UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 – April 30, 2012

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2012
Vanguard Developed Markets Index Fund

> Vanguard Developed Markets Index Fund’s Investor Shares returned 3.75% for the six months ended April 30, 2012.

> Because of temporary price differences arising from fair-value pricing, the fund’s returns diverged from those of its benchmark index.

> The index’s two largest markets, the United Kingdom and Japan, contributed most significantly to the fund’s performance.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	26
Trustees Approve Advisory Arrangement.	28
Glossary.	29

Developed Markets Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2012

Total
Returns
Vanguard Developed Markets Index Fund
Investor Shares	3.75%
Admiral™ Shares	3.73
Institutional Shares	3.67
Institutional Plus Shares	3.74
MSCI EAFE Index	2.44
International Funds Average	4.49

International Funds Average: Derived from data provided by Lipper Inc.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
October 31, 2011, Through April 30, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Developed Markets Index Fund
Investor Shares	$9.25	$9.26	$0.308	$0.000
Admiral Shares	26.63	26.64	0.897	0.000
Institutional Shares	9.19	9.18	0.317	0.000
Institutional Plus Shares	95.75	95.69	3.326	0.000

1

Chairman’s Letter

Dear Shareholder,

International stock markets improved during the six months ended April 30, 2012, finishing with a modest advance. While Europe’s debt crisis remained a dominant theme in the financial markets, investor concern over the ongoing drama seemed to wax and wane throughout the period.

In this market environment, Investor Shares of Vanguard Developed Markets Index Fund returned 3.75%. Because of temporary price differences arising from fair-value pricing policies, the fund’s returns diverged from those of its benchmark, the MSCI EAFE Index, which is not adjusted for fair value. (You can read more about fair value pricing in the text box on page 5.)

Please note that shortly after the close of the period, Vanguard announced that it had eliminated the redemption fee for your fund, effective May 23. The fund’s trustees determined that the fee, which was one of several measures in place to protect the interests of long-term investors and discourage frequent trading, was no longer needed.

Stocks followed a familiar pattern, reflecting investors’ shifting moods
As I mentioned, international stocks generated a modestly positive return for the six months ended April 30. European companies were the weakest performers, trailing the returns of emerging markets and the developed markets of the Pacific region.

2

U.S. stocks delivered strong results. Signs of economic acceleration in the United

States, strength in corporate earnings, and apparent progress in Europe’s debt negotiations created a sense of optimism through much of the period. In fact, the broad U.S. stock market turned in its best first-quarter gain since 1998.

By the end of the fiscal half-year, however, apprehension about the same sources of the earlier good news began to weigh on stock prices. Rapid changes in investor sentiment have been a prominent feature of the financial markets since the 2008–2009 crisis, a reflection of broader economic uncertainties.

Municipal securities remained a bond market bright spot
The taxable bond market produced solid, if unremarkable, six-month total returns. The yields of U.S. Treasury bonds bobbed higher during the period but dropped at the end as investors put a premium on the safest securities. This “flight to quality” boosted bond prices modestly. (Bond yields and prices move in opposite directions.)

The six-month return of the broad municipal bond market was impressive. Investors have bid up prices as muni yields have continued to hover above those available from fully taxable U.S. Treasury bonds.

Market Barometer

			Total Returns
		Periods Ended April 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	12.89%	4.11%	1.23%
Russell 2000 Index (Small-caps)	11.02	-4.25	1.45
Dow Jones U.S. Total Stock Market Index	12.66	3.43	1.56
MSCI All Country World Index ex USA (International)	2.73	-12.90	-2.75

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.44%	7.54%	6.37%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	5.50	11.36	5.60
Citigroup Three-Month U.S. Treasury Bill Index	0.01	0.04	1.03

CPI
Consumer Price Index	1.62%	2.30%	2.17%

3

As it has since December 2008, the Federal Reserve Board kept its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns available from money market funds and savings accounts.

Foreign stocks posted gains despite drama in Europe
Vanguard Developed Markets Index Fund provides investors with diversified exposure to developed foreign markets by investing in companies located in Europe, Asia, and Australia. European stocks represent about two-thirds of the capitalization of the fund and its index, while Pacific region stocks represent about one-third.

For the most recent six months, European countries produced mixed results, while all five countries in the Pacific region posted positive returns. The relative strength of the U.S. dollar compared with most major foreign currencies restrained results for U.S. investors, as some holdings lost value when converted into U.S. dollars.

European developed markets returned about 2% for the period. The United Kingdom—accounting for just over 20% of the fund’s assets, on average, during the period—was by far the European region’s largest contributor. The country’s tobacco companies and breweries were among the top performers, and holdings in its financial and industrial sectors also helped returns.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Plus Shares	Average
Developed Markets Index Fund	0.20%	0.12%	0.08%	0.06%	1.37%

The fund expense ratios shown are from the prospectus dated February 27, 2012, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2012, the annualized expense ratios were 0.20% for Investor Shares, 0.12% for Admiral Shares, 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: International Funds.

4

A note on fair-value pricing
The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change––because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index––a difference that usually corrects itself when the foreign markets open.

Other bright spots included Germany and Switzerland. Swiss pharmaceutical firms and food companies were key contributors to performance, as were German auto-makers. A handful of other countries—Denmark, Sweden, Belgium, Ireland, Norway, and the Netherlands—also added to returns.

Several European markets continued to feel the effects of the debt crisis, with Spain, France, and Italy among the worst performers. Together, these three countries subtracted almost 1.5 percentage points from the fund’s total return. While weakness was evident in many areas, financial companies—particularly banks—and telecommunication services stocks weighed heaviest on performance. Finland, Portugal, and Greece also produced negative results.

The Pacific region returned about 4% for the half-year. Performance was led by Japan—the fund’s largest allocation in the Pacific region and its second-largest overall, behind the United Kingdom. More than a year after the tragic earthquake, tsunami, and nuclear crisis devastated the nation, the Japanese economy is slowly improving. The country’s automakers and financial companies were among the region’s top performers.

While Japan was the standout, the remaining markets in the Pacific region—Hong Kong, Singapore, Australia, and New Zealand—also contributed positively to the fund’s performance.

5

International stocks can help diversify your portfolio
Diversification is a hallmark of any sensible investing plan, and exposure to international equities, which can behave differently from their U.S. counterparts, can be an important part of the equation.

Considerations for Investing in non-U.S. Equities, a recent Vanguard research paper available at vanguard.com/research, explains that international equities can provide significant opportunities for U.S. investors and can also help to dampen a portfolio’s volatility.

Vanguard encourages investors to establish a balanced, well-diversified investment portfolio that includes domestic and international stock funds, as well as bond and money market funds. Vanguard Developed Markets Index Fund, which offers broad, low-cost exposure to international developed markets, can play an important role in such a portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 17, 2012

6

Developed Markets Index Fund

Fund Profile
As of April 30, 2012

Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Plus Shares
Ticker Symbol	VDMIX	VDMAX	VIDMX	VDMPX
Expense Ratio[1]	0.20%	0.12%	0.08%	0.06%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Number of Stocks	937	924	1,837
Median Market Cap	$32.9B	$32.9B	$27.6B
Price/Earnings Ratio	13.9x	13.9x	13.5x
Price/Book Ratio	1.3x	1.3x	1.4x
Return on Equity	16.6%	16.6%	17.2%
Earnings Growth Rate	-0.5%	-0.5%	3.9%
Dividend Yield	3.6%	3.6%	3.3%
Turnover Rate
(Annualized)	6%	—	—
Short-Term Reserves	-0.4%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Consumer
Discretionary	10.8%	10.8%	9.6%
Consumer Staples	11.5	11.5	10.0
Energy	8.7	8.6	11.4
Financials	22.2	22.2	23.6
Health Care	9.6	9.7	6.9
Industrials	12.6	12.6	10.6
Information
Technology	4.7	4.7	6.6
Materials	10.3	10.3	11.5
Telecommunication
Services	5.4	5.4	5.9
Utilities	4.2	4.2	3.9

Volatility Measures
	MSCI	MSCI AC
	EAFE	World Index
	Index	ex USA
R-Squared	0.98	0.97
Beta	1.03	1.00
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil &
	Gas	2.2%
Nestle SA	Packaged Foods &
	Meats	2.0
BHP Billiton Ltd.	Diversified Metals
	& Mining	1.8
HSBC Holdings plc	Diversified Banks	1.6
Vodafone Group plc	Wireless
	Telecommunication
	Services	1.4
BP plc	Integrated Oil &
	Gas	1.3
Novartis AG	Pharmaceuticals	1.3
Roche Holding AG	Pharmaceuticals	1.3
GlaxoSmithKline plc	Pharmaceuticals	1.1
Toyota Motor Corp.	Automobile
	Manufacturers	1.1
Top Ten		15.1%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 27, 2012, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the annualized expense ratios were 0.20% for Investor Shares, 0.12% for Admiral Shares, 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares.

7

Developed Markets Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Europe
United Kingdom	23.2%	23.2%	15.7%
France	8.9	8.9	6.0
Switzerland	8.5	8.5	5.8
Germany	8.5	8.4	5.7
Sweden	3.2	3.2	2.1
Spain	2.6	2.6	1.7
Netherlands	2.4	2.4	1.6
Italy	2.2	2.2	1.5
Denmark	1.2	1.2	0.8
Belgium	1.0	1.0	0.7
Norway	1.0	1.0	0.6
Other	1.7	1.7	1.1
Subtotal	64.4%	64.3%	43.3%
Pacific
Japan	21.3%	21.4%	14.5%
Australia	8.8	8.8	6.0
Hong Kong	2.9	2.9	2.0
Singapore	1.8	1.8	1.2
Other	0.1	0.1	0.1
Subtotal	34.9%	35.0%	23.8%
Emerging Markets	0.0%	0.0%	24.2%
North America	0.0%	0.0%	8.3%
Middle East	0.7%	0.7%	0.4%

Allocation by Region (% of portfolio)

8

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2001, Through April 30, 2012

Note: For 2012, performance data reflect the six months ended April 30, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/8/2000	-5.35%	-3.34%	5.75%
Admiral Shares	9/27/2011	—	—	12.98[1]
Institutional Shares	5/8/2000	-5.30	-3.29	5.78
Institutional Plus Shares	12/2/2010	-5.25	—	0.78[1]
1 Return since inception.

The inception date of the Institutional Shares is January 22, 2010; the returns and other data shown in the table above reflect a blend of the historical performance of the fund's Investor Shares prior to January 22, 2010, and of the Institutional Shares from then on. The inception date shown in the table is that of the fund’s Investor Shares.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.
See Financial Highlights for dividend and capital gains information.

9

Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	3,627,553	134,610	1.2%
Commonwealth Bank of Australia	1,780,437	96,043	0.8%
Westpac Banking Corp.	3,423,363	80,676	0.7%
Australia & New Zealand Banking Group Ltd.	2,976,098	73,728	0.6%
National Australia Bank Ltd.	2,489,752	65,081	0.6%
Australia—Other †		564,183	4.9%
		1,014,321	8.8%

Austria †		29,092	0.2%

Belgium
^ Anheuser-Busch InBev NV	906,837	65,361	0.6%
Belgium—Other †		51,452	0.4%
		116,813	1.0%
Denmark
Novo Nordisk A/S Class B	480,352	70,815	0.6%
Denmark—Other †		65,239	0.6%
		136,054	1.2%

Finland †		93,713	0.8%

France
Total SA	2,397,687	115,099	1.0%
Sanofi	1,286,897	98,297	0.8%
^ LVMH Moet Hennessy Louis Vuitton SA	286,756	47,572	0.4%
Danone	659,619	46,437	0.4%
France—Other †		717,745	6.2%
		1,025,150	8.8%

10

Developed Markets Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Germany
Siemens AG	929,373	86,266	0.7%
^ BASF SE	1,037,465	85,419	0.7%
SAP AG	1,039,316	68,921	0.6%
^ Bayer AG	934,072	65,819	0.6%
Allianz SE	513,376	57,263	0.5%
Daimler AG	942,486	52,150	0.5%
^ E.ON AG	2,034,178	46,058	0.4%
Germany—Other †		512,344	4.4%
		974,240	8.4%

Greece †		9,730	0.1%

Hong Kong
Hang Seng Bank Ltd.	864,162	11,834	0.1%
Orient Overseas International Ltd.	245,797	1,675	0.0%
1 Hong Kong—Other †		324,515	2.8%
		338,024	2.9%

Ireland †		34,268	0.3%

Israel
Teva Pharmaceutical Industries Ltd.	1,063,311	48,622	0.4%
Israel—Other †		27,854	0.3%
		76,476	0.7%
Italy
ENISPA	2,714,529	60,317	0.5%
Italy—Other †		190,393	1.7%
		250,710	2.2%
Japan
Toyota Motor Corp.	3,115,726	127,676	1.1%
Mitsubishi UFJ Financial Group Inc.	14,389,317	69,091	0.6%
Honda Motor Co. Ltd.	1,841,491	66,274	0.6%
Canon Inc.	1,280,534	58,044	0.5%
Sumitomo Mitsui Financial Group Inc.	1,517,349	48,553	0.4%
ChugaiPharmaceutical Co. Ltd.	253,513	4,563	0.1%
Daihatsu Motor Co. Ltd.	217,186	4,100	0.0%
Hino Motors Ltd.	293,008	2,072	0.0%
Japan—Other †		2,073,956	17.9%
		2,454,329	21.2%
Netherlands
Unilever NV	1,840,012	63,029	0.6%
Netherlands—Other †		211,767	1.8%
		274,796	2.4%

New Zealand †		14,426	0.1%

Norway †		110,955	1.0%

Portugal †		23,675	0.2%

Singapore †		211,830	1.8%

11

Developed Markets Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
	Spain
	Telefonica SA		4,574,645	66,803	0.6%
	Banco Santander SA		9,696,233	60,880	0.5%
	Spain—Other †			168,672	1.5%
				296,355	2.6%

	Sweden †			365,749	3.1%

	Switzerland
	Nestle SA		3,727,537	228,458	2.0%
	Novartis AG		2,636,129	145,557	1.3%
	Roche Holding AG		793,582	145,036	1.2%
*	UBS AG		4,085,978	51,026	0.4%
1	Switzerland—Other †			414,056	3.6%
				984,133	8.5%
	United Kingdom
	HSBC Holdings plc		20,182,701	182,193	1.6%
	BP plc		21,420,081	154,741	1.3%
	Vodafone Group plc		54,231,130	150,110	1.3%
	GlaxoSmithKline plc		5,702,008	131,725	1.1%
	British American Tobacco plc		2,224,682	114,103	1.0%
	Royal Dutch Shell plc Class B		3,007,144	110,045	1.0%
	Royal Dutch Shell plc Class A		2,714,221	96,805	0.8%
	BG Group plc		3,833,438	90,451	0.8%
	Rio Tinto plc		1,549,452	86,854	0.7%
	BHP Billiton plc		2,385,679	76,800	0.7%
	Diageo plc		2,822,055	71,182	0.6%
	Standard Chartered plc		2,689,844	65,755	0.6%
	AstraZeneca plc		1,471,728	64,493	0.6%
	Anglo American plc		1,494,831	57,768	0.5%
	Royal Dutch Shell plc Class A (Amsterdam Shares)		1,398,791	49,890	0.4%
	Unilever plc		1,449,712	49,525	0.4%
	TESCO plc		9,056,192	46,664	0.4%
	Barclays plc		13,087,471	46,334	0.4%
	Vodafone Group plc ADR		255,762	7,118	0.1%
	United Kingdom—Other †			1,021,949	8.8%
				2,674,505	23.1%
	Total Common Stocks (Cost $10,662,946)			11,509,344	99.4%[2]

		Coupon
	Temporary Cash Investments
	Money Market Fund
[3,4]	Vanguard Market Liquidity Fund	0.137%	547,609,470	547,609	4.7%

	[5,6]U.S. Government and Agency Obligations †			4,499	0.0%
	Total Temporary Cash Investments (Cost $552,108)			552,108	4.7%[2]
	Total Investments (Cost $11,215,054)			12,061,452	104.1%
	Other Assets and Liabilities
	Other Assets			93,934	0.8%
	Liabilities[4]			(573,858)	(4.9%)
				(479,924)	(4.1%)
	Net Assets			11,581,528	100.0%

12

Developed Markets Index Fund

At April 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	12,430,808
Undistributed Net Investment Income	138,521
Accumulated Net Realized Losses	(1,834,702)
Unrealized Appreciation (Depreciation)
Investment Securities	846,398
Futures Contracts	(908)
Forward Currency Contracts	100
Foreign Currencies	1,311
Net Assets	11,581,528

Investor Shares—Net Assets
Applicable to 181,201,140 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	1,677,301
Net Asset Value Per Share—Investor Shares	$9.26

Admiral Shares—Net Assets
Applicable to 44,957,460 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	1,197,554
Net Asset Value Per Share—Admiral Shares	$26.64

Institutional Shares—Net Assets
Applicable to 564,286,841 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	5,182,405
Net Asset Value Per Share—Institutional Shares	$9.18

Institutional Plus Shares—Net Assets
Applicable to 36,830,307 outstanding $.001 par value shares of beneficial
interest (unlimited authorization)	3,524,268
Net Asset Value Per Share—Institutional Plus Shares	$95.69

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $510,128,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $50,774,000, representing 0.4% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 4.3%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $547,609,000 of collateral received for securities on loan.
5 Securities with a value of $4,149,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $65,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Developed Markets Index Fund

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Dividends[1]	207,649
Interest[2]	19
Security Lending	1,594
Total Income	209,262
Expenses
The Vanguard Group—Note B
Investment Advisory Services	354
Management and Administrative—Investor Shares	1,490
Management and Administrative—Admiral Shares	403
Management and Administrative—Institutional Shares	613
Management and Administrative—Institutional Plus Shares	191
Marketing and Distribution—Investor Shares	393
Marketing and Distribution—Admiral Shares	40
Marketing and Distribution—Institutional Shares	741
Marketing and Distribution—Institutional Plus Shares	360
Custodian Fees	859
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	5
Total Expenses	5,464
Net Investment Income	203,798
Realized Net Gain (Loss)
Investment Securities Sold	55,169
Futures Contracts	3,935
Foreign Currencies and Forward Currency Contracts	(2,332)
Realized Net Gain (Loss)	56,772
Change in Unrealized Appreciation (Depreciation)
Investment Securities	140,080
Futures Contracts	(4,512)
Foreign Currencies and Forward Currency Contracts	346
Change in Unrealized Appreciation (Depreciation)	135,914
Net Increase (Decrease) in Net Assets Resulting from Operations	396,484

1 Dividends are net of foreign withholding taxes of $15,476,000.
2 Interest income from an affiliated company of the fund was $17,000.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	203,798	371,625
Realized Net Gain (Loss)	56,772	129,096
Change in Unrealized Appreciation (Depreciation)	135,914	(1,114,416)
Net Increase (Decrease) in Net Assets Resulting from Operations	396,484	(613,695)
Distributions
Net Investment Income
Investor Shares	(73,158)	(89,221)
Admiral Shares	(29,505)	—
Institutional Shares	(173,504)	(183,719)
Institutional Plus Shares	(93,878)	(22,195)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(370,045)	(295,135)
Capital Share Transactions
Investor Shares	(1,275,675)	47,262
Admiral Shares	1,082,179	70,054
Institutional Shares	302,148	(1,694,207)
Institutional Plus Shares	754,687	3,057,910
Net Increase (Decrease) from Capital Share Transactions	863,339	1,481,019
Total Increase (Decrease)	889,778	572,189
Net Assets
Beginning of Period	10,691,750	10,119,561
End of Period[1]	11,581,528	10,691,750

1 Net Assets—End of Period includes undistributed net investment income of $138,521,000 and $304,962,000.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Developed Markets Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.25	$10.06	$9.26	$7.79	$14.91	$12.15
Investment Operations
Net Investment Income	.159	.317	.265[1]	.452[2]	.369[1]	.305
Net Realized and Unrealized Gain (Loss)
on Investments	.159	(.846)	.644	1.416	(7.097)	2.759
Total from Investment Operations	.318	(.529)	.909	1.868	(6.728)	3.064
Distributions
Dividends from Net Investment Income	(.308)	(.281)	(.109)	(.398)	(.387)	(.299)
Distributions from Realized Capital Gains	—	—	—	—	(.005)	(.005)
Total Distributions	(.308)	(.281)	(.109)	(.398)	(.392)	(.304)
Net Asset Value, End of Period	$9.26	$9.25	$10.06	$9.26	$7.79	$14.91

Total Return[3]	3.75%	-5.46%	9.87%	25.23%	-46.24%	25.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,677	$2,976	$3,198	$2,936	$2,299	$3,976
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.22%	0.10%	—	—
Acquired Fund Fees and Expenses	—	—	—	0.15%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	3.63%	3.30%	3.09%	5.93%[2]	3.04%	2.05%
Portfolio Turnover Rate	6%[5]	5%[5]	13%	14%[4]	13%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net Investment income per share and the ratio of net investment income to average net assets include $.400 and 5.19%, respectively, of annual dividends received from Vanguard mutual funds in December 2008. Effective in June 2009, the fund’s equity investments are solely in common stocks.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of securities received and mutual fund shares delivered in connection with a change in the fund’s investment policy to invest directly in individual stocks and reduce the fund’s investment in Vanguard mutual funds.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Developed Markets Index Fund

Financial Highlights

Admiral Shares

	Six Months	Sept. 27,
	Ended	2011[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$26.63	$25.00
Investment Operations
Net Investment Income	.442	.068
Net Realized and Unrealized Gain (Loss) on Investments	.465	1.562
Total from Investment Operations	.907	1.630
Distributions
Dividends from Net Investment Income	(.897)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.897)	—
Net Asset Value, End of Period	$26.64	$26.63

Total Return[2]	3.73%	6.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,198	$73
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	3.71%	3.38%[3]
Portfolio Turnover Rate[4]	6%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Developed Markets Index Fund

Financial Highlights

Institutional Shares

	Six Months	Year	Jan. 22,
	Ended	Ended	2010[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$9.19	$9.99	$9.28
Investment Operations
Net Investment Income	.164	.327	.242[2]
Net Realized and Unrealized Gain (Loss) on Investments	.143	(.836)	.468
Total from Investment Operations	.307	(.509)	.710
Distributions
Dividends from Net Investment Income	(.317)	(.291)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.317)	(.291)	—
Net Asset Value, End of Period	$9.18	$9.19	$9.99

Total Return[3]	3.67%	-5.30%	7.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,182	$4,856	$6,922
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	3.75%	3.42%	3.24%[4]
Portfolio Turnover Rate	6%[5]	5%[5]	13%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Developed Markets Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months	Dec. 2,
	Ended	2010[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$95.75	$103.47
Investment Operations
Net Investment Income	1.711	3.102
Net Realized and Unrealized Gain (Loss) on Investments	1.555	(7.795)
Total from Investment Operations	3.266	(4.693)
Distributions
Dividends from Net Investment Income	(3.326)	(3.027)
Distributions from Realized Capital Gains	—	—
Total Distributions	(3.326)	(3.027)
Net Asset Value, End of Period	$95.69	$95.75

Total Return[2]	3.74%	-4.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,524	$2,787
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	3.77%	3.44%[3]
Portfolio Turnover Rate[4]	6%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

20

Developed Markets Index Fund

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

21

Developed Markets Index Fund

B. The Vanguard Group furnishes at-cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2012, the fund had contributed capital of $1,734,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.69% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,700	11,493,644	—
Temporary Cash Investments	547,609	4,499	—
Futures Contracts—Liabilities[1]	(209)	—	—
Forward Currency Contracts—Assets	—	431	—
Forward Currency Contracts—Liabilities	—	(331)	—
Total	563,100	11,498,243	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2012, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	431	431
Liabilities	(209)	(331)	(540)

22

Developed Markets Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2012, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	3,935	—	3,935
Forward Currency Contracts	—	(466)	(466)
Realized Net Gain (Loss) on Derivatives	3,935	(466)	3,469

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(4,512)	—	(4,512)
Forward Currency Contracts	—	(1,261)	(1,261)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(4,512)	(1,261)	(5,773)

At April 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2012	567	16,953	(532)
FTSE 100 Index	June 2012	159	14,756	(117)
Topix Index	June 2012	127	12,764	(417)
S&P ASX 200 Index	June 2012	61	6,981	158

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

23

Developed Markets Index Fund

At April 30, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	6/20/12	EUR	14,168	USD	18,757	127
UBS AG	6/20/12	GBP	9,318	USD	15,126	285
UBS AG	6/26/12	AUD	3,997	USD	4,136	19
UBS AG	6/26/12	AUD	2,471	USD	2,557	(18)
UBS AG	`6/12/12	USD	11,647	JPY	929,620	(313)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2012, the fund realized net foreign currency losses of $1,866,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2012, the fund realized gains on the sale of passive foreign investment companies of $1,672,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at April 30, 2012, had unrealized appreciation of $15,453,000 as of October 31, 2011, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2012, the fund realized $44,017,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $1,845,312,000 to offset future net capital gains of $1,225,654,000 through October 31, 2016, $585,420,000 through October 31, 2017, and $34,238,000 through October 31, 2018. The fund

24

Developed Markets Index Fund

will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2012, the cost of investment securities for tax purposes was $11,230,507,000. Net unrealized appreciation of investment securities for tax purposes was $830,945,000, consisting of unrealized gains of $1,921,843,000 on securities that had risen in value since their purchase and $1,090,898,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2012, the fund purchased $1,254,231,000 of investment securities and sold $617,655,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2012	October 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	310,079	34,023	794,417	79,062
Issued in Lieu of Cash Distributions	65,924	7,792	81,158	8,140
Redeemed[1]	(1,651,678)	(182,146)	(828,313)	(83,626)
Net Increase (Decrease)—Investor Shares	(1,275,675)	(140,331)	47,262	3,576
Admiral Shares
Issued	1,142,520	44,461	70,376	2,743
Issued in Lieu of Cash Distributions	25,632	1,054	—	—
Redeemed[1]	(85,973)	(3,288)	(322)	(13)
Net Increase (Decrease)—Admiral Shares	1,082,179	42,227	70,054	2,730
Institutional Shares
Issued	816,311	91,230	2,019,817	203,683
Issued in Lieu of Cash Distributions	161,413	19,239	149,659	15,132
Redeemed[1]	(675,576)	(74,703)	(3,863,683)	(383,377)
Net Increase (Decrease)—Institutional Shares	302,148	35,766	(1,694,207)	(164,562)
Institutional Plus Shares
Issued	1,141,868	12,058	3,413,561	32,488
Issued in Lieu of Cash Distributions	84,262	964	17,522	170
Redeemed[1]	(471,443)	(5,301)	(373,173)	(3,549)
Net Increase (Decrease)—Institutional Plus Shares	754,687	7,721	3,057,910	29,109
1 Net of redemption fees for fiscal 2012 and 2011 of $162,000 and $103,000, respectively (fund totals).

H. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

26

Six Months Ended April 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	10/31/2011	4/30/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,037.53	$1.01
Admiral Shares	1,000.00	1,037.26	0.61
Institutional Shares	1,000.00	1,036.65	0.41
Institutional Plus Shares	1,000.00	1,037.41	0.30
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.27	0.60
Institutional Shares	1,000.00	1,024.47	0.40
Institutional Plus Shares	1,000.00	1,024.57	0.30

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.12% for Admiral Shares, 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

27

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Developed Markets Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management since the fund began investing directly in stocks in 2009, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since 2009, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that the results have been consistent with the fund’s investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

28

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

29

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

30

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001. [2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam

President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q2272 062012

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Australia (8.8%)
BHP Billiton Ltd.	3,627,553	134,610
Commonwealth Bank of Australia	1,780,437	96,043
Westpac Banking Corp.	3,423,363	80,676
Australia & New Zealand Banking Group Ltd.	2,976,098	73,728
National Australia Bank Ltd.	2,489,752	65,081
Woolworths Ltd.	1,384,626	37,335
Wesfarmers Ltd.	1,136,993	35,704
Rio Tinto Ltd.	491,902	33,659
Woodside Petroleum Ltd.	728,161	26,333
Westfield Group	2,479,675	23,709
Newcrest Mining Ltd.	864,833	23,567
CSL Ltd.	591,757	22,535
Telstra Corp. Ltd.	4,921,831	18,147
QBE Insurance Group Ltd.	1,259,840	18,076
Origin Energy Ltd.	1,227,422	16,864
Santos Ltd.	1,067,996	15,494
AMP Ltd.	3,219,778	14,237
Brambles Ltd.	1,671,827	12,544
Suncorp Group Ltd.	1,452,892	12,251
Macquarie Group Ltd.	393,752	11,868
Orica Ltd.	411,417	11,450
Amcor Ltd.	1,382,316	10,789
Westfield Retail Trust	3,270,499	9,229
Transurban Group	1,471,731	8,987
Insurance Australia Group Ltd.	2,344,888	8,601
Stockland	2,615,643	8,403
Coca-Cola Amatil Ltd.	641,922	8,309
Iluka Resources Ltd.	471,675	8,239
AGL Energy Ltd.	524,226	8,158
Fortescue Metals Group Ltd.	1,403,980	8,156
QR National Ltd.	1,928,329	7,277
GPT Group	1,967,814	6,699
ASX Ltd.	198,514	6,600
WorleyParsons Ltd.	218,940	6,411
Incitec Pivot Ltd.	1,839,461	6,217
Goodman Group	1,591,560	5,951
Sonic Healthcare Ltd.	417,751	5,465
Campbell Brothers Ltd.	76,138	5,403
Asciano Ltd.	1,102,235	5,395
Dexus Property Group	5,458,606	5,296
Mirvac Group	3,859,082	5,185
Lend Lease Group	612,539	4,718
Toll Holdings Ltd.	772,920	4,685
Computershare Ltd.	504,203	4,398
Cochlear Ltd.	64,360	4,383
Crown Ltd.	450,162	4,251
CFS Retail Property Trust	2,093,775	4,188
Tatts Group Ltd.	1,507,852	4,049
James Hardie Industries SE	489,859	3,786
Leighton Holdings Ltd.	171,548	3,657
Echo Entertainment Group Ltd.	773,832	3,605
Metcash Ltd.	872,621	3,590
OZ Minerals Ltd.	355,614	3,424
^ APA Group	612,636	3,317
Alumina Ltd.	2,773,629	3,313
Bendigo and Adelaide Bank Ltd.	419,889	3,283
Boral Ltd.	838,028	3,278
Ramsay Health Care Ltd.	148,328	3,091
Whitehaven Coal Ltd.	502,924	2,769
Sims Metal Management Ltd.	186,160	2,738
TABCORP Holdings Ltd.	808,788	2,413

1

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^,*	Lynas Corp. Ltd.	1,942,181	2,242
	Caltex Australia Ltd.	151,996	2,165
*	Qantas Airways Ltd.	1,254,817	2,127
	SP AusNet	1,633,066	1,876
^	Fairfax Media Ltd.	2,535,551	1,809
*	Sydney Airport	413,441	1,250
	Harvey Norman Holdings Ltd.	589,008	1,235
			1,014,321
Austria (0.2%)
	OMV AG	185,431	6,273
	Erste Group Bank AG	215,117	4,961
	Telekom Austria AG	376,377	4,130
	Voestalpine AG	124,321	4,050
	IMMOFINANZ AG	1,107,544	3,899
	Verbund AG	76,438	2,142
^	Raiffeisen Bank International AG	55,552	1,848
	Vienna Insurance Group AG Wiener Versicherung Gruppe	43,924	1,789
			29,092
Belgium (1.0%)
^	Anheuser-Busch InBev NV	906,837	65,361
	Solvay SA Class A	66,914	8,151
^	Umicore SA	129,015	7,006
^	Groupe Bruxelles Lambert SA	91,289	6,336
	Delhaize Group SA	115,017	5,598
^	UCB SA	113,858	5,324
^	Belgacom SA	171,292	4,867
^	Ageas	2,492,337	4,542
	KBC Groep NV	182,927	3,546
	Colruyt SA	85,216	3,492
	NV Bekaert SA	44,165	1,312
	Mobistar SA	33,754	1,278
			116,813
Denmark (1.2%)
	Novo Nordisk A/S Class B	480,352	70,815
*	Danske Bank A/S	736,677	11,972
	AP Moeller - Maersk A/S Class B	1,490	11,666
	Carlsberg A/S Class B	120,420	10,395
	Novozymes A/S	260,299	6,831
	DSV A/S	215,295	4,910
	Coloplast A/S Class B	25,762	4,769
	AP Moeller - Maersk A/S Class A	621	4,632
	TDC A/S	555,881	3,985
^,*	William Demant Holding A/S	26,280	2,483
^,*	Vestas Wind Systems A/S	231,776	2,043
	Tryg A/S	27,823	1,553
			136,054
Finland (0.8%)
	Nokia Oyj	4,224,020	15,298
	Sampo Oyj	473,939	12,619
	Kone Oyj Class B	176,205	10,904
	Fortum Oyj	501,786	10,793
^	Wartsila OYJ Abp	189,612	7,684
	UPM-Kymmene Oyj	593,871	7,621
	Metso Oyj	144,796	6,219
	Nokian Renkaat Oyj	123,891	5,881
^	Stora Enso Oyj	656,652	4,495
	Elisa Oyj	158,566	3,576
^	Orion Oyj Class B	109,451	2,233
	Kesko Oyj Class B	76,073	2,035
	Neste Oil Oyj	145,356	1,720
	Pohjola Bank plc Class A	156,523	1,685

2

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^	Sanoma Oyj	90,805	950
			93,713
France (8.8%)
	Total SA	2,397,687	115,099
	Sanofi	1,286,897	98,297
^	LVMH Moet Hennessy Louis Vuitton SA	286,756	47,572
	Danone	659,619	46,437
	BNP Paribas SA	1,091,347	44,047
	Air Liquide SA	320,516	41,228
	Schneider Electric SA	552,564	34,036
^	L'Oreal SA	271,388	32,669
	GDF Suez	1,398,032	32,189
	France Telecom SA	2,094,352	28,710
	AXA SA	1,965,742	27,934
	Vivendi SA	1,409,133	26,064
	Vinci SA	510,775	23,690
	Pernod-Ricard SA	224,419	23,288
	Cie Generale d'Optique Essilor International SA	226,932	19,997
	Unibail-Rodamco SE	103,736	19,411
	Cie de St-Gobain	453,401	19,036
	European Aeronautic Defence and Space Co. NV	463,079	18,300
	Societe Generale SA	744,433	17,624
	ArcelorMittal	969,751	16,847
	Cie Generale des Etablissements Michelin	203,651	15,220
^	PPR	86,107	14,410
	Carrefour SA	653,282	13,122
	Technip SA	111,994	12,718
	Renault SA	217,287	9,885
	Christian Dior SA	61,732	9,309
	Lafarge SA	227,438	8,890
	Legrand SA	252,172	8,513
	Sodexo	106,294	8,468
	Publicis Groupe SA	163,413	8,438
	Alstom SA	232,287	8,308
	SES SA	337,958	8,098
	Vallourec SA	127,635	7,687
	Safran SA	188,815	6,999
	Cap Gemini SA	167,483	6,543
	Dassault Systemes SA	66,648	6,468
*	Casino Guichard Perrachon SA	62,576	6,148
	Veolia Environnement SA	410,426	6,009
^	Bouygues SA	213,945	5,837
	Credit Agricole SA	1,128,921	5,811
	Electricite de France SA	272,259	5,768
	Accor SA	166,654	5,763
	Edenred	178,758	5,711
	Arkema SA	62,528	5,546
	Bureau Veritas SA	61,589	5,487
	Eutelsat Communications SA	149,265	5,315
	Groupe Eurotunnel SA	618,311	5,202
	SCOR SE	194,721	5,148
*	Cie Generale de Geophysique - Veritas	162,711	4,666
	Suez Environnement Co.	316,716	4,468
	STMicroelectronics NV	717,035	4,129
	Lagardere SCA	133,893	4,060
*	Alcatel-Lucent	2,620,667	4,030
	Thales SA	114,728	3,977
^	Klepierre	118,538	3,758
	AtoS	55,963	3,606
	Societe BIC SA	32,566	3,587
	Aeroports de Paris	39,089	3,290
	Natixis	1,038,234	3,165
	Peugeot SA	258,872	3,109
	Wendel SA	37,387	2,800

3

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Iliad SA	21,632	2,786
^	Fonciere Des Regions	30,801	2,387
	CNP Assurances	168,595	2,367
	Gecina SA	24,892	2,309
*	ICADE	26,599	2,244
	Imerys SA	38,332	2,184
	Neopost SA	37,362	2,150
*	JCDecaux SA	75,128	2,133
	Eurazeo	36,000	1,846
	Eiffage SA	45,419	1,546
^	Societe Television Francaise 1	129,806	1,257
			1,025,150
Germany (8.4%)
	Siemens AG	929,373	86,266
^	BASF SE	1,037,465	85,419
	SAP AG	1,039,316	68,921
^	Bayer AG	934,072	65,819
	Allianz SE	513,376	57,263
	Daimler AG	942,486	52,150
^	E.ON AG	2,034,178	46,058
	Deutsche Bank AG	1,049,903	45,580
	Deutsche Telekom AG	3,174,172	35,788
	Bayerische Motoren Werke AG	373,776	35,551
^	Linde AG	192,756	32,993
	Volkswagen AG Prior Pfd.	163,352	30,965
^	Muenchener Rueckversicherungs AG	202,569	29,424
^	RWE AG	552,930	23,769
	Adidas AG	236,284	19,709
	Deutsche Post AG	955,858	17,850
	Fresenius Medical Care AG & Co. KGaA	237,117	16,838
	Henkel AG & Co. KGaA Prior Pfd.	200,931	14,952
	Deutsche Boerse AG	219,889	13,807
	Fresenius SE & Co. KGaA	128,320	12,811
	Infineon Technologies AG	1,227,559	12,233
	Porsche Automobil Holding SE Prior Pfd.	173,230	10,584
	ThyssenKrupp AG	436,319	10,348
*	K&S AG	194,887	9,741
^	MAN SE	71,828	9,080
	Henkel AG & Co. KGaA	146,411	8,965
*	Commerzbank AG	4,114,088	8,908
^	Continental AG	90,210	8,749
^	HeidelbergCement AG	158,433	8,718
	Merck KGaA	72,865	8,009
^	Beiersdorf AG	113,846	7,989
	Lanxess AG	93,949	7,480
	GEA Group AG	197,789	6,533
	Brenntag AG	52,320	6,518
*	Kabel Deutschland Holding AG	101,971	6,429
	Volkswagen AG	33,224	5,676
	Metro AG	145,893	4,710
	Daimler AG	81,276	4,499
^,*	QIAGEN NV	262,944	4,348
^	Hannover Rueckversicherung AG	68,464	4,143
	Bayerische Motoren Werke AG Prior Pfd.	58,590	3,648
	Deutsche Lufthansa AG	256,963	3,346
	Hochtief AG	47,643	2,795
	Fraport AG Frankfurt Airport Services Worldwide	41,696	2,711
	United Internet AG	122,389	2,422
	Salzgitter AG	44,369	2,326
	Suedzucker AG	75,614	2,303
	ProSiebenSat.1 Media AG Prior Pfd.	86,596	2,200
^	Axel Springer AG	45,181	2,061
	RWE AG Prior Pfd.	44,024	1,741
	Celesio AG	96,243	1,660

4

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^	Wacker Chemie AG	17,790	1,434
			974,240
Greece (0.1%)
	Coca Cola Hellenic Bottling Co. SA	209,181	4,155
*	National Bank of Greece SA	1,077,077	2,403
	OPAP SA	252,179	2,254
	Hellenic Telecommunications Organization SA	274,653	897
	Hellenic Telecommunications Organization SA ADR	12,684	21
			9,730
Hong Kong (2.9%)
2	AIA Group Ltd.	9,516,086	33,676
	Hutchison Whampoa Ltd.	2,409,579	23,084
	Cheung Kong Holdings Ltd.	1,569,128	20,752
	Sun Hung Kai Properties Ltd.	1,595,122	19,106
	CLP Holdings Ltd.	2,174,276	18,613
	Hong Kong Exchanges and Clearing Ltd.	1,158,095	18,417
	Hong Kong & China Gas Co. Ltd.	5,347,989	13,661
	Li & Fung Ltd.	6,395,416	13,638
	BOC Hong Kong Holdings Ltd.	4,180,678	12,922
	Hang Seng Bank Ltd.	864,162	11,834
	Power Assets Holdings Ltd.	1,568,075	11,707
	Sands China Ltd.	2,730,408	10,690
	Link REIT	2,546,713	10,595
	Hang Lung Properties Ltd.	2,783,613	10,234
	Wharf Holdings Ltd.	1,714,038	10,165
	Swire Pacific Ltd. Class A	816,631	9,627
^	Bank of East Asia Ltd.	1,757,188	6,538
	Hang Lung Group Ltd.	992,454	6,190
	Henderson Land Development Co. Ltd.	1,072,460	6,085
	MTR Corp. Ltd.	1,626,928	5,770
	Sino Land Co. Ltd.	3,328,809	5,710
^	Wynn Macau Ltd.	1,757,569	5,618
	New World Development Co. Ltd.	4,048,334	5,019
^,*,2	Galaxy Entertainment Group Ltd.	1,406,684	4,385
	SJM Holdings Ltd.	1,881,606	4,112
	Kerry Properties Ltd.	807,241	3,663
	Wheelock & Co. Ltd.	1,029,007	3,467
	Shangri-La Asia Ltd.	1,593,936	3,373
	Hysan Development Co. Ltd.	722,099	3,264
	Cheung Kong Infrastructure Holdings Ltd.	529,380	3,137
^	ASM Pacific Technology Ltd.	223,520	3,020
	Yue Yuen Industrial Holdings Ltd.	839,082	2,799
	First Pacific Co. Ltd.	2,404,230	2,604
	NWS Holdings Ltd.	1,514,795	2,276
	Cathay Pacific Airways Ltd.	1,337,438	2,263
	Wing Hang Bank Ltd.	203,244	2,155
	Hopewell Holdings Ltd.	647,039	1,734
	Orient Overseas International Ltd.	245,797	1,675
	PCCW Ltd.	4,446,405	1,651
	Lifestyle International Holdings Ltd.	665,241	1,551
*	Foxconn International Holdings Ltd.	2,471,032	1,169
*	HKT Trust / HKT Ltd.	96,660	75
			338,024
Ireland (0.3%)
	CRH plc	812,646	16,489
*	Elan Corp. plc	566,377	7,808
	Kerry Group plc Class A	158,521	7,240
	WPP plc ADR	19,480	1,321
*	Ryanair Holdings plc ADR	30,981	1,043
*	Ryanair Holdings plc	65,012	367
			34,268
Israel (0.7%)
	Teva Pharmaceutical Industries Ltd.	1,063,311	48,622

5

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Israel Chemicals Ltd.	502,413	5,747
	Bank Hapoalim BM	1,192,365	4,425
	Bank Leumi Le-Israel BM	1,327,218	4,152
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,999,678	3,334
*	NICE Systems Ltd.	67,801	2,599
	Israel Corp. Ltd.	2,615	1,704
*	Mizrahi Tefahot Bank Ltd.	139,837	1,260
*	Israel Discount Bank Ltd. Class A	876,163	1,136
	Elbit Systems Ltd.	27,125	990
	Delek Group Ltd.	5,066	986
	Cellcom Israel Ltd. (Registered)	62,934	793
	Partner Communications Co. Ltd.	97,347	728
			76,476
Italy (2.2%)
	ENI SPA	2,714,529	60,317
	Enel SPA	7,437,612	24,391
*	UniCredit SPA	4,565,997	18,212
	Assicurazioni Generali SPA	1,317,840	17,979
	Intesa Sanpaolo SPA (Registered)	11,369,465	17,235
	Saipem SPA	299,507	14,804
*	Telecom Italia SPA (Registered)	10,603,189	12,029
	Tenaris SA	534,243	10,399
	Fiat Industrial SPA	861,470	9,780
	Snam SPA	1,811,284	8,605
*	Telecom Italia SPA (Bearer)	6,820,922	6,389
	Atlantia SPA	355,981	5,397
	Terna Rete Elettrica Nazionale SPA	1,358,846	5,048
	Luxottica Group SPA	131,924	4,717
^,*	Fiat SPA	867,475	4,190
	Prysmian SPA	231,343	3,768
^	Unione di Banche Italiane SCPA	920,438	3,421
	Pirelli & C SPA	268,608	3,273
	Enel Green Power SPA	1,987,487	3,209
^	Banco Popolare SC	2,006,356	2,984
	Mediobanca SPA	578,767	2,830
^	Finmeccanica SPA	456,643	1,964
^	Banca Monte dei Paschi di Siena SPA	5,441,583	1,936
	Mediaset SPA	794,833	1,892
	Exor SPA	72,696	1,693
	Intesa Sanpaolo SPA (Bearer)	1,059,385	1,416
	Autogrill SPA	130,871	1,303
^	A2A SPA	1,217,003	772
^	Banca Carige SPA	723,837	757
			250,710
Japan (21.2%)
	Toyota Motor Corp.	3,115,726	127,676
	Mitsubishi UFJ Financial Group Inc.	14,389,317	69,091
	Honda Motor Co. Ltd.	1,841,491	66,274
	Canon Inc.	1,280,534	58,044
	Sumitomo Mitsui Financial Group Inc.	1,517,349	48,553
	Mizuho Financial Group Inc.	25,775,828	40,636
	Takeda Pharmaceutical Co. Ltd.	892,308	38,936
	FANUC Corp.	216,296	36,478
	Mitsubishi Corp.	1,588,411	34,424
	Hitachi Ltd.	5,101,957	32,496
	Komatsu Ltd.	1,071,680	30,843
	Mitsui & Co. Ltd.	1,962,807	30,650
	Softbank Corp.	1,000,911	29,874
	NTT DoCoMo Inc.	17,256	29,465
	Nissan Motor Co. Ltd.	2,808,437	29,199
	Japan Tobacco Inc.	5,083	28,158
	Shin-Etsu Chemical Co. Ltd.	463,822	26,772
	Seven & I Holdings Co. Ltd.	851,417	25,773
	Mitsubishi Estate Co. Ltd.	1,414,522	25,006

6

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2012

		Market
		Value
	Shares	($000)
East Japan Railway Co.	384,279	23,909
Nippon Telegraph & Telephone Corp.	493,632	22,335
KDDI Corp.	3,289	21,531
Tokio Marine Holdings Inc.	818,680	20,945
Astellas Pharma Inc.	501,600	20,343
ITOCHU Corp.	1,700,935	19,245
Mitsubishi Electric Corp.	2,183,036	19,177
Panasonic Corp.	2,496,190	19,137
Toshiba Corp.	4,543,779	18,574
Sony Corp.	1,135,661	18,368
Sumitomo Corp.	1,271,047	18,063
Denso Corp.	549,223	17,759
Bridgestone Corp.	734,898	17,389
Mitsui Fudosan Co. Ltd.	946,839	17,343
Kyocera Corp.	173,029	16,869
Nomura Holdings Inc.	4,101,701	16,813
Inpex Corp.	2,479	16,368
Kao Corp.	595,149	15,947
Mitsubishi Heavy Industries Ltd.	3,431,498	15,562
Nintendo Co. Ltd.	111,948	15,111
Nippon Steel Corp.	5,774,799	14,390
JX Holdings Inc.	2,539,680	14,326
Central Japan Railway Co.	1,698	14,097
Fast Retailing Co. Ltd.	59,988	13,405
Tokyo Gas Co. Ltd.	2,777,875	13,405
Murata Manufacturing Co. Ltd.	228,656	13,068
Daiichi Sankyo Co. Ltd.	759,926	13,051
Marubeni Corp.	1,862,944	12,936
Toray Industries Inc.	1,658,839	12,754
Dai-ichi Life Insurance Co. Ltd.	10,153	12,714
Kubota Corp.	1,306,395	12,611
Chubu Electric Power Co. Inc.	769,652	12,605
Kansai Electric Power Co. Inc.	847,564	12,290
Keyence Corp.	51,453	12,144
MS&AD Insurance Group Holdings	643,229	11,859
Kirin Holdings Co. Ltd.	926,810	11,801
Sumitomo Electric Industries Ltd.	852,323	11,497
Nikon Corp.	385,052	11,412
ORIX Corp.	118,408	11,321
Hoya Corp.	491,726	11,279
Secom Co. Ltd.	237,297	11,228
Eisai Co. Ltd.	284,868	11,134
FUJIFILM Holdings Corp.	523,089	11,095
Nidec Corp.	123,020	11,055
Tokyo Electron Ltd.	193,968	10,749
Sumitomo Mitsui Trust Holdings Inc.	3,521,456	10,316
Fujitsu Ltd.	2,107,080	10,241
SMC Corp.	60,961	10,181
Asahi Group Holdings Ltd.	437,773	9,857
JFE Holdings Inc.	520,966	9,743
Sumitomo Realty & Development Co. Ltd.	403,477	9,622
Ajinomoto Co. Inc.	730,341	9,426
Rakuten Inc.	8,183	9,127
Resona Holdings Inc.	2,134,736	9,067
Asahi Glass Co. Ltd.	1,141,800	8,977
Suzuki Motor Corp.	379,388	8,929
Terumo Corp.	193,546	8,868
Aeon Co. Ltd.	676,606	8,833
Asahi Kasei Corp.	1,423,290	8,797
NKSJ Holdings Inc.	422,555	8,698
Osaka Gas Co. Ltd.	2,115,241	8,554
Otsuka Holdings Co. Ltd.	283,182	8,534
Mitsubishi Chemical Holdings Corp.	1,529,948	8,063
West Japan Railway Co.	191,866	7,882

7

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Sumitomo Metal Mining Co. Ltd.	590,125	7,741
	Isuzu Motors Ltd.	1,340,102	7,651
	Nitto Denko Corp.	186,360	7,648
	Aisin Seiki Co. Ltd.	216,264	7,615
	Daito Trust Construction Co. Ltd.	82,050	7,379
	Sumitomo Chemical Co. Ltd.	1,775,538	7,301
	TDK Corp.	139,023	7,259
	Sharp Corp.	1,128,738	7,221
	Unicharm Corp.	128,744	7,202
	Shiseido Co. Ltd.	406,568	7,118
	Daiwa Securities Group Inc.	1,877,061	7,093
	T&D Holdings Inc.	653,846	7,048
	Daiwa House Industry Co. Ltd.	542,775	7,004
	Daikin Industries Ltd.	264,834	6,997
	Yamato Holdings Co. Ltd.	449,792	6,935
	Shizuoka Bank Ltd.	658,679	6,893
	Sumitomo Metal Industries Ltd.	3,798,568	6,824
	Ricoh Co. Ltd.	756,182	6,774
	JGC Corp.	234,551	6,754
	Bank of Yokohama Ltd.	1,384,797	6,707
	Odakyu Electric Railway Co. Ltd.	707,825	6,560
	Nippon Building Fund Inc.	687	6,528
^	Kintetsu Corp.	1,837,474	6,482
	Dentsu Inc.	204,075	6,266
	Oriental Land Co. Ltd.	56,281	6,240
	Yamada Denki Co. Ltd.	93,176	6,046
	Sekisui House Ltd.	651,178	6,037
	Kyushu Electric Power Co. Inc.	454,954	6,035
	Tokyu Corp.	1,288,435	6,034
	JS Group Corp.	301,391	5,918
	Tobu Railway Co. Ltd.	1,158,599	5,897
	Chugoku Electric Power Co. Inc.	336,457	5,773
	Toyota Industries Corp.	203,105	5,737
	Dai Nippon Printing Co. Ltd.	634,425	5,630
	Shimano Inc.	84,854	5,579
	Kuraray Co. Ltd.	388,141	5,539
	Japan Real Estate Investment Corp.	612	5,422
	Tohoku Electric Power Co. Inc.	513,382	5,383
	Shikoku Electric Power Co. Inc.	205,362	5,304
*	NEC Corp.	2,929,324	5,289
	Ono Pharmaceutical Co. Ltd.	93,011	5,266
	Chiba Bank Ltd.	857,862	5,212
	Nippon Yusen KK	1,724,996	5,099
	Sega Sammy Holdings Inc.	240,847	5,054
	Fuji Heavy Industries Ltd.	664,327	5,011
	Mitsui OSK Lines Ltd.	1,288,839	4,995
	NTT Data Corp.	1,428	4,942
	Yahoo Japan Corp.	16,394	4,920
*	Mitsubishi Motors Corp.	4,372,206	4,905
	Rohm Co. Ltd.	108,570	4,896
	Omron Corp.	229,287	4,871
	Makita Corp.	126,309	4,835
	Kawasaki Heavy Industries Ltd.	1,603,003	4,812
	Toyota Tsusho Corp.	240,280	4,765
*	Mazda Motor Corp.	2,917,103	4,740
	Keio Corp.	654,842	4,736
	Isetan Mitsukoshi Holdings Ltd.	424,257	4,621
	Chugai Pharmaceutical Co. Ltd.	253,513	4,563
	Keikyu Corp.	531,429	4,562
	Lawson Inc.	68,208	4,516
	OJI Paper Co. Ltd.	964,688	4,429
	Shionogi & Co. Ltd.	337,118	4,397
	Konica Minolta Holdings Inc.	541,357	4,392
	Sekisui Chemical Co. Ltd.	484,613	4,357

8

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Toppan Printing Co. Ltd.	631,587	4,278
	Yamaha Motor Co. Ltd.	317,269	4,238
	Daihatsu Motor Co. Ltd.	217,186	4,100
*	Tokyo Electric Power Co. Inc.	1,638,981	4,092
	Kobe Steel Ltd.	2,814,478	4,014
^	Yakult Honsha Co. Ltd.	108,879	4,011
	JSR Corp.	203,187	4,010
	Olympus Corp.	246,101	3,864
	Nitori Holdings Co. Ltd.	41,961	3,861
	Hirose Electric Co. Ltd.	36,196	3,790
	Showa Denko KK	1,700,465	3,784
	Benesse Holdings Inc.	76,080	3,778
	Mitsubishi Materials Corp.	1,253,982	3,740
	IHI Corp.	1,501,675	3,633
	Nippon Electric Glass Co. Ltd.	449,414	3,631
	Electric Power Development Co. Ltd.	131,058	3,626
	Fukuoka Financial Group Inc.	870,376	3,621
	Nippon Express Co. Ltd.	954,610	3,604
	Trend Micro Inc.	118,184	3,585
	Credit Saison Co. Ltd.	166,530	3,574
	Brother Industries Ltd.	265,514	3,568
	NGK Insulators Ltd.	285,380	3,559
	Teijin Ltd.	1,053,687	3,543
	Mitsubishi Tanabe Pharma Corp.	254,936	3,539
	Santen Pharmaceutical Co. Ltd.	83,463	3,493
	Dena Co. Ltd.	110,922	3,481
	MEIJI Holdings Co. Ltd.	77,344	3,426
	NSK Ltd.	498,047	3,417
	Japan Retail Fund Investment Corp.	2,120	3,380
	Sysmex Corp.	81,340	3,269
	Taisho Pharmaceutical Holdings Co. Ltd.	40,794	3,265
	Hokuriku Electric Power Co.	188,946	3,234
	Sumitomo Heavy Industries Ltd.	625,218	3,225
	Joyo Bank Ltd.	736,050	3,213
	FamilyMart Co. Ltd.	71,835	3,198
	Sony Financial Holdings Inc.	195,594	3,197
	Namco Bandai Holdings Inc.	220,295	3,150
	Hisamitsu Pharmaceutical Co. Inc.	70,049	3,117
	Kurita Water Industries Ltd.	127,040	3,113
	Obayashi Corp.	731,927	3,098
	Kyowa Hakko Kirin Co. Ltd.	293,431	3,084
	Bank of Kyoto Ltd.	361,946	3,066
	Konami Corp.	105,504	3,051
	Hamamatsu Photonics KK	75,061	2,983
	TonenGeneral Sekiyu KK	317,799	2,973
	Taisei Corp.	1,157,392	2,940
	Sankyo Co. Ltd.	60,770	2,930
	Hokkaido Electric Power Co. Inc.	207,590	2,917
	Ube Industries Ltd.	1,135,720	2,904
	Mitsubishi Gas Chemical Co. Inc.	440,486	2,886
^	Gree Inc.	105,466	2,853
	Shimamura Co. Ltd.	24,985	2,829
	Advantest Corp.	169,260	2,813
	J Front Retailing Co. Ltd.	541,520	2,782
	Ibiden Co. Ltd.	135,942	2,775
	JTEKT Corp.	253,003	2,773
	Toho Gas Co. Ltd.	459,462	2,772
^	All Nippon Airways Co. Ltd.	940,734	2,761
	Mitsubishi UFJ Lease & Finance Co. Ltd.	65,737	2,731
	Kajima Corp.	957,225	2,728
	THK Co. Ltd.	135,944	2,719
	Amada Co. Ltd.	399,915	2,714
	Mitsui Chemicals Inc.	930,275	2,688
	Rinnai Corp.	36,871	2,686

9

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Kansai Paint Co. Ltd.	248,034	2,670
	Sumitomo Rubber Industries Ltd.	192,065	2,643
	Nomura Research Institute Ltd.	114,447	2,626
^	Hitachi Construction Machinery Co. Ltd.	120,506	2,606
	Nisshin Seifun Group Inc.	212,663	2,595
	Toyo Suisan Kaisha Ltd.	100,339	2,576
	Hachijuni Bank Ltd.	472,187	2,570
	NGK Spark Plug Co. Ltd.	178,918	2,554
	Shimizu Corp.	667,702	2,538
	Nissin Foods Holdings Co. Ltd.	66,591	2,506
	TOTO Ltd.	337,985	2,501
	USS Co. Ltd.	24,577	2,493
	Chugoku Bank Ltd.	197,121	2,491
	Miraca Holdings Inc.	63,150	2,487
	Nippon Meat Packers Inc.	194,408	2,483
	Stanley Electric Co. Ltd.	161,419	2,473
	Hokuhoku Financial Group Inc.	1,408,759	2,465
	Keisei Electric Railway Co. Ltd.	314,310	2,426
	NOK Corp.	116,914	2,405
	Suzuken Co. Ltd.	79,355	2,400
	Sojitz Corp.	1,419,995	2,391
	Shimadzu Corp.	268,111	2,387
	Yokogawa Electric Corp.	244,857	2,350
	Hitachi Metals Ltd.	187,972	2,341
	Tokyu Land Corp.	478,059	2,304
	Idemitsu Kosan Co. Ltd.	24,989	2,301
	Toyo Seikan Kaisha Ltd.	172,295	2,293
	Hiroshima Bank Ltd.	563,285	2,288
	Iyo Bank Ltd.	275,540	2,287
	Toho Co. Ltd.	127,454	2,285
	Takashimaya Co. Ltd.	300,556	2,278
	Nabtesco Corp.	106,679	2,277
	Kamigumi Co. Ltd.	281,438	2,262
^	Nippon Paper Group Inc.	112,496	2,252
^	Sanrio Co. Ltd.	50,810	2,233
	Japan Prime Realty Investment Corp.	775	2,226
	Gunma Bank Ltd.	436,286	2,214
	Japan Steel Works Ltd.	357,473	2,174
	Hitachi Chemical Co. Ltd.	116,619	2,162
	McDonald's Holdings Co. Japan Ltd.	75,584	2,145
	Chiyoda Corp.	177,189	2,134
	Daicel Corp.	333,745	2,116
	Kikkoman Corp.	178,644	2,095
	Yaskawa Electric Corp.	240,313	2,093
	Jupiter Telecommunications Co. Ltd.	1,974	2,092
	Denki Kagaku Kogyo KK	536,587	2,077
	MediPal Holdings Corp.	164,060	2,075
	Air Water Inc.	164,539	2,074
	Hino Motors Ltd.	293,008	2,072
	Yamaguchi Financial Group Inc.	240,269	2,064
	Suruga Bank Ltd.	206,163	2,056
^	GS Yuasa Corp.	397,475	2,046
	Alfresa Holdings Corp.	44,272	2,045
	NTN Corp.	539,459	2,041
	Yamazaki Baking Co. Ltd.	137,925	2,040
	Taiyo Nippon Sanso Corp.	293,390	2,027
	SBI Holdings Inc.	25,092	2,019
	Nishi-Nippon City Bank Ltd.	763,096	2,018
	Shinsei Bank Ltd.	1,548,367	1,998
	Daido Steel Co. Ltd.	319,450	1,982
	Marui Group Co. Ltd.	249,483	1,980
	Seiko Epson Corp.	148,138	1,976
	Kaneka Corp.	317,558	1,963
	Furukawa Electric Co. Ltd.	721,400	1,958

10

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Nomura Real Estate Holdings Inc.	108,974	1,905
	Citizen Holdings Co. Ltd.	297,161	1,866
	Cosmo Oil Co. Ltd.	672,104	1,864
	NHK Spring Co. Ltd.	178,045	1,858
	Asics Corp.	167,696	1,805
	Aeon Mall Co. Ltd.	81,214	1,801
	Tsumura & Co.	67,315	1,799
	Dainippon Sumitomo Pharma Co. Ltd.	179,570	1,798
	Nomura Real Estate Office Fund Inc. Class A	307	1,782
^	Casio Computer Co. Ltd.	266,945	1,773
	Hitachi High-Technologies Corp.	69,132	1,737
	Yamaha Corp.	178,305	1,729
^	Kawasaki Kisen Kaisha Ltd.	818,055	1,723
	Fuji Electric Co. Ltd.	629,443	1,686
	Koito Manufacturing Co. Ltd.	108,433	1,678
	Aozora Bank Ltd.	650,472	1,668
	Seven Bank Ltd.	671,180	1,658
	Oracle Corp. Japan	42,694	1,649
	Hakuhodo DY Holdings Inc.	26,247	1,639
	Tosoh Corp.	582,488	1,610
	Ushio Inc.	119,573	1,560
^	Aeon Credit Service Co. Ltd.	87,655	1,528
	Toyoda Gosei Co. Ltd.	74,234	1,513
	Japan Petroleum Exploration Co.	32,653	1,490
	Mitsubishi Logistics Corp.	131,734	1,445
	Itochu Techno-Solutions Corp.	31,385	1,432
	Otsuka Corp.	17,645	1,419
*	Sumco Corp.	132,537	1,407
	Square Enix Holdings Co. Ltd.	70,678	1,383
^	Nippon Sheet Glass Co. Ltd.	1,029,825	1,334
	Yamato Kogyo Co. Ltd.	46,628	1,327
	Showa Shell Sekiyu KK	209,719	1,320
	Coca-Cola West Co. Ltd.	69,550	1,255
	Maruichi Steel Tube Ltd.	52,174	1,148
	Mabuchi Motor Co. Ltd.	26,683	1,116
	Nisshin Steel Co. Ltd.	782,164	1,098
	ABC-Mart Inc.	29,724	1,082
	Kinden Corp.	148,563	1,032
	NTT Urban Development Corp.	1,310	1,005
	Toyota Boshoku Corp.	72,713	895
			2,454,329
Netherlands (2.4%)
	Unilever NV	1,840,012	63,029
*	ING Groep NV	4,324,030	30,506
	ASML Holding NV	478,897	24,368
	Koninklijke Philips Electronics NV	1,140,758	22,702
	Koninklijke Ahold NV	1,312,397	16,658
	Heineken NV	293,025	16,038
	Koninklijke KPN NV	1,668,856	14,983
	Akzo Nobel NV	264,578	14,190
	Koninklijke DSM NV	174,484	10,013
	Reed Elsevier NV	778,465	9,187
*	Aegon NV	1,943,489	9,040
	Heineken Holding NV	129,580	6,001
	Wolters Kluwer NV	340,502	5,886
	Fugro NV	78,240	5,720
	Koninklijke Vopak NV	79,618	5,135
	TNT Express NV	399,470	4,852
	Randstad Holding NV	134,934	4,675
	SBM Offshore NV	192,194	3,499
	Corio NV	67,451	3,022
	Koninklijke Boskalis Westminster NV	79,887	2,918
	Delta Lloyd NV	114,813	1,936
	ASML Holding NV	8,519	434

11

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Aegon NV	860	4
			274,796
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	2,181,102	4,689
	Fletcher Building Ltd.	768,563	3,921
	Auckland International Airport Ltd.	1,044,687	2,158
	SKYCITY Entertainment Group Ltd.	643,020	2,018
	Contact Energy Ltd.	414,129	1,640
			14,426
Norway (1.0%)
	Statoil ASA	1,260,578	33,824
	Telenor ASA	818,797	15,051
	Seadrill Ltd.	370,609	14,369
^	DNB ASA	1,102,388	11,882
	Yara International ASA	211,527	10,369
*	Subsea 7 SA	317,546	8,224
	Orkla ASA	872,619	6,409
	Norsk Hydro ASA	1,047,056	5,106
	Aker Solutions ASA	186,102	3,169
	Gjensidige Forsikring ASA	226,476	2,552
			110,955
Portugal (0.2%)
	EDP - Energias de Portugal SA	2,154,755	6,162
	Jeronimo Martins SGPS SA	248,727	4,655
	Galp Energia SGPS SA Class B	261,841	4,122
	Portugal Telecom SGPS SA	763,220	4,107
^,*	Banco Espirito Santo SA	2,240,334	1,898
	Cimpor Cimentos de Portugal SGPS SA	231,182	1,691
*	EDP Renovaveis SA	244,021	1,040
			23,675
Singapore (1.8%)
	Singapore Telecommunications Ltd.	9,010,668	22,666
	DBS Group Holdings Ltd.	1,989,219	22,348
	United Overseas Bank Ltd.	1,422,548	22,071
	Oversea-Chinese Banking Corp. Ltd.	2,912,188	21,030
	Keppel Corp. Ltd.	1,610,116	14,322
*	Genting Singapore plc	6,906,014	9,623
	Wilmar International Ltd.	2,164,121	8,473
	CapitaLand Ltd.	2,888,884	6,828
	Fraser and Neave Ltd.	1,040,395	5,905
	Singapore Press Holdings Ltd.	1,725,410	5,528
	Singapore Airlines Ltd.	608,579	5,249
	Singapore Exchange Ltd.	965,419	5,205
	City Developments Ltd.	566,715	4,630
	Jardine Cycle & Carriage Ltd.	120,310	4,570
	SembCorp Industries Ltd.	1,112,007	4,517
	Golden Agri-Resources Ltd.	7,566,897	4,479
	Hutchison Port Holdings Trust	5,906,776	4,449
	Singapore Technologies Engineering Ltd.	1,736,475	4,217
	Noble Group Ltd.	4,351,757	4,130
	SembCorp Marine Ltd.	947,108	3,875
	CapitaMall Trust	2,429,569	3,527
*	Global Logistic Properties Ltd.	2,071,230	3,437
	Ascendas REIT	1,996,010	3,349
	Olam International Ltd.	1,649,698	3,010
	ComfortDelGro Corp. Ltd.	2,134,069	2,635
	Keppel Land Ltd.	841,828	2,143
	Yangzijiang Shipbuilding Holdings Ltd.	2,156,154	2,045
	CapitaMalls Asia Ltd.	1,537,812	1,906
	UOL Group Ltd.	518,039	1,888
	StarHub Ltd.	684,323	1,763
^	Neptune Orient Lines Ltd.	1,040,799	1,034
^	Cosco Corp. Singapore Ltd.	1,123,182	934

12

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	296,075	44
			211,830
Spain (2.6%)
	Telefonica SA	4,574,645	66,803
	Banco Santander SA	9,696,233	60,880
	Banco Bilbao Vizcaya Argentaria SA	5,263,040	35,616
	Inditex SA	246,583	22,226
	Iberdrola SA	4,322,070	20,140
	Repsol YPF SA	897,274	17,250
	Amadeus IT Holding SA	354,974	7,267
	Abertis Infraestructuras SA	437,875	6,782
^	Banco de Sabadell SA	2,342,889	5,547
	Gas Natural SDG SA	390,211	5,439
	Red Electrica Corp. SA	122,222	5,321
	Ferrovial SA	413,639	4,613
^,*	Grifols SA	156,972	3,952
^	Banco Popular Espanol SA	1,165,627	3,728
	Enagas SA	203,286	3,571
^,*	Bankia SA	970,427	3,333
*	Distribuidora Internacional de Alimentacion SA	650,153	3,122
*	International Consolidated Airlines Group SA	1,045,904	3,009
^	CaixaBank	864,085	2,979
^	ACS Actividades de Construccion y Servicios SA	160,145	2,946
	Mapfre SA	863,223	2,499
^	Zardoya Otis SA	167,701	2,056
	Acciona SA	28,311	1,744
^	Acerinox SA	112,313	1,371
^	Indra Sistemas SA	112,218	1,165
^	Bankinter SA	237,767	1,061
	Fomento de Construcciones y Contratas SA	57,466	983
	Telefonica SA ADR	65,067	952
			296,355
Sweden (3.1%)
	Hennes & Mauritz AB Class B	1,155,108	39,607
*	Telefonaktiebolaget LM Ericsson Class B	3,399,342	33,699
	Nordea Bank AB	2,972,241	26,305
	Volvo AB Class B	1,573,314	21,835
	Atlas Copco AB Class A	758,526	18,050
	Sandvik AB	1,135,544	17,953
	Svenska Handelsbanken AB Class A	553,441	17,914
	TeliaSonera AB	2,447,273	16,299
	Swedbank AB Class A	925,186	15,273
	Skandinaviska Enskilda Banken AB Class A	1,594,413	10,742
	SKF AB	443,021	10,496
	Svenska Cellulosa AB Class B	653,378	10,358
	Assa Abloy AB Class B	355,192	10,338
	Investor AB Class B	515,054	10,270
	Swedish Match AB	239,950	9,775
	Atlas Copco AB Class B	441,735	9,276
	Millicom International Cellular SA	86,436	9,148
	Alfa Laval AB	378,277	7,546
	Scania AB Class B	362,171	7,401
	Skanska AB Class B	451,371	7,351
	Tele2 AB	358,438	6,819
	Getinge AB	225,919	6,054
	Electrolux AB Class B	270,375	6,029
	Hexagon AB Class B	285,254	5,780
	Boliden AB	309,920	4,984
*	Lundin Petroleum AB	250,352	4,983
	Investment AB Kinnevik	231,734	4,714
	Securitas AB Class B	352,552	3,229
	Husqvarna AB	503,473	2,899
	Modern Times Group AB Class B	54,978	2,677
	Ratos AB	217,878	2,550

13

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Industrivarden AB	131,959	2,017
	SSAB AB Class A	176,179	1,796
	Holmen AB	59,575	1,582
			365,749
Switzerland (8.5%)
	Nestle SA	3,727,537	228,458
	Novartis AG	2,636,129	145,557
	Roche Holding AG	793,582	145,036
*	UBS AG	4,085,978	51,026
	ABB Ltd.	2,476,075	45,121
	Zurich Insurance Group AG	166,479	40,788
	Syngenta AG	106,902	37,488
	Cie Financiere Richemont SA	589,889	36,513
	Credit Suisse Group AG	1,289,694	30,848
	Swiss Re AG	390,148	24,499
	Transocean Ltd.	390,284	19,562
	Holcim Ltd.	277,119	17,285
	Swatch Group AG (Bearer)	34,863	16,107
2	Synthes Inc.	73,711	12,713
	SGS SA	6,185	11,957
	Swisscom AG	26,368	9,820
	Geberit AG	44,106	9,326
	Givaudan SA	9,367	9,093
	Julius Baer Group Ltd.	232,803	8,924
	Kuehne & Nagel International AG	60,916	7,408
	Adecco SA	149,420	7,289
	Schindler Holding AG	55,098	7,131
	Sonova Holding AG	55,469	6,130
	Actelion Ltd.	124,472	5,271
	Lindt & Spruengli AG Regular	126	4,935
	Sika AG	2,305	4,889
	Baloise Holding AG	53,804	4,167
	Swatch Group AG (Registered)	49,257	3,938
	Sulzer AG	27,264	3,927
	Swiss Life Holding AG	34,593	3,538
	Aryzta AG	69,288	3,490
	Lindt & Spruengli AG	1,011	3,296
	Schindler Holding AG (Registered)	24,400	3,116
	Partners Group Holding AG	15,110	2,876
	GAM Holding AG	221,281	2,845
	Lonza Group AG	56,782	2,562
	Pargesa Holding SA	30,155	2,021
	Barry Callebaut AG	2,029	1,953
	Straumann Holding AG	8,873	1,474
	Aryzta AG	29,167	1,449
*	UBS AG	24,848	307
			984,133
United Kingdom (23.1%)
	HSBC Holdings plc	20,182,701	182,193
	BP plc	21,420,081	154,741
	Vodafone Group plc	54,231,130	150,110
	GlaxoSmithKline plc	5,702,008	131,725
	British American Tobacco plc	2,224,682	114,103
	Royal Dutch Shell plc Class B	3,007,144	110,045
	Royal Dutch Shell plc Class A	2,714,221	96,805
	BG Group plc	3,833,438	90,451
	Rio Tinto plc	1,549,452	86,854
	BHP Billiton plc	2,385,679	76,800
	Diageo plc	2,822,055	71,182
	Standard Chartered plc	2,689,844	65,755
	AstraZeneca plc	1,471,728	64,493
	Anglo American plc	1,494,831	57,768
	Royal Dutch Shell plc Class A (Amsterdam Shares)	1,398,791	49,890
	Unilever plc	1,449,712	49,525

14

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	TESCO plc	9,056,192	46,664
	Barclays plc	13,087,471	46,334
	Imperial Tobacco Group plc	1,138,509	45,530
	SABMiller plc	1,077,459	45,284
	Xstrata plc	2,344,338	45,024
	National Grid plc	4,021,120	43,422
	Reckitt Benckiser Group plc	699,670	40,730
	Prudential plc	2,876,071	35,249
	BT Group plc	8,777,896	30,024
	Centrica plc	5,842,918	29,072
	Rolls-Royce Holdings plc	2,114,720	28,275
	Tullow Oil plc	1,022,273	25,504
*	Lloyds Banking Group plc	46,603,035	23,392
	SSE plc	1,060,744	22,746
	Compass Group plc	2,147,642	22,452
	Shire plc	634,644	20,685
	WPP plc	1,326,929	17,968
	Experian plc	1,135,240	17,930
	BAE Systems plc	3,662,968	17,554
	Pearson plc	921,587	17,359
	Aviva plc	3,282,574	16,429
	British Sky Broadcasting Group plc	1,284,414	14,135
*	Old Mutual plc	5,502,154	13,210
	ARM Holdings plc	1,523,846	12,894
	Legal & General Group plc	6,624,550	12,649
	Kingfisher plc	2,668,162	12,583
	Wolseley plc	321,691	12,247
	Burberry Group plc	495,365	11,940
	International Power plc	1,727,646	11,687
	Reed Elsevier plc	1,374,209	11,372
	WM Morrison Supermarkets plc	2,451,019	11,164
	Aggreko plc	301,556	11,022
	Glencore International plc	1,566,874	10,859
	Land Securities Group plc	879,754	10,389
	Marks & Spencer Group plc	1,792,534	10,389
	Smith & Nephew plc	1,010,714	9,949
	Standard Life plc	2,663,851	9,667
	Next plc	194,207	9,236
	Randgold Resources Ltd.	103,793	9,213
	Johnson Matthey plc	241,920	9,084
	Antofagasta plc	444,701	8,564
	Petrofac Ltd.	292,688	8,265
	Associated British Foods plc	402,121	7,958
	Capita plc	738,470	7,953
*	Royal Bank of Scotland Group plc	20,029,821	7,902
	InterContinental Hotels Group plc	327,946	7,820
	United Utilities Group plc	769,977	7,726
	Smiths Group plc	443,238	7,699
	British Land Co. plc	953,729	7,577
	Intertek Group plc	180,961	7,388
	Severn Trent plc	268,771	7,371
	G4S plc	1,595,201	7,237
	Vodafone Group plc ADR	255,762	7,118
	Rexam plc	992,446	6,928
	AMEC plc	374,893	6,923
	Sage Group plc	1,484,465	6,897
	J Sainsbury plc	1,376,824	6,883
	RSA Insurance Group plc	3,988,727	6,801
	Carnival plc	204,010	6,627
	Weir Group plc	238,974	6,615
	Whitbread plc	199,613	6,245
	Bunzl plc	374,874	6,229
	Tate & Lyle plc	530,099	5,942
	Meggitt plc	883,114	5,856

15

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2012

					Market
					Value
				Shares	($000)
	GKN plc			1,754,650	5,803
	ITV plc			4,159,640	5,652
	Resolution Ltd.			1,553,311	5,643
	Babcock International Group plc			405,146	5,468
	Hammerson plc			804,279	5,453
	Fresnillo plc			201,749	5,140
	Serco Group plc			558,784	4,924
	Admiral Group plc			230,033	4,522
	Cobham plc			1,224,954	4,504
	ICAP plc			625,922	3,858
	Inmarsat plc			502,656	3,587
	Man Group plc			2,100,098	3,528
	Investec plc			610,526	3,521
	3i Group plc			1,093,918	3,392
	Kazakhmys plc			240,091	3,370
	Invensys plc			919,315	3,316
	Capital Shopping Centres Group plc			627,481	3,311
	Balfour Beatty plc			771,974	3,271
	Lonmin plc			182,647	3,100
	Segro plc			836,194	3,001
	London Stock Exchange Group plc			169,287	2,989
	Schroders plc (Voting Shares)			127,617	2,937
	Vedanta Resources plc			133,963	2,655
	Eurasian Natural Resources Corp. plc			290,592	2,649
	TUI Travel plc			571,125	1,771
^,*	Essar Energy plc			360,962	860
					2,674,505
Total Common Stocks (Cost $10,662,946)					11,509,344

		Coupon
Temporary Cash Investments (4.7%)[1]
Money Market Fund (4.7%)
3,4	Vanguard Market Liquidity Fund	0.137%		547,609,470	547,609

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Fannie Mae Discount Notes	0.150%	8/22/12	1,500	1,499
6,7	Federal Home Loan Bank Discount Notes	0.110%	6/27/12	200	200
6,7	Federal Home Loan Bank Discount Notes	0.100%	7/11/12	900	900
5,6	Freddie Mac Discount Notes	0.150%	5/21/12	500	500
5,6	Freddie Mac Discount Notes	0.150%	8/27/12	1,200	1,200
8	United States Treasury Note/Bond	0.625%	6/30/12	200	200
					4,499
Total Temporary Cash Investments (Cost $552,108)					552,108
Total Investments (104.1%) (Cost $11,215,054)					12,061,452
Other Assets and Liabilities—Net (-4.1%)[4]					(479,924)
Net Assets (100%)					11,581,528

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $510,128,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 4.3%, respectively, of net assets.

16

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2012

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $50,774,000, representing 0.4% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $547,609,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 Securities with a value of $4,149,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $65,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

17

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 2272 062012

Semiannual Report | April 30, 2012

Vanguard LifeStrategy® Funds

Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Moderate Growth Fund
Vanguard LifeStrategy Growth Fund

> For the six months ended April 30, 2012, the returns of the Vanguard LifeStrategy Funds ranged from more than 8% for the LifeStrategy Growth Fund to more than 3% for the LifeStrategy Income Fund.

> U.S. stocks significantly outpaced their international counterparts in the period, and stocks generally performed better than bonds.

> Returns for the three underlying Vanguard funds represented in the LifeStrategy portfolios ranged from more than 12% for the Total Stock Market Index Fund to about 2% for the Total Bond Market II Index Fund.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
LifeStrategy Income Fund.	8
LifeStrategy Conservative Growth Fund.	16
LifeStrategy Moderate Growth Fund.	24
LifeStrategy Growth Fund.	32
About Your Fund’s Expenses.	40
Glossary.	42

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2012
Total
Returns
Vanguard LifeStrategy Income Fund	3.78%
Income Composite Index	3.88
Income Composite Average	4.71
Vanguard LifeStrategy Conservative Growth Fund	5.41%
Conservative Growth Composite Index	5.35
Conservative Growth Composite Average	5.89
Vanguard LifeStrategy Moderate Growth Fund	6.98%
Moderate Growth Composite Index	7.06
Moderate Growth Composite Average	6.92
Vanguard LifeStrategy Growth Fund	8.52%
Growth Composite Index	8.49
Growth Composite Average	8.08

Total returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the MSCI US Broad Market Index; for international stocks, the MSCI ACWI ex USA IMI Index; and for bonds, the Barclays Capital U.S. Aggregate Float Adjusted Index.

Each average is a blended composite that weights the return of the comparable mutual funds average for each asset class in proportion to the target weighting of the appropriate LifeStrategy Fund. All average returns for funds are derived from data provided by Lipper Inc. The Income Composite Average is weighted 80% fixed income funds average, 14% general equity funds average, and 6% international funds average. The Conservative Growth Composite Average is weighted 60% fixed income funds average, 28% general equity funds average, and 12% international funds average. The Moderate Growth Composite Average is weighted 42% general equity funds average, 40% fixed income funds average, and 18% international funds average. The Growth Composite Average is weighted 56% general equity funds average, 24% international funds average, and 20% fixed income funds average.

Chairman’s Letter

Dear Shareholder,

During the six months ended April 30, 2012, U.S. stocks rallied and international stock markets ebbed and flowed with concerns about Europe’s ongoing debt crisis. The U.S. bond market posted a positive return for the period, but was largely eclipsed by the strength of the stock market.

The four Vanguard LifeStrategy Funds, offering varying levels of exposure to stocks and bonds, produced solid returns. As you might expect, the funds with the greatest allocation to stocks performed best.

The LifeStrategy Growth Fund, which is about 80% stocks and 20% bonds, had the largest gain, returning 8.52% for the fiscal half-year. The LifeStrategy Income Fund, with about 80% bonds and 20% stocks, had the smallest, at 3.78%. The LifeStrategy Moderate Growth Fund and Conservative Growth Fund fell in between, with returns of 6.98% and 5.41%, respectively.

Each of the LifeStrategy Funds performed in line with its benchmark index. The LifeStrategy Growth and Moderate Growth Funds topped the returns of their composite peer groups, but the two other funds lagged their peer standards.

When I wrote the funds’ annual letter in October, I outlined an important change in their strategy: a shift to fully indexed

2

portfolios. Now I’m pleased to report that all the LifeStrategy Funds have completed this transition. They have eliminated their two actively managed holdings: Vanguard Short-Term Investment-Grade Fund and Vanguard Asset Allocation Fund. The LifeStrategy Funds now hold only three underlying funds, in varying proportions: Vanguard Total Stock Market Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Total Bond Market II Index Fund.

As I noted in my last letter, we believe that adopting an all-index approach will provide you with significant benefits: a simpler portfolio design, lower costs, and more transparency. Most important, by removing the Asset Allocation Fund from the LifeStrategy Funds’ portfolios, we give them the more predictable risk profile that comes with a static asset allocation.

Over the half-year, U.S. stocks reflected investors’ shifting moods
U.S. stocks delivered strong returns for the six months ended April 30. Signs of economic acceleration in the United States, strength in corporate earnings, and apparent progress in Europe’s debt negotiations created a sense of optimism through much of the period. In fact, the broad U.S. stock market turned in its best first-quarter gain since 1998.

By the end of the fiscal half-year, however, apprehension about the same sources of the earlier good news began to weigh on stock prices. Rapid changes in investor

Market Barometer

			Total Returns
		Periods Ended April 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	12.89%	4.11%	1.23%
Russell 2000 Index (Small-caps)	11.02	-4.25	1.45
Dow Jones U.S. Total Stock Market Index	12.66	3.43	1.56
MSCI All Country World Index ex USA (International)	2.73	-12.90	-2.75

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.44%	7.54%	6.37%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	5.50	11.36	5.60
Citigroup Three-Month U.S. Treasury Bill Index	0.01	0.04	1.03

CPI
Consumer Price Index	1.62%	2.30%	2.17%

3

sentiment have been a prominent feature of the financial markets since the 2008–2009 crisis, a reflection of broader economic uncertainties.

International stocks generated a modestly positive return. European companies were the weakest performers, trailing the returns of emerging markets and the developed markets of the Pacific region.

Municipal securities remained a bond market bright spot
The taxable bond market produced solid, if unremarkable, six-month total returns. The yields of U.S. Treasury bonds bobbed higher during the period but dropped at the end as investors put a premium on the safest securities. This “flight to quality” boosted bond prices modestly. (Bond yields and prices move in opposite directions.)

The six-month return of the broad municipal bond market was impressive. Investors have bid up prices as muni yields have continued to hover above those available from fully taxable U.S. Treasury bonds.

As it has since December 2008, the Federal Reserve Board kept its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns available from money market funds and savings accounts.

Expense Ratios
Your Fund Compared With Its Peer Group

	Acquired Fund Fees	Peer Group
	and Expenses	Average
LifeStrategy Income Fund	0.13%	1.02%
LifeStrategy Conservative Growth Fund	0.15	1.09
LifeStrategy Moderate Growth Fund	0.16	1.17
LifeStrategy Growth Fund	0.17	1.24

The fund expense figures shown—drawn from the prospectus dated February 27, 2012—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Funds invest. The LifeStrategy Funds do not charge any expenses or fees of their own. For the six months ended April 30, 2012, the annualized acquired fund fees and expenses were 0.14% for the LifeStrategy Income Fund, 0.15% for the LifeStrategy Conservative Growth Fund, 0.16% for the LifeStrategy Moderate Growth Fund, and 0.18% for the LifeStrategy Growth Fund.

Peer groups are the composites listed on page 1. Their expense figures are derived by applying the appropriate allocations to average expense ratios of these mutual fund peer groups: fixed income funds, general equity funds, and international funds. Average expense ratios for these groups are derived from data provided by Lipper Inc. and capture information through year-end 2011.

4

Strength in stocks here and abroad lifted the LifeStrategy Funds’ returns
The Vanguard LifeStrategy Funds offer investors balance and broad diversification through all-in-one portfolios composed of domestic and international stocks and U.S. bonds. Each of these “funds of funds” has a different allocation to the underlying Vanguard stock and bond funds, thereby offering investors a choice among varying levels of risk.

As I mentioned earlier, over the past six months the four LifeStrategy Funds converted to all-index portfolios. Thus, it was the index allocations that dominated the funds’ results for the period.

The individual funds’ performance was influenced by their degree of exposure to the U.S. and international stock markets. The LifeStrategy Growth and Moderate Growth Funds, which have the highest allocations to stocks, outdistanced the Conservative Growth and Income Funds, which are most heavily invested in bonds.

Of the three underlying funds, the most impressive six-month results came from the Total Stock Market Index Fund (+12.75% for Investor Shares). This fund’s gain was largely driven by U.S. investors’ willingness to take on risk after a period of heightened volatility. As the nation’s economy appeared to head into an upswing, investors grew more confident and sought out opportunities for growth, which worked to the benefit of growth stocks.

The Total International Stock Index Fund turned in a more moderate return (+3.97% for Investor Shares) for the six months. The fund’s performance, like that of its target index, moved up and down during the period as confidence in Europe’s ability to manage its debts swung like a pendulum in markets around the globe.

The Total Bond Market II Index Fund produced a moderate result of 2.17% for Investor Shares. This return, which reflected the performance of the broad-market target index, was respectable given the current low-interest-rate environment in the United States. Still, the relatively smaller gain limited the results of the LifeStrategy Conservative Growth and Income Funds.

Rather than focus on today, keep an eye on your future
Over the past six months, we have witnessed the rise of the U.S. stock market, unease in the international markets, and the unremarkable performance of the U.S. bond market. As investors, we are becoming all too familiar with market environments that sound like weather forecasts: somewhat sunny with occasional storms.

5

The financial markets move in unpredictable ways. Frankly, we shouldn’t waste our time obsessing about where they are headed in the short term. What’s more important is to focus on the long term by creating investment plans tailored to our individual goals and risk tolerance. You can do this by creating a balanced and diversified portfolio that includes a mix of stocks and bonds, along with your cash reserves—and sticking with that plan regardless of market conditions.

As a LifeStrategy Fund investor, you’ve already taken an important step. Each of these funds, with its low expenses and distinct mix of asset classes—including international and domestic stocks and U.S. bonds—offers a diversified portfolio that can stand on its own. By owning the one that aligns with your objectives, you can work toward achieving your long-term goals.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 11, 2012

6

Your Fund’s Performance at a Glance
October 31, 2011, Through April 30, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard LifeStrategy Income Fund	$14.28	$14.53	$0.188	$0.094
Vanguard LifeStrategy Conservative Growth
Fund	$16.40	$17.01	$0.225	$0.042
Vanguard LifeStrategy Moderate Growth Fund	$19.54	$20.58	$0.271	$0.030
Vanguard LifeStrategy Growth Fund	$21.61	$23.10	$0.304	$0.017

Target and Actual Asset Allocations
Percentages as of April 30, 2012

		Stocks		Bonds
	Target	Actual	Target	Actual
LifeStrategy Income Fund	20.0%	20.2%	80.0%	79.8%
LifeStrategy Conservative Growth Fund	40.0%	40.2%	60.0%	59.8%
LifeStrategy Moderate Growth Fund	60.0%	60.2%	40.0%	39.8%
LifeStrategy Growth Fund	80.0%	80.1%	20.0%	19.9%

Actual international stock positions for the Income, Conservative Growth, Moderate Growth, and Growth Funds equaled 6.0%, 12.0%, 18.0%, and 24.0% of assets, respectively.

7

LifeStrategy Income Fund

Fund Profile
As of April 30, 2012

Total Fund Characteristics
Ticker Symbol	VASIX
30-Day SEC Yield	2.61%
Acquired Fund Fees and Expenses[1]	0.13%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	79.8%
Vanguard Total Stock Market Index Fund
Investor Shares	14.2
Vanguard Total International Stock Index
Fund Investor Shares	6.0

Total Fund Volatility Measures
		Barclays
	Income	Aggregate
	Composite	Bond
	Index	Index
R-Squared	0.98	0.07
Beta	1.10	0.38

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 27, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Income Fund invests. The LifeStrategy Income Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2012, the annualized acquired fund fees and expenses were 0.14%.

8

LifeStrategy Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2001, Through April 30, 2012

Income Composite Index: Weighted 80% Barclays Capital U.S. Aggregate Float Adjusted Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index as of December 1, 2011. In prior periods, the composite was 60% Barclays Capital U.S. Aggregate Float Adjusted Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through November 30, 2011; 60% Barclays Capital U.S. Aggregate Bond Index (with the Barclays Capital U.S. Aggregate Float Adjusted Index used after December 31, 2009), 20% MSCI US Broad Market Index, and 20% Barclays Capital U.S. 1–3 Year Credit Bond Index through December 15, 2010; 60% Barclays Capital U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Barclays Capital U.S. 1–3 Year Credit Bond Index through April 22, 2005; and 60% Barclays Capital U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Citigroup 3-Month Treasury Bill Index through August 31, 2003. MSCI international benchmark returns are adjusted for withholding taxes.

Note: For 2012, performance data reflect the six months ended April 30, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Income Fund	9/30/1994	4.81%	4.20%	3.59%	1.40%	4.99%

See Financial Highlights for dividend and capital gains information.

9

LifeStrategy Income Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (14.2%)
Vanguard Total Stock Market Index Fund Investor Shares	10,523,704	367,909

International Stock Fund (6.0%)
Vanguard Total International Stock Index Fund Investor Shares	10,884,149	156,296

Bond Fund (79.7%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	189,899,655	2,071,805
Total Investment Companies (Cost $2,467,069)		2,596,010
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.137% (Cost $1,552)	1,551,820	1,552
Total Investments (100.0%) (Cost $2,468,621)		2,597,562
Other Assets and Liabilities (0.0%)
Other Assets		7,729
Liabilities		(7,303)
		426
Net Assets (100%)
Applicable to 178,747,560 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,597,988
Net Asset Value Per Share		$14.53

At April 30, 2012, net assets consisted of:
		Amount
		($000)
Paid-in Capital		2,355,978
Undistributed Net Investment Income		4,547
Accumulated Net Realized Gains		108,522
Unrealized Appreciation (Depreciation)		128,941
Net Assets		2,597,988

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

10

LifeStrategy Income Fund

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Dividends	32,622
Net Investment Income—Note B	32,622
Realized Net Gain (Loss)
Capital Gain Distributions Received	20,476
Investment Securities Sold	99,366
Realized Net Gain (Loss)	119,842
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(59,326)
Net Increase (Decrease) in Net Assets Resulting from Operations	93,138

See accompanying Notes, which are an integral part of the Financial Statements.

11

LifeStrategy Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,622	59,661
Realized Net Gain (Loss)	119,842	42,453
Change in Unrealized Appreciation (Depreciation)	(59,326)	(15,410)
Net Increase (Decrease) in Net Assets Resulting from Operations	93,138	86,704
Distributions
Net Investment Income	(32,448)	(60,135)
Realized Capital Gain[1]	(15,966)	(5,458)
Total Distributions	(48,414)	(65,593)
Capital Share Transactions
Issued	338,590	670,648
Issued in Lieu of Cash Distributions	45,689	61,679
Redeemed	(232,611)	(602,848)
Net Increase (Decrease) from Capital Share Transactions	151,668	129,479
Total Increase (Decrease)	196,392	150,590
Net Assets
Beginning of Period	2,401,596	2,251,006
End of Period[2]	2,597,988	2,401,596

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $7,983,000 and $5,458,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $4,547,000 and $4,373,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

LifeStrategy Income Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$14.28	$14.15	$13.20	$12.13	$14.44	$13.97
Investment Operations
Net Investment Income	.187	.357	.388	.440	.555	.570
Capital Gain Distributions Received	.117	.059	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.228	.109	.954	1.081	(2.266)	.538
Total from Investment Operations	.532	.525	1.342	1.521	(1.711)	1.108
Distributions
Dividends from Net Investment Income	(.188)	(.361)	(.392)	(.451)	(.570)	(.570)
Distributions from Realized Capital Gains	(.094)	(.034)	—	—	(.029)	(.068)
Total Distributions	(.282)	(.395)	(.392)	(.451)	(.599)	(.638)
Net Asset Value, End of Period	$14.53	$14.28	$14.15	$13.20	$12.13	$14.44

Total Return[1]	3.78%	3.77%	10.32%	12.83%	-12.29%	8.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,598	$2,402	$2,251	$1,784	$1,642	$1,885
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.18%	0.18%	0.23%	0.22%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.46%	2.52%	2.89%	3.55%	4.00%	4.07%
Portfolio Turnover Rate	8%[2]	43%[3]	9%	27%[4]	22%	8%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
3 Excludes the value of mutual fund shares delivered and bonds received in connection with a change in the fund’s bond investments from Vanguard Short-Term Investment-Grade Fund to individual bonds because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

13

LifeStrategy Income Fund

Notes to Financial Statements

Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

14

LifeStrategy Income Fund

At April 30, 2012, the cost of investment securities for tax purposes was $2,468,621,000. Net unrealized appreciation of investment securities for tax purposes was $128,941,000, consisting of unrealized gains of $139,166,000 on securities that had risen in value since their purchase and $10,225,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2012, the fund purchased $763,250,000 of investment securities and sold $606,853,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2012	October 31, 2011
	Shares	Shares
	(000)	(000)
Issued	23,583	47,191
Issued in Lieu of Cash Distributions	3,214	4,371
Redeemed	(16,212)	(42,509)
Net Increase (Decrease) in Shares Outstanding	10,585	9,053

G. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

15

LifeStrategy Conservative Growth Fund

Fund Profile
As of April 30, 2012

Total Fund Characteristics
Ticker Symbol	VSCGX
30-Day SEC Yield	2.45%
Acquired Fund Fees and Expenses[1]	0.15%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	59.8%
Vanguard Total Stock Market Index Fund
Investor Shares	28.2
Vanguard Total International Stock Index
Fund Investor Shares	12.0

Total Fund Volatility Measures
	Conservative	DJ
	Growth	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.99	0.92
Beta	1.06	0.42

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1  This figure—drawn from the prospectus dated February 27, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Conservative Growth Fund invests. The LifeStrategy Conservative Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2012, the annualized acquired fund fees and expenses were 0.15%.

16

LifeStrategy Conservative Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2001, Through April 30, 2012

Conservative Growth Composite Index: Weighted 60% Barclays Capital U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, and 12% MSCI ACWI ex USA IMI Index as of December 1, 2011. In prior periods, the composite was 40% Barclays Capital U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, and 12% MSCI ACWI ex USA IMI Index through November 30, 2011; 40% Barclays Capital U.S. Aggregate Bond Index (with the Barclays Capital U.S. Aggregate Float Adjusted Index used after December 31, 2009), 35% MSCI US Broad Market Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through December 15, 2010; 40% Barclays Capital U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through April 22, 2005; and 40% Barclays Capital U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Citigroup 3-Month Treasury Bill Index, and 5% MSCI EAFE Index through August 31, 2003. MSCI international benchmark returns are adjusted for withholding taxes.

Note: For 2012, performance data reflect the six months ended April 30, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Conservative
Growth Fund	9/30/1994	4.15%	3.37%	3.11%	1.97%	5.08%

See Financial Highlights for dividend and capital gains information.

17

LifeStrategy Conservative Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (28.2%)
Vanguard Total Stock Market Index Fund Investor Shares	56,549,763	1,976,980

International Stock Fund (12.0%)
Vanguard Total International Stock Index Fund Investor Shares	58,683,386	842,693

Bond Fund (59.8%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	383,628,981	4,185,392
Total Investment Companies (Cost $6,249,165)		7,005,065
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.137% (Cost $3,093)	3,092,770	3,093
Total Investments (100.0%) (Cost $6,252,258)		7,008,158
Other Assets and Liabilities (0.0%)
Other Assets		14,329
Liabilities		(17,074)
		(2,745)
Net Assets (100%)
Applicable to 411,841,672 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		7,005,413
Net Asset Value Per Share		$17.01

At April 30, 2012, net assets consisted of:
		Amount
		($000)
Paid-in Capital		6,089,538
Undistributed Net Investment Income		9,354
Accumulated Net Realized Gains		150,621
Unrealized Appreciation (Depreciation)		755,900
Net Assets		7,005,413

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

18

LifeStrategy Conservative Growth Fund

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Dividends	91,514
Net Investment Income—Note B	91,514
Realized Net Gain (Loss)
Capital Gain Distributions Received	41,558
Investment Securities Sold	217,650
Realized Net Gain (Loss)	259,208
Change in Unrealized Appreciation (Depreciation) of Investment Securities	5,985
Net Increase (Decrease) in Net Assets Resulting from Operations	356,707

See accompanying Notes, which are an integral part of the Financial Statements.

19

LifeStrategy Conservative Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	91,514	149,920
Realized Net Gain (Loss)	259,208	46,447
Change in Unrealized Appreciation (Depreciation)	5,985	39,824
Net Increase (Decrease) in Net Assets Resulting from Operations	356,707	236,191
Distributions
Net Investment Income	(90,693)	(151,155)
Realized Capital Gain[1]	(16,851)	(9,424)
Total Distributions	(107,544)	(160,579)
Capital Share Transactions
Issued	715,875	1,289,093
Issued in Lieu of Cash Distributions	104,390	155,851
Redeemed	(617,083)	(1,283,322)
Net Increase (Decrease) from Capital Share Transactions	203,182	161,622
Total Increase (Decrease)	452,345	237,234
Net Assets
Beginning of Period	6,553,068	6,315,834
End of Period[2]	7,005,413	6,553,068

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $16,851,000 and $9,424,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $9,354,000 and $8,533,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

LifeStrategy Conservative Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$16.40	$16.20	$14.81	$13.46	$17.61	$16.43
Investment Operations
Net Investment Income	.227	.374	.406	.439	.568	.580
Capital Gain Distributions Received	.102	.049	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.548	.179	1.392	1.359	(4.116)	1.170
Total from Investment Operations	.877	.602	1.798	1.798	(3.548)	1.750
Distributions
Dividends from Net Investment Income	(.225)	(.378)	(.408)	(.448)	(.592)	(.570)
Distributions from Realized Capital Gains	(.042)	(.024)	—	—	(.010)	—
Total Distributions	(.267)	(.402)	(.408)	(.448)	(.602)	(.570)
Net Asset Value, End of Period	$17.01	$16.40	$16.20	$14.81	$13.46	$17.61

Total Return[1]	5.41%	3.74%	12.30%	13.72%	-20.71%	10.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,005	$6,553	$6,316	$5,487	$4,843	$7,044
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.19%	0.19%	0.24%	0.22%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.39%	2.27%	2.63%	3.23%	3.52%	3.40%
Portfolio Turnover Rate	16%[2]	46%[3]	15%	29%[4]	22%	10%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
3 Excludes the value of mutual fund shares delivered and bonds received in connection with a change in the fund’s bond investments from Vanguard Short-Term Investment-Grade Fund to individual bonds because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

21

LifeStrategy Conservative Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

22

LifeStrategy Conservative Growth Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $76,610,000 to offset future net capital gains of $6,566,000 through October 31, 2016, $69,127,000 through October 31, 2017, and $917,000 through October 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses. Capital gain distributions paid during the six months ended April 30, 2012, are from short-term gain distributions received from Vanguard Total Bond Market II Index Fund.

At April 30, 2012, the cost of investment securities for tax purposes was $6,252,258,000. Net unrealized appreciation of investment securities for tax purposes was $755,900,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2012, the fund purchased $2,120,186,000 of investment securities and sold $1,892,905,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2012	October 31, 2011
	Shares	Shares
	(000)	(000)
Issued	42,934	78,122
Issued in Lieu of Cash Distributions	6,353	9,505
Redeemed	(37,049)	(77,997)
Net Increase (Decrease) in Shares Outstanding	12,238	9,630

G. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

23

LifeStrategy Moderate Growth Fund

Fund Profile
As of April 30, 2012

Total Fund Characteristics
Ticker Symbol	VSMGX
30-Day SEC Yield	2.30%
Acquired Fund Fees and Expenses[1]	0.16%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	42.2%
Vanguard Total Bond Market II Index Fund
Investor Shares	39.8
Vanguard Total International Stock Index
Fund Investor Shares	18.0

Total Fund Volatility Measures
	Moderate	DJ
	Growth	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.96
Beta	1.04	0.62

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 27, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Moderate Growth Fund invests. The LifeStrategy Moderate Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2012, the annualized acquired fund fees and expenses were 0.16%.

24

LifeStrategy Moderate Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2001, Through April 30, 2012

Moderate Growth Composite Index: Weighted 42% MSCI US Broad Market Index, 40% Barclays Capital U.S. Aggregate Float Adjusted Index, and 18% MSCI ACWI ex USA IMI Index as of December 16, 2010. In prior periods, the composite was 50% MSCI US Broad Market Index, 40% Barclays Capital U.S. Aggregate Bond Index (with the Barclays Capital U.S. Aggregate Float Adjusted Index used after December 31, 2009), and 10% MSCI EAFE Index through December 15, 2010, and 50% Dow Jones U.S. Total Stock Market Index, 40% Barclays Capital U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005. MSCI international benchmark returns are adjusted for withholding taxes.

Note: For 2012, performance data reflect the six months ended April 30, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Moderate
Growth Fund	9/30/1994	4.07%	2.70%	2.71%	2.58%	5.29%

See Financial Highlights for dividend and capital gains information.

25

LifeStrategy Moderate Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (42.2%)
Vanguard Total Stock Market Index Fund Investor Shares	103,917,070	3,632,941

International Stock Fund (18.0%)
Vanguard Total International Stock Index Fund Investor Shares	107,654,275	1,545,915

Bond Fund (39.8%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	314,279,600	3,428,790
Total Investment Companies (Cost $7,067,605)		8,607,646
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.137% (Cost $3,068)	3,067,877	3,068
Total Investments (100.0%) (Cost $7,070,673)		8,610,714
Other Assets and Liabilities (0.0%)
Other Assets		13,956
Liabilities		(15,948)
		(1,992)
Net Assets (100%)
Applicable to 418,337,426 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		8,608,722
Net Asset Value Per Share		$20.58

At April 30, 2012, net assets consisted of:
		Amount
		($000)
Paid-in Capital		6,861,579
Undistributed Net Investment Income		42,035
Accumulated Net Realized Gains		165,067
Unrealized Appreciation (Depreciation)		1,540,041
Net Assets		8,608,722

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

26

LifeStrategy Moderate Growth Fund

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Income Distributions Received	115,652
Net Investment Income—Note B	115,652
Realized Net Gain (Loss)
Capital Gain Distributions Received	33,804
Investment Securities Sold	247,684
Realized Net Gain (Loss)	281,488
Change in Unrealized Appreciation (Depreciation) of Investment Securities	157,122
Net Increase (Decrease) in Net Assets Resulting from Operations	554,262

See accompanying Notes, which are an integral part of the Financial Statements.

27

LifeStrategy Moderate Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	115,652	172,570
Realized Net Gain (Loss)	281,488	113,383
Change in Unrealized Appreciation (Depreciation)	157,122	47,079
Net Increase (Decrease) in Net Assets Resulting from Operations	554,262	333,032
Distributions
Net Investment Income	(111,519)	(190,224)
Realized Capital Gain[1]	(12,345)	(12,685)
Total Distributions	(123,864)	(202,909)
Capital Share Transactions
Issued	716,266	1,325,804
Issued in Lieu of Cash Distributions	121,393	199,148
Redeemed	(757,687)	(1,606,134)
Net Increase (Decrease) from Capital Share Transactions	79,972	(81,182)
Total Increase (Decrease)	510,370	48,941
Net Assets
Beginning of Period	8,098,352	8,049,411
End of Period[2]	8,608,722	8,098,352

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $12,345,000 and $12,685,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $42,035,000 and $37,902,000.

See accompanying Notes, which are an integral part of the Financial Statements.

28

LifeStrategy Moderate Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$19.54	$19.22	$17.16	$15.56	$22.21	$20.09
Investment Operations
Net Investment Income	.280	.406	.431	.450	.607	.580
Capital Gain Distributions Received	.082	.042	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.979	.350	2.023	1.632	(6.606)	2.100
Total from Investment Operations	1.341	.798	2.454	2.082	(5.999)	2.680
Distributions
Dividends from Net Investment Income	(.271)	(.448)	(.394)	(.482)	(.627)	(.560)
Distributions from Realized Capital Gains	(.030)	(.030)	—	—	(.024)	—
Total Distributions	(.301)	(.478)	(.394)	(.482)	(.651)	(.560)
Net Asset Value, End of Period	$20.58	$19.54	$19.22	$17.16	$15.56	$22.21

Total Return[1]	6.98%	4.14%	14.50%	13.82%	-27.69%	13.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,609	$8,098	$8,049	$7,626	$7,408	$11,272
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.16%	0.19%	0.19%	0.23%	0.22%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.30%	2.05%	2.37%	2.89%	2.98%	2.81%
Portfolio Turnover Rate	13%[2]	32%	17%	25%[3]	18%	7%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

29

LifeStrategy Moderate Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

30

LifeStrategy Moderate Growth Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2011 the fund had available capital loss carryforwards totaling $94,363,000 to offset future net capital gains of $81,603,000 through October 31, 2017, and $12,760,000 through October 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses. Capital gain distributions paid during the six months ended April 30, 2012, are from short-term gain distributions received from Vanguard Total Bond Market II Index Fund.

At April 30, 2012, the cost of investment securities for tax purposes was $7,070,673,000. Net unrealized appreciation of investment securities for tax purposes was $1,540,041,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2012, the fund purchased $2,312,388,000 of investment securities and sold $2,207,233,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2012	October 31, 2011
	Shares	Shares
	(000)	(000)
Issued	35,892	66,971
Issued in Lieu of Cash Distributions	6,332	10,087
Redeemed	(38,264)	(81,575)
Net Increase (Decrease) in Shares Outstanding	3,960	(4,517)

G. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

31

LifeStrategy Growth Fund

Fund Profile
As of April 30, 2012

Total Fund Characteristics
Ticker Symbol	VASGX
30-Day SEC Yield	2.14%
Acquired Fund Fees and Expenses[1]	0.17%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	56.1%
Vanguard Total International Stock Index
Fund Investor Shares	24.0
Vanguard Total Bond Market II Index Fund
Investor Shares	19.9

Total Fund Volatility Measures
		DJ
	Growth	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.98
Beta	1.04	0.84

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1  This figure—drawn from the prospectus dated February 27, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Growth Fund invests. The LifeStrategy Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2012, the annualized acquired fund fees and expenses were 0.18%.

32

LifeStrategy Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2001, Through April 30, 2012

Growth Composite Index: Weighted 56% MSCI US Broad Market Index, 24% MSCI ACWI ex USA IMI Index, and 20% Barclays Capital U.S. Aggregate Float Adjusted Index as of December 16, 2010. In prior periods, the composite was 65% MSCI US Broad Market Index, 20% Barclays Capital U.S. Aggregate Bond Index (with the Barclays Capital U.S. Aggregate Float Adjusted Index used after December 31, 2009), and 15% MSCI EAFE Index through December 15, 2010, and 65% Dow Jones U.S. Total Stock Market Index, 20% Barclays Capital U.S. Aggregate Bond Index, and 15% MSCI EAFE Index through April 22, 2005. MSCI international benchmark returns are adjusted for withholding taxes.
Note: For 2012, performance data reflect the six months ended April 30, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Growth Fund	9/30/1994	2.92%	1.43%	2.20%	2.85%	5.05%

See Financial Highlights for dividend and capital gains information.

33

LifeStrategy Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (56.1%)
Vanguard Total Stock Market Index Fund Investor Shares	126,744,745	4,430,996

International Stock Fund (24.0%)
Vanguard Total International Stock Index Fund Investor Shares	131,662,686	1,890,676

Bond Fund (19.9%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	144,074,416	1,571,852
Total Investment Companies (Cost $6,355,023)		7,893,524
Other Assets and Liabilities (0.0%)
Other Assets		12,773
Liabilities		(12,080)
		693
Net Assets (100%)
Applicable to 341,751,756 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		7,894,217
Net Asset Value Per Share		$23.10

At April 30, 2012, net assets consisted of:
		Amount
		($000)
Paid-in Capital		6,235,744
Undistributed Net Investment Income		30,208
Accumulated Net Realized Gains		89,764
Unrealized Appreciation (Depreciation)		1,538,501
Net Assets		7,894,217

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
See accompanying Notes, which are an integral part of the Financial Statements.

34

LifeStrategy Growth Fund

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Income Distributions Received	108,884
Net Investment Income—Note B	108,884
Realized Net Gain (Loss)
Capital Gain Distributions Received	15,267
Investment Securities Sold	140,620
Realized Net Gain (Loss)	155,887
Change in Unrealized Appreciation (Depreciation) of Investment Securities	348,975
Net Increase (Decrease) in Net Assets Resulting from Operations	613,746

See accompanying Notes, which are an integral part of the Financial Statements.

35

LifeStrategy Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	108,884	141,094
Realized Net Gain (Loss)	155,887	13,355
Change in Unrealized Appreciation (Depreciation)	348,975	114,922
Net Increase (Decrease) in Net Assets Resulting from Operations	613,746	269,371
Distributions
Net Investment Income	(103,070)	(156,993)
Realized Capital Gain[1]	(5,764)	(3,164)
Total Distributions	(108,834)	(160,157)
Capital Share Transactions
Issued	501,604	1,075,113
Issued in Lieu of Cash Distributions	107,195	157,899
Redeemed	(590,284)	(1,402,052)
Net Increase (Decrease) from Capital Share Transactions	18,515	(169,040)
Total Increase (Decrease)	523,427	(59,826)
Net Assets
Beginning of Period	7,370,790	7,430,616
End of Period[2]	7,894,217	7,370,790

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $5,764,000 and $3,164,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $30,208,000 and $24,394,000.

See accompanying Notes, which are an integral part of the Financial Statements.

36

LifeStrategy Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.61	$21.28	$18.66	$16.86	$26.56	$23.32
Investment Operations
Net Investment Income	.320	.401	.417	.423	.571	.540
Capital Gain Distributions Received	.045	.018	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.446	.364	2.573	1.818	(9.690)	3.220
Total from Investment Operations	1.811	.783	2.990	2.241	(9.119)	3.760
Distributions
Dividends from Net Investment Income	(.304)	(.444)	(.370)	(.441)	(.581)	(.520)
Distributions from Realized Capital Gains	(.017)	(.009)	—	—	—	—
Total Distributions	(3.210)	(.453)	(.370)	(.441)	(.581)	(.520)
Net Asset Value, End of Period	$23.10	$21.61	$21.28	$18.66	$16.86	$26.56

Total Return[1]	8.52%	3.63%	16.21%	13.74%	-34.98%	16.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,894	$7,371	$7,431	$6,621	$6,267	$10,372
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.18%	0.20%	0.20%	0.23%	0.21%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.22%	1.79%	2.09%	2.57%	2.47%	2.15%
Portfolio Turnover Rate	10%[2]	22%	11%	12%[3]	10%	4%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

37

LifeStrategy Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

38

LifeStrategy Growth Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $49,225,000 to offset future net capital gains through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses. Capital gain distributions paid during the six months ended April 30, 2012, are from short-term gain distributions received from Vanguard Total Bond Market II Index Fund.

At April 30, 2012, the cost of investment securities for tax purposes was $6,355,023,000. Net unrealized appreciation of investment securities for tax purposes was $1,538,501,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2012, the fund purchased $1,916,083,000 of investment securities and sold $1,883,311,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2012	October 31, 2011
	Shares	Shares
	(000)	(000)
Issued	22,507	48,291
Issued in Lieu of Cash Distributions	5,073	7,089
Redeemed	(26,842)	(63,607)
Net Increase (Decrease) in Shares Outstanding	738	(8,227)

G. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

39

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

40

Six Months Ended April 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2011	4/30/2012	Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,037.77	$0.71
LifeStrategy Conservative Growth Fund	$1,000.00	$1,054.11	$0.77
LifeStrategy Moderate Growth Fund	$1,000.00	$1,069.76	$0.82
LifeStrategy Growth Fund	$1,000.00	$1,085.19	$0.93
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.17	$0.70
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.12	$0.75
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.07	$0.81
LifeStrategy Growth Fund	$1,000.00	$1,023.97	$0.91

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the LifeStrategy Funds invest. The LifeStrategy Funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.14%, 0.15%, 0.16%, and 0.18%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

41

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

42

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
Independent Trustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Director of SKF AB
and President (2006–2008) of Rohm Haas Co.	(industrial machinery), Hillenbrand, Inc. (specialized
(chemicals); Director of Tyco International, Ltd.	consumer services), the Lumina Foundation for
(diversified manufacturing and services), Hewlett-
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	Founder
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q882 062012

Semiannual Report | April 30, 2012
Vanguard STAR® Fund

> Vanguard STAR Fund returned 7.43% for the six months ended April 30, 2012, ahead of its composite benchmark index and its composite peer group.

> Each of STAR’s 11 underlying funds generated positive returns.

> STAR’s domestic stock funds outperformed its bond and international stock funds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	17
Trustees Approve Advisory Arrangement.	19
Glossary.	20

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2012

Total
Returns
Vanguard STAR Fund	7.43%
STAR Composite Index	7.14
STAR Composite Average	6.86

STAR Composite Index: 62.5% Dow Jones U.S. Total Stock Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, and 12.5%
Citigroup Three-Month U.S. Treasury Bill Index through December 31, 2002; 50% Dow Jones U.S. Total Stock Market Index, 25% Barclays
Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through April 22,
2005; 50% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1–5 Year Credit Bond
Index, and 12.5% MSCI EAFE Index through September 30, 2010; and 43.75% MSCI US Broad Market Index, 25% Barclays Capital U.S.
Aggregate Bond Index, 12.5% Barclays Capital U.S. 1–5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA thereafter.
MSCI international benchmark returns are adjusted for withholding taxes.

STAR Composite Average: 62.5% general equity funds average, 25% fixed income funds average, and 12.5% money market funds average through December 31, 2002; 50% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 12.5% international funds average through September 30, 2010; and 43.75% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 18.75% international funds average thereafter. Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance
October 31, 2011, Through April 30, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard STAR Fund	$19.25	$20.33	$0.298	$0.025

1

Chairman’s Letter

Dear Shareholder,

Vanguard STAR Fund, which invests in 11 actively managed Vanguard funds, returned 7.43% for the six months ended April 30, 2012. Helped by a rising stock market in the United States and good stock selection within the underlying funds, STAR exceeded the return of its benchmark index and the average return of a composite of peer funds. Each of the 11 mutual funds in which STAR invests contributed to the overall result.

STAR’s benchmark index, a static mix of U.S. stocks (43.75%), U.S. bonds (37.50%), and international stocks (18.75%), returned 7.14%. STAR Fund’s competitive composite, which consists of the peer groups for its underlying funds weighted to approximate STAR’s asset mix, returned 6.86%.

Because STAR is a “fund of funds” that invests in other Vanguard funds, it provides you with broad diversification among and within asset classes. It also offers another level of diversification in the form of each advisor’s unique approach to security selection.

Stocks followed a familiar pattern, reflecting investors’ shifting moods
U.S. stocks delivered strong returns for the fiscal halfyear as signs of economic acceleration in the United States, strength in corporate earnings, and apparent progress in Europe’s debt negotiations created a sense of optimism through much of the

2

period. In fact, the broad U.S. stock market turned in its best gain for the first calendar quarter since 1998.

By the end of the fiscal halfyear, however, apprehension about the same sources of the earlier good news began to weigh on stock prices. Rapid changes in investor sentiment have been a prominent feature of the financial markets since the 2008–2009 crisis, a reflection of broader economic uncertainties.

International stocks generated a modestly positive return. European companies were the weakest performers, trailing the returns of emerging markets and the developed markets of the Pacific region.

Municipal securities remained a bond market bright spot
The taxable bond market produced solid, if unremarkable, sixmonth total returns. The yields of U.S. Treasury bonds bobbed higher during the period but dropped at the end as investors put a premium on the safest securities. This “flight to quality” boosted bond prices modestly. (Bond yields and prices move in opposite directions.)

The six month return of the broad municipal bond market was impressive. Investors have bid up prices as muni yields have continued to hover above those available from fully taxable U.S. Treasury bonds.

Market Barometer

			Total Returns
		Periods Ended April 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	12.89%	4.11%	1.23%
Russell 2000 Index (Small-caps)	11.02	-4.25	1.45
Dow Jones U.S. Total Stock Market Index	12.66	3.43	1.56
MSCI All Country World Index ex USA (International)	2.73	-12.90	-2.75

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.44%	7.54%	6.37%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	5.50	11.36	5.60
Citigroup Three-Month U.S. Treasury Bill Index	0.01	0.04	1.03

CPI
Consumer Price Index	1.62%	2.30%	2.17%

3

As it has since December 2008, the Federal Reserve Board kept its target for the shortestterm interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns available from money market funds and savings accounts.

U.S. stock fund returns dominated STAR’s results
Returns from STAR’s six underlying U.S. stock funds, which encompass both growth and value investment styles, led the way during the sixmonth period. Although the funds have distinctive investment approaches, their results shared some things in common.

The health care sector, for example, was a fertile hunting ground for the underlying U.S. stock funds. For Vanguard PRIMECAP Fund, which focuses on large and midcap growth stocks, the advisor’s health care stock picks were responsible for about half of its nearly 8% return. Health care accounted for about one quarter of the 11% return posted by the ExplorerTM Fund, which focuses on smallcap growth opportunities. (All results are for Investor Shares.)

Returns for STAR’s other domestic stock funds ranged from about 13% (for the WindsorTM, Windsor II, and MorganTM Growth Funds) to almost 15% (for the U.S. Growth Fund). About half of U.S. Growth’s

Expense Ratios
Your Fund Compared With Its Peer Group

	Acquired Fund Fees	Peer Group
	and Expenses	Average
STAR Fund	0.34%	1.16%

The acquired fund fees and expenses—drawn from the prospectus dated March 7, 2012—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests.
The STAR Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2012, the annualized acquired fund fees and expenses were 0.33%.

The peer group is the STAR Composite Average, which is derived by weighting the average expense ratios of the following mutual fund groups: general equity funds (43.75%), fixed income funds (25%), 1–5 year investment-grade funds (12.5%), and international funds (18.75%).
Average expense ratios for these groups are derived from data provided by Lipper Inc. and capture information through year-end 2011.

4

return was derived from stock selections in the information technology sector, also a major contributor to STAR’s other growth funds. Financial stocks were top contributors for Windsor and Windsor II, STAR’s largecap value funds.

Although the returns of international stocks considerably trailed those of their U.S. counterparts, STAR’s international funds outpaced the 2.73% return of the broad international market for the sixmonth period. The International Value Fund returned 3.83%, while the International Growth Fund returned 6.42%. A large portion of each fund’s results came from holdings in the United Kingdom. The relative strength of the British pound boosted returns for U.S. investors.

International Growth’s holdings in the Pacific region added modestly to return, while International Value’s Japanese holdings detracted. Both funds benefited from their exposure to emerging markets.

STAR’s bond holdings produced modest results, ranging from about 2% for the ShortTerm InvestmentGrade Fund and the GNMA Fund to about 4% for the LongTerm InvestmentGrade Fund. The results reflected an environment of modestbutsteady declines in interest rates across the spectrum of bond maturities. A variety of forces were at work: a slowpaced rebound from the recession, Federal Reserve policy aimed at stimulating growth, and the ebb and flow of uncertainty over Europe’s fiscal plight.

Underlying Funds: Allocations and Returns
Six Months Ended April 30, 2012

	Percentage of
Vanguard Fund	STAR Fund Assets	Total Returns
Vanguard Windsor II Fund Investor Shares	14.2%	12.92%
Vanguard Long-Term Investment Grade Fund
Investor Shares	12.6	3.52
Vanguard GNMA Fund Investor Shares	12.4	2.11
Vanguard Short-Term Investment-Grade Fund
Investor Shares	12.4	1.84
Vanguard International Value Fund	9.4	3.83
Vanguard International Growth Fund Investor
Shares	9.3	6.42
Vanguard Windsor Fund Investor Shares	7.7	12.61
Vanguard U.S. Growth Fund Investor Shares	6.1	14.99
Vanguard Morgan Growth Fund Investor Shares	6.1	13.03
Vanguard PRIMECAP Fund Investor Shares	6.0	7.93
Vanguard Explorer Fund Investor Shares	3.8	10.72
Combined	100.0%	7.43%

5

Simple savings strategies, greater chance for success
A decade ago, Jack Brennan, my friend and predecessor as Vanguard’s chairman and chief executive officer, published an insightful book entitled Straight Talk on Investing. My favorite chapter is devoted to the importance of savings. As Jack wrote, “If you really want to accumulate wealth, live by this aphorism: ‘When in doubt, save it.’”

More recently, Vanguard researchers reaffirmed the importance of saving in Penny Saved, Penny Earned, a paper that is available at vanguard.com/research. They found that retirement investors have a greater likelihood of reaching their goals when they boost their savings rate, time horizon, or both. A savings strategy offers a higher chance of success than simply counting on the possibility of higher portfolio returns, according to their research.

Vanguard’s approach to active management
Vanguard STAR Fund gives investors the opportunity to benefit from the talents of some of the world’s most distinguished active managers. Our approach to manager selection emphasizes six criteria that, in our judgment, can lead to exceptional longterm results for Vanguard shareholders.

The Firm: The managers operate in a stable, investmentoriented culture.

The People: The managers are members of deep teams with a commitment to investment excellence.

The Philosophy: The managers hold sound investment philosophies that have demonstrated their value over time.

The Process: The managers follow clear and replicable processes in executing their strategies.

The Portfolio: The managers’ portfolios are consistent with their philosophies and processes and demonstrate strong conviction in their investment beliefs.

The Performance: The managers have demonstrated longterm success through a variety of investment environments. Periods of strength and weakness can be clearly explained.

The competition for benchmark-beating returns is intense. Our experience suggests that managers who demonstrate strength in these criteria are in the best position to deliver it.

6

Of course, in emphasizing the value of savings, I’m in no way diminishing the importance of having a sound investment plan and a portfolio that is balanced and diversified in line with your goals and your tolerance for risk. The STAR Fund offers you access to some of the world’s most distinguished portfolio managers and a readymade allocation to stocks and bonds consistent with longterm investment goals.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 15, 2012

7

STAR Fund

Fund Profile
As of April 30, 2012

Total Fund Characteristics
Ticker Symbol	VGSTX
30-Day SEC Yield	2.32%
Acquired Fund Fees and Expenses[1]	0.34%

Allocation to Underlying Vanguard Funds
Vanguard Windsor II Fund Investor Shares	14.2%
Vanguard Long-Term Investment Grade
Fund Investor Shares	12.6
Vanguard GNMA Fund Investor Shares	12.4
Vanguard Short-Term Investment-Grade
Fund Investor Shares	12.4
Vanguard International Value Fund	9.4
Vanguard International Growth Fund
Investor Shares	9.3
Vanguard Windsor Fund Investor Shares	7.7
Vanguard U.S. Growth Fund Investor
Shares	6.1
Vanguard Morgan Growth Fund Investor
Shares	6.1
Vanguard PRIMECAP Fund Investor
Shares	6.0
Vanguard Explorer Fund Investor Shares	3.8

Total Fund Volatility Measures
		DJ
	STAR	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.99	0.96
Beta	1.06	0.67

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated March 7, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2012, the annualized acquired fund fees and expenses were 0.33%.

8

STAR Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2001, Through April 30, 2012

STAR Composite Index: 62.5% Dow Jones U.S. Total Stock Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, and 12.5% Citigroup Three-Month U.S. Treasury Bill Index through December 31, 2002; 50% Dow Jones U.S. Total Stock Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through September 30, 2010; and 43.75% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1–5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA thereafter. MSCI international benchmark returns are adjusted for withholding taxes.

Note: For 2012, performance data reflect the six months ended April 30, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
STAR Fund	3/29/1985	5.98%	3.76%	2.85%	3.14%	5.99%

See Financial Highlights for dividend and capital gains information.

9

STAR Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.8%)
Vanguard Windsor II Fund Investor Shares	73,091,282	2,094,065
Vanguard Windsor Fund Investor Shares	78,367,184	1,130,055
Vanguard U.S. Growth Fund Investor Shares	42,008,374	892,258
Vanguard Morgan Growth Fund Investor Shares	43,925,703	892,131
Vanguard PRIMECAP Fund Investor Shares	13,167,349	885,504
Vanguard Explorer Fund Investor Shares	6,861,484	553,996
		6,448,009
International Stock Funds (18.7%)
Vanguard International Value Fund	47,231,741	1,377,750
Vanguard International Growth Fund Investor Shares	74,326,342	1,372,808
		2,750,558
Bond Funds (25.1%)
Vanguard Long-Term Investment Grade Fund Investor Shares	178,483,997	1,858,018
Vanguard GNMA Fund Investor Shares	165,823,076	1,832,345
		3,690,363
Short-Term Bond Fund (12.4%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	170,142,576	1,830,734
Total Investment Companies (Cost $11,159,714)		14,719,664
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.137% (Cost $1,977)	1,976,885	1,977
Total Investments (100.0%) (Cost $11,161,691)		14,721,641
Other Assets and Liabilities (0.0%)
Other Assets		22,531
Liabilities		(22,623)
		(92)
Net Assets (100%)
Applicable to 724,289,518 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		14,721,549
Net Asset Value Per Share		$20.33

10

STAR Fund

At April 30, 2012, net assets consisted of:

Amount
($000)
Paid-in Capital	11,331,683
Undistributed Net Investment Income	60,815
Accumulated Net Realized Losses	(230,899)
Unrealized Appreciation (Depreciation)	3,559,950
Net Assets	14,721,549

See Note A in Notes to Financial Statements.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

11

STAR Fund

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Income Distributions Received	207,294
Net Investment Income—Note B	207,294
Realized Net Gain (Loss)
Capital Gain Distributions Received	69,784
Investment Securities Sold	71,682
Realized Net Gain (Loss)	141,466
Change in Unrealized Appreciation (Depreciation) of Investment Securities	660,492
Net Increase (Decrease) in Net Assets Resulting from Operations	1,009,252

See accompanying Notes, which are an integral part of the Financial Statements.

12

STAR Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	207,294	321,377
Realized Net Gain (Loss)	141,466	101,865
Change in Unrealized Appreciation (Depreciation)	660,492	286,130
Net Increase (Decrease) in Net Assets Resulting from Operations	1,009,252	709,372
Distributions
Net Investment Income	(212,924)	(323,440)
Realized Capital Gain[1]	(17,863)	(34,477)
Total Distributions	(230,787)	(357,917)
Capital Share Transactions
Issued	575,332	1,190,122
Issued in Lieu of Cash Distributions	222,285	344,681
Redeemed	(737,657)	(1,523,745)
Net Increase (Decrease) from Capital Share Transactions	59,960	11,058
Total Increase (Decrease)	838,425	362,513
Net Assets
Beginning of Period	13,883,124	13,520,611
End of Period[2]	14,721,549	13,883,124

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $17,863,000 and $34,477,000 respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $60,815,000 and $66,445,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

STAR Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$19.25	$18.76	$16.96	$15.33	$22.80	$21.04
Investment Operations
Net Investment Income	.290	.445	.429	.516	.600	.626
Capital Gain Distributions Received	.097	.073	.024	.142	.967	.669
Net Realized and Unrealized Gain (Loss)
on Investments	1.016	.468	1.788	2.150	(7.578)	1.392
Total from Investment Operations	1.403	.986	2.241	2.808	(6.011)	2.687
Distributions
Dividends from Net Investment Income	(.298)	(.448)	(.430)	(.552)	(.634)	(.600)
Distributions from Realized Capital Gains	(.025)	(.048)	(.011)	(.626)	(.825)	(.327)
Total Distributions	(.323)	(.496)	(.441)	(1.178)	(1.459)	(.927)
Net Asset Value, End of Period	$20.33	$19.25	$18.76	$16.96	$15.33	$22.80

Total Return[1]	7.43%	5.27%	13.42%	19.74%	-27.94%	13.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,722	$13,883	$13,521	$12,076	$10,428	$15,210
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.33%	0.34%	0.34%	0.37%	0.32%	0.32%
Ratio of Net Investment Income to
Average Net Assets	2.36%	2.29%	2.40%	3.35%	3.00%	2.85%
Portfolio Turnover Rate	13%	24%	22%	21%	24%	8%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

14

STAR Fund

Notes to Financial Statements

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

15

STAR Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $312,693,000 to offset future net capital gains of $185,817,000 through October 31, 2017 and $126,876,000 through October 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses. Capital gain distributions paid during the six months ended April 30, 2012, were from short-term gain distributions received from Vanguard GNMA Fund and Vanguard PRIMECAP Fund.

At April 30, 2012, the cost of investment securities for tax purposes was $11,161,691,000. Net unrealized appreciation of investment securities for tax purposes was $3,559,950,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2012, the fund purchased $1,034,978,000 of investment securities and sold $928,750,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2012	October 31, 2011
	Shares	Shares
	(000)	(000)
Issued	29,158	61,659
Issued in Lieu of Cash Distributions	11,855	17,898
Redeemed	(37,794)	(79,012)
Net Increase (Decrease) in Shares Outstanding	3,219	545

G. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

16

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

17

Six Months Ended April 30, 2012

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
STAR Fund	10/31/2011	4/30/2012	Period
Based on Actual Fund Return	$1,000.00	$1,074.30	$1.70
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.22	1.66

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the STAR Fund invests. The STAR Fund’s annualized expense figure for the period is 0.33%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

18

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard STAR Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor for the limited purpose of investing the fund’s cash in futures. The board determined that continuing the fund’s limited-purpose investment management arrangement with Vanguard was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the limited-purpose investment management services provided to the fund since 2009, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the arrangement.

Investment performance
The board considered the fund’s performance since 2009, including its performance compared with that of its relevant benchmark and peer group. The board concluded that Vanguard has performed its cash management duties in line with expectations, and that the results have been consistent with the fund’s investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses well below the relevant peer-group average. Information about the fund’s acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

19

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

20

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Director of SKF AB
and President (2006–2008) of Rohm Haas Co.	(industrial machinery), Hillenbrand, Inc. (specialized
(chemicals); Director of Tyco International, Ltd.	consumer services), the Lumina Foundation for
(diversified manufacturing and services), Hewlett-
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	Founder
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
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copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q562 062012

Semiannual Report | April 30, 2012

Vanguard Total International
Stock Index Fund

> For the six months ended April 30, 2012, Vanguard Total International Stock Index Fund returned about 4%.

> Because of temporary price differences arising from fair-value pricing policies, the fund’s return diverged from that of its benchmark index.

> International stocks bounced back from a steep decline in the previous six months but still trailed their U.S. counterparts.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	32
Trustees Approve Advisory Arrangement.	34
Glossary.	35

Total International Stock Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2012

Total
Returns
Vanguard Total International Stock Index Fund
Investor Shares	3.97%
Admiral™ Shares	3.99
Signal® Shares	4.02
Institutional Shares	4.02
Institutional Plus Shares	4.04
ETF Shares
Market Price	3.74
Net Asset Value	4.01
MSCI ACWI ex USA IMI Index	3.00
International Funds Average	4.49
International Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2011, Through April 30, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total International Stock Index Fund
Investor Shares	$14.24	$14.36	$0.400	$0.000
Admiral Shares	23.81	24.01	0.675	0.000
Signal Shares	28.57	28.81	0.818	0.000
Institutional Shares	95.29	96.04	2.771	0.000
Institutional Plus Shares	95.31	96.06	2.784	0.000
ETF Shares	44.33	44.67	1.291	0.000

1

Chairman’s Letter

Dear Shareholder,

International stock markets improved over the past six months as Europe’s debt drama seemed to temporarily subside and the Chinese economy’s growing pains remained in check. Although international stocks performed sluggishly at times and didn’t keep pace with the broad U.S. market, results were ultimately positive and a notable improvement from last summer’s tumult.

For the six months ended April 30, 2012, Vanguard Total International Stock Index Fund returned about 4%, a bit behind the average return of its international peers. The fund seeks to track the return of its benchmark index. However, because of temporary price differences arising from fair-value pricing policies (please see the text box on page 5), the fund’s return diverged from that of its benchmark, which is not adjusted for fair value.

Please note that shortly after the close of the period, Vanguard announced that it had eliminated the redemption fee for your fund, effective May 23. The fund’s trustees determined that the fee, one of several measures in place to protect the interests of long-term investors and discourage frequent trading, was no longer needed.

2

In addition, earlier in the year we announced that we were changing the dividend distribution frequency for your fund from annual to quarterly. Spreading the dividend over four payments is intended to reduce the impact on the fund of generating cash to pay dividends to shareholders whose dividends are not reinvested. We’re phasing in the change, so dividends will be paid twice in 2012, in September and December.

Stocks followed a familiar pattern, reflecting investors’ shifting moods
International stocks, as I mentioned, generated a modestly positive return for the six months ended April 30. European companies were the weakest performers, trailing the returns of emerging markets and the developed markets of the Pacific region.

U.S. stocks, meanwhile, delivered strong returns for the six months. Signs of economic acceleration in the United States, strength in corporate earnings, and apparent progress in Europe’s debt negotiations created a sense of optimism through much of the period. In fact, the broad U.S. stock market turned in its best first-quarter gain since 1998.

By the end of the fiscal half-year, however, apprehension about the same sources of the earlier good news began to weigh on stock prices. Rapid changes in investor sentiment have been a prominent feature of the financial markets since the 2008–2009 crisis, a reflection of broader economic uncertainties.

Market Barometer

			Total Returns
		Periods Ended April 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	12.89%	4.11%	1.23%
Russell 2000 Index (Small-caps)	11.02	-4.25	1.45
Dow Jones U.S. Total Stock Market Index	12.66	3.43	1.56
MSCI All Country World Index ex USA (International)	2.73	-12.90	-2.75

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.44%	7.54%	6.37%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	5.50	11.36	5.60
Citigroup Three-Month U.S. Treasury Bill Index	0.01	0.04	1.03

CPI
Consumer Price Index	1.62%	2.30%	2.17%

3

Municipal securities remained a bond market bright spot
The taxable bond market produced solid, if unremarkable, six-month total returns. The yields of U.S. Treasury bonds bobbed higher during the period but dropped at the end as investors put a premium on the safest securities. This “flight to quality” boosted bond prices modestly. (Bond yields and prices move in opposite directions.)

The six-month return of the broad municipal bond market was impressive. Investors have bid up prices as muni yields have continued to hover above those available from fully taxable U.S. Treasury bonds.

As it has since December 2008, the Federal Reserve Board kept its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns available from money market funds and savings accounts.

Returns were modest as turnaround took shape
All geographic regions had a stake in the international markets’ recent recovery as returns hovered between 2% and 4% across the board. The relative strength of the U.S. dollar against the euro and the yen restrained results because some holdings lost value when converted into U.S. dollars. Sector performances also didn’t vary as much as they have in other

Expense Ratios
Your Fund Compared With Its Peer Group

							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Total International Stock Index
Fund	0.22%	0.18%	0.18%	0.13%	0.10%	0.18%	1.37%

The fund expense ratios shown are from the prospectus dated February 27, 2012, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the fund’s annualized expense ratios were 0.22% for Investor Shares, 0.17% for Admiral Shares, 0.17% for Signal Shares, 0.13% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.17% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: International Funds.

4

reporting periods. Seven of the ten sectors recorded positive results. Consumer staples led the way with a return of more than 8%, while materials lagged with a –3% result.

Developed European markets, which accounted for more than 40% of the fund’s holdings at the period’s end, increased about 2% as plans to contain the debt crisis came into focus––albeit with some difficulty in the final stretch. While Europe’s return of about 2% was modest, it was a vast improvement over the nearly –18% result of the prior six months. U.K. holdings, which made up more than 15% of the fund’s assets on average, returned about 7%, primarily on the strength of the financial, consumer staples, industrial, and consumer discretionary sectors.

German automakers, Swedish machinery firms, and Swiss pharmaceutical corporations also lifted performance. Several European countries remained vulnerable to the debt crisis. Problems in Spain, France, Italy, Portugal, and Greece were evident in a variety of areas, most notably banks and telecommunication services providers.

Developed markets in the Pacific region, which represented about one-quarter of the fund’s assets at the reporting period’s close, returned about 4%. The returns for Japan were in line with those of the region. Japanese holdings composed about 15% of the fund’s assets, a percentage second to the U.K. and the highest in the Pacific region. Japan’s automakers are approaching

A note on fair-value pricing
The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change––because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index––a difference that usually corrects itself when the foreign markets open.

5

production levels not seen since before the disastrous March 2011 earthquake and tsunami, and sales are improving as high gas prices attract consumers to fuel-efficient Japanese cars. The consumer discretionary sector, which includes autos, as well as the financial, industrial, and consumer staples sectors, lifted returns as the nation’s economy expanded. Financial services companies and banks from Hong Kong, Singapore, and Australia also boosted Pacific-region stocks.

Returns for emerging markets countries, which approached one-quarter of the fund’s assets at the reporting period’s close, were also about 4%. Chinese stocks, the largest allocation within the sector, returned about 6%. Although inflation may be a concern in the world’s most populous nation, central bankers may ease monetary policy to boost the economy. Top performers included financial, information technology, energy, and telecommunication services stocks.

While returns were mixed across the emerging market spectrum, the leaders offset the laggards. South African banks and South Korea’s information technology companies displayed strength. However, financial services firms and banks in India and Brazil suffered as investors worried that the rapid economic growth in those nations was slowing. Canada, the fund’s third-largest country holding and sole North American representative, turned in mixed results. A commendable showing by its financial stocks was countered by weakness in materials.

Consider international stocks for a diversified investment program
Diversification is a hallmark of any sensible investing plan. Exposure to international equities, which often behave differently from their U.S. counterparts, can be an important part of the equation.

Considerations for Investing in Non-U.S. Equities, a recent Vanguard research paper available at vanguard.com/research, explains that international equities can provide significant opportunities for U.S. investors and also serve as a way to dampen a portfolio’s volatility.

That’s why Vanguard counsels investors to create a broadly diversified investment program that considers their time horizon, risk tolerance, and long-term goals. Such a program may include U.S. stock funds and international funds as well as bond and money market funds. Vanguard Total International Stock Index Fund, which offers broad exposure to international developed and emerging markets, can serve an important role as part of a well-diversified, cost-effective portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 16, 2012

6

Total International Stock Index Fund

Fund Profile

As of April 30, 2012

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VGTSX	VTIAX	VTSGX	VTSNX	VTPSX	VXUS
Expense Ratio[1]	0.22%	0.18%	0.18%	0.13%	0.10%	0.18%

Portfolio Characteristics
			MSCI AC
		MSCI ACWI	World
		ex USA IMI	Index
	Fund	Index	ex USA
Number of Stocks	6,423	6,287	1,837
Median Market Cap	$21.2B	$21.1B	$27.6B
Price/Earnings Ratio	14.1x	13.9x	13.5x
Price/Book Ratio	1.4x	1.4x	1.4x
Return on Equity	16.5%	16.5%	17.2%
Earnings Growth Rate	3.9%	4.0%	3.9%
Dividend Yield	3.2%	3.3%	3.3%
Turnover Rate
(Annualized)	2%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		MSCI	MSCI AC
		ACWI	World
		ex USA IMI	Index
	Fund	Index	ex USA
Consumer
Discretionary	10.5%	10.5%	9.6%
Consumer Staples	9.6	9.6	10.0
Energy	10.8	10.8	11.4
Financials	22.8	22.9	23.6
Health Care	6.7	6.7	6.9
Industrials	11.8	11.7	10.6
Information
Technology	7.0	7.0	6.6
Materials	11.8	11.8	11.5
Telecommunication
Services	5.3	5.3	5.9
Utilities	3.7	3.7	3.9

Volatility Measures
	Spliced
	Total	MSCI AC
	International	World Index
	Stock Index	ex USA
R-Squared	0.99	0.99
Beta	1.04	1.04

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil &
	Gas	1.3%
Nestle SA	Packaged Foods &
	Meats	1.2
BHP Billiton	Diversified Metals
	& Mining	1.1
HSBC Holdings plc	Diversified Banks	0.9
Samsung Electronics Co.
Ltd.	Semiconductors	0.9
Vodafone Group plc	Wireless
	Telecommunication
	Services	0.8
BP plc	Integrated Oil &
	Gas	0.8
Novartis AG	Pharmaceuticals	0.7
Roche Holding AG	Pharmaceuticals	0.7
GlaxoSmithKline plc	Pharmaceuticals	0.7
Top Ten		9.1%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 27, 2012, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2012, the annualized expense ratios were 0.22% for Investor Shares, 0.17% for Admiral Shares, 0.17% for Signal Shares, 0.13% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.17% for ETF Shares.

7

Total International Stock Index Fund

Market Diversification (% of equity exposure)
		MSCI
		ACWI	MSCI AC
		ex USA	World
		IMI	Index
	Fund	Index	ex USA
Europe
United Kingdom	15.7%	15.6%	15.7%
France	5.7	5.6	6.0
Germany	5.5	5.5	5.7
Switzerland	5.4	5.4	5.8
Sweden	2.2	2.2	2.1
Spain	1.7	1.6	1.7
Netherlands	1.6	1.6	1.6
Italy	1.5	1.5	1.5
Other	3.6	3.6	3.2
Subtotal	42.9%	42.6%	43.3%
Pacific
Japan	15.0%	15.0%	14.5%
Australia	6.0	6.0	6.0
Hong Kong	2.0	2.0	2.0
Singapore	1.3	1.3	1.2
Other	0.1	0.1	0.1
Subtotal	24.4%	24.4%	23.8%
Emerging Markets
China	4.2%	4.2%	4.4%
South Korea	3.7	3.7	3.7
Brazil	3.1	3.2	3.4
Taiwan	2.8	2.8	2.6
South Africa	1.9	1.9	1.9
India	1.5	1.5	1.5
Russia	1.4	1.4	1.6
Mexico	1.1	1.1	1.1
Other	4.0	4.2	4.0
Subtotal	23.7%	24.0%	24.2%
North America
Canada	8.5%	8.5%	8.3%
Middle East	0.5%	0.5%	0.4%

Allocation by Region (% of portfolio)

8

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2001, Through April 30, 2012
Spliced Total International Stock Index: Consists of the Total International Composite Index through August 31, 2006; the MSCI EAFE + Emerging Markets Index through December 15, 2010; and the MSCI ACWI ex USA IMI Index thereafter. Returns for the MSCI indexes are adjusted for withholding taxes.

Note: For 2012, performance data reflect the six months ended April 30, 2012.

Average Annual Total Returns: Periods Ended March 31, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	4/29/1996	-7.13%	-2.01%	6.87%
Admiral Shares	11/29/2010	-7.09	—	1.88[1]
Signal Shares	11/30/2010	-7.07	—	2.72[1]
Institutional Shares	11/29/2010	-7.04	—	1.93[1]
Institutional Plus Shares	11/30/2010	-7.01	—	2.81[1]
ETF Shares	1/26/2011
Market Price		-7.43	—	-4.96[1]
Net Asset Value		-7.08	—	-5.18[1]
1 Return since inception.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.
See Financial Highlights for dividend and capital gains information.

9

Total International Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Argentina †		—	0.0%

Australia
BHP Billiton Ltd.	12,799,785	474,969	0.7%
Commonwealth Bank of Australia	6,282,275	338,888	0.5%
Westpac Banking Corp.	12,079,370	284,668	0.4%
Australia & New Zealand Banking Group Ltd.	10,501,207	260,152	0.4%
National Australia Bank Ltd.	8,785,146	229,640	0.3%
1 Australia—Other †		2,527,421	3.7%
		4,115,738	6.0%

[1]Austria †		171,344	0.2%

Belgium
^ Anheuser-Busch InBev NV	3,199,794	230,629	0.3%
Belgium—Other †		262,633	0.4%
		493,262	0.7%

Brazil †		2,143,334	3.1%

Canada
Royal Bank of Canada	5,741,300	331,802	0.5%
Toronto-Dominion Bank	3,602,250	304,451	0.4%
Bank of Nova Scotia	4,348,841	241,248	0.4%
Suncor Energy Inc.	6,283,990	207,569	0.3%
Canada—Other †		4,737,409	6.9%
		5,822,479	8.5%

Chile †		297,537	0.4%

10

Total International Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
China
China Mobile Ltd.	23,998,500	265,508	0.4%
China Construction Bank Corp.	239,552,340	185,903	0.3%
Industrial & Commercial Bank of China	242,149,760	160,893	0.3%
CNOOC Ltd.	71,214,000	150,486	0.2%
PetroChina Co. Ltd.	84,092,000	125,440	0.2%
Bank of China Ltd.	266,629,306	111,030	0.2%
China Life Insurance Co. Ltd.	29,689,000	79,048	0.1%
China Petroleum & Chemical Corp.	66,996,000	71,157	0.1%
China Shenhua Energy Co. Ltd.	13,572,000	59,935	0.1%
China Unicom Hong Kong Ltd.	23,541,694	41,174	0.1%
China Overseas Land & Investment Ltd	. 16,307,680	35,241	0.1%
Agricultural Bank of China Ltd.	73,623,870	34,820	0.1%
China Telecom Corp. Ltd.	55,166,000	29,566	0.1%
Dongfeng Motor Group Co. Ltd.	10,776,000	21,076	0.1%
China Citic Bank Corp. Ltd.	29,680,446	18,806	0.0%
China Coal Energy Co. Ltd.	16,321,000	18,647	0.0%
China Communications Construction Co. Ltd.	17,753,000	17,689	0.0%
China Resources Enterprise Ltd.	4,782,000	17,309	0.0%
Yanzhou Coal Mining Co. Ltd.	7,850,000	16,441	0.0%
Kunlun Energy Co. Ltd.	9,358,300	16,423	0.0%
China Resources Land Ltd.	8,088,000	15,477	0.0%
China Merchants Holdings International Co. Ltd.	4,414,000	14,213	0.0%
China Resources Power Holdings Co. Ltd.	6,593,600	11,984	0.0%
China Oilfield Services Ltd.	6,076,000	9,788	0.0%
Citic Pacific Ltd.	5,158,000	8,465	0.0%
^ Sinopharm Group Co. Ltd.	3,138,000	8,177	0.0%
Huaneng Power International Inc.	12,756,000	7,551	0.0%
Guangdong Investment Ltd.	9,792,000	7,185	0.0%
China Longyuan Power Group Corp.	8,153,000	6,388	0.0%
* China Taiping Insurance Holdings Co. Ltd.	3,053,200	6,359	0.0%
China Railway Group Ltd.	16,102,000	6,347	0.0%
China Railway Construction Corp. Ltd.	7,895,800	6,263	0.0%
China Resources Cement Holdings Ltd.	7,829,845	6,183	0.0%
^ CSR Corp. Ltd.	7,567,000	6,073	0.0%
Air China Ltd.	8,304,000	5,998	0.0%
^ China COSCO Holdings Co. Ltd.	10,323,500	5,939	0.0%
China Resources Gas Group Ltd.	2,941,000	5,698	0.0%
China State Construction International Holdings Ltd.	5,690,000	5,224	0.0%
Zhuzhou CSR Times Electric Co. Ltd.	1,833,000	5,167	0.0%
Beijing Capital International Airport Co. Ltd.	7,690,000	5,010	0.0%
China Communications Services Corp. Ltd.	9,493,600	4,870	0.0%
China Agri-Industries Holdings Ltd.	6,456,000	4,721	0.0%
^ Poly Hong Kong Investments Ltd.	8,030,000	4,168	0.0%
Franshion Properties China Ltd.	14,276,000	3,922	0.0%
AviChina Industry & Technology Co. Ltd.	8,052,000	3,701	0.0%
Dah Chong Hong Holdings Ltd.	3,351,000	3,554	0.0%
* China Southern Airlines Co. Ltd.	7,018,000	3,145	0.0%
Sinopec Shanghai Petrochemical Co. Ltd.	8,976,000	3,116	0.0%
^ Angang Steel Co. Ltd.	4,524,000	3,075	0.0%
Harbin Electric Co. Ltd.	2,584,000	2,683	0.0%
^ Metallurgical Corp. of China Ltd.	11,109,000	2,466	0.0%
China Travel International Inv HK	11,136,000	2,231	0.0%
Sinofert Holdings Ltd.	8,310,000	1,805	0.0%
* Citic Resources Holdings Ltd.	10,912,600	1,790	0.0%

11

Total International Stock Index Fund

				Market	Percentage
				Value	of Net
			Shares	($000)	Assets
^	Sinopec Kantons Holdings Ltd.		2,526,000	1,786	0.0%
^	China Power International Development Ltd.		6,821,000	1,540	0.0%
^,*	China Datang Corp. Renewable Power Co. Ltd.		8,863,000	1,410	0.0%
	Hangzhou Steam Turbine Co. Class B		924,030	1,265	0.0%
^	Sinotrans Shipping Ltd.		5,219,000	1,242	0.0%
	Cosco International Holdings Ltd.		2,606,000	1,130	0.0%
	Sinotrans Ltd.		5,861,000	993	0.0%
	Shenzhen Chiwan Wharf Holdings Ltd. Class B		668,692	882	0.0%
*	Tianjin Development Hldgs Ltd.		1,960,000	872	0.0%
	Kingway Brewery Holdings Ltd.		2,494,000	867	0.0%
	Shanghai Diesel Engine Co. Ltd. Class B		786,700	795	0.0%
	CPMC Holdings Ltd.		1,142,000	776	0.0%
	Shanghai Baosight Software Co. Ltd. Class B		578,670	684	0.0%
	Minmetals Land Ltd.		4,984,000	628	0.0%
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd.
	Class B		761,560	524	0.0%
	Tianjin Capital Environmental Protection Group Co. Ltd.		1,360,000	336	0.0%
	Catic Shenzhen Holdings Ltd.		772,000	328	0.0%
	Overseas Chinese Town Asia Holdings Ltd	.	682,000	260	0.0%
	China—Other †			1,194,567	1.8%
				2,886,213	4.2%

	Colombia †			53,481	0.1%

	Czech Republic †			52,828	0.1%

	Denmark
	Novo Nordisk A/S Class B		1,694,928	249,871	0.3%
	Denmark—Other †			320,420	0.5%
				570,291	0.8%

	Egypt †			24,573	0.0%

	Exchange-Traded Fund
2	Vanguard MSCI Emerging Markets ETF		2,800,000	119,084	0.2%

	Finland †			427,722	0.6%

	France
	Total SA		8,460,221	406,126	0.6%
	Sanofi		4,540,817	346,840	0.5%
	France—Other †			3,106,648	4.5%
				3,859,614	5.6%
	Germany
	Siemens AG		3,279,296	304,389	0.5%
^	BASF SE		3,660,702	301,400	0.4%
	SAP AG		3,667,244	243,191	0.4%
^	Bayer AG		3,295,895	232,244	0.3%
	Allianz SE		1,811,462	202,055	0.3%
	Daimler AG		3,603,835	199,408	0.3%
	Germany—Other †			2,283,012	3.3%
				3,765,699	5.5%

	Greece †			66,313	0.1%

12

Total International Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Hong Kong
BOC Hong Kong Holdings Ltd.	14,763,076	45,631	0.1%
Hang Seng Bank Ltd.	3,054,463	41,829	0.1%
Orient Overseas International Ltd.	869,103	5,922	0.0%
^ Citic Telecom International Holdings Ltd.	3,575,000	743	0.0%
1 Hong Kong—Other †		1,273,944	1.8%
		1,368,069	2.0%

Hungary †		46,132	0.1%

India †		1,055,203	1.5%

Indonesia †		490,367	0.7%

Ireland †		186,209	0.3%

Israel
Osem Investments Ltd.	137,494	2,097	0.0%
Israel—Other †		323,468	0.5%
		325,565	0.5%
Italy
ENI SPA	9,578,290	212,830	0.3%
Italy—Other †		811,476	1.2%
		1,024,306	1.5%
Japan
Toyota Motor Corp.	10,968,779	449,476	0.7%
Mitsubishi UFJ Financial Group Inc.	50,656,712	243,229	0.4%
Honda Motor Co. Ltd.	6,482,815	233,311	0.3%
Canon Inc.	4,508,173	204,346	0.3%
Japan—Other †		9,095,068	13.2%
		10,225,430	14.9%

Malaysia †		583,985	0.8%

Mexico
America Movil SAB de CV	158,335,640	211,139	0.3%
Mexico—Other †		524,991	0.8%
		736,130	1.1%

Morocco †		1,987	0.0%

Netherlands
Unilever NV	6,492,531	222,400	0.3%
Netherlands—Other †		856,085	1.3%
		1,078,485	1.6%

New Zealand †		88,512	0.1%

Norway †		517,814	0.7%

Peru †		104,346	0.1%

Philippines †		143,718	0.2%

13

Total International Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Poland †		227,365	0.3%

Portugal †		99,365	0.1%

Russia †		957,844	1.4%

Singapore
^ Cosco Corp. Singapore Ltd.	3,925,513	3,264	0.0%
GMG Global Ltd.	10,544,000	1,179	0.0%
1 Singapore—Other †		888,654	1.3%
		893,097	1.3%

South Africa †		1,288,812	1.9%

South Korea
Samsung Electronics Co. Ltd.	370,773	453,812	0.6%
Hankook Shell Oil Co. Ltd.	2,882	549	0.0%
1 South Korea—Other †		2,043,059	3.0%
		2,497,420	3.6%
Spain
Telefonica SA	16,371,297	239,069	0.3%
Banco Santander SA	34,213,346	214,815	0.3%
Spain—Other †		669,823	1.0%
		1,123,707	1.6%

Sweden †		1,489,798	2.2%

Switzerland
Nestle SA	13,152,527	806,109	1.2%
Novartis AG	9,301,545	513,596	0.7%
Roche Holding AG	2,800,144	511,756	0.7%
* UBS AG	14,505,191	181,144	0.3%
1 Switzerland—Other †		1,708,518	2.5%
		3,721,123	5.4%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.	78,412,063	231,758	0.4%
Taiwan—Other †		1,672,888	2.4%
		1,904,646	2.8%

Thailand †		387,754	0.6%

Turkey †		245,516	0.4%

United Kingdom
HSBC Holdings plc	71,214,291	642,865	0.9%
Vodafone Group plc	200,378,256	554,640	0.8%
BP plc	75,580,442	546,002	0.8%
GlaxoSmithKline plc	20,119,478	464,791	0.7%
British American Tobacco plc	7,849,778	402,612	0.6%
Royal Dutch Shell plc Class A	11,248,978	401,206	0.6%
Royal Dutch Shell plc Class B	10,610,701	388,294	0.6%
BG Group plc	13,526,309	319,156	0.4%
Rio Tinto plc	5,467,251	306,466	0.4%
BHP Billiton plc	8,417,904	270,988	0.4%

14

Total International Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Diageo plc		9,957,670	251,165	0.4%
Standard Chartered plc		9,491,172	232,018	0.3%
AstraZeneca plc		5,193,023	227,566	0.3%
Anglo American plc		5,274,560	203,834	0.3%
Royal Dutch Shell plc Class A (Amsterdam Shares)		3,263,734	116,405	0.2%
United Kingdom—Other †			5,351,986	7.8%
			10,679,994	15.5%
Total Common Stocks (Cost $68,118,427)			68,362,211	99.3%[3]

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	0.137%	3,634,944,506	3,634,945	5.3%

6U.S. Government and Agency Obligations †			26,115	0.0%
Total Temporary Cash Investments (Cost $3,661,060)			3,661,060	5.3%[3]
Total Investments (Cost $71,779,487)			72,023,271	104.6%
Other Assets and Liabilities
Other Assets			545,755	0.8%
Liabilities[4]			(3,738,088)	(5.4%)
			(3,192,333)	(4.6%)
Net Assets			68,830,938	100.0%

At April 30, 2012, net assets consisted of:
				Amount
				($000)
Paid-in Capital				69,882,252
Undistributed Net Investment Income				583,282
Accumulated Net Realized Losses				(1,873,328)
Unrealized Appreciation (Depreciation)
Investment Securities				243,784
Futures Contracts				(12,399)
Forward Currency Contracts				4,631
Foreign Currencies				2,716
Net Assets				68,830,938

Investor Shares—Net Assets
Applicable to 2,323,680,560 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				33,359,002
Net Asset Value Per Share—Investor Shares				$14.36

Admiral Shares—Net Assets
Applicable to 593,430,005 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				14,250,358
Net Asset Value Per Share—Admiral Shares				$24.01

15

Total International Stock Index Fund

Amount
($000)
Signal Shares—Net Assets
Applicable to 105,498,160 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,039,047
Net Asset Value Per Share—Signal Shares	$28.81

Institutional Shares—Net Assets
Applicable to 68,877,631 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,614,960
Net Asset Value Per Share—Institutional Shares	$96.04

Institutional Plus Shares—Net Assets
Applicable to 112,332,511 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,790,745
Net Asset Value Per Share—Institutional Plus Shares	$96.06

ETF Shares—Net Assets
Applicable to 17,390,948 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	776,826
Net Asset Value Per Share—ETF Shares	$44.67

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,101,080,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $293,339,000, representing 0.4% of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 4.8%, respectively, of net assets.
4 Includes $3,313,394,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Securities with a value of $19,515,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Total International Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2012
($000)
Investment Income
Income
Dividends[1,2]	964,922
Interest[2]	221
Security Lending	16,288
Total Income	981,431
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,671
Management and Administrative—Investor Shares	24,850
Management and Administrative—Admiral Shares	8,347
Management and Administrative—Signal Shares	1,374
Management and Administrative—Institutional Shares	1,841
Management and Administrative—Institutional Plus Shares	2,308
Management and Administrative—ETF Shares	351
Marketing and Distribution—Investor Shares	4,659
Marketing and Distribution—Admiral Shares	1,197
Marketing and Distribution—Signal Shares	312
Marketing and Distribution—Institutional Shares	653
Marketing and Distribution—Institutional Plus Shares	888
Marketing and Distribution—ETF Shares	67
Custodian Fees	7,748
Shareholders’ Reports—Investor Shares	77
Shareholders’ Reports—Admiral Shares	35
Shareholders’ Reports—Signal Shares	10
Shareholders’ Reports—Institutional Shares	15
Shareholders’ Reports—Institutional Plus Shares	2
Shareholders’ Reports—ETF Shares	7
Trustees’ Fees and Expenses	30
Total Expenses	56,442
Net Investment Income	924,989
Realized Net Gain (Loss)
Investment Securities Sold	(29,492)
Futures Contracts	33,308
Foreign Currencies and Forward Currency Contracts	(14,172)
Realized Net Gain (Loss)	(10,356)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,768,147
Futures Contracts	(31,968)
Foreign Currencies and Forward Currency Contracts	3,637
Change in Unrealized Appreciation (Depreciation)	1,739,816
Net Increase (Decrease) in Net Assets Resulting from Operations	2,654,449

1 Dividends are net of foreign withholding taxes of $82,183,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $1,631,000, $214,000, and $0, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Total International Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	924,989	1,614,521
Realized Net Gain (Loss)	(10,356)	184,573
Change in Unrealized Appreciation (Depreciation)	1,739,816	(5,954,922)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,654,449	(4,155,828)
Distributions
Net Investment Income
Investor Shares	(887,119)	(692,937)
Admiral Shares	(374,596)	(30,369)
Signal Shares	(60,680)	(2,547)
Institutional Shares	(121,199)	(54,999)
Institutional Plus Shares	(246,174)	(3,919)
ETF Shares	(14,228)	—
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(1,703,996)	(784,771)
Capital Share Transactions
Investor Shares	2,058,739	(6,415,197)
Admiral Shares	914,738	14,860,484
Signal Shares	991,663	2,250,992
Institutional Shares	2,684,013	4,315,032
Institutional Plus Shares	3,599,954	7,324,761
ETF Shares	329,635	463,625
Net Increase (Decrease) from Capital Share Transactions	10,578,742	22,799,697
Total Increase (Decrease)	11,529,195	17,859,098
Net Assets
Beginning of Period	57,301,743	39,442,645
End of Period[1]	68,830,938	57,301,743
1 Net Assets—End of Period includes undistributed net investment income of $583,282,000 and $1,367,401,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total International Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$14.24	$15.48	$13.99	$10.97	$21.89	$16.90
Investment Operations
Net Investment Income	.187	.434[1]	.356[1]	.544[2]	.540[1]	.412
Net Realized and Unrealized Gain (Loss)
on Investments	.333	(1.425)	1.478	2.801	(10.938)	4.980
Total from Investment Operations	.520	(.991)	1.834	3.345	(10.398)	5.392
Distributions
Dividends from Net Investment Income	(.400)	(.249)	(.344)	(.325)	(.522)	(.402)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.400)	(.249)	(.344)	(.325)	(.522)	(.402)
Net Asset Value, End of Period	$14.36	$14.24	$15.48	$13.99	$10.97	$21.89

Total Return[3]	3.97%	-6.54%	13.28%	31.41%	-48.57%	32.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,359	$30,912	$39,443	$24,329	$17,152	$29,725
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.26%	0.27%	0.03%	—
Acquired Fund Fees and Expenses	—	—	—	0.05%	0.25%	0.27%
Ratio of Net Investment Income to
Average Net Assets	2.97%	2.95%	2.52%	4.73%[2]	3.07%	1.93%
Portfolio Turnover Rate	2%	3%	6%	12%[4]	15%[4]	2%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $0.249 and 2.06%, respectively, of annual dividends received from Vanguard mutual funds in December 2008. From August 2008 through February 2009, the fund invested in a combination of Vanguard mutual funds and common stocks. Effective in March 2009, the fund’s equity investments are solely in common stocks.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of securities received and mutual fund shares delivered in connection with a change in the fund’s investment policy to invest directly in individual stocks and reduce the fund’s investment in Vanguard mutual funds.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total International Stock Index Fund

Financial Highlights

Admiral Shares
	Six Months	Nov. 29,
	Ended	2010[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$23.81	$25.00
Investment Operations
Net Investment Income	.308	.842[2]
Net Realized and Unrealized Gain (Loss) on Investments	.567	(1.615)
Total from Investment Operations	.875	(.773)
Distributions
Dividends from Net Investment Income	(.675)	(.417)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.675)	(.417)
Net Asset Value, End of Period	$24.01	$23.81

Total Return[3]	3.99%	-3.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,250	$13,190
Ratio of Total Expenses to Average Net Assets	0.17%	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	3.02%	2.99%[4]
Portfolio Turnover Rate	2%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total International Stock Index Fund

Financial Highlights

Signal Shares
	Six Months	Nov. 30,
	Ended	2010[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$28.57	$29.66
Investment Operations
Net Investment Income	.372	.931[2]
Net Realized and Unrealized Gain (Loss) on Investments	.686	(1.520)
Total from Investment Operations	1.058	(.589)
Distributions
Dividends from Net Investment Income	(.818)	(.501)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.818)	(.501)
Net Asset Value, End of Period	$28.81	$28.57

Total Return[3]	4.02%	-2.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,039	$2,012
Ratio of Total Expenses to Average Net Assets	0.17%	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	3.02%	2.99%[4]
Portfolio Turnover Rate	2%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total International Stock Index Fund

Financial Highlights

Institutional Shares
	Six Months	Nov. 29,
	Ended	2010[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$95.29	$100.00
Investment Operations
Net Investment Income	1.313	3.208[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.208	(6.245)
Total from Investment Operations	3.521	(3.037)
Distributions
Dividends from Net Investment Income	(2.771)	(1.673)
Distributions from Realized Capital Gains	—	—
Total Distributions	(2.771)	(1.673)
Net Asset Value, End of Period	$96.04	$95.29

Total Return[3]	4.02%	-3.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,615	$3,788
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[4]
Ratio of Net Investment Income to Average Net Assets	3.06%	3.04%[4]
Portfolio Turnover Rate	2%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total International Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Nov. 30,
	Ended	2010[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$95.31	$98.88
Investment Operations
Net Investment Income	1.263	2.596[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.271	(4.492)
Total from Investment Operations	3.534	(1.896)
Distributions
Dividends from Net Investment Income	(2.784)	(1.674)
Distributions from Realized Capital Gains	—	—
Total Distributions	(2.784)	(1.674)
Net Asset Value, End of Period	$96.06	$95.31

Total Return[3]	4.04%	-2.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,791	$6,965
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	3.09%	3.07%[4]
Portfolio Turnover Rate	2%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total International Stock Index Fund

Financial Highlights

ETF Shares
	Six Months	Jan. 26,
	Ended	2011[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$44.33	$50.00
Investment Operations
Net Investment Income	.586	1.021[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.045	(6.691)
Total from Investment Operations	1.631	(5.670)
Distributions
Dividends from Net Investment Income	(1.291)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.291)	—
Net Asset Value, End of Period	$44.67	$44.33

Total Return	4.01%	-11.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$777	$435
Ratio of Total Expenses to Average Net Assets	0.17%	0.18%[3]
Ratio of Net Investment Income to Average Net Assets	3.02%	2.99%[3]
Portfolio Turnover Rate	2%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance

25

Total International Stock Index Fund

for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and for the period ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

26

Total International Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2012, the fund had contributed capital of $10,026,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 4.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America and South America	9,276,327	64	—
Common Stocks—Other	260,079	58,822,065	3,676
Temporary Cash Investments	3,634,945	26,115	—
Futures Contracts—Liabilities[1]	(1,382)	—	—
Forward Currency Contracts—Assets	—	4,876	—
Forward Currency Contracts—Liabilities	—	(245)	—
Total	13,169,969	58,852,875	3,676
1 Represents variation margin on the last day of the reporting period.

27

Total International Stock Index Fund

D. At April 30, 2012, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	4,876	4,876
Liabilities	(1,382)	(245)	(1,627)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2012, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	33,308	—	33,308
Forward Currency Contracts	—	(6,105)	(6,105)
Realized Net Gain (Loss) on Derivatives	33,308	(6,105)	(27,203)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(31,968)	—	(31,968)
Forward Currency Contracts	—	458	458
Change in Unrealized Appreciation (Depreciation) on Derivatives	(31,968)	458	(31,510)

At April 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	June 2012	1,157	107,373	(1,936)
Dow Jones EURO STOXX 50 Index	June 2012	3,521	105,274	(9,350)
Topix Index	June 2012	787	79,099	(2,280)
S&P ASX 200 Index	June 2012	328	37,535	1,167

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

28

Total International Stock Index Fund

At April 30, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Brown Brothers Harriman & Co.	6/20/12	EUR	86,601	USD	114,649	1,056
Brown Brothers Harriman & Co.	6/20/12	GBP	67,314	USD	109,275	3,815
Brown Brothers Harriman & Co.	6/26/12	AUD	34,934	USD	36,149	(245)
Brown Brothers Harriman & Co.	6/12/12	USD	480	JPY	38,306	5

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At October 31, 2011, the counterparty had deposited in a segregated account cash with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2012, the fund realized net foreign currency losses of $8,067,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2012, the fund realized gains on the sale of passive foreign investment companies of $2,955,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at April 30, 2012, had unrealized appreciation of $75,702,000 as of October 31, 2011, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

29

Total International Stock Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2011, the fund had available capital loss carryforwards totaling $1,857,843,000 to offset future net capital gains of $142,490,000 through October 31, 2016, and $1,715,353,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2012, the cost of investment securities for tax purposes was $71,855,189,000. Net unrealized appreciation of investment securities for tax purposes was $168,082,000, consisting of unrealized gains of $8,013,579,000 on securities that had risen in value since their purchase and $7,845,497,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2012, the fund purchased $10,259,015,000 of investment securities and sold $661,566,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2012	October 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,795,507	273,272	18,731,620	1,213,124
Issued in Lieu of Cash Distributions	875,919	67,848	662,044	42,603
Redeemed[1]	(2,612,687)	(188,911)	(25,808,861)	(1,632,541)
Net Increase (Decrease)—Investor Shares	2,058,739	152,209	(6,415,197)	(376,814)
Admiral Shares[2]
Issued	1,628,341	69,458	16,052,420	600,740
Issued in Lieu of Cash Distributions	332,990	15,423	26,728	1,028
Redeemed[1]	(1,046,593)	(45,357)	(1,218,664)	(47,862)
Net Increase (Decrease)—Admiral Shares	914,738	39,524	14,860,484	553,906
Signal Shares[2]
Issued	1,159,406	40,952	2,559,389	80,539
Issued in Lieu of Cash Distributions	53,462	2,064	1,855	59
Redeemed[1]	(221,205)	(7,920)	(310,252)	(10,196)
Net Increase (Decrease)—Signal Shares	991,663	35,096	2,250,992	70,402
Institutional Shares[2]
Issued	2,967,466	32,014	8,449,966	81,516
Issued in Lieu of Cash Distributions	117,352	1,359	54,225	521
Redeemed[1]	(400,805)	(4,243)	(4,189,159)	(42,289)
Net Increase (Decrease)—Institutional Shares	2,684,013	29,130	4,315,032	39,748

30

Total International Stock Index Fund

	Six Months Ended			Year Ended
		April 30, 2012	October 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Plus Shares[2]
Issued	3,886,256	42,076	7,804,686	77,987
Issued in Lieu of Cash Distributions	236,102	2,735	—	—
Redeemed[1]	(522,404)	(5,558)	(479,925)	(4,908)
Net Increase (Decrease)—Institutional Plus Shares	3,599,954	39,253	7,324,761	73,079
ETF Shares[2]
Issued	329,635	7,588	463,625	9,803
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	—	—
Net Increase (Decrease)—ETF Shares	329,635	7,588	463,625	9,803

1 Net of redemption fees for fiscal 2012 and 2011 of $344,000 and $997,000, respectively (fund totals).
2 Inception was November 29, 2010, for Admiral Shares, November 30, 2010, for Signal Shares, November 29, 2010, for Institutional Shares, November 30, 2010, for Institutional Plus Shares, and January 26, 2011, for ETF Shares.

H. In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

32

Six Months Ended April 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Stock Index Fund	10/31/2011	4/30/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,039.67	$1.12
Admiral Shares	1,000.00	1,039.93	0.86
Signal Shares	1,000.00	1,040.25	0.86
Institutional Shares	1,000.00	1,040.22	0.66
Institutional Plus Shares	1,000.00	1,040.37	0.51
ETF Shares	1,000.00	1,040.09	0.86
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.77	$1.11
Admiral Shares	1,000.00	1,024.02	0.86
Signal Shares	1,000.00	1,024.02	0.86
Institutional Shares	1,000.00	1,024.22	0.65
Institutional Plus Shares	1,000.00	1,024.37	0.50
ETF Shares	1,000.00	1,024.02	0.86

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.22% for Investor Shares, 0.17% for Admiral Shares, 0.17% for Signal Shares, 0.13% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.17% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

33

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management since the fund began investing directly in stocks in 2008, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since 2008, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that the results have been consistent with the fund’s investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

34

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

35

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

36

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	Founder
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1132 062012

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Argentina (0.0%)
Siderar SAIC Class A	390	—

Australia (6.0%)
BHP Billiton Ltd.	12,799,785	474,969
Commonwealth Bank of Australia	6,282,275	338,888
Westpac Banking Corp.	12,079,370	284,668
Australia & New Zealand Banking Group Ltd.	10,501,207	260,152
National Australia Bank Ltd.	8,785,146	229,640
Woolworths Ltd.	4,883,342	131,675
Wesfarmers Ltd.	4,004,373	125,746
Rio Tinto Ltd.	1,736,766	118,839
Woodside Petroleum Ltd.	2,570,610	92,963
Westfield Group	8,754,865	83,709
Newcrest Mining Ltd.	2,948,002	80,334
CSL Ltd.	2,087,772	79,504
Telstra Corp. Ltd.	17,366,479	64,031
QBE Insurance Group Ltd.	4,445,381	63,783
Origin Energy Ltd.	4,332,927	59,530
Santos Ltd.	3,761,729	54,572
AMP Ltd.	11,399,472	50,404
Brambles Ltd.	5,891,401	44,204
Suncorp Group Ltd.	5,119,945	43,174
Macquarie Group Ltd.	1,390,320	41,905
Orica Ltd.	1,453,560	40,452
Amcor Ltd.	4,884,276	38,122
Westfield Retail Trust	11,486,199	32,414
Transurban Group	5,193,849	31,714
Insurance Australia Group Ltd.	8,299,627	30,443
Stockland	9,288,262	29,838
Coca-Cola Amatil Ltd.	2,273,448	29,426
Iluka Resources Ltd.	1,669,771	29,169
AGL Energy Ltd.	1,856,370	28,888
Fortescue Metals Group Ltd.	4,966,637	28,853
QR National Ltd.	6,838,074	25,804
GPT Group	6,925,878	23,579
ASX Ltd.	696,712	23,163
WorleyParsons Ltd.	771,587	22,593
Incitec Pivot Ltd.	6,496,180	21,956
Goodman Group	5,581,954	20,870
Sonic Healthcare Ltd.	1,462,611	19,134
Campbell Brothers Ltd.	268,959	19,085
Asciano Ltd.	3,869,963	18,941
Dexus Property Group	19,250,741	18,678
Mirvac Group	13,670,956	18,370
Toll Holdings Ltd.	2,734,742	16,576
Lend Lease Group	2,150,326	16,562
Cochlear Ltd.	228,444	15,559
Computershare Ltd.	1,778,215	15,509
Crown Ltd.	1,585,106	14,968
CFS Retail Property Trust	7,408,984	14,820
Tatts Group Ltd.	5,357,140	14,387
James Hardie Industries SE	1,727,289	13,350
Leighton Holdings Ltd.	609,515	12,995
Echo Entertainment Group Ltd.	2,730,554	12,720
Metcash Ltd.	3,054,676	12,568
OZ Minerals Ltd.	1,259,473	12,127
^ APA Group	2,191,129	11,865
Bendigo and Adelaide Bank Ltd.	1,490,599	11,656
Alumina Ltd.	9,699,156	11,585
Boral Ltd.	2,946,577	11,524
Treasury Wine Estates Ltd.	2,566,907	11,469
Ramsay Health Care Ltd.	526,415	10,971

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Commonwealth Property Office Fund	9,751,966	10,556
^	Whitehaven Coal Ltd.	1,799,354	9,906
	UGL Ltd.	655,698	8,887
	Seek Ltd.	1,196,034	8,845
	Sims Metal Management Ltd.	591,671	8,701
	Bank of Queensland Ltd.	1,120,382	8,655
	Atlas Iron Ltd.	2,994,286	8,626
	TABCORP Holdings Ltd.	2,868,652	8,557
	Challenger Ltd.	2,065,071	8,513
	DUET Group	4,301,783	8,259
	Ansell Ltd.	516,633	7,954
^,*	Lynas Corp. Ltd.	6,768,368	7,815
	Caltex Australia Ltd.	544,970	7,764
	Investa Office Fund	2,715,900	7,709
2	Spark Infrastructure Group	5,090,839	7,677
	Boart Longyear Ltd.	1,742,905	7,511
*	Qantas Airways Ltd.	4,408,017	7,473
	GrainCorp Ltd.	761,972	7,295
	Beach Energy Ltd.	5,010,832	7,261
	Monadelphous Group Ltd.	299,672	7,209
	OneSteel Ltd.	5,375,180	7,202
	SP AusNet	5,693,352	6,539
*	PanAust Ltd.	1,927,980	6,462
^	Fairfax Media Ltd.	8,942,952	6,382
*	Downer EDI Ltd.	1,682,294	6,280
*	Aurora Oil & Gas Ltd.	1,409,027	6,033
	Adelaide Brighton Ltd.	1,889,866	5,972
*	Regis Resources Ltd.	1,318,909	5,769
	Australian Infrastructure Fund	2,437,888	5,638
	Myer Holdings Ltd.	2,292,622	5,589
	Aristocrat Leisure Ltd.	1,733,155	5,578
*	BlueScope Steel Ltd.	13,421,236	5,475
	Primary Health Care Ltd.	1,857,039	5,454
	Goodman Fielder Ltd.	7,911,144	5,411
^	David Jones Ltd.	2,062,622	5,311
	Bradken Ltd.	670,964	5,151
^	carsales.com Ltd.	847,510	5,052
	Mineral Resources Ltd.	399,518	4,935
^,*	Paladin Energy Ltd.	2,991,483	4,903
*	Perseus Mining Ltd.	1,798,069	4,826
*	Sundance Resources Ltd.	9,844,650	4,797
	DuluxGroup Ltd.	1,481,815	4,761
*	Karoon Gas Australia Ltd.	708,374	4,711
	SAI Global Ltd.	822,438	4,486
*	Sydney Airport	1,482,095	4,480
	IOOF Holdings Ltd.	689,567	4,450
	Harvey Norman Holdings Ltd.	2,112,244	4,429
^	Flight Centre Ltd.	202,137	4,422
	Transfield Services Ltd.	1,861,880	4,391
	Perpetual Ltd.	158,590	4,184
	Aquarius Platinum Ltd.	1,857,127	4,133
	Ausdrill Ltd.	963,461	4,083
	Independence Group NL	899,225	4,046
^	JB Hi-Fi Ltd.	390,482	3,918
	Invocare Ltd.	446,142	3,895
	AWE Ltd.	2,122,635	3,830
	NRW Holdings Ltd.	904,781	3,820
	Charter Hall Retail REIT	1,092,954	3,757
	Hastings Diversified Utilities Fund	1,738,993	3,731
^	Platinum Asset Management Ltd.	806,660	3,674
	Super Retail Group Ltd.	454,271	3,654
	CSR Ltd.	1,962,865	3,550
	Cardno Ltd.	487,018	3,543
	Medusa Mining Ltd.	574,269	3,413

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^	Kingsgate Consolidated Ltd.	525,020	3,369
	BWP Trust	1,724,204	3,348
	Nufarm Ltd.	657,476	3,346
*	Evolution Mining Ltd.	1,833,523	3,337
^,*	Aquila Resources Ltd.	665,981	3,337
*	Resolute Mining Ltd.	1,892,732	3,296
	Sigma Pharmaceuticals Ltd.	4,631,005	3,188
	Seven West Media Ltd.	1,036,185	3,186
	Iress Market Technology Ltd.	442,133	3,091
^	Navitas Ltd.	738,576	3,021
	Southern Cross Media Group Ltd.	2,154,094	2,993
^,*	Mesoblast Ltd.	381,898	2,981
^	Australand Property Group	1,054,693	2,957
	REA Group Ltd.	202,534	2,943
	Cabcharge Australia Ltd.	439,716	2,922
	Newcrest Mining Ltd. ADR	107,626	2,919
	Mount Gibson Iron Ltd.	2,498,788	2,854
*	St. Barbara Ltd.	1,189,887	2,820
	Emeco Holdings Ltd.	2,573,328	2,773
	Qube Logistics Holdings Ltd.	1,677,967	2,757
	Spotless Group Ltd.	1,026,342	2,738
	Envestra Ltd.	3,337,252	2,727
*	Transpacific Industries Group Ltd.	3,103,122	2,717
*	Senex Energy Ltd.	2,295,179	2,701
^	Western Areas NL	514,216	2,680
	Fleetwood Corp. Ltd.	195,669	2,659
	Mermaid Marine Australia Ltd.	792,487	2,637
*	Macquarie Atlas Roads Group	1,517,077	2,601
	GUD Holdings Ltd.	294,975	2,595
*	Discovery Metals Ltd.	1,430,082	2,571
*	Coalspur Mines Ltd.	1,426,931	2,467
*	Acrux Ltd.	572,616	2,377
	ARB Corp. Ltd.	238,723	2,368
	Charter Hall Group	897,012	2,342
^,*	Sandfire Resources NL	292,070	2,338
*	Silver Lake Resources Ltd.	691,432	2,308
^	Billabong International Ltd.	832,498	2,271
	Pacific Brands Ltd.	3,530,782	2,253
*	Gloucester Coal Ltd.	271,063	2,210
	Abacus Property Group	977,639	2,118
	TPG Telecom Ltd.	1,106,418	2,082
	Ten Network Holdings Ltd.	2,469,586	2,072
	Consolidated Media Holdings Ltd.	594,947	2,040
^	Wotif.com Holdings Ltd.	438,781	2,008
	McMillan Shakespeare Ltd.	175,192	2,001
	Imdex Ltd.	747,915	1,946
^,*	Beadell Resources Ltd.	2,684,016	1,930
^,*	Gindalbie Metals Ltd.	3,109,646	1,882
*	Cudeco Ltd.	526,722	1,863
^,*	Coal of Africa Ltd.	2,097,594	1,844
*	Mineral Deposits Ltd.	295,362	1,838
	Premier Investments Ltd.	322,093	1,794
	GWA Group Ltd.	871,319	1,779
	Ardent Leisure Group	1,368,084	1,776
	Automotive Holdings Group	674,894	1,760
^	Decmil Group Ltd.	565,336	1,741
*	Silex Systems Ltd.	448,352	1,718
*	Integra Mining Ltd.	3,114,886	1,671
	Macmahon Holdings Ltd.	2,274,428	1,647
*	Pharmaxis Ltd.	1,180,983	1,625
*	Intrepid Mines Ltd.	1,824,263	1,619
	Ausenco Ltd.	347,362	1,605
	iiNET Ltd.	487,502	1,597
	SMS Management & Technology Ltd.	252,562	1,589

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^,*	Energy World Corp. Ltd.	2,604,335	1,562
	FlexiGroup Ltd.	651,659	1,537
^,*	Alkane Resources Ltd.	1,068,527	1,488
^,*	Bathurst Resources Ltd.	2,217,684	1,462
	FKP Property Group	2,773,818	1,457
	APN News & Media Ltd.	1,653,324	1,444
	Multiplex SITES Trust	17,511	1,424
*	Flinders Mines Ltd.	6,663,380	1,414
	Skilled Group Ltd.	548,645	1,392
*	Linc Energy Ltd.	1,200,419	1,385
*	Miclyn Express Offshore Ltd.	617,394	1,331
*	Gryphon Minerals Ltd.	1,327,169	1,304
^,*	Horizon Oil Ltd.	3,739,338	1,272
*	Indophil Resources NL	3,012,542	1,257
^	M2 Telecommunications Group Ltd.	386,441	1,254
*	Australian Agricultural Co. Ltd.	851,326	1,136
*	Energy Resources of Australia Ltd.	674,687	1,123
	Industrea Ltd.	1,099,855	1,118
	Troy Resources Ltd.	241,513	1,116
	STW Communications Group Ltd.	1,145,162	1,097
	Programmed Maintenance Services Ltd.	410,246	1,092
*	Saracen Mineral Holdings Ltd.	1,821,889	1,091
	Forge Group Ltd.	167,737	1,090
*	Roc Oil Co. Ltd.	2,619,273	1,084
	Challenger Diversified Property Group	1,931,719	1,065
*	Ivanhoe Australia Ltd.	812,331	1,053
	Reject Shop Ltd.	84,604	1,044
^,*	Northern Iron Ltd.	942,376	997
	Sedgman Ltd.	441,053	982
	Sims Metal Management Ltd. ADR	66,577	979
*	Nexus Energy Ltd.	4,517,471	974
	Austin Engineering Ltd.	182,141	949
	Panoramic Resources Ltd.	838,386	939
	Aspen Group	1,865,495	933
*	Ramelius Resources Ltd.	1,125,308	897
	Grange Resources Ltd.	1,412,244	872
	Hills Holdings Ltd.	761,748	871
	BT Investment Management Ltd.	404,251	862
*	Mirabela Nickel Ltd.	1,705,154	861
	MACA Ltd.	307,386	790
^	Salmat Ltd.	341,044	786
*	Focus Minerals Ltd.	15,535,728	760
*	Ampella Mining Ltd.	687,621	758
^,*	Endeavour Mining Corp.	348,300	733
	Challenger Infrastructure Fund Class A	589,804	731
*	Guildford Coal Ltd.	1,106,236	717
*	Tiger Resources Ltd.	2,021,067	706
	Clough Ltd.	834,621	702
*	Kingsrose Mining Ltd.	570,212	698
*	Infigen Energy	2,728,276	694
*	Molopo Energy Ltd.	971,524	687
	OrotonGroup Ltd.	77,813	686
	Austal Ltd.	331,204	677
	Customers Ltd.	503,119	643
	Tassal Group Ltd.	410,533	632
*	Cockatoo Coal Ltd.	2,197,832	616
^	Astro Japan Property Group	205,611	568
*	Perilya Ltd.	1,400,774	563
*	Elemental Minerals Ltd.	529,920	544
*	Metminco Ltd.	2,908,192	539
	Matrix Composites & Engineering Ltd.	167,183	531
*	Dart Energy Ltd.	1,723,585	509
	Mincor Resources NL	702,742	508
	Alesco Corp. Ltd.	349,829	507

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^,*	Gunns Ltd.	3,024,191	504
^,*	Biota Holdings Ltd.	567,712	500
*	Murchison Metals Ltd.	1,025,433	498
*	Elders Ltd.	2,000,036	497
*	Rex Minerals Ltd.	420,897	468
	OM Holdings Ltd.	869,620	437
	CSG Ltd.	602,839	425
*	Jupiter Mines Ltd.	1,721,089	382
	Redflex Holdings Ltd.	174,822	366
*	Kangaroo Resources Ltd.	2,896,535	363
*	Bandanna Energy Ltd.	500,104	354
^,*	Arafura Resources Ltd.	1,260,470	346
^,*	White Energy Co. Ltd.	730,701	315
*	Aspire Mining Ltd.	1,004,833	294
	Aditya Birla Minerals Ltd.	433,441	293
*	Kagara Ltd.	2,282,838	285
*	Metals X Ltd.	1,132,161	247
*	Deep Yellow Ltd.	1,661,126	153
	Gunns Ltd.	3,440	153
*	Moly Mines Ltd.	501,728	104
*	M2 Telecommunications Group Ltd. Rights Exp. 08/29/2012	77,662	32
*	BGP Holdings PLC	17,449,685	—
			4,115,738
Austria (0.2%)
	OMV AG	649,649	21,976
	Erste Group Bank AG	764,572	17,631
	Andritz AG	310,694	16,276
	Telekom Austria AG	1,329,523	14,588
	Voestalpine AG	437,106	14,240
	IMMOFINANZ AG	3,942,363	13,880
	Verbund AG	268,710	7,530
	Raiffeisen Bank International AG	196,091	6,525
	Vienna Insurance Group AG Wiener Versicherung Gruppe	151,868	6,184
	Wienerberger AG	480,326	5,612
	Oesterreichische Post AG	134,828	4,783
	Lenzing AG	43,612	4,505
	Schoeller-Bleckmann Oilfield Equipment AG	45,840	4,091
	Atrium European Real Estate Ltd.	801,318	3,907
	Conwert Immobilien Invest SE	280,271	3,342
*	CA Immobilien Anlagen AG	288,336	3,268
	Strabag SE	117,037	3,133
	Mayr Melnhof Karton AG	26,887	2,741
	RHI AG	86,296	2,276
	Flughafen Wien AG	41,289	1,839
	Kapsch TrafficCom AG	19,715	1,762
	EVN AG	134,749	1,753
	Semperit AG Holding	39,273	1,692
*,2	AMAG Austria Metall AG	57,049	1,462
	Zumtobel AG	104,806	1,444
	Palfinger AG	47,570	1,159
*	S IMMO AG	172,067	982
	Rosenbauer International AG	13,699	814
	Austria Technologie & Systemtechnik AG	55,434	704
	BWT AG	38,917	682
*	Intercell AG	166,441	563
			171,344
Belgium (0.7%)
^	Anheuser-Busch InBev NV	3,199,794	230,629
	Solvay SA Class A	235,585	28,698
^	Umicore SA	456,869	24,810
^	Groupe Bruxelles Lambert SA	321,516	22,314
	Delhaize Group SA	408,387	19,877
^	UCB SA	399,888	18,699
^	Belgacom SA	606,003	17,220

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^	Ageas	8,831,927	16,094
	KBC Groep NV	637,193	12,353
	Colruyt SA	300,457	12,311
	Telenet Group Holding NV	228,993	9,832
	Ackermans & van Haaren NV	92,176	7,906
	Cofinimmo	54,162	6,539
	Nyrstar (Voting Shares)	609,579	5,008
*	Elia System Operator SA/NV	109,770	4,695
^	NV Bekaert SA	157,192	4,669
	Mobistar SA	120,643	4,568
	D'ieteren SA/NV	89,610	3,956
^,*	ThromboGenics NV	125,001	3,930
	Gimv NV	70,920	3,474
	Befimmo SCA Sicafi	56,342	3,427
	Tessenderlo Chemie NV (Voting Shares)	90,698	2,875
	Barco NV	41,890	2,781
	Warehouses De Pauw SCA	44,576	2,315
	Sipef SA	24,924	2,299
	EVS Broadcast Equipment SA	44,219	2,217
	Kinepolis Group NV	18,934	1,764
	Cie d'Entreprises CFE	29,014	1,674
*	RHJ International	303,836	1,591
*	AGFA-Gevaert NV	706,284	1,546
	Melexis NV	82,620	1,456
	Arseus NV	76,389	1,293
	Cie Maritime Belge SA	51,784	1,206
^,*	Galapagos NV	78,123	1,193
*	KBC Ancora	112,063	887
^	Econocom Group	38,761	884
^	Intervest Offices & Warehouses	27,649	706
	Recticel SA	88,944	701
^,*	Euronav NV	71,888	671
	Exmar NV	84,120	651
	Wereldhave Belgium NV	6,564	630
^,*	Dexia SA	2,176,249	549
	Ion Beam Applications	71,583	469
^,*	Ablynx NV	113,279	439
	Leasinvest Real Estate SCA	4,680	426
*	Deceuninck NV	239,027	361
*	Devgen	44,839	291
	Roularta Media Group NV	11,273	238
	Hamon & CIE SA	6,533	140
			493,262
Brazil (3.1%)
	Petroleo Brasileiro SA Prior Pfd.	9,124,669	100,909
	Vale SA Prior Pfd.	4,209,500	91,096
	Petroleo Brasileiro SA ADR Type A	3,823,179	84,722
	Vale SA Class B Pfd. ADR	3,786,345	81,899
	Petroleo Brasileiro SA	6,852,389	80,202
	Itau Unibanco Holding SA ADR	4,763,768	74,744
	Cia de Bebidas das Americas Prior Pfd.	1,668,675	69,893
	Itau Unibanco Holding SA Prior Pfd.	4,345,900	68,193
	Banco Bradesco SA Prior Pfd.	4,242,888	67,667
	Vale SA	2,813,000	62,454
	Petroleo Brasileiro SA ADR	2,517,012	59,250
	Cia de Bebidas das Americas ADR	1,332,925	55,956
	Banco Bradesco SA ADR	3,394,917	54,421
	Vale SA Class B ADR	2,390,121	53,061
	Itausa - Investimentos Itau SA Prior Pfd.	10,140,492	48,198
	BM&FBovespa SA	7,771,978	43,423
*	OGX Petroleo e Gas Participacoes SA	5,170,000	36,100
	Cielo SA	1,173,230	35,243
	BRF - Brasil Foods SA	1,638,400	29,740
	Ultrapar Participacoes SA	1,300,258	29,482

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Banco do Brasil SA	2,284,621	28,346
	CCR SA	3,514,912	27,254
	Souza Cruz SA	1,524,700	23,693
	Redecard SA	1,350,310	22,499
	Telefonica Brasil SA Prior Pfd.	713,563	20,320
	Cia Energetica de Minas Gerais Prior Pfd.	1,023,796	20,168
	BR Malls Participacoes SA	1,612,054	19,925
	Gerdau SA Prior Pfd.	2,031,700	18,972
	BRF - Brasil Foods SA ADR	975,308	17,975
	Cia Energetica de Minas Gerais ADR	712,458	17,576
	Banco Santander Brasil SA ADR	2,126,059	17,157
	Bradespar SA Prior Pfd.	908,200	16,447
	Lojas Renner SA	493,098	15,669
	Natura Cosmeticos SA	691,600	15,627
	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	317,924	14,952
	Tim Participacoes SA	2,341,184	13,830
	Telefonica Brasil SA ADR	470,451	13,394
	Metalurgica Gerdau SA Prior Pfd. Class A	1,099,300	13,374
	Gerdau SA ADR	1,397,578	13,123
	Cia Siderurgica Nacional SA	1,499,100	12,733
	Cia Siderurgica Nacional SA ADR	1,419,589	12,663
*	Oi SA Prior Pfd.	2,029,121	12,189
*	JBS SA	3,080,822	12,073
	Cia Hering	485,153	12,046
	Cia Energetica de Sao Paulo Prior Pfd.	623,325	11,854
	Lojas Americanas SA Prior Pfd.	1,265,248	11,815
	CETIP SA - Mercados Organizados	754,414	11,596
	Embraer SA ADR	323,873	11,219
	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	1,824,300	10,461
	PDG Realty SA Empreendimentos e Participacoes	4,444,572	10,446
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,171,135	9,437
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	115,015	9,105
	Centrais Eletricas Brasileiras SA Prior Pfd.	753,900	8,998
	Cia de Saneamento Basico do Estado de Sao Paulo	224,700	8,846
	Tractebel Energia SA	514,400	8,838
	Klabin SA Prior Pfd.	1,810,600	8,663
	Totvs SA	443,500	8,609
	Cosan SA Industria e Comercio	493,900	8,595
	All America Latina Logistica SA	1,815,773	8,221
	CPFL Energia SA	579,100	8,093
	BR Properties SA	644,100	8,042
	Oi SA Pfd. ADR	445,533	7,988
	Embraer SA	913,500	7,845
	Raia Drogasil SA	720,581	7,704
	Localiza Rent a Car SA	440,002	7,525
	Banco Santander Brasil SA	919,400	7,462
	Hypermarcas SA	1,130,680	7,349
	MRV Engenharia e Participacoes SA	1,161,484	6,788
	Diagnosticos da America SA	944,200	6,761
	Usinas Siderurgicas de Minas Gerais SA	694,400	6,597
	EDP - Energias do Brasil SA	942,300	6,570
	Anhanguera Educacional Participacoes SA	491,645	6,505
	Centrais Eletricas Brasileiras SA	729,200	6,239
	Tim Participacoes SA ADR	207,108	6,199
	Multiplan Empreendimentos Imobiliarios SA	262,528	6,184
	Cia Paranaense de Energia ADR	246,856	6,184
	Banco do Estado do Rio Grande do Sul Prior Pfd.	711,789	6,143
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	389,300	5,955
	Duratex SA	994,981	5,846
*	HRT Participacoes em Petroleo SA	19,561	5,675
	Odontoprev SA	1,048,044	5,537
*	TAM SA Prior Pfd.	229,783	5,526
	AES Tiete SA Prior Pfd.	396,700	5,515
	EcoRodovias Infraestrutura e Logistica SA	665,331	5,511

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Cia de Saneamento de Minas Gerais-COPASA	228,822	5,360
	Marcopolo SA Prior Pfd.	981,934	5,285
*	Oi SA	749,340	5,032
	Amil Participacoes SA	513,100	5,018
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	100,773	4,654
	Porto Seguro SA	469,200	4,606
*	MMX Mineracao e Metalicos SA	988,591	4,585
	Iochpe-Maxion SA	264,315	4,576
*	Kroton Educacional SA	289,136	4,247
	Cia Paranaense de Energia Prior Pfd.	166,900	4,186
	Fibria Celulose SA	514,075	4,102
	Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	120,800	3,869
	Braskem SA Prior Pfd.	550,200	3,853
	Sul America SA	466,734	3,834
	Fibria Celulose SA ADR	476,562	3,784
	Light SA	292,100	3,773
	Mills Estruturas e Servicos de Engenharia SA	258,000	3,355
	Santos Brasil Participacoes SA	185,061	3,233
	Estacio Participacoes SA	258,329	3,224
	Marfrig Alimentos SA	576,252	3,189
	Centrais Eletricas Brasileiras SA ADR	359,534	3,063
	Rossi Residencial SA	699,876	2,930
	Aliansce Shopping Centers SA	299,588	2,827
	Arezzo Industria e Comercio SA	181,866	2,813
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	178,358	2,741
	Suzano Papel e Celulose SA Prior Pfd.	711,850	2,678
	CPFL Energia SA ADR	94,849	2,675
	Iguatemi Empresa de Shopping Centers SA	121,600	2,651
	Randon Participacoes SA Prior Pfd.	497,505	2,631
	Brookfield Incorporacoes SA	961,415	2,537
	Even Construtora e Incorporadora SA	637,500	2,381
	Helbor Empreendimentos SA	453,921	2,205
	Banco Panamericano SA Prior Pfd.	658,414	2,145
*	LLX Logistica SA	1,279,033	2,134
	Fleury SA	163,418	2,120
	Brasil Insurance Participacoes e Administracao SA	196,430	2,114
	Gafisa SA	1,137,910	2,095
	Sao Martinho SA	173,850	2,085
	SLC Agricola SA	207,464	2,049
	Restoque Comercio e Confeccoes de Roupas SA	105,622	2,025
	Tecnisa SA	426,249	1,916
	LPS Brasil Consultoria de Imoveis SA	109,500	1,890
	Ez Tec Empreendimentos e Participacoes SA	169,179	1,868
	Contax Participacoes SA Prior Pfd.	141,369	1,839
	Centrais Eletricas Brasileiras SA ADR	152,258	1,820
	Grendene SA	351,323	1,810
*	TAM SA ADR	70,710	1,729
	Equatorial Energia SA	233,236	1,716
	Cia Energetica do Ceara Prior Pfd.	96,147	1,716
	Sonae Sierra Brasil SA	106,146	1,715
	Brasil Brokers Participacoes SA	487,600	1,668
	Eternit SA	302,120	1,585
*	Centrais Eletricas de Santa Catarina SA Prior Pfd.	69,650	1,565
*	Magazine Luiza SA	256,885	1,530
	Tegma Gestao Logistica	90,100	1,373
*	Abril Educacao SA	92,760	1,362
	T4F Entretenimento SA	147,364	1,347
	Gol Linhas Aereas Inteligentes SA Prior Pfd.	252,600	1,342
	JSL SA	265,068	1,328
	Cremer SA	132,530	1,286
*	B2W Cia Global Do Varejo	286,343	1,229
	Technos SA	125,111	1,218
	Banco ABC Brasil SA Prior Pfd.	190,900	1,197
	Banco Daycoval SA Prior Pfd.	221,345	1,085

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Brazil Pharma SA	180,000	1,039
	Gafisa SA ADR	271,500	999
	Autometal SA	124,000	995
	JHSF Participacoes SA	314,465	987
	Saraiva SA Livreiros Editores Prior Pfd.	78,543	947
	Cia Ferro Ligas da Bahia - Ferbasa Prior Pfd.	160,143	947
	TPI - Triunfo Participacoes e Investimentos SA	193,449	919
*	Tempo Participacoes SA	361,551	916
	Eucatex SA Industria e Comercio Prior Pfd.	205,792	891
*	Vanguarda Agro SA	3,880,600	814
*	Log-in Logistica Intermodal SA	192,228	786
	Banco Industrial e Comercial SA Prior Pfd.	246,000	764
	Minerva SA	167,840	761
*	Viver Incorporadora e Construtora SA	574,773	727
	Gol Linhas Aereas Inteligentes SA ADR	127,600	676
	Banco Pine SA Prior Pfd.	93,633	652
	Jereissati Participacoes SA Prior Pfd.	559,167	637
	Rodobens Negocios Imobiliarios SA	101,545	592
*	Oi SA ADR	87,138	581
	Braskem SA ADR	39,000	573
*	Fertilizantes Heringer SA	77,564	572
*	General Shopping Brasil SA	93,862	569
	Camargo Correa Desenvolvimento Imobiliario SA	210,085	538
*	Refinaria de Petroleos de Manguinhos SA	787,481	496
	Parana Banco SA Prior Pfd.	70,700	482
	Industrias Romi SA	147,794	454
	Forjas Taurus SA Prior Pfd.	358,895	397
*	IdeiasNet SA	283,957	372
*	Kepler Weber SA	2,890,300	364
	Positivo Informatica SA	101,700	360
*	Unipar Participacoes SA Prior Pfd.	2,299,400	350
	Cia Providencia Industria e Comercio SA	94,684	333
*	Inepar SA Industria e Construcoes Prior Pfd.	178,200	216
	Profarma Distribuidora de Produtos Farmaceuticos SA	41,300	207
	Plascar Participacoes Industriais SA	206,986	167
*	Lupatech SA	59,300	158
	Trisul SA	90,383	130
*	Companhia de Bebidas das Americas Pfd. Rights Exp. 05/28/2012	4,050	34
*	Itausa - Investimentos Itau SA Rights Exp. 05/31/2012	111,276	29
*	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd. Rights Exp. 05/31/2012	727	1
			2,143,334
Canada (8.5%)
	Royal Bank of Canada	5,741,300	331,802
	Toronto-Dominion Bank	3,602,250	304,451
	Bank of Nova Scotia	4,348,841	241,248
	Suncor Energy Inc.	6,283,990	207,569
	Barrick Gold Corp.	3,992,080	161,486
	Canadian Natural Resources Ltd.	4,370,996	151,858
	Canadian National Railway Co.	1,775,853	151,546
	Potash Corp. of Saskatchewan Inc.	3,419,454	145,383
^	Bank of Montreal NV	2,339,800	138,964
	Enbridge Inc.	2,956,404	123,871
	Goldcorp Inc.	3,233,700	123,835
	TransCanada Corp.	2,808,438	123,556
	Canadian Imperial Bank of Commerce	1,599,795	120,699
	Cenovus Energy Inc.	3,010,374	109,249
	Manulife Financial Corp.	7,150,669	97,794
	Teck Resources Ltd. Class B	2,319,157	86,536
	Brookfield Asset Management Inc. Class A	2,235,225	73,765
*	Valeant Pharmaceuticals International Inc.	1,128,909	62,797
	Encana Corp.	2,941,410	61,606
	Rogers Communications Inc. Class B	1,601,700	59,781
	Sun Life Financial Inc.	2,330,168	57,131
	Agrium Inc.	628,660	55,379

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Imperial Oil Ltd.	1,183,500	55,099
	Talisman Energy Inc.	4,114,590	53,814
	Canadian Pacific Railway Ltd.	676,777	52,376
	National Bank of Canada	640,400	49,982
^	Crescent Point Energy Corp.	1,142,037	49,897
	Thomson Reuters Corp.	1,485,167	44,381
	Yamana Gold Inc.	2,972,050	43,595
	Silver Wheaton Corp.	1,409,542	43,035
	Canadian Oil Sands Ltd.	1,932,790	42,712
	BCE Inc.	1,027,821	41,639
	Nexen Inc.	2,111,380	40,802
	Kinross Gold Corp.	4,546,700	40,733
	First Quantum Minerals Ltd.	1,904,400	39,559
	Power Corp. of Canada	1,393,800	38,589
	Eldorado Gold Corp.	2,691,365	38,143
	Magna International Inc.	852,712	37,368
	Shoppers Drug Mart Corp.	858,500	36,987
	Tim Hortons Inc.	631,167	36,432
^	TELUS Corp. Class A	599,039	35,153
	Husky Energy Inc.	1,335,619	34,842
	Cameco Corp.	1,570,472	34,753
^	Pembina Pipeline Corp.	1,141,771	34,536
	Intact Financial Corp.	515,900	33,309
	Fairfax Financial Holdings Ltd.	79,100	32,429
	Penn West Petroleum Ltd.	1,884,850	32,303
	Shaw Communications Inc. Class B	1,500,600	30,928
	Power Financial Corp.	986,200	29,551
	Pacific Rubiales Energy Corp.	1,029,020	29,521
	Great-West Lifeco Inc.	1,139,000	28,825
	Agnico-Eagle Mines Ltd.	679,899	27,159
*	Research In Motion Ltd.	1,877,018	26,848
	Saputo Inc.	558,600	26,108
	Fortis Inc.	744,400	25,817
	Baytex Energy Corp.	466,357	24,648
	Canadian Utilities Ltd. Class A	347,900	24,508
	Bombardier Inc. Class B	5,736,600	24,274
	Viterra Inc.	1,489,500	23,989
	ARC Resources Ltd.	1,147,400	23,625
	Franco-Nevada Corp.	518,700	23,266
	SNC-Lavalin Group Inc.	599,710	22,547
*	SXC Health Solutions Corp.	246,854	22,385
	Metro Inc.	399,600	22,046
*	MEG Energy Corp.	502,000	21,857
	Canadian Tire Corp. Ltd. Class A	312,240	21,838
	IGM Financial Inc.	464,600	21,799
	Alimentation Couche Tard Inc. Class B	477,040	20,693
*	CGI Group Inc. Class A	911,693	20,461
	Finning International Inc.	683,500	19,097
	IAMGOLD Corp.	1,505,562	18,670
	Brookfield Office Properties Inc.	998,900	18,090
	Vermilion Energy Inc.	360,950	17,502
*	New Gold Inc.	1,706,000	15,543
	Loblaw Cos. Ltd.	452,300	15,270
	CI Financial Corp.	626,450	14,998
	Onex Corp.	370,500	14,713
^	RioCan REIT	524,600	14,413
*	Osisko Mining Corp.	1,396,200	14,374
	Enerplus Corp.	768,795	14,226
	TransAlta Corp.	851,600	14,121
*	Athabasca Oil Sands Corp.	1,195,500	14,038
^,*	Ivanhoe Mines Ltd.	1,174,878	13,713
	TMX Group Inc.	299,000	13,651
	TELUS Corp.	220,000	13,209
	Gildan Activewear Inc.	456,506	13,147

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Methanex Corp.	373,015	13,133
	George Weston Ltd.	204,234	13,052
	Dollarama Inc.	233,500	12,996
	Pengrowth Energy Corp.	1,445,500	12,994
*	Open Text Corp.	230,614	12,928
	Bank of Montreal	211,176	12,538
	Keyera Corp.	305,317	12,483
*	Tourmaline Oil Corp.	498,195	12,008
	Pan American Silver Corp.	617,484	12,008
	Industrial Alliance Insurance & Financial Services Inc.	362,156	11,548
	Inmet Mining Corp.	208,280	11,457
	AltaGas Ltd.	353,800	11,450
	Atco Ltd.	152,000	11,248
	CAE Inc.	1,023,372	11,188
*	Detour Gold Corp.	446,200	11,012
	Astral Media Inc. Class A	212,310	10,492
	Bonavista Energy Corp.	576,400	10,398
*	AuRico Gold Inc.	1,125,733	10,347
*	Lundin Mining Corp.	2,105,600	10,231
	Veresen Inc.	657,346	10,041
	Progressive Waste Solutions Ltd.	434,350	9,423
	Gibson Energy Inc.	398,198	9,126
	Groupe Aeroplan Inc.	693,700	8,918
*	Precision Drilling Corp.	950,520	8,756
	Canadian Western Bank	298,350	8,665
	Trican Well Service Ltd.	591,300	8,554
	Peyto Exploration & Development Corp.	500,965	8,545
	Centerra Gold Inc.	659,400	8,537
	Alamos Gold Inc.	465,800	8,525
	Progress Energy Resources Corp.	742,300	8,168
^	Ritchie Bros Auctioneers Inc.	376,989	7,976
^	H&R REIT	321,900	7,951
	Niko Resources Ltd.	188,030	7,922
	Bell Aliant Inc.	296,308	7,847
	Corus Entertainment Inc. Class B	317,400	7,827
	ShawCor Ltd. Class A	230,900	7,468
	Ensign Energy Services Inc.	515,200	7,448
*	Alacer Gold Corp.	901,810	7,303
	Just Energy Group Inc.	549,000	7,219
	Cineplex Inc.	234,621	7,144
	HudBay Minerals Inc.	677,100	7,128
*	Celestica Inc.	784,100	7,025
*	Tahoe Resources Inc.	366,750	6,902
	Toromont Industries Ltd.	302,920	6,789
	Quebecor Inc. Class B	172,700	6,788
	Mullen Group Ltd.	311,600	6,750
	Empire Co. Ltd. Class A	114,400	6,733
	Sherritt International Corp.	1,164,500	6,660
*	First Majestic Silver Corp.	422,100	6,640
	Capital Power Corp.	273,800	6,491
	Home Capital Group Inc. Class B	133,300	6,485
	Russel Metals Inc.	235,200	6,455
^	Dundee REIT	167,000	6,235
^	Atlantic Power Corp.	432,965	6,180
	Trilogy Energy Corp.	219,820	6,079
	Petrominerales Ltd.	410,657	6,007
	Stantec Inc.	183,000	5,978
	West Fraser Timber Co. Ltd.	134,800	5,926
	Jean Coutu Group PJC Inc. Class A	409,800	5,870
*	Petrobank Energy & Resources Ltd.	406,400	5,825
	MacDonald Dettwiler & Associates Ltd.	126,862	5,761
^	Calloway REIT	204,600	5,692
	TransForce Inc.	309,780	5,604
	RONA Inc.	520,200	5,582

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	SEMAFO Inc.	1,090,200	5,540
^,*	Uranium One Inc.	1,890,700	5,493
	Boardwalk REIT	92,000	5,477
^	NovaGold Resources Inc.	754,500	5,438
^	Canadian REIT	137,000	5,366
*	Celtic Exploration Ltd.	364,200	5,338
	Northland Power Inc.	294,499	5,262
	Maple Leaf Foods Inc.	399,050	5,215
*	BlackPearl Resources Inc.	1,149,000	5,164
*	B2Gold Corp.	1,364,000	5,150
	First Capital Realty Inc.	274,400	5,106
^,*	Westport Innovations Inc.	162,288	5,093
*	Paramount Resources Ltd. Class A	186,000	5,022
*	Flint Energy Services Ltd.	196,500	4,955
	Dundee Corp. Class A	199,681	4,946
^	PetroBakken Energy Ltd. Class A	338,900	4,906
	Major Drilling Group International	320,800	4,816
	Silvercorp Metals Inc.	674,100	4,647
	NAL Energy Corp.	603,000	4,627
	Laurentian Bank of Canada	102,900	4,586
*	Silver Standard Resources Inc.	317,456	4,586
	AGF Management Ltd. Class B	330,500	4,567
*	Legacy Oil & Gas Inc.	521,200	4,548
^	Cominar REIT	184,600	4,504
	Davis & Henderson Corp.	231,950	4,447
*	Canfor Corp.	402,300	4,406
	North West Co. Inc.	188,180	4,237
^,*	Pretium Resources Inc.	244,195	4,126
*	Neo Material Technologies Inc.	363,100	4,003
	CCL Industries Inc. Class B	103,500	3,967
	Canadian Apartment Properties REIT	166,200	3,908
	CML HealthCare Inc.	359,577	3,891
	Linamar Corp.	194,700	3,849
	Enerflex Ltd.	311,358	3,848
*	TransGlobe Energy Corp.	277,696	3,812
*	Thompson Creek Metals Co. Inc.	630,900	3,762
*	Harry Winston Diamond Corp.	261,092	3,727
	Primaris Retail REIT	158,400	3,715
^	Parkland Fuel Corp.	254,200	3,597
	Calfrac Well Services Ltd.	128,300	3,520
*	Rubicon Minerals Corp.	1,149,574	3,503
	Freehold Royalties Ltd.	181,400	3,471
*	Aurizon Mines Ltd.	641,204	3,466
*	Bankers Petroleum Ltd.	986,700	3,416
	Algonquin Power & Utilities Corp.	530,600	3,411
*	ATS Automation Tooling Systems Inc.	349,300	3,327
	Pason Systems Inc.	254,600	3,317
	Dorel Industries Inc. Class B	109,600	3,316
*	Capstone Mining Corp.	1,104,900	3,300
	Cogeco Cable Inc.	66,490	3,298
*	Kirkland Lake Gold Inc.	251,261	3,281
	Artis REIT	191,600	3,266
	Innergex Renewable Energy Inc.	311,396	3,259
	Wajax Corp.	64,514	3,258
	Superior Plus Corp.	431,180	3,243
	Genworth MI Canada Inc.	155,000	3,221
	Trinidad Drilling Ltd.	488,900	3,167
*	Dundee Precious Metals Inc.	405,700	3,158
*	Endeavour Silver Corp.	337,847	3,140
	Bonterra Energy Corp.	62,000	3,116
	Transcontinental Inc. Class A	264,360	3,094
*	Banro Corp.	719,894	3,061
	Aecon Group Inc.	226,300	3,061
	Manitoba Telecom Services Inc.	87,500	3,038

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	FirstService Corp.	110,146	3,011
*	Crew Energy Inc.	421,500	2,987
	Nevsun Resources Ltd.	807,833	2,977
	Genivar Inc.	108,615	2,923
*	China Gold International Resources Corp. Ltd.	642,500	2,920
	Wi-Lan Inc.	508,030	2,916
^,*	Whitecap Resources Inc.	313,774	2,827
	Canaccord Financial Inc.	355,547	2,807
	Enbridge Income Fund Holdings Inc.	122,656	2,771
*	Argonaut Gold Inc.	337,706	2,759
	Allied Properties REIT	98,800	2,742
*	Martinrea International Inc.	290,800	2,735
	Reitmans Canada Ltd. Class A	177,630	2,733
*	Imperial Metals Corp.	173,200	2,683
*	Premier Gold Mines Ltd.	553,564	2,679
^,*	Birchcliff Energy Ltd.	390,700	2,678
*	Taseko Mines Ltd.	771,200	2,670
	Torstar Corp. Class B	252,100	2,618
*	Torex Gold Resources Inc.	1,460,200	2,542
	Savanna Energy Services Corp.	326,400	2,524
	Newalta Corp.	173,100	2,476
*	Romarco Minerals Inc.	2,419,172	2,473
*	Denison Mines Corp.	1,348,702	2,471
*	OceanaGold Corp.	1,067,800	2,465
*	Cott Corp.	377,700	2,458
	Bird Construction Inc.	164,000	2,435
*	Gabriel Resources Ltd.	912,100	2,410
*	Uranium Participation Corp.	427,700	2,386
	Killam Properties Inc.	173,600	2,365
*	SouthGobi Resources Ltd.	339,719	2,352
	Canadian Energy Services & Technology Corp.	196,830	2,315
*	Secure Energy Services Inc.	290,935	2,280
	Morneau Shepell Inc.	189,300	2,267
	EnerCare Inc.	233,500	2,260
*	Seabridge Gold Inc.	131,908	2,234
*	Advantage Oil & Gas Ltd.	699,897	2,196
	Valener Inc.	142,969	2,177
*	Continental Gold Ltd.	286,561	2,138
*	Southern Pacific Resource Corp.	1,344,860	2,137
*	Great Canadian Gaming Corp.	256,900	2,132
	Morguard REIT	120,200	2,055
	Canyon Services Group Inc.	175,281	1,971
*	Fortuna Silver Mines Inc.	467,976	1,966
	AG Growth International Inc.	47,500	1,960
*	Paladin Labs Inc.	46,400	1,891
^,*	North American Palladium Ltd.	625,499	1,887
*	Colossus Minerals Inc.	402,300	1,886
	Northern Property REIT	56,600	1,881
^,*	Tanzanian Royalty Exploration Corp.	401,165	1,779
*	MAG Silver Corp.	177,899	1,774
*	San Gold Corp.	1,234,689	1,762
*	Bellatrix Exploration Ltd.	412,923	1,751
	Liquor Stores N.A. Ltd.	95,920	1,726
	Total Energy Services Inc.	115,663	1,722
	Student Transportation Inc.	252,438	1,720
*	Avion Gold Corp.	1,694,136	1,715
	Canfor Pulp Products Inc.	134,366	1,665
*	Copper Mountain Mining Corp.	381,384	1,656
^,*	Golden Star Resources Ltd.	1,062,623	1,635
*	Sabina Gold & Silver Corp.	540,200	1,504
*	Connacher Oil and Gas Ltd.	1,696,500	1,477
^,*	Great Basin Gold Ltd.	2,086,800	1,458
*	Sprott Resource Corp.	348,600	1,454
*	Angle Energy Inc.	279,600	1,415

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^,*	Lake Shore Gold Corp.	1,433,800	1,393
	GMP Capital Inc.	222,400	1,385
^,*	Alexco Resource Corp.	216,733	1,378
*	Eastern Platinum Ltd.	3,537,000	1,361
	Zargon Oil & Gas Ltd.	103,300	1,354
*	Extorre Gold Mines Ltd.	301,860	1,283
*	Fortress Paper Ltd. Class A	49,616	1,257
*	Northern Dynasty Minerals Ltd.	225,202	1,254
	Churchill Corp. Class A	83,400	1,200
	Capstone Infrastructure Corp.	316,400	1,191
*	Atrium Innovations Inc.	103,500	1,178
^,*	Gasfrac Energy Services Inc.	239,831	1,177
*	NGEx Resources Inc.	489,298	1,164
*	Endeavour Mining Corp.	552,542	1,135
*	High River Gold Mines Ltd.	956,700	1,123
^	Extendicare REIT	136,668	1,121
*	C&C Energia Ltd.	146,600	1,092
*	NuVista Energy Ltd.	342,300	1,088
	Cascades Inc.	242,425	1,041
*	Sandvine Corp.	573,900	1,040
*	Chinook Energy Inc.	757,581	1,020
*	Norbord Inc.	85,900	990
^,*	International Tower Hill Mines Ltd.	258,950	983
^,*	Mercator Minerals Ltd.	798,900	962
^,*	Ivanhoe Energy Inc.	1,063,800	958
^,*	Avalon Rare Metals Inc.	379,371	956
^	InnVest REIT	185,400	955
*	Pace Oil & Gas Ltd.	197,200	938
	Sprott Inc.	201,500	916
^,*	Jaguar Mining Inc.	327,600	912
	Aastra Technologies Ltd.	48,300	900
*	Guide Exploration Ltd. Class A	440,060	887
*	Keegan Resources Inc.	272,593	883
*	Sierra Wireless Inc.	128,113	872
*	Augusta Resource Corp.	337,745	865
*	Queenston Mining Inc.	221,300	865
^,*	Cline Mining Corp.	738,631	845
*	Labrador Iron Mines Holdings Ltd.	178,846	840
	Gluskin Sheff & Associates Inc.	54,100	838
	Alliance Grain Traders Inc.	61,600	834
*	Guyana Goldfields Inc.	298,500	828
*	Exeter Resource Corp.	335,315	801
*	EXFO Inc.	111,052	784
	Sprott Resource Lending Corp.	476,842	734
*	Eco Oro Minerals Corp.	299,000	696
^,*	Questerre Energy Corp. Class A	757,500	667
^,*	Alterra Power Corp.	1,370,800	652
^,*	Pinetree Capital Ltd.	468,000	611
	Longview Oil Corp.	64,818	607
*	Boralex Inc. Class A	72,400	594
*	5N Plus Inc.	185,800	583
*	Yukon-Nevada Gold Corp.	2,208,000	581
^,*	Cequence Energy Ltd.	359,598	568
*	Fairborne Energy Ltd.	304,700	564
*	BNK Petroleum Inc.	451,313	562
*	Theratechnologies Inc.	258,400	521
^,*	Migao Corp.	146,600	419
*	Aura Minerals Inc.	485,358	369
*	Open Range Energy Corp.	237,290	288
*	Hanfeng Evergreen Inc.	109,100	277
	Perpetual Energy Inc.	383,300	276
^,*	Corridor Resources Inc.	323,300	252
*	Cardiome Pharma Corp.	208,878	116

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^,*	Sino-Forest Corp.	811,800	—
			5,822,479
Chile (0.4%)
	Empresas COPEC SA	1,811,097	29,401
	Cencosud SA	3,603,647	22,955
	Empresas CMPC SA	4,414,862	18,147
	Empresa Nacional de Electricidad SA	9,002,188	16,403
	Enersis SA	37,716,511	15,409
	Lan Airlines SA	544,100	15,333
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	256,735	15,030
	SACI Falabella	1,442,035	14,150
	Banco Santander Chile	171,512,491	13,559
	CAP SA	295,745	12,407
	Banco de Chile	69,127,852	10,755
	Banco de Credito e Inversiones	126,252	9,083
	ENTEL Chile SA	417,857	8,295
	Colbun SA	27,749,944	7,894
	Sociedad Quimica y Minera de Chile SA ADR	127,846	7,452
	Empresa Nacional de Electricidad SA ADR	136,005	7,429
	Banco Santander Chile ADR	88,440	7,235
	Cia Cervecerias Unidas SA	434,840	6,257
	AES Gener SA	9,558,266	6,049
	Enersis SA ADR	290,995	5,898
	E.CL SA	2,080,940	5,566
	Corpbanca	396,403,158	5,406
	Vina Concha y Toro SA	2,078,440	4,413
	Sonda SA	1,259,213	3,751
	Administradora de Fondos de Pensiones Provida SA	649,724	3,469
	Parque Arauco SA	1,700,313	3,303
*	Sociedad Matriz SAAM SA	23,401,428	2,798
	Inversiones Aguas Metropolitanas SA	1,564,897	2,758
*	Cia Sud Americana de Vapores SA	21,281,074	2,500
	Besalco SA	1,008,236	1,974
	Forus SA	292,054	1,355
	Salfacorp SA	494,801	1,265
*	AquaChile SA	1,442,726	1,169
	Cruz Blanca Salud SA	1,061,377	1,162
	Masisa SA	8,671,167	971
	Empresas La Polar SA	1,148,289	970
	Norte Grande SA	75,879,220	946
	Empresas Iansa SA	10,867,632	885
*	Enjoy SA	3,413,774	788
	Socovesa SA	1,461,070	735
*	Madeco SA	13,491,386	638
	Multiexport Foods SA	2,242,559	606
	Empresas Hites SA	550,333	437
*	Cia Pesquera Camanchaca SA	4,426,768	347
*	PAZ Corp. SA	343,260	184
			297,537
China (4.2%)
	China Mobile Ltd.	23,998,500	265,508
	China Construction Bank Corp.	239,552,340	185,903
	Industrial & Commercial Bank of China	242,149,760	160,893
	CNOOC Ltd.	71,214,000	150,486
	Tencent Holdings Ltd.	4,027,849	126,006
	PetroChina Co. Ltd.	84,092,000	125,440
	Bank of China Ltd.	266,629,306	111,030
	China Life Insurance Co. Ltd.	29,689,000	79,048
	China Petroleum & Chemical Corp.	66,996,000	71,157
	China Shenhua Energy Co. Ltd.	13,572,000	59,935
	Ping An Insurance Group Co.	6,859,700	56,978
	China Unicom Hong Kong Ltd.	23,541,694	41,174
	Belle International Holdings Ltd.	18,521,000	36,139
	China Overseas Land & Investment Ltd.	16,307,680	35,241

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Agricultural Bank of China Ltd.	73,623,870	34,820
	China Merchants Bank Co. Ltd.	15,508,552	33,486
	Hengan International Group Co. Ltd.	2,926,500	30,923
	China Telecom Corp. Ltd.	55,166,000	29,566
	Want Want China Holdings Ltd.	23,793,500	29,043
	Lenovo Group Ltd.	24,766,000	23,684
	China Pacific Insurance Group Co. Ltd.	6,953,738	22,519
	Bank of Communications Co. Ltd.	29,123,150	22,411
	China Minsheng Banking Corp. Ltd.	20,658,432	21,377
	Dongfeng Motor Group Co. Ltd.	10,776,000	21,076
	Tingyi Cayman Islands Holding Corp.	7,842,000	20,836
	China Citic Bank Corp. Ltd.	29,680,446	18,806
	China Coal Energy Co. Ltd.	16,321,000	18,647
	China Communications Construction Co. Ltd.	17,753,000	17,689
	China Resources Enterprise Ltd.	4,782,000	17,309
^	Anhui Conch Cement Co. Ltd.	4,963,500	16,511
	Yanzhou Coal Mining Co. Ltd.	7,850,000	16,441
	Kunlun Energy Co. Ltd.	9,358,300	16,423
	China Resources Land Ltd.	8,088,000	15,477
	China National Building Material Co. Ltd.	11,396,000	15,273
	China Mengniu Dairy Co. Ltd.	4,960,000	15,270
	China Merchants Holdings International Co. Ltd.	4,414,000	14,213
	Inner Mongolia Yitai Coal Co. Class B	2,398,463	13,673
	Jiangxi Copper Co. Ltd.	5,510,000	13,251
	PICC Property & Casualty Co. Ltd.	10,524,400	13,091
	China Resources Power Holdings Co. Ltd.	6,593,600	11,984
^	Evergrande Real Estate Group Ltd.	20,701,883	11,885
	Beijing Enterprises Holdings Ltd.	2,029,000	11,323
	ENN Energy Holdings Ltd.	2,938,000	10,265
^,*	Sun Art Retail Group Ltd.	7,599,500	10,062
	China Oilfield Services Ltd.	6,076,000	9,788
	Guangzhou Automobile Group Co. Ltd.	8,767,883	9,681
*	Brilliance China Automotive Holdings Ltd.	8,888,000	9,588
	COSCO Pacific Ltd.	6,492,000	9,385
^	Great Wall Motor Co. Ltd.	4,104,000	8,808
*	Alibaba.com Ltd.	5,025,500	8,616
	Citic Pacific Ltd.	5,158,000	8,465
^	Shimao Property Holdings Ltd.	6,227,000	8,180
^	Sinopharm Group Co. Ltd.	3,138,000	8,177
^	Longfor Properties Co. Ltd.	5,073,000	8,014
	Zijin Mining Group Co. Ltd.	24,257,000	7,861
^	Weichai Power Co. Ltd.	1,627,800	7,620
^	Aluminum Corp. of China Ltd.	15,798,000	7,604
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	5,089,822	7,551
	Huaneng Power International Inc.	12,756,000	7,551
	Shandong Weigao Group Medical Polymer Co. Ltd.	6,496,000	7,449
^	GOME Electrical Appliances Holding Ltd.	40,559,980	7,319
	Agile Property Holdings Ltd.	5,570,000	7,247
	Shanghai Industrial Holdings Ltd.	2,158,000	7,186
	Guangdong Investment Ltd.	9,792,000	7,185
^	Tsingtao Brewery Co. Ltd.	1,184,000	7,155
^	Golden Eagle Retail Group Ltd.	2,711,000	7,076
^	Country Garden Holdings Co. Ltd.	16,398,000	7,072
^	GCL-Poly Energy Holdings Ltd.	27,508,000	7,055
	China Vanke Co. Ltd. Class B	5,191,051	6,918
^	China Yurun Food Group Ltd.	5,437,413	6,905
	Kingboard Chemical Holdings Ltd.	2,351,000	6,568
	Soho China Ltd.	8,364,000	6,484
	China Longyuan Power Group Corp.	8,153,000	6,388
*	China Taiping Insurance Holdings Co. Ltd.	3,053,200	6,359
	China Railway Group Ltd.	16,102,000	6,347
	Parkson Retail Group Ltd.	5,655,500	6,280
	China Railway Construction Corp. Ltd.	7,895,800	6,263
	Sino-Ocean Land Holdings Ltd.	13,387,000	6,209

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	China Resources Cement Holdings Ltd.	7,829,845	6,183
^	CSR Corp. Ltd.	7,567,000	6,073
	Air China Ltd.	8,304,000	5,998
	China Gas Holdings Ltd.	12,086,000	5,986
^	China COSCO Holdings Co. Ltd.	10,323,500	5,939
^	ZTE Corp.	2,367,582	5,716
	China Resources Gas Group Ltd.	2,941,000	5,698
	Shanghai Electric Group Co. Ltd.	11,092,000	5,553
^,*	Byd Co. Ltd.	2,087,000	5,453
^	Geely Automobile Holdings Ltd.	14,715,000	5,443
	China Everbright Ltd.	3,442,000	5,433
	Digital China Holdings Ltd.	2,872,000	5,425
	China Shanshui Cement Group Ltd.	6,715,000	5,411
	Nine Dragons Paper Holdings Ltd.	6,567,669	5,384
	China State Construction International Holdings Ltd.	5,690,000	5,224
^	Guangzhou R&F Properties Co. Ltd.	3,910,400	5,194
	Zhuzhou CSR Times Electric Co. Ltd.	1,833,000	5,167
	China BlueChemical Ltd.	7,178,000	5,116
	Intime Department Store Group Co. Ltd.	4,057,000	5,101
*	Far East Horizon Ltd.	6,618,598	5,081
	Daphne International Holdings Ltd.	3,546,000	5,041
	Beijing Capital International Airport Co. Ltd.	7,690,000	5,010
	Wumart Stores Inc.	2,137,000	4,918
	Jiangsu Expressway Co. Ltd.	4,968,000	4,883
	China Communications Services Corp. Ltd.	9,493,600	4,870
	Zhaojin Mining Industry Co. Ltd.	3,429,500	4,773
	China Agri-Industries Holdings Ltd.	6,456,000	4,721
	Yuexiu Property Co. Ltd.	20,746,000	4,625
^,*	China Shipping Container Lines Co. Ltd.	14,212,000	4,604
^	Zhongsheng Group Holdings Ltd.	2,228,500	4,402
	Shui On Land Ltd.	10,359,199	4,325
	Yingde Gases	3,652,000	4,242
	Datang International Power Generation Co. Ltd.	11,900,000	4,218
^	Poly Hong Kong Investments Ltd.	8,030,000	4,168
^,*	Chongqing Rural Commercial Bank	9,058,000	4,163
^	Shougang Fushan Resources Group Ltd.	11,684,000	4,072
	Zhejiang Expressway Co. Ltd.	5,578,000	3,998
	Franshion Properties China Ltd.	14,276,000	3,922
	BBMG Corp.	4,489,500	3,850
*	Semiconductor Manufacturing International Corp.	77,122,000	3,820
	Fosun International Ltd.	6,280,500	3,725
	AviChina Industry & Technology Co. Ltd.	8,052,000	3,701
	China International Marine Containers Group Co. Ltd. Class B	2,497,753	3,668
^	Dongfang Electric Corp. Ltd.	1,322,600	3,585
	Dah Chong Hong Holdings Ltd.	3,351,000	3,554
^	Hengdeli Holdings Ltd.	8,824,000	3,516
^	China Everbright International Ltd.	7,404,000	3,494
	China Shipping Development Co. Ltd.	5,308,000	3,430
*	Haier Electronics Group Co. Ltd.	3,268,000	3,401
^,*	China ZhengTong Auto Services Holdings Ltd.	3,455,500	3,392
^,*	United Energy Group Ltd.	15,552,000	3,378
^	Anta Sports Products Ltd.	3,393,000	3,348
*	China Southern Airlines Co. Ltd.	7,018,000	3,145
*	Minmetals Resources Ltd.	6,184,000	3,143
	Sinopec Shanghai Petrochemical Co. Ltd.	8,976,000	3,116
^	Angang Steel Co. Ltd.	4,524,000	3,075
^	Skyworth Digital Holdings Ltd.	7,529,000	3,065
^	New World China Land Ltd.	9,954,000	3,056
	Minth Group Ltd.	2,404,000	3,036
	Vinda International Holdings Ltd.	1,685,000	2,990
*	Shanghai Pharmaceuticals Holding Co. Ltd.	1,987,400	2,982
	Lee & Man Paper Manufacturing Ltd.	6,388,000	2,980
	Sino Biopharmaceutical	11,004,000	2,972
	KWG Property Holding Ltd.	4,516,500	2,958

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Shenzhou International Group Holdings Ltd.	1,566,000	2,939
	Sany Heavy Equipment International Holdings Co. Ltd.	3,774,000	2,901
^	Dongyue Group	3,659,000	2,724
	Bosideng International Holdings Ltd.	9,436,000	2,711
^	China Zhongwang Holdings Ltd.	6,596,800	2,706
	Harbin Electric Co. Ltd.	2,584,000	2,683
^	Lonking Holdings Ltd.	7,399,000	2,672
^	Sihuan Pharmaceutical Holdings Group Ltd.	7,006,000	2,651
^	Huabao International Holdings Ltd.	7,331,000	2,640
^	Li Ning Co. Ltd.	2,865,000	2,629
^	Haitian International Holdings Ltd.	2,196,000	2,527
^	Metallurgical Corp. of China Ltd.	11,109,000	2,466
	Shenzhen International Holdings Ltd.	35,737,500	2,432
^	REXLot Holdings Ltd.	26,950,000	2,425
^,*	Beijing Enterprises Water Group Ltd.	10,624,000	2,411
^	Renhe Commercial Holdings Co. Ltd.	41,181,635	2,372
^	China Metal Recycling Holdings Ltd.	2,033,400	2,320
^	Ajisen China Holdings Ltd.	2,075,000	2,309
	CSG Holding Co. Ltd. Class B	2,941,500	2,265
	China Travel International Inv HK	11,136,000	2,231
^	West China Cement Ltd.	9,084,000	2,180
^	China High Speed Transmission Equipment Group Co. Ltd.	4,529,000	2,175
	Travelsky Technology Ltd.	3,862,000	2,133
	Kingboard Laminates Holdings Ltd.	4,384,000	2,039
	Ports Design Ltd.	1,378,500	2,025
	China Shineway Pharmaceutical Group Ltd.	1,293,000	2,012
^,*	Hunan Nonferrous Metal Corp. Ltd.	6,632,000	1,933
	Shenzhen Investment Ltd.	8,302,000	1,926
^	Greentown China Holdings Ltd.	2,756,000	1,912
^,*	China Modern Dairy Holdings Ltd.	6,688,000	1,890
^	Biostime International Holdings Ltd.	646,000	1,853
^,*	China Molybdenum Co. Ltd.	4,783,000	1,848
^	China Lumena New Materials Corp.	10,026,000	1,816
^	China Rongsheng Heavy Industries Group Holdings Ltd.	7,305,304	1,813
	NVC Lighting Holdings Ltd.	5,000,000	1,811
	Sinofert Holdings Ltd.	8,310,000	1,805
*	Citic Resources Holdings Ltd.	10,912,600	1,790
^	Sinopec Kantons Holdings Ltd.	2,526,000	1,786
^	Towngas China Co. Ltd.	2,499,000	1,769
^	Comba Telecom Systems Holdings Ltd.	3,197,699	1,763
	Jiangsu Future Land Co. Ltd. Class B	2,796,300	1,722
	Asian Citrus Holdings Ltd.	2,788,000	1,658
^,*	Kaisa Group Holdings Ltd.	7,740,000	1,625
^,*	Winsway Coking Coal Holding Ltd.	6,669,000	1,544
^	China Power International Development Ltd.	6,821,000	1,540
	Yuexiu REIT	2,993,000	1,539
^	Xingda International Holdings Ltd.	3,537,000	1,528
^	Kingdee International Software Group Co. Ltd.	6,823,600	1,513
^	China Lilang Ltd.	1,621,000	1,493
	China Dongxiang Group Co.	10,970,000	1,477
	Global Bio-Chem Technology Group Co. Ltd.	7,482,000	1,468
^	China Medical System Holdings Ltd.	3,172,500	1,462
*	China Oil and Gas Group Ltd.	14,440,000	1,446
*	Sino Union Energy Investment Group Ltd.	16,980,000	1,444
^	Hopson Development Holdings Ltd.	2,380,000	1,428
	Tong Ren Tang Technologies Co. Ltd.	982,000	1,425
^,*	China Datang Corp. Renewable Power Co. Ltd.	8,863,000	1,410
^	China Water Affairs Group Ltd.	4,486,000	1,398
^	First Tractor Co. Ltd.	1,496,000	1,390
^	Hidili Industry International Development Ltd.	4,069,000	1,387
	Zhejiang Southeast Electric Power Co. Class B	2,592,600	1,365
	Phoenix Satellite Television Holdings Ltd.	3,936,000	1,343
^	PCD Stores Group Ltd.	10,856,000	1,335
^	VODone Ltd.	9,340,000	1,324

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Anxin-China Holdings Ltd.	6,600,000	1,320
*	TCL Multimedia Technology Holdings Ltd.	2,294,000	1,298
	New World Department Store China Ltd.	1,900,000	1,294
^	TCC International Holdings Ltd.	3,684,000	1,267
^,*	China Precious Metal Resources Holdings Co. Ltd.	7,144,000	1,267
	Kingsoft Corp. Ltd.	2,760,000	1,267
	Hangzhou Steam Turbine Co. Class B	924,030	1,265
^,*	China Rare Earth Holdings Ltd.	4,754,000	1,243
^	Sinotrans Shipping Ltd.	5,219,000	1,242
	Maoye International Holdings Ltd.	5,209,000	1,234
^,*	Yuanda China Holdings Ltd.	9,076,000	1,232
	Luthai Textile Co. Ltd. Class B	1,368,700	1,196
*	DBA Telecommunication Asia Holdings Ltd.	1,964,000	1,188
	Shenzhen Expressway Co. Ltd.	2,766,000	1,155
	Yuexiu Transport Infrastructure Ltd.	2,398,000	1,154
	Fufeng Group Ltd.	2,841,000	1,147
*	Shanghai Industrial Urban Development Group Ltd.	5,402,000	1,147
*	Greatview Aseptic Packaging Co. Ltd.	2,108,000	1,146
	Billion Industrial Holdings Ltd.	2,140,500	1,145
*	Sunac China Holdings Ltd.	3,706,000	1,141
	Anhui Expressway Co.	1,998,000	1,132
	Cosco International Holdings Ltd.	2,606,000	1,130
	Shandong Chenming Paper Holdings Ltd. Class B	2,296,000	1,120
^	XTEP International Holdings	2,474,500	1,120
^,*	Hi Sun Technology China Ltd.	7,278,000	1,114
	Silver Grant International	5,166,000	1,096
	Tianneng Power International Ltd.	2,222,000	1,094
*	China Suntien Green Energy Corp. Ltd.	5,645,000	1,093
	C C Land Holdings Ltd.	5,147,000	1,085
	Beijing Capital Land Ltd.	3,916,000	1,074
	AMVIG Holdings Ltd.	1,892,000	1,057
*	Tech Pro Technology Development Ltd.	2,630,000	1,053
^	Shougang Concord International Enterprises Co. Ltd.	19,806,000	1,052
*	MIE Holdings Corp.	3,218,000	1,045
	Tianjin Port Development Holdings Ltd.	7,660,000	1,033
^	China South City Holdings Ltd.	7,484,000	1,029
	Dazhong Transportation Group Co. Ltd. Class B	1,925,400	1,001
	Xinhua Winshare Publishing and Media Co. Ltd.	1,924,000	997
	Sinotrans Ltd.	5,861,000	993
	Microport Scientific Corp.	2,081,000	979
*	BYD Electronic International Co. Ltd.	3,258,500	976
	Guangzhou Pharmaceutical Co. Ltd.	1,006,000	976
	TPV Technology Ltd.	4,244,000	969
	Powerlong Real Estate Holdings Ltd.	5,624,000	957
	Lijun International Pharmaceutical Holding Ltd.	4,320,000	942
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	846,120	900
	Tiangong International Co. Ltd.	3,604,000	889
^	Silver base Group Holdings Ltd.	1,649,000	883
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	668,692	882
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	630,600	882
*	Tianjin Development Hldgs Ltd.	1,960,000	872
^	China Vanadium Titano - Magnetite Mining Co. Ltd.	3,834,000	868
	Kingway Brewery Holdings Ltd.	2,494,000	867
^	China SCE Property Holdings Ltd.	3,711,000	859
^,*	Tibet 5100 Water Resources Holdings Ltd.	3,863,000	854
	China Wireless Technologies Ltd.	5,624,000	850
^	Weiqiao Textile Co.	1,725,500	849
^	Qingling Motors Co. Ltd.	2,676,000	849
*	Shanghai Haixin Group Co. Class B	1,818,194	847
*	China Power New Energy Development Co. Ltd.	19,840,000	840
^	361 Degrees International Ltd.	2,643,000	835
*	China Daye Non-Ferrous Metals Mining Ltd.	15,462,000	824
*	North Mining Shares Co. Ltd.	25,830,000	817
	Magic Holdings International Ltd.	2,091,600	813

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Asia Cement China Holdings Corp.	1,650,500	811
*	Chinasoft International Ltd.	2,890,000	807
^	Chongqing Machinery & Electric Co. Ltd.	4,392,000	805
	China Sanjiang Fine Chemicals Co. Ltd.	2,528,000	804
	Shanghai Diesel Engine Co. Ltd. Class B	786,700	795
*	Honghua Group Ltd.	4,396,000	790
	Foshan Electrical and Lighting Co. Ltd. Class B	980,559	787
*	Interchina Holdings Co.	13,140,000	784
^,*	Golden Meditech Holdings Ltd.	6,340,000	783
^,*	Sino Oil And Gas Holdings Ltd.	31,270,000	780
	CPMC Holdings Ltd.	1,142,000	776
	TCL Communication Technology Holdings Ltd.	1,938,000	771
	China Aerospace International Holdings Ltd.	8,706,000	770
	Livzon Pharmaceutical Inc. Class B	304,511	768
*	Huangshan Tourism Development Co. Ltd. Class B	578,900	767
	Fantasia Holdings Group Co. Ltd.	6,576,000	749
	China Haidian Holdings Ltd.	6,132,000	748
	Xinjiang Xinxin Mining Industry Co. Ltd.	2,745,000	746
^	China Huiyuan Juice Group Ltd.	2,228,000	743
	China Merchants China Direct Investments Ltd.	466,000	734
^	Guangzhou Shipyard International Co. Ltd.	857,800	734
^	Real Nutriceutical Group Ltd.	2,836,000	733
	Baoye Group Co. Ltd.	1,140,000	720
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	985,520	713
^	Hua Han Bio-Pharmaceutical Holdings Ltd.	3,676,800	712
	China National Accord Medicines Corp. Ltd. Class B	315,600	707
*	Kai Yuan Holdings Ltd.	26,980,000	703
^	Wasion Group Holdings Ltd.	1,660,000	699
	Truly International Holdings	4,666,000	694
^	Road King Infrastructure Ltd.	1,056,000	686
	Shanghai Baosight Software Co. Ltd. Class B	578,670	684
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	4,640,000	681
	Shandong Airlines Co. Ltd.	513,664	677
	Yip's Chemical Holdings Ltd.	850,000	668
	China Pharmaceutical Group Ltd.	3,216,000	661
	Lingbao Gold Co. Ltd.	1,316,000	653
	Ju Teng International Holdings Ltd.	3,086,000	643
^	Sparkle Roll Group Ltd.	7,112,000	642
*	SGSB Group Co. Ltd. Class B	1,210,896	637
^	China Green Holdings Ltd.	2,190,000	637
^	Chiho-Tiande Group Ltd.	1,176,000	633
	Minmetals Land Ltd.	4,984,000	628
^	Peak Sport Products Co. Ltd.	2,686,000	624
^	China Automation Group Ltd.	2,246,000	616
^	China High Precision Automation Group Ltd.	1,777,000	615
^	Shandong Chenming Paper Holdings Ltd.	1,337,000	613
^	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	1,635,000	612
	China Aoyuan Property Group Ltd.	4,366,000	611
	Texhong Textile Group Ltd.	1,448,000	611
*	Shanghai Highly Group Co. Ltd. Class B	1,091,600	607
	Chaowei Power Holdings Ltd.	1,361,000	602
^	Boshiwa International Holding Ltd.	2,777,000	601
	Royale Furniture Holdings Ltd.	1,846,000	592
^,*	Heng Xin China Holdings Ltd.	6,340,000	585
	Pacific Online Ltd.	1,309,200	583
*	SVA Electron Co. Ltd. Class B	1,362,220	580
*	China Qinfa Group Ltd.	2,590,000	574
^	Beijing Jingkelong Co. Ltd.	649,000	573
	Beijing North Star Co. Ltd.	3,098,000	572
	China Singyes Solar Technologies Holdings Ltd.	1,160,000	571
	China Forestry Holdings Co. Ltd.	3,050,000	570
	Double Coin Holdings Ltd. Class B	945,900	565
*	Sinolink Worldwide Holdings Ltd.	7,104,000	564
*	Dongjiang Environmental Co. Ltd.	143,200	563

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	CIMC Enric Holdings Ltd.	1,020,000	562
^,*	China ITS Holdings Co. Ltd.	3,475,000	556
	Central China Real Estate Ltd.	2,136,736	550
*	Sunny Optical Technology Group Co. Ltd.	1,632,000	541
^,*	Heng Tai Consumables Group Ltd.	20,075,693	539
	HKC Holdings Ltd.	10,887,000	538
^,*	Prince Frog International Holdings Ltd.	1,397,000	535
	Welling Holding Ltd.	3,413,200	534
	Trauson Holdings Co. Ltd.	1,388,000	530
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	761,560	524
*	Pou Sheng International Holdings Ltd.	5,631,000	521
*	Shanghai Erfangji Co. Ltd. Class B	1,316,000	520
	Wuxi Little Swan Co. Ltd. Class B	433,690	519
*	Goodtop Tin International Holdings Ltd.	5,820,000	518
*	Shanghai Dajiang Group Class B	1,319,101	499
*	Global Energy Resources International Group Ltd.	25,840,000	498
	Goldlion Holdings Ltd.	1,154,000	498
^	China All Access Holdings Ltd.	2,518,000	495
*	CGN Mining Co. Ltd.	3,885,000	492
^	Yashili International Holdings Ltd.	3,033,000	490
	SRE Group Ltd.	9,926,000	490
	Shandong Luoxin Pharmacy Stock Co. Ltd.	574,000	487
	MIN XIN Holdings Ltd.	908,000	486
	Jingwei Textile Machinery	776,000	484
*	Jinshan Development & Construction Co. Ltd. Class B	947,900	480
	Regent Manner International Ltd.	2,173,000	475
^	Anton Oilfield Services Group	3,030,000	474
	Shanghai Prime Machinery Co. Ltd.	2,990,000	462
	NetDragon Websoft Inc.	668,508	460
*	Tsann Kuen China Enterprise Co. Ltd. Class B	2,723,200	457
*	Shanghai Dingli Technology Development Group Co. Ltd. Class B	669,300	451
^,*	Citic 21CN Co. Ltd.	7,978,000	451
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	535,800	448
^,*	CITIC Dameng Holdings Ltd.	3,253,000	445
	Eastern Communications Co. Ltd. Class B	1,013,400	445
	Xiamen International Port Co. Ltd.	3,478,000	442
	Shengli Oil & Gas Pipe Holdings Ltd.	3,924,000	433
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,270,700	433
	China Corn Oil Co. Ltd.	926,000	433
^,*	O-Net Communications Group Ltd.	1,695,000	428
	Shenzhen Chiwan Petroleum Class B	369,300	427
	Tomson Group Ltd.	1,830,000	424
	Loudong General Nice Resources China Holdings Ltd.	5,388,000	424
	Qunxing Paper Holdings Co. Ltd.	1,573,000	418
	Yuzhou Properties Co.	1,911,000	417
*	Huadian Energy Co. Ltd. Class B	1,403,400	415
*	BaWang International Group Holding Ltd.	4,350,000	411
	Inspur International Ltd.	12,855,000	411
	China Tontine Wines Group Ltd.	3,560,000	406
*	Asia Energy Logistics Group Ltd.	22,050,000	403
	Jinzhou Port Co. Ltd. Class B	820,600	396
	Shandong Molong Petroleum Machinery Co. Ltd.	523,600	384
	SinoMedia Holding Ltd.	648,000	380
*	Nan Hai Corp. Ltd.	96,750,000	373
^,*	Hilong Holding Ltd.	1,533,000	361
	Great Wall Technology Co. Ltd.	1,532,000	354
	Leoch International Technology Ltd.	1,412,000	351
	SYP Glass Group Co. Ltd.	655,200	350
*	Winteam Pharmaceutical Group Ltd.	2,086,000	350
^,*	Daqing Dairy Holdings Ltd.	1,578,000	342
^	International Taifeng Holdings Ltd.	1,102,000	339
	Tianjin Capital Environmental Protection Group Co. Ltd.	1,360,000	336
*	Binhai Investment Co. Ltd.	6,388,000	333
*	Century Ginwa Retail Holdings Ltd.	5,548,000	332

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	China Mining Resources Group Ltd.	22,644,000	330
	Catic Shenzhen Holdings Ltd.	772,000	328
*	China Fangda Group Co. Ltd. Class B	863,790	319
^,*	Comtec Solar Systems Group Ltd.	2,464,000	318
	Le Saunda Holdings Ltd.	916,000	316
	China Glass Holdings Ltd.	2,186,000	316
*	Credit China Holdings Ltd.	2,452,000	313
	Hainan Meilan International Airport Co. Ltd.	483,000	308
*	SMI Corp. Ltd.	8,872,000	307
^,*	Extrawell Pharmaceutical Holdings Ltd.	5,580,000	304
*	AVIC International Holding HK Ltd.	9,592,000	302
^	Solargiga Energy Holdings Ltd.	3,623,000	301
	Dawnrays Pharmaceutical Holdings Ltd.	1,168,000	296
	Boer Power Holdings Ltd.	809,000	290
*	Viva China Holdings Ltd.	22,394,000	287
*	Shanghai Lingyun Industries Development Co. Ltd. Class B	560,600	284
*	Shenzhen International Enterprise Class B	229,100	277
	DaChan Food Asia Ltd.	1,452,000	274
*	Chongqing Iron & Steel Co. Ltd.	1,532,000	273
*	Fiyta Holdings Ltd. Class B	248,720	272
*	Beijing Properties Holdings Ltd.	5,154,000	268
^,*	China Flooring Holding Co. Ltd.	1,431,000	262
	Overseas Chinese Town Asia Holdings Ltd.	682,000	260
^	Evergreen International Holdings Ltd.	897,000	252
^	SIM Technology Group Ltd.	3,646,000	248
^,*	Youyuan International Holdings Ltd.	996,000	247
	Huangshi Dongbei Electrical Appliance Co. Ltd. Class B	350,390	240
	Yantai North Andre Juice Co.	4,955,000	236
	China Starch Holdings Ltd.	6,605,000	233
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	1,047,000	228
*	Hubei Sanonda Co. Ltd. Class B	657,800	227
*	Shijiazhuang Baoshi Electronic Glass Co. Ltd. Class B	274,200	226
	Konka Group Co. Ltd. Class B	811,400	223
	Sijia Group Co.	810,000	220
	Good Friend International Holdings Inc.	468,000	218
	Shanghai Jinjiang International Travel Co. Ltd. Class B	182,300	206
^	Dynasty Fine Wines Group Ltd.	1,056,000	205
*	Shanghai Zendai Property Ltd.	11,280,000	204
	Ausnutria Dairy Corp. Ltd.	1,045,000	197
^,*	China Kingstone Mining Holdings Ltd.	3,279,000	195
*	Shanghai Potevio Co. Ltd. Class B	345,100	195
	Embry Holdings Ltd.	346,000	193
*	Jinan Qingqi Motorcycle Co. Class B	636,000	186
*	Mingyuan Medicare Development Co. Ltd.	7,170,000	184
	Besunyen Holdings Co. Ltd.	2,038,000	183
	SPG Land Holdings Ltd.	893,000	182
*	PAX Global Technology Ltd.	1,109,000	182
*	Changchai Co. Ltd. Class B	387,400	180
*	Da Ming International Holdings Ltd.	976,000	178
*	Shanghai Automation Instrumentation Co. Ltd. Class B	296,100	176
	Wafangdian Bearing Co. Ltd. Class B	225,900	175
	Hefei Meiling Co. Ltd. Class B	336,720	175
*	China Textile Machinery Class B	347,692	173
*	Xiwang Sugar Holdings Co. Ltd.	1,380,000	171
	Shirble Department Stores Holdings China Ltd.	1,836,000	170
*	Nanjing Panda Electronics Co. Ltd.	774,000	170
	Lai Fung Holdings Ltd.	9,212,000	167
*	Shanghai Material Trading Co. Ltd. Class B	275,700	167
*	Zhonglu Co. Ltd. Class B	209,800	161
*	Global Sweeteners Holdings Ltd.	1,690,000	156
*	China Nickel Resources Holdings Co. Ltd.	1,950,000	155
*	Richly Field China Development Ltd.	13,280,000	151
*	Tianjin Marine Shipping Co. Ltd. Class B	497,100	147
^	Real Gold Mining Ltd.	1,345,000	145

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	China Chengtong Development Group Ltd.	3,802,000	144
*	Luoyang Glass Co. Ltd.	716,000	143
^,*	China Energine International Holdings Ltd.	3,956,000	137
	Anhui Tianda Oil Pipe Co. Ltd.	773,000	135
	Dalian Refrigeration Co. Ltd. Class B	212,500	135
	Trony Solar Holdings Co. Ltd.	1,562,000	132
	China Sunshine Paper Holdings Co. Ltd.	1,178,000	131
*	Shenzhen SEG Co. Ltd. Class B	644,000	126
*	United Gene High-Tech Group Ltd.	17,040,000	98
*	China CBM Group Ltd.	6,700,000	79
	Meike International Holdings Ltd.	1,480,000	77
*	China Communication Telecom Services Co. Ltd.	1,433,000	76
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	117,650	—
			2,886,213
Colombia (0.1%)
	BanColombia SA ADR	350,134	23,750
	Ecopetrol SA ADR	226,318	14,643
	Ecopetrol SA	1,690,947	5,469
	Grupo Aval Acciones y Valores Prior Pfd.	6,055,439	4,346
	Almacenes Exito SA	60,779	986
*	Fabricato SA	19,253,146	972
	Cementos Argos SA	135,002	935
	Grupo de Inversiones Suramericana SA	48,366	877
	Corp Financiera Colombiana SA	31,548	614
	Inversiones Argos SA	50,291	485
	Interconexion Electrica SA ESP	62,441	404
			53,481
Czech Republic (0.1%)
	CEZ AS	641,595	25,866
	Komercni Banka AS	60,047	11,032
	Telefonica Czech Republic AS	446,172	9,004
*	Unipetrol AS	292,041	2,697
	Philip Morris CR AS	2,752	1,599
^,*	Central European Media Enterprises Ltd. Class A	158,000	1,238
	Pegas Nonwovens SA	41,670	956
	Fortuna Entertainment Group NV	84,483	436
			52,828
Denmark (0.8%)
	Novo Nordisk A/S Class B	1,694,928	249,871
*	Danske Bank A/S	2,597,440	42,211
	AP Moeller - Maersk A/S Class B	5,266	41,232
	Carlsberg A/S Class B	426,186	36,789
	Novozymes A/S	916,503	24,052
	DSV A/S	760,053	17,333
	Coloplast A/S Class B	90,787	16,808
	AP Moeller - Maersk A/S Class A	2,193	16,357
^	FLSmidth & Co. A/S	210,274	14,802
	TDC A/S	1,961,189	14,058
	Chr Hansen Holding A/S	357,844	9,930
	GN Store Nord A/S	820,498	9,205
*	William Demant Holding A/S	93,407	8,825
*	Jyske Bank A/S	267,038	8,368
*	Topdanmark A/S	47,499	8,149
^,*	Vestas Wind Systems A/S	822,116	7,246
^	Tryg A/S	95,682	5,342
*	Sydbank A/S	276,368	4,807
^	NKT Holding A/S	97,242	4,745
	Rockwool International A/S Class B	35,446	3,382
	SimCorp A/S	18,882	3,368
	D/S Norden	103,025	2,924
	Royal UNIBREW A/S	38,538	2,750
^	Pandora A/S	223,471	2,361
	ALK-Abello A/S	25,260	1,823

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^,*	United International Enterprises	10,959	1,695
*	Bang & Olufsen A/S	134,353	1,639
	Schouw & Co.	62,032	1,408
	Solar A/S Class B	24,625	1,328
	East Asiatic Co. Ltd. A/S	47,088	1,296
	Thrane & Thrane AS	16,299	1,236
*	Genmab A/S	145,957	1,167
	Dfds A/S	15,092	875
*	Bavarian Nordic A/S	97,774	871
	Auriga Industries Class B	63,807	846
	IC Companys A/S	26,082	531
*	Alm Brand A/S	224,934	452
^,*	Greentech Energy Systems AS	95,251	209
*	Amagerbanken A/S	537,565	—
			570,291
Egypt (0.0%)
	Orascom Construction Industries GDR	281,049	12,396
	Orascom Telecom Holding SAE GDR	1,591,123	4,454
*	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	1,798
*	Egyptian Financial Group-Hermes Holding	598,798	1,340
*	Talaat Moustafa Group	1,864,744	1,304
	Commercial International Bank Egypt SAE	253,786	1,072
	Telecom Egypt Co.	431,535	929
	National Societe Generale Bank SAE	93,499	441
	Egyptian Co. for Mobile Services	13,261	431
	Egyptian Kuwaiti Holding Co. SAE	367,852	408
			24,573
Exchange-Traded Fund (0.2%)
3	Vanguard MSCI Emerging Markets ETF	2,800,000	119,084

Finland (0.6%)
	Nokia Oyj	14,938,369	54,103
	Sampo Oyj	1,673,733	44,564
	Kone Oyj Class B	619,590	38,343
^	Fortum Oyj	1,772,523	38,127
^	Wartsila OYJ Abp	667,129	27,034
^	UPM-Kymmene Oyj	2,085,491	26,764
	Metso Oyj	509,438	21,882
	Nokian Renkaat Oyj	440,403	20,907
^	Stora Enso Oyj	2,315,692	15,850
^	Elisa Oyj	569,021	12,832
	Outotec Oyj	184,829	9,953
^	YIT Oyj	433,183	9,309
^	Orion Oyj Class B	381,191	7,776
	Kesko Oyj Class B	270,253	7,229
	Amer Sports Oyj	467,279	6,649
^,*	Outokumpu Oyj	3,780,193	6,150
^	Konecranes Oyj	201,493	6,138
^	Neste Oil Oyj	502,383	5,945
	Pohjola Bank plc Class A	548,126	5,899
	Huhtamaki Oyj	335,219	5,320
^	Kemira Oyj	401,273	5,092
	Cargotec Oyj Class B	142,796	4,917
	Tieto Oyj	249,734	4,398
	Sponda Oyj	985,253	3,959
^	Sanoma Oyj	315,251	3,297
^	Rautaruukki Oyj	340,280	3,209
	Tikkurila Oyj	150,738	3,062
^	Uponor Oyj	224,363	2,936
	Stockmann OYJ Abp Class B	126,998	2,842
	Ramirent Oyj	252,712	2,385
	Citycon Oyj	694,377	2,300
*	Metsa Board Oyj	735,403	2,023
	Vacon plc	38,158	2,001

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^,*	Talvivaara Mining Co. plc	631,888	1,873
	Lassila & Tikanoja Oyj	123,802	1,744
	Raisio plc	494,780	1,592
	Cramo Oyj	94,614	1,451
	Poyry Oyj	161,314	1,290
	Technopolis plc	236,816	1,267
	PKC Group Oyj	55,694	1,236
	Oriola-KD Oyj	424,624	1,025
	F-Secure Oyj	337,811	750
^	HKScan Oyj	114,877	666
^,*	Biotie Therapies Oyj	1,007,615	602
	Ponsse Oy	37,284	387
	Atria plc Class A	42,185	337
	SRV Group plc	54,428	307
			427,722
France (5.6%)
	Total SA	8,460,221	406,126
	Sanofi	4,540,817	346,840
	LVMH Moet Hennessy Louis Vuitton SA	1,011,829	167,860
	Danone	2,327,499	163,856
	BNP Paribas SA	3,850,868	155,421
	Air Liquide SA	1,130,903	145,466
	Schneider Electric SA	1,951,063	120,179
^	L'Oreal SA	958,130	115,338
	GDF Suez	4,936,455	113,659
	France Telecom SA	7,391,359	101,322
	AXA SA	6,938,157	98,593
	Vivendi SA	4,965,121	91,839
	Vinci SA	1,800,592	83,513
	Pernod-Ricard SA	792,541	82,241
	Cie Generale d'Optique Essilor International SA	800,576	70,545
	Unibail-Rodamco SE	365,968	68,480
	Cie de St-Gobain	1,599,973	67,176
	European Aeronautic Defence and Space Co. NV	1,633,446	64,552
	Societe Generale SA	2,629,428	62,250
	ArcelorMittal	3,424,918	59,498
	Cie Generale des Etablissements Michelin	717,643	53,632
^	PPR	303,602	50,808
	Carrefour SA	2,305,861	46,317
	Technip SA	396,099	44,982
	Renault SA	764,641	34,785
	Christian Dior SA	217,673	32,824
	Lafarge SA	799,575	31,253
	Legrand SA	895,186	30,221
^	Publicis Groupe SA	580,686	29,985
	Sodexo	374,547	29,840
	Alstom SA	820,102	29,331
	SES SA	1,195,646	28,649
	Vallourec SA	452,260	27,236
	Safran SA	665,666	24,673
	Gemalto NV	316,053	23,544
	Cap Gemini SA	593,421	23,184
	Dassault Systemes SA	235,823	22,884
*	Casino Guichard Perrachon SA	220,607	21,675
	Veolia Environnement SA	1,447,707	21,197
	Accor SA	592,225	20,480
	Credit Agricole SA	3,975,424	20,465
^	Bouygues SA	750,048	20,464
	Electricite de France SA	963,012	20,403
	Edenred	634,947	20,285
	Arkema SA	221,551	19,649
	Bureau Veritas SA	216,852	19,319
	Eutelsat Communications SA	526,574	18,749
	SCOR SE	693,966	18,347

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Groupe Eurotunnel SA	2,168,345	18,244
	Zodiac Aerospace	156,794	17,254
*	Cie Generale de Geophysique - Veritas	573,778	16,455
	Suez Environnement Co.	1,118,748	15,781
	Valeo SA	299,642	14,736
	STMicroelectronics NV	2,530,633	14,571
	Lagardere SCA	468,743	14,214
*	Alcatel-Lucent	9,201,585	14,151
	Thales SA	404,906	14,038
	Klepierre	419,467	13,298
	AtoS	198,324	12,780
	Societe BIC SA	114,862	12,653
	Aeroports de Paris	137,038	11,533
	Natixis	3,681,116	11,222
	Peugeot SA	911,859	10,952
	Remy Cointreau SA	89,983	10,035
	Wendel SA	132,415	9,919
	Iliad SA	76,137	9,805
	Fonciere Des Regions	109,031	8,448
	CNP Assurances	594,837	8,352
	Gecina SA	88,688	8,227
*	ICADE	92,084	7,769
	Ingenico	147,232	7,745
	Imerys SA	134,444	7,661
*	JCDecaux SA	264,382	7,506
^	Neopost SA	130,030	7,484
	SEB SA	88,950	7,094
	Eurazeo	123,880	6,351
	CFAO SA	145,726	6,280
	Havas SA	1,106,086	6,261
	Etablissements Maurel et Prom	343,177	5,715
	Rubis	101,549	5,523
	Teleperformance SA	204,269	5,474
^	Eiffage SA	160,284	5,456
^	Bourbon SA	159,802	4,681
	Nexans SA	92,027	4,612
^	Societe Television Francaise 1	473,062	4,582
	Societe Immobiliere de Location pour l'Industrie et le Commerce	43,083	4,545
	Faurecia	195,700	4,205
	IPSOS	128,962	4,183
	Euler Hermes SA	52,591	3,727
	SA des Ciments Vicat	64,505	3,707
	Eurofins Scientific	30,829	3,646
	Metropole Television SA	235,770	3,623
^	Orpea	103,559	3,474
	Nexity SA	114,860	3,271
^	Virbac SA	19,209	3,231
	Rallye SA	86,529	2,890
^	APERAM	165,496	2,803
	Ipsen SA	97,068	2,587
	Saft Groupe SA	93,232	2,574
^,*	Air France-KLM	525,721	2,526
	Mercialys SA	124,634	2,491
	Alten Ltd.	80,669	2,347
^,*	Altran Technologies SA	395,007	2,326
*	UBISOFT Entertainment	329,753	2,273
	Vilmorin & Cie	19,992	2,158
	Plastic Omnium SA	82,380	2,155
	Mersen	62,191	2,061
	Ciments Francais SA	29,627	1,899
	Medica SA	119,944	1,855
^,*	SOITEC	432,284	1,832
	Groupe Steria SCA	89,620	1,775
*	Club Mediterranee	86,255	1,654

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Faiveley Transport	27,549	1,522
^,*	GameLoft SA	242,524	1,507
^	PagesJaunes Groupe	510,002	1,464
^	Beneteau SA	128,982	1,394
	Bonduelle S.C.A.	13,886	1,339
	April	67,357	1,262
	Societe d'Edition de Canal &	219,133	1,242
*	Bull	315,834	1,174
	Altamir Amboise	129,181	1,156
*	Maurel & Prom Nigeria SA	392,808	1,092
	ABC Arbitrage	114,974	1,048
	Derichebourg SA	348,658	1,033
	Laurent-Perrier	10,055	1,015
	Societe de la Tour Eiffel	19,250	1,003
	Stallergenes SA	16,011	996
	Sartorius Stedim Biotech	14,128	993
	FFP	25,404	991
	Sechilienne-Sidec	63,669	972
	Naturex	14,579	945
*	Parrot SA	30,156	911
	Sopra Group SA	15,488	894
^,*	Carmat	6,896	885
	Assystem	41,692	882
^	LISI	11,723	877
	Fimalac	20,662	825
^,*	Transgene SA	66,628	815
*	Manitou BF SA	35,805	786
	Esso SA Francaise	9,292	768
	Boiron SA	24,192	745
^,*	Archos	102,407	697
^	Interparfums SA	23,416	667
*	Jacquet Metal Service	46,816	648
^,*	Technicolor SA	303,029	642
^	Akka Technologies SA	19,718	636
	Cie des Alpes	30,964	626
^,*	Artprice.com	17,605	625
	Union Financiere de France BQE SA	21,438	616
*	GFI Informatique SA	146,736	592
^	Entrepose Contracting	4,470	589
	GL Events	24,957	557
	Pierre & Vacances SA	18,664	555
*	Boursorama	76,300	546
	Trigano SA	36,867	544
	Tessi SA	5,083	528
*	Euro Disney SCA	95,938	516
^,*	Hi-Media SA	163,330	500
	NRJ Group	60,107	471
	Devoteam SA	29,403	463
^	Societe Internationale de Plantations d'Heveas SA	4,348	445
*	Haulotte Group SA	40,761	434
	Sword Group	25,400	417
*	Axway Software SA	16,191	407
^,*	Theolia SA	356,060	406
^	Sequana SA	78,424	366
	Cegid Group	18,060	361
	Seche Environnement SA	9,879	357
	Affine SA	19,515	337
^,*	ST Dupont SA	515,374	306
	Maisons France Confort	9,729	268
	Audika Groupe	17,969	265
*	Mauna Kea Technologies	16,109	220
*	LVL Medical Groupe SA	12,687	197
	Vranken - Pommery Monopole	5,904	187
	Groupe Crit	8,459	162

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Spir Communication	6,326	162
*	Etam Developpement SA	8,068	136
*	UBISOFT Entertainment Warrants Exp. 10/10/2013	329,753	12
			3,859,614
Germany (5.5%)
	Siemens AG	3,279,296	304,389
^	BASF SE	3,660,702	301,400
	SAP AG	3,667,244	243,191
^	Bayer AG	3,295,895	232,244
	Allianz SE	1,811,462	202,055
	Daimler AG	3,603,835	199,408
^	E.ON AG	7,177,693	162,517
	Deutsche Bank AG	3,704,627	160,831
	Deutsche Telekom AG	11,195,023	126,222
	Bayerische Motoren Werke AG	1,319,626	125,514
	Linde AG	680,571	116,490
	Volkswagen AG Prior Pfd.	576,462	109,274
^	Muenchener Rueckversicherungs AG	714,785	103,824
	RWE AG	1,953,300	83,967
	Adidas AG	833,387	69,513
	Deutsche Post AG	3,373,239	62,992
	Fresenius Medical Care AG & Co. KGaA	837,776	59,493
	Henkel AG & Co. KGaA Prior Pfd.	710,491	52,872
	Deutsche Boerse AG	778,420	48,877
	Fresenius SE & Co. KGaA	453,571	45,284
	Infineon Technologies AG	4,327,541	43,127
	Porsche Automobil Holding SE Prior Pfd.	612,291	37,408
	ThyssenKrupp AG	1,536,694	36,444
*	K&S AG	686,989	34,337
	MAN SE	253,444	32,039
	Henkel AG & Co. KGaA	515,939	31,592
*	Commerzbank AG	14,496,518	31,388
^	HeidelbergCement AG	562,480	30,951
^	Continental AG	318,949	30,935
	Merck KGaA	258,405	28,404
^	Beiersdorf AG	400,036	28,074
	Lanxess AG	331,170	26,367
	Brenntag AG	185,265	23,080
	GEA Group AG	696,578	23,007
*	Kabel Deutschland Holding AG	358,426	22,596
	Volkswagen AG	117,942	20,148
	Metro AG	514,741	16,619
	MTU Aero Engines Holding AG	195,508	16,473
	Bilfinger Berger SE	175,644	16,070
*	QIAGEN NV	928,211	15,348
^	Hannover Rueckversicherung AG	242,228	14,659
	Rhoen Klinikum AG	495,990	13,958
	Symrise AG	447,258	12,963
	Bayerische Motoren Werke AG Prior Pfd.	207,796	12,937
	Deutsche Lufthansa AG	904,618	11,780
	Hochtief AG	171,033	10,032
	Fraport AG Frankfurt Airport Services Worldwide	147,695	9,604
^,*	SGL Carbon SE	197,852	9,043
	Rheinmetall AG	155,801	8,755
^	Software AG	243,331	8,506
	United Internet AG	427,712	8,464
	Fuchs Petrolub AG Prior Pfd.	139,760	8,326
	Salzgitter AG	156,800	8,219
	Suedzucker AG	263,239	8,016
	Wirecard AG	429,819	7,975
	Aurubis AG	142,262	7,918
	Stada Arzneimittel AG	238,454	7,917
	ProSiebenSat.1 Media AG Prior Pfd.	302,287	7,681
^	Freenet AG	438,353	7,624

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^	Axel Springer AG	156,577	7,144
^	Aixtron SE NA	384,995	7,034
	Leoni AG	123,036	6,323
	RWE AG Prior Pfd.	153,006	6,051
	Celesio AG	342,812	5,912
	Deutsche Wohnen AG	380,282	5,595
	Deutsche Euroshop AG	153,295	5,579
	Gerresheimer AG	120,166	5,551
	Kloeckner & Co. SE	395,586	5,384
^	Wacker Chemie AG	61,621	4,969
	Wincor Nixdorf AG	126,469	4,907
*	Dialog Semiconductor plc	222,346	4,899
	Pfeiffer Vacuum Technology AG	38,103	4,626
	ElringKlinger AG	140,839	4,080
^	Douglas Holding AG	88,421	4,063
	Fuchs Petrolub AG	70,423	3,930
*	TUI AG	532,547	3,895
*	Gildemeister AG	188,250	3,857
*	GSW Immobilien AG	114,257	3,803
*	Aareal Bank AG	195,703	3,780
	CTS Eventim AG	96,640	3,773
	Rational AG	14,004	3,581
*	TAG Immobilien AG	354,340	3,519
	Carl Zeiss Meditec AG	125,891	3,505
*	Sky Deutschland AG	1,367,128	3,501
	Vossloh AG	35,704	3,484
	Gerry Weber International AG	74,727	3,174
^	GAGFAH SA	353,172	3,168
	Hamburger Hafen und Logistik AG	94,235	3,126
	GFK SE	55,607	2,955
	Draegerwerk AG & Co. KGaA Prior Pfd.	24,539	2,764
^	Krones AG	48,517	2,689
^	Sartorius AG Prior Pfd.	36,763	2,580
	Bechtle AG	56,098	2,527
^,*	KUKA AG	106,055	2,526
	Alstria Office REIT-AG	223,077	2,378
	KWS Saat AG	8,768	2,340
	Indus Holding AG	75,019	2,338
	Jungheinrich AG Prior Pfd.	65,528	2,256
*	Morphosys AG	80,438	2,197
	Drillisch AG	171,527	2,165
^	Delticom AG	21,810	2,119
*	NORMA Group	74,350	2,001
^	Duerr AG	30,392	1,921
	BayWa AG	51,440	1,877
*	Deutz AG	257,387	1,827
	MLP AG	204,442	1,730
	Comdirect Bank AG	147,507	1,687
	Wacker Neuson SE	101,896	1,683
	Sto AG Prior Pfd.	9,551	1,510
	Kontron AG	203,080	1,471
^,*	Heidelberger Druckmaschinen AG	781,044	1,365
*	STRATEC Biomedical AG	28,596	1,362
*	Jenoptik AG	162,024	1,334
	Bertrandt AG	17,595	1,334
	Sixt AG Prior Pfd.	69,100	1,292
*	Hamborner REIT AG	127,303	1,281
*	SAF-Holland SA	151,651	1,276
*	Evotec AG	372,738	1,274
*	Stroer Out-of-Home Media AG	73,145	1,249
	Sixt AG	59,549	1,237
	XING AG	16,477	1,229
*	Tom Tailor Holding AG	65,972	1,227
	Draegerwerk AG & Co. KGaA	12,019	1,202

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Takkt AG	81,611	1,199
^,*	IVG Immobilien AG	513,073	1,188
^,*	KHD Humboldt Wedag International AG	150,157	1,164
	Biotest AG Prior Pfd.	19,259	1,122
*	ADVA AG Optical Networking	152,189	1,096
	H&R AG	54,201	1,091
^,*	Nordex SE	240,940	1,072
^,*	Balda AG	138,599	1,045
^,*	Suss Microtec AG	70,490	981
	Gesco AG	11,181	935
	Bauer AG	37,719	931
	DIC Asset AG	99,500	927
*	Tipp24 SE	16,203	920
	Deutsche Beteiligungs AG	39,573	879
*	Grammer AG	40,627	864
*	QSC AG	326,886	849
^	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	36,847	831
	Nemetschek AG	19,484	798
	Cewe Color Holding AG	16,459	726
^	VTG AG	39,696	719
*	Prime Office REIT-AG	126,028	680
^	Solarworld AG	320,710	676
^,*	Singulus Technologies AG	207,494	673
*	Borussia Dortmund GmbH & Co. KGaA	200,912	665
^	Praktiker AG	252,567	566
	CAT Oil AG	67,656	564
*	Patrizia Immobilien AG	87,054	564
	CENTROTEC Sustainable AG	31,853	522
^,*	zooplus AG	10,009	501
	CropEnergies AG	74,013	475
	Daimler AG	8,542	473
^	Asian Bamboo AG	31,667	468
	KSB AG	728	461
	R Stahl AG	12,200	438
*	Constantin Medien AG	193,724	432
^,*	Air Berlin plc	139,124	375
	Centrotherm Photovoltaics AG	35,348	367
	Homag Group AG	26,658	359
*	Muehlbauer Holding AG & Co. KGaA	9,567	333
*	Elmos Semiconductor AG	27,308	307
^	OHB AG	15,036	270
	DAB Bank AG	54,063	254
*	Verbio AG	54,229	209
*	Colonia Real Estate AG	40,511	173
			3,765,699
Greece (0.1%)
	Coca Cola Hellenic Bottling Co. SA	725,261	14,406
*	National Bank of Greece SA	3,671,017	8,191
	OPAP SA	889,460	7,949
	Titan Cement Co. SA	210,260	4,080
	Bank of Cyprus plc	5,566,541	3,318
*	Alpha Bank AE	1,973,147	2,769
	Hellenic Petroleum SA	304,145	2,235
	JUMBO SA	409,223	1,988
	Motor Oil Hellas Corinth Refineries SA	229,313	1,882
	Hellenic Telecommunications Organization SA	523,594	1,709
	Hellenic Telecommunications Organization SA ADR	936,734	1,569
*	Viohalco Hellenic Copper and Aluminum Industry SA	374,495	1,527
	Public Power Corp. SA	453,901	1,527
*	Piraeus Bank SA	4,316,011	1,484
*	Folli Follie Group	132,970	1,233
	Metka SA	101,341	1,114
*	Cyprus Popular Bank PCL	4,070,913	1,089
	Hellenic Exchanges SA	298,361	1,035

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	EFG Eurobank Ergasias SA	1,229,884	979
*	Mytilineos Holdings SA	281,723	962
*	Marfin Investment Group Holdings SA	2,407,014	943
	Ellaktor SA	536,378	874
	Frigoglass SA	117,202	746
	Athens Water Supply & Sewage Co. SA	142,518	736
*	National Bank of Greece SA ADR	201,623	460
	Intralot SA-Integrated Lottery Systems & Services	371,256	376
*	TT Hellenic Postbank SA	623,374	330
	Eurobank Properties Real Estate Investment Co.	50,776	261
*	Fourlis Holdings SA	146,358	230
	Terna Energy SA	94,502	199
*	Sidenor Steel Products Manufacturing Co. SA	91,272	112
			66,313
Hong Kong (2.0%)
2	AIA Group Ltd.	33,540,783	118,697
	Hutchison Whampoa Ltd.	8,503,980	81,468
	Cheung Kong Holdings Ltd.	5,544,722	73,329
	Sun Hung Kai Properties Ltd.	5,628,434	67,417
	CLP Holdings Ltd.	7,666,779	65,633
	Hong Kong Exchanges and Clearing Ltd.	4,085,261	64,968
	Hong Kong & China Gas Co. Ltd.	18,944,316	48,391
	Li & Fung Ltd.	22,578,225	48,147
	BOC Hong Kong Holdings Ltd.	14,763,076	45,631
	Hang Seng Bank Ltd.	3,054,463	41,829
	Power Assets Holdings Ltd.	5,540,659	41,366
	Sands China Ltd.	9,629,864	37,704
	Link REIT	8,983,044	37,373
	Hang Lung Properties Ltd.	9,839,790	36,176
	Wharf Holdings Ltd.	6,013,158	35,660
	Swire Pacific Ltd. Class A	2,898,244	34,165
^	Bank of East Asia Ltd.	6,180,356	22,996
	Hang Lung Group Ltd.	3,478,324	21,694
	Henderson Land Development Co. Ltd.	3,799,471	21,559
	MTR Corp. Ltd.	5,793,855	20,549
	Sino Land Co. Ltd.	11,685,131	20,044
^	Wynn Macau Ltd.	6,213,991	19,863
	New World Development Co. Ltd.	14,296,784	17,723
^,*,2	Galaxy Entertainment Group Ltd.	4,972,367	15,501
	SJM Holdings Ltd.	6,648,726	14,528
	Kerry Properties Ltd.	2,847,614	12,921
	Wheelock & Co. Ltd.	3,599,507	12,127
	Shangri-La Asia Ltd.	5,621,791	11,898
	Hysan Development Co. Ltd.	2,514,109	11,365
	Cheung Kong Infrastructure Holdings Ltd.	1,864,005	11,047
^	ASM Pacific Technology Ltd.	786,652	10,628
	Esprit Holdings Ltd.	4,905,169	10,029
	Yue Yuen Industrial Holdings Ltd.	2,937,299	9,799
	First Pacific Co. Ltd.	8,487,927	9,195
	Television Broadcasts Ltd.	1,133,000	8,300
	NWS Holdings Ltd.	5,445,679	8,182
	Cathay Pacific Airways Ltd.	4,717,514	7,981
	AAC Technologies Holdings Inc.	2,690,000	7,899
	Wing Hang Bank Ltd.	706,880	7,494
^	VTech Holdings Ltd.	654,000	7,317
	Hopewell Holdings Ltd.	2,275,637	6,099
	PCCW Ltd.	16,021,452	5,949
	Orient Overseas International Ltd.	869,103	5,922
^	Techtronic Industries Co.	4,511,000	5,414
	Lifestyle International Holdings Ltd.	2,299,101	5,359
	Giordano International Ltd.	6,030,000	5,243
	Stella International Holdings Ltd.	1,774,500	4,692
^	Xinyi Glass Holdings Ltd.	6,650,000	4,275
	Champion REIT	9,672,000	4,215

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	G-Resources Group Ltd.	65,580,971	4,214
	Johnson Electric Holdings Ltd.	6,620,000	4,145
^,*	Foxconn International Holdings Ltd.	8,658,714	4,094
^	Luk Fook Holdings International Ltd.	1,346,000	3,823
	Cafe de Coral Holdings Ltd.	1,326,000	3,633
	Great Eagle Holdings Ltd.	1,157,000	3,398
	Pacific Basin Shipping Ltd.	6,419,000	3,359
*	Melco International Development Ltd.	3,144,000	3,291
	Trinity Ltd.	3,802,000	3,166
	Texwinca Holdings Ltd.	2,496,000	3,050
	Chow Sang Sang Holdings International Ltd.	1,201,000	3,037
	SmarTone Telecommunications Holdings Ltd.	1,484,500	2,772
	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,090,000	2,706
^	Shun Tak Holdings Ltd.	5,846,500	2,412
	SA SA International Holdings Ltd.	3,806,000	2,354
	Hong Kong Aircraft Engineering Co. Ltd.	161,200	2,249
	Vitasoy International Holdings Ltd.	2,942,000	2,156
*	China Overseas Grand Oceans Group Ltd.	1,508,000	2,017
^	Brightoil Petroleum Holdings Ltd.	9,017,000	1,985
	Dah Sing Financial Holdings Ltd.	515,200	1,841
^	Emperor Watch & Jewellery Ltd.	11,960,000	1,685
	Value Partners Group Ltd.	2,763,000	1,678
	Singamas Container Holdings Ltd.	5,580,000	1,663
^	K Wah International Holdings Ltd.	3,901,000	1,641
^,*	Glorious Property Holdings Ltd.	10,519,000	1,600
*	ERA Mining Machinery Ltd.	13,624,000	1,553
	Dah Sing Banking Group Ltd.	1,464,000	1,513
	Kowloon Development Co. Ltd.	1,383,000	1,448
	Sunlight REIT	4,325,000	1,392
*	Mongolia Energy Corp. Ltd.	16,502,000	1,376
	Midland Holdings Ltd.	2,596,000	1,302
	Kingston Financial Group Ltd.	13,626,000	1,277
	Pacific Textile Holdings Ltd.	1,922,000	1,275
*	Sinopoly Battery Ltd.	22,340,000	1,191
^	United Laboratories International Holdings Ltd.	2,864,500	1,150
*	CST Mining Group Ltd.	68,848,000	1,069
^,*	SOCAM Development Ltd.	988,353	1,064
	Regal REIT	4,076,000	1,039
*	Pacific Century Premium Developments Ltd.	4,177,000	989
	IT Ltd.	1,884,000	986
^	City Telecom HK Ltd.	1,595,000	943
	Prosperity REIT	4,191,000	933
^,*	China Resources and Transportation Group Ltd.	22,100,000	924
*	Honbridge Holdings Ltd.	7,068,000	918
	Regal Hotels International Holdings Ltd.	2,122,000	879
*	SITC International Holdings Co. Ltd.	2,780,949	838
*	China Financial International Investments Ltd.	13,620,000	832
^	Man Wah Holdings Ltd.	1,598,000	827
	HKR International Ltd.	2,176,000	822
	YGM Trading Ltd.	298,000	789
	Emperor International Holdings	4,363,333	784
^	Bonjour Holdings Ltd.	5,062,000	767
^	Citic Telecom International Holdings Ltd.	3,575,000	743
*	Sateri Holdings Ltd.	2,628,000	730
^	Lee & Man Chemical Co. Ltd.	904,000	718
	Glorious Sun Enterprises Ltd.	2,050,000	701
	EVA Precision Industrial Holdings Ltd.	4,004,000	678
	Pico Far East Holdings Ltd.	2,820,000	677
*	Ming Fung Jewellery Group Ltd.	10,795,115	619
	CK Life Sciences International Holdings Inc.	10,716,000	614
	Hutchison Harbour Ring Ltd.	6,762,000	599
*	Pearl Oriental Oil Ltd.	6,756,000	599
^	Guotai Junan International Holdings Ltd.	1,728,000	583
^	Oriental Watch Holdings	1,374,000	573

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Jinchuan Group International Resources Co. Ltd.	2,834,000	556
	Liu Chong Hing Investment	524,000	547
*	Apac Resources Ltd.	12,900,000	546
*	Hongkong Chinese Ltd.	3,394,000	544
*	Lai Sun Development	34,937,833	542
*	China Properties Group Ltd.	1,837,000	539
	Newocean Energy Holdings Ltd.	2,610,000	538
	Get Nice Holdings Ltd.	12,486,000	538
*	VST Holdings Ltd.	2,108,000	509
^,*	IRC Ltd.	3,464,000	505
*	Soundwill Holdings Ltd.	315,746	495
	Public Financial Holdings Ltd.	1,132,000	487
	Paliburg Holdings Ltd.	1,648,000	486
*	Goodbaby International Holdings Ltd.	1,543,000	476
*	China WindPower Group Ltd.	11,330,000	471
^,*	Fook Woo Group Holdings Ltd.	2,620,000	463
^	Costin New Materials Group Ltd.	959,000	458
	Prosperity International Holdings HK Ltd.	9,100,000	450
	Chigo Holding Ltd.	17,208,000	447
^	Victory City International Holdings Ltd.	3,798,000	434
^	Pacific Andes International Holdings Ltd.	6,165,000	421
	Polytec Asset Holdings Ltd.	3,940,000	420
	Dickson Concepts International Ltd.	756,500	418
	CSI Properties Ltd.	9,491,585	386
	Samson Holding Ltd.	2,898,000	384
*	Titan Petrochemicals Group Ltd.	10,180,000	367
	Kosmopolito Hotels International Ltd.	2,119,645	367
*	eSun Holdings Ltd.	2,622,000	360
	Century City International Holdings Ltd.	4,668,000	330
*	Imagi International Holdings Ltd.	19,120,000	307
	Haitong International Securities Group Ltd.	782,000	279
	Neo-Neon Holdings Ltd.	1,515,500	264
*	Sino-Tech International Holdings Ltd.	28,420,000	256
*	HKT Trust / HKT Ltd.	325,966	253
	Shenyin Wanguo HK Ltd.	790,000	244
	Chen Hsong Holdings	720,000	241
*	Sun Innovation Holdings Ltd.	10,730,000	239
	Henderson Investment Ltd.	2,951,000	224
*	China LotSynergy Holdings Ltd.	16,368,000	216
*	Newton Resources Ltd.	2,244,000	216
	Oriental Press Group	1,878,000	210
*	Ruifeng Petroleum Chemical Holdings Ltd.	6,516,000	196
	Richfield Group Holdings Ltd.	3,680,000	189
*	Rising Development Holdings Ltd.	1,392,000	172
*	Next Media Ltd.	2,036,000	170
*	Zhuguang Holdings Group Co. Ltd.	1,616,000	157
	Sing Tao News Corp. Ltd.	1,026,000	147
*	Tanrich Financial Holdings Ltd.	1,270,000	85
*	Dejin Resources Group Co. Ltd.	18,103,120	76
			1,368,069
Hungary (0.1%)
	OTP Bank plc	953,176	16,709
*	MOL Hungarian Oil and Gas plc	164,753	13,621
	Richter Gedeon Nyrt	55,592	9,607
	Magyar Telekom Telecommunications plc	1,859,590	4,678
	EGIS Pharmaceuticals plc	14,921	996
*	CIG Pannonia Life Insurance plc	268,358	521
			46,132
India (1.5%)
	Infosys Ltd.	1,703,894	79,112
	Reliance Industries Ltd.	5,218,222	73,613
	Housing Development Finance Corp.	4,331,438	55,214
*	HDFC Bank Ltd.	4,624,814	47,622
	Tata Consultancy Services Ltd.	1,877,681	44,284

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	ITC Ltd.	9,001,488	41,889
*	Tata Motors Ltd.	5,989,857	35,802
	Hindustan Unilever Ltd.	3,435,566	27,189
	ICICI Bank Ltd.	1,239,997	20,760
	Larsen & Toubro Ltd.	831,136	19,300
	Axis Bank Ltd.	900,902	18,864
	State Bank of India	459,225	18,582
	HDFC Bank Ltd. ADR	480,515	16,496
	Mahindra & Mahindra Ltd.	1,223,311	16,439
	Oil & Natural Gas Corp. Ltd.	3,066,956	15,691
	Jindal Steel & Power Ltd.	1,500,308	14,329
	Sun Pharmaceutical Industries Ltd.	1,221,550	13,949
	Coal India Ltd.	2,032,868	13,572
	Bharti Airtel Ltd.	2,261,748	13,291
	Kotak Mahindra Bank Ltd.	1,091,205	12,032
	Wipro Ltd.	1,493,191	11,455
	Tata Steel Ltd.	1,229,786	10,789
	Sterlite Industries India Ltd.	5,317,151	10,716
	Bajaj Auto Ltd.	348,232	10,704
	Hindalco Industries Ltd.	4,476,553	10,225
	Bharat Heavy Electricals Ltd.	2,333,346	9,920
	GAIL India Ltd.	1,520,506	9,511
	Power Grid Corp. of India Ltd.	4,478,789	9,437
	Infrastructure Development Finance Co. Ltd.	3,816,724	8,723
	ICICI Bank Ltd. ADR	234,030	7,931
	Cipla Ltd.	1,327,308	7,845
*	Tata Power Co. Ltd.	3,874,945	7,738
	Asian Paints Ltd.	114,307	7,647
	Maruti Suzuki India Ltd.	281,105	7,308
	Ultratech Cement Ltd.	269,934	7,286
	Ambuja Cements Ltd.	2,489,635	7,100
	NTPC Ltd.	2,291,830	7,055
	Dr Reddy's Laboratories Ltd.	207,548	6,948
	Hero Motocorp Ltd.	162,443	6,888
	Dr Reddy's Laboratories Ltd. ADR	196,102	6,634
	Lupin Ltd.	583,915	6,114
	LIC Housing Finance Ltd.	1,232,662	6,073
	DLF Ltd.	1,603,431	5,672
	Jaiprakash Associates Ltd.	3,760,120	5,316
	Shriram Transport Finance Co. Ltd.	488,844	5,308
	United Spirits Ltd.	346,049	5,128
	Sesa Goa Ltd.	1,409,290	5,026
	ACC Ltd.	208,870	4,893
	Ranbaxy Laboratories Ltd.	501,980	4,773
	Rural Electrification Corp. Ltd.	1,184,980	4,686
	Adani Enterprises Ltd.	864,280	4,593
	JSW Steel Ltd.	349,959	4,593
	Wipro Ltd. ADR	475,293	4,591
*	Reliance Power Ltd.	2,231,684	4,524
	Bharat Petroleum Corp. Ltd.	349,838	4,445
	Reliance Infrastructure Ltd.	429,261	4,286
	Zee Entertainment Enterprises Ltd.	1,729,873	4,134
*	Idea Cellular Ltd.	2,648,228	3,946
	Federal Bank Ltd.	495,889	3,938
	Siemens Ltd.	264,929	3,891
	Adani Ports and Special Economic Zone	1,560,904	3,781
	Titan Industries Ltd.	850,491	3,753
	Dabur India Ltd.	1,670,885	3,541
*	Satyam Computer Services Ltd.	2,344,293	3,426
	Power Finance Corp. Ltd.	1,061,144	3,415
	HCL Technologies Ltd.	340,949	3,308
	Indiabulls Financial Services Ltd.	703,702	3,234
	Apollo Hospitals Enterprise Ltd.	254,596	3,044
	Reliance Communications Ltd.	2,114,497	3,005

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	State Bank of India GDR	36,543	2,970
	Canara Bank	356,879	2,947
	Aditya Birla Nuvo Ltd.	166,019	2,916
	Bank of India	421,896	2,827
*	Unitech Ltd.	5,322,420	2,671
	Mahindra & Mahindra Financial Services Ltd.	193,214	2,531
	Reliance Capital Ltd.	403,528	2,513
	Tata Global Beverages Ltd.	1,067,568	2,369
*	Jubilant Foodworks Ltd.	100,052	2,248
	Ashok Leyland Ltd.	3,644,964	2,222
	Bharat Forge Ltd.	362,439	2,197
	Piramal Healthcare Ltd.	259,973	2,157
	United Phosphorus Ltd.	888,315	1,960
*	GMR Infrastructure Ltd.	3,831,105	1,929
	Hexaware Technologies Ltd.	759,246	1,863
*	MAX India Ltd.	460,703	1,732
	Strides Arcolab Ltd.	122,494	1,562
	Jammu & Kashmir Bank Ltd.	86,222	1,533
	IFCI Ltd.	1,938,666	1,514
	Shree Cement Ltd.	27,959	1,502
	Indiabulls Real Estate Ltd.	1,205,856	1,437
	Indian Hotels Co. Ltd.	1,213,944	1,421
*	Housing Development & Infrastructure Ltd.	897,614	1,368
	Havells India Ltd.	129,627	1,364
	Karur Vysya Bank Ltd.	165,142	1,259
	Jindal Saw Ltd.	424,455	1,258
*	Britannia Industries Ltd.	117,355	1,249
*	Suzlon Energy Ltd.	2,858,109	1,230
	Jain Irrigation Systems Ltd.	729,483	1,219
	Aurobindo Pharma Ltd.	478,211	1,183
	Emami Ltd.	134,471	1,164
	Bombay Rayon Fashions Ltd.	229,705	1,104
	Great Eastern Shipping Co. Ltd.	227,804	1,097
	Andhra Bank	497,059	1,097
*	Wockhardt Ltd.	79,317	1,096
	Sobha Developers Ltd.	174,421	1,093
	Eicher Motors Ltd.	25,207	1,091
	Gujarat Mineral Development Corp. Ltd.	307,542	1,082
	Torrent Pharmaceuticals Ltd.	84,899	1,074
	Financial Technologies India Ltd.	82,181	1,062
	Redington India Ltd.	627,857	1,045
	IVRCL Ltd.	893,283	1,044
	IRB Infrastructure Developers Ltd.	316,363	1,032
	Godrej Industries Ltd.	203,827	1,027
	Welspun Corp. Ltd.	415,097	992
	CESC Ltd.	204,229	988
	Biocon Ltd.	217,593	984
	MRF Ltd.	4,438	965
	Amtek Auto Ltd.	399,854	964
	Sintex Industries Ltd.	674,546	944
	Indian Overseas Bank	564,429	934
	Bata India Ltd.	56,066	933
	Maharashtra Seamless Ltd.	129,623	931
	India Cements Ltd.	574,827	922
	Syndicate Bank	466,222	920
	Thermax Ltd.	108,519	917
	Shree Renuka Sugars Ltd.	1,505,103	906
	Manappuram Finance Ltd.	1,588,305	904
	South Indian Bank Ltd.	1,955,175	885
*	GVK Power & Infrastructure Ltd.	2,881,989	875
	Voltas Ltd.	420,170	868
	Apollo Tyres Ltd.	489,898	839
	McLeod Russel India Ltd.	156,798	833
	Core Education & Technologies Ltd.	155,203	829

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Dewan Housing Finance Corp. Ltd.	198,514	824
	Videocon Industries Ltd.	250,963	818
	Gujarat State Fertilisers & Chemicals Ltd.	96,998	810
	Monnet Ispat & Energy Ltd.	88,328	807
	Bajaj Finance Ltd.	48,417	801
	Ruchi Soya Industries Ltd.	473,661	795
*	Pipavav Defence & Offshore Engineering Co. Ltd.	499,387	789
	PTC India Ltd.	679,840	774
	Berger Paints India Ltd.	324,244	741
	Ipca Laboratories Ltd.	107,426	736
	Phoenix Mills Ltd.	185,104	736
	Raymond Ltd.	95,389	728
	EIH Ltd.	456,712	724
	Gujarat Fluorochemicals Ltd.	82,729	719
	Pfizer Ltd.	28,287	704
	Infosys Ltd. ADR	14,815	702
	EID Parry India Ltd.	204,762	697
	Rajesh Exports Ltd.	255,387	694
	Gateway Distriparks Ltd.	241,386	692
	TTK Prestige Ltd.	10,454	689
*	Arvind Ltd.	416,477	686
	Gitanjali Gems Ltd.	110,250	683
	Gujarat Gas Co. Ltd.	111,402	683
	Educomp Solutions Ltd.	183,662	675
	Madras Cements Ltd.	239,443	674
	Punj Lloyd Ltd.	660,498	674
	Tube Investments Of India	248,861	660
	Sundaram Finance Ltd.	51,523	655
	Hindustan Construction Co.	1,625,559	649
	UCO Bank	441,959	648
	SKF India Ltd.	51,271	646
	Amtek India Ltd.	312,170	623
	Nava Bharat Ventures Ltd.	157,120	615
	Prestige Estates Projects Ltd.	295,354	615
	Bayer CropScience Ltd.	41,381	602
	Karnataka Bank Ltd.	348,277	598
	Century Textiles & Industries Ltd.	95,938	595
	Novartis India Ltd.	38,361	593
	Gujarat State Petronet Ltd.	472,069	590
	Alstom T&D India Ltd.	194,127	590
	Dena Bank	334,593	590
*	Fortis Healthcare Ltd.	287,682	582
	Balrampur Chini Mills Ltd.	549,600	571
	Cox & Kings Ltd.	198,210	565
	NCC Ltd.	593,283	563
	Abbott India Ltd.	18,110	559
*	India Infoline Ltd.	534,375	552
	Supreme Industries Ltd.	139,613	550
	Radico Khaitan Ltd.	219,876	537
	Chambal Fertilizers & Chemicals Ltd.	372,084	536
	Anant Raj Industries Ltd.	482,092	531
*	Whirlpool of India Ltd.	129,089	530
	Bombay Dyeing & Manufacturing Co. Ltd.	53,604	530
	MindTree Ltd.	47,399	530
*	Lanco Infratech Ltd.	2,003,034	528
	Jagran Prakashan Ltd.	283,921	528
	Rolta India Ltd.	317,890	526
	Rallis India Ltd.	241,853	520
	Sunteck Realty Ltd.	71,785	519
	Bajaj Hindusthan Ltd.	880,127	505
	Orissa Minerals Development Co. Ltd.	791	500
	NIIT Technologies Ltd.	100,945	498
*	Jet Airways India Ltd.	77,901	496
	Indraprastha Gas Ltd.	118,294	490

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Gruh Finance Ltd.	37,440	483
	State Bank of Bikaner & Jaipur	65,236	473
	Shoppers Stop Ltd.	69,205	466
	Alstom Projects India Ltd.	62,479	464
*	JSW ISPAT Steel Ltd.	2,061,900	463
	Amara Raja Batteries Ltd.	82,959	461
	City Union Bank Ltd.	497,275	459
	CMC Ltd.	26,646	452
	BEML Ltd.	44,623	451
*	Indiabulls Infrastructure and Power Ltd.	2,968,835	436
	BASF India Ltd.	37,112	434
*	Development Credit Bank Ltd.	500,444	433
	Kemrock Industries & Exports Ltd.	44,983	428
	REI Agro Ltd.	1,981,679	427
	Trent Ltd.	24,255	423
*	Hathway Cable & Datacom Ltd.	143,463	423
*	Prism Cement Ltd.	462,653	422
	Alok Industries Ltd.	1,099,570	406
	Ballarpur Industries Ltd.	844,181	395
	Vijaya Bank	355,907	395
	Glodyne Technoserve Ltd.	50,846	394
*	Tata Teleservices Maharashtra Ltd.	1,488,444	389
	Triveni Turbine Ltd.	474,211	389
	TVS Motor Co. Ltd.	488,005	379
*	Tata Investment Corp. Ltd.	43,330	374
*	Himachal Futuristic Communications	1,765,189	370
	ABG Shipyard Ltd.	51,203	369
	Aban Offshore Ltd.	46,797	367
	Unichem Laboratories Ltd.	135,309	366
	Gujarat NRE Coke Ltd.	944,054	365
*	SpiceJet Ltd.	634,162	358
*	Tata Motors Ltd. ADR	11,500	342
	Orchid Chemicals & Pharmaceuticals Ltd.	99,237	338
	State Bank of Travancore	32,344	330
*	Parsvnath Developers Ltd.	304,956	328
	SREI Infrastructure Finance Ltd.	654,035	320
	Edelweiss Financial Services Ltd.	550,258	311
	S Kumars Nationwide Ltd.	525,960	311
	HCL Infosystems Ltd.	341,748	289
*	Sun Pharma Advanced Research Co. Ltd.	194,204	276
*	KSK Energy Ventures Ltd.	227,121	274
	Lakshmi Machine Works Ltd.	8,644	267
	Greaves Cotton Ltd.	169,824	261
	VIP Industries Ltd.	140,975	259
	Bajaj Electricals Ltd.	68,698	257
*	Uttam Galva Steels Ltd.	186,236	254
	Cholamandalam Investment and Finance Co. Ltd.	68,772	235
	Clariant Chemicals India Ltd.	19,759	231
	Graphite India Ltd.	130,082	224
*	Eros International Media Ltd.	63,367	222
	Tulip Telecom Ltd.	124,890	221
	Blue Star Ltd.	61,674	217
*	Mahanagar Telephone Nigam	448,634	212
*	Arshiya International Ltd.	71,369	210
	Kalpataru Power Transmission Ltd.	107,694	204
*	BF Utilities Ltd.	24,986	201
*	Hindustan Oil Exploration Co. Ltd.	86,584	200
	Escorts Ltd.	139,878	195
	FDC Ltd.	129,761	195
	SRF Ltd.	42,666	193
	NIIT Ltd.	231,147	193
	Punjab & Sind Bank	135,939	188
	Usha Martin Ltd.	332,841	186
	Navneet Publications India Ltd.	177,002	185

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Everonn Education Ltd.	42,592	185
	KEC International Ltd.	170,144	184
	Vardhman Textiles Ltd.	43,714	178
	Sterlite Technologies Ltd.	249,505	173
*	Texmaco Rail & Engineering Ltd.	151,224	170
	Arrow Webtex Ltd.	147,588	170
	Deepak Fertilizers & Petrochemicals Corp. Ltd.	65,290	170
	Gujarat Narmada Valley Fertilizers Co. Ltd.	109,481	170
*	Electrosteel Steels Ltd.	1,463,363	169
	Jyothy Laboratories Ltd.	50,569	167
	Elgi Equipments Ltd.	112,520	167
	Praj Industries Ltd.	122,701	163
	Zydus Wellness Ltd.	22,259	161
	Persistent Systems Ltd.	23,583	161
	Rain Commodities Ltd.	208,870	157
	Ingersoll-Rand India Ltd.	16,369	156
	Orient Paper & Industries Ltd.	146,364	155
*	Mercator Ltd.	370,865	150
	Gammon India Ltd.	169,161	148
	Hotel Leela Venture Ltd.	238,890	146
*	Asahi India Glass Ltd.	105,677	145
*	DEN Networks Ltd.	66,965	138
	Uflex Ltd.	62,820	137
*	TV18 Broadcast Ltd.	269,814	137
	Monsanto India Ltd.	10,448	135
*	Deccan Chronicle Holdings Ltd.	175,067	132
	Jai Corp. Ltd.	101,667	131
	Sundram Fasteners Ltd.	123,635	131
*	Oswal Chemicals & Fertilizers	187,811	129
	Time Technoplast Ltd.	122,258	127
	ICRA Ltd.	5,952	127
*	Merck Ltd.	10,931	126
	Gujarat Industries Power Co. Ltd.	92,501	118
*	Zuari Holdings Ltd.	19,189	118
	Elder Pharmaceuticals Ltd. Class A	18,882	114
	HEG Ltd.	25,567	109
*	Hexa Tradex Ltd.	73,926	104
*	SKS Microfinance Ltd.	51,013	101
	Gokul Refoils & Solvent Ltd.	64,322	98
	Sterlite Industries India Ltd. ADR	11,500	94
*	C Mahendra Exports Ltd.	36,566	91
*	Sujana Towers Ltd.	561,895	91
	JBF Industries Ltd.	41,998	90
	Lakshmi Vilas Bank Ltd.	55,693	84
	Bilcare Ltd.	25,282	83
	Kwality Dairy India Ltd.	120,290	80
	Electrosteel Castings Ltd.	202,033	79
*	Nagarjuna Fertilizers & Chemicals Ltd.	312,129	73
*	Network 18 Media & Investments Ltd.	98,956	71
	Zuari Industries Ltd.	19,189	59
	Sterling Biotech Ltd.	272,385	49
*	Sterling International Enterprises Ltd.	330,011	40
*	Jain Irrigation Systems Ltd.	32,150	26
*	Vardhman Special Steels Ltd.	8,742	4
			1,055,203
Indonesia (0.7%)
	Astra International Tbk PT	8,064,500	62,103
	Bank Central Asia Tbk PT	48,619,000	42,221
	Telekomunikasi Indonesia Persero Tbk PT	40,287,100	37,147
	Bank Rakyat Indonesia Persero Tbk PT	43,920,000	31,619
	Bank Mandiri Persero Tbk PT	36,937,624	29,622
	United Tractors Tbk PT	6,706,515	21,514
	Perusahaan Gas Negara Persero Tbk PT	43,655,500	15,852
	Semen Gresik Persero Tbk PT	11,892,000	15,673

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Gudang Garam Tbk PT	2,304,000	14,797
	Bumi Resources Tbk PT	62,370,500	13,695
	Unilever Indonesia Tbk PT	6,056,000	13,064
	Bank Negara Indonesia Persero Tbk PT	29,336,495	12,798
	Adaro Energy Tbk PT	57,341,000	11,554
	Indocement Tunggal Prakarsa Tbk PT	5,845,500	11,446
	Indofood Sukses Makmur Tbk PT	17,560,500	9,228
	Charoen Pokphand Indonesia Tbk PT	29,189,365	8,685
	Kalbe Farma Tbk PT	18,248,602	7,967
	Bank Danamon Indonesia Tbk PT	13,083,109	7,953
	Indo Tambangraya Megah Tbk PT	1,566,800	6,762
	Tambang Batubara Bukit Asam Persero Tbk PT	3,208,000	6,421
	Lippo Karawaci Tbk PT	68,962,000	6,215
	XL Axiata Tbk PT	7,008,223	4,112
	Bhakti Investama Tbk PT	79,123,000	3,942
	Summarecon Agung Tbk PT	19,311,000	3,625
	Astra Agro Lestari Tbk PT	1,531,500	3,549
	Ciputra Development Tbk PT	42,689,500	3,520
	Media Nusantara Citra Tbk PT	14,236,000	3,476
	Vale Indonesia Tbk PT	9,679,000	3,251
	AKR Corporindo Tbk PT	7,044,500	3,154
	Global Mediacom Tbk PT	16,740,000	3,017
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	9,165,000	2,907
	Indosat Tbk PT	5,444,000	2,860
*	Bakrie Telecom Tbk PT	94,762,000	2,623
	Aneka Tambang Persero Tbk PT	13,881,000	2,593
*	Energi Mega Persada Tbk PT	118,020,500	2,468
	Alam Sutera Realty Tbk PT	37,720,500	2,459
*	Indosiar Karya Media Tbk PT	5,792,000	2,437
*	Sentul City Tbk PT	66,391,500	2,269
*	Mitra Adiperkasa Tbk PT	2,924,000	2,205
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	18,892,500	2,109
	Holcim Indonesia Tbk PT	7,488,500	2,094
*	Trada Maritime Tbk PT	18,789,500	1,919
*	Garuda Indonesia Persero Tbk PT	26,355,500	1,917
	Gajah Tunggal Tbk PT	6,509,500	1,818
*	Bakrieland Development Tbk PT	143,164,500	1,816
*	Surya Semesta Internusa Tbk PT	13,039,500	1,696
	Japfa Comfeed Indonesia Tbk PT	3,656,000	1,674
*	Bakrie and Brothers Tbk PT	285,539,000	1,549
	Bank Tabungan Negara Persero Tbk PT	10,138,000	1,516
	Timah Persero Tbk PT	7,639,000	1,506
	Indika Energy Tbk PT	6,100,500	1,454
	Tower Bersama Infrastructure Tbk PT	4,320,500	1,429
*	Kawasan Industri Jababeka Tbk PT	57,069,000	1,424
	Citra Marga Nusaphala Persada Tbk PT	5,754,500	1,372
*	Multistrada Arah Sarana Tbk PT	22,108,000	1,367
	Bakrie Sumatera Plantations Tbk PT	39,972,500	1,299
	Ramayana Lestari Sentosa Tbk PT	12,777,000	1,187
	Medco Energi Internasional Tbk PT	5,193,500	1,183
*	Indah Kiat Pulp & Paper Corp. Tbk PT	10,125,000	1,166
	Krakatau Steel Persero Tbk PT	11,675,000	1,090
	Ciputra Property Tbk PT	12,657,500	1,087
*	Benakat Petroleum Energy Tbk PT	48,619,500	1,052
*	Delta Dunia Makmur Tbk PT	18,122,000	1,003
*	Agung Podomoro Land Tbk PT	24,396,000	992
	BW Plantation Tbk PT	5,823,000	973
	Bank Bukopin Tbk PT	12,149,166	963
*	Barito Pacific Tbk PT	12,416,500	956
	Hexindo Adiperkasa Tbk PT	830,000	926
*	Intiland Development Tbk PT	19,333,500	900
*	Resource Alam Indonesia Tbk PT	1,298,000	865
*	Pakuwon Jati Tbk PT	38,399,600	854
	Sampoerna Agro PT	2,367,000	842

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Panin Financial Tbk PT	50,196,000	833
	Wijaya Karya Persero Tbk PT	7,214,000	767
*	Berlian Laju Tanker Tbk PT	25,926,000	553
*	Selamat Sempurna Tbk PT	2,245,500	500
	Bisi International PT	5,460,000	498
*	Tunas Baru Lampung Tbk PT	7,396,500	489
	Pembangunan Perumahan Persero Tbk PT	5,998,000	456
*	Darma Henwa Tbk PT	42,227,000	357
*	Clipan Finance Indonesia Tbk PT	6,542,000	344
*	Buana Listya Tama Tbk PT	24,471,000	231
*	Polychem Indonesia Tbk PT	4,044,000	229
*	Asahimas Flat Glass Tbk PT	301,000	202
	Elnusa Tbk PT	5,038,000	107
			490,367
Ireland (0.3%)
	CRH plc	2,859,545	58,021
*	Elan Corp. plc	1,998,567	27,553
	Kerry Group plc Class A	562,103	25,671
*	Governor & Co. of the Bank of Ireland	102,598,166	15,242
	Paddy Power plc	174,332	11,392
	DCC plc	336,336	8,504
	C&C Group plc	1,349,301	6,772
	Kingspan Group plc	530,523	5,557
	Smurfit Kappa Group plc	615,633	5,186
*	Ryanair Holdings plc	701,590	3,962
	Glanbia plc	517,317	3,931
	Grafton Group plc	801,292	3,501
	United Drug plc	968,034	2,972
*	Greencore Group plc	1,441,477	1,655
	Irish Continental Group plc	58,683	1,189
	FBD Holdings plc	96,422	1,112
*	Aer Lingus Group plc	769,369	991
	WPP plc ADR	13,107	889
	Fyffes plc	1,093,618	663
	Total Produce plc	997,393	594
*	Independent News & Media plc	1,668,414	586
*	Ryanair Holdings plc ADR	7,900	266
*	Irish Bank Resolution Corp. Ltd.	698,992	—
			186,209
Israel (0.5%)
	Teva Pharmaceutical Industries Ltd.	3,740,458	171,040
	Israel Chemicals Ltd.	1,767,913	20,223
	Bank Hapoalim BM	4,226,672	15,685
	Bank Leumi Le-Israel BM	4,631,081	14,487
	Bezeq The Israeli Telecommunication Corp. Ltd.	6,924,329	11,544
*	NICE Systems Ltd.	242,536	9,298
*	Mellanox Technologies Ltd.	135,534	7,787
	Israel Corp. Ltd.	9,112	5,939
*	Mizrahi Tefahot Bank Ltd.	509,490	4,591
*	Israel Discount Bank Ltd. Class A	3,163,475	4,102
	Delek Group Ltd.	18,510	3,603
	Elbit Systems Ltd.	98,032	3,576
	Gazit-Globe Ltd.	285,474	3,050
	Paz Oil Co. Ltd.	19,030	2,593
	Partner Communications Co. Ltd.	328,446	2,455
	Osem Investments Ltd.	137,494	2,097
*	Oil Refineries Ltd.	3,563,606	2,074
	Harel Insurance Investments & Financial Services Ltd.	41,643	1,588
*	Migdal Insurance & Financial Holding Ltd.	1,042,506	1,533
*	Strauss Group Ltd.	120,399	1,456
	Cellcom Israel Ltd. (Registered)	113,956	1,436
	Shikun & Binui Ltd.	783,330	1,395
	Frutarom Industries Ltd.	141,428	1,349
*	Retalix Ltd.	63,831	1,347

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Given Imaging Ltd.	67,004	1,304
	Delek Automotive Systems Ltd.	146,848	1,231
	Alony Hetz Properties & Investments Ltd.	256,283	1,230
	Ormat Industries	246,408	1,224
	Cellcom Israel Ltd.	96,644	1,207
*	Clal Insurance Enterprises Holdings Ltd.	75,638	1,185
*	Africa Israel Investments Ltd.	307,669	1,166
	Shufersal Ltd.	280,848	988
*	First International Bank Of Israel Ltd.	86,634	984
	Melisron Ltd.	52,277	973
	Clal Industries and Investments Ltd.	251,239	924
*	Tower Semiconductor Ltd.	927,394	899
*	Ceragon Networks Ltd.	97,597	893
*	Nitsba Holdings 1995 Ltd.	95,147	840
	Hot Telecommunication System Ltd.	82,383	830
*	Jerusalem Economy Ltd.	110,588	810
*	Menorah Mivtachim Holdings Ltd.	98,527	779
	Ituran Location and Control Ltd.	55,428	758
*	Jerusalem Oil Exploration	35,955	699
	Electra Ltd.	7,997	694
	Amot Investments Ltd.	264,112	685
	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	19,945	685
*	Koor Industries Ltd.	41,126	600
	Matrix IT Ltd.	118,000	583
*	Industrial Buildings Corp.	393,465	576
*	Airport City Ltd.	118,787	576
	Norstar Holdings Inc.	26,242	546
*	Discount Investment Corp.	102,366	516
*	Africa Israel Properties Ltd.	49,002	490
	Phoenix Holdings Ltd.	194,602	482
*	AL-ROV Israel Ltd.	19,045	469
	Bayside Land Corp.	2,364	462
*	Gilat Satellite Networks Ltd.	112,502	461
*	Clal Biotechnology Industries Ltd.	102,659	427
*	Naphtha Israel Petroleum Corp. Ltd.	87,403	354
*	AudioCodes Ltd.	143,050	338
*	Union Bank of Israel	82,987	295
*	FIBI Holdings Ltd.	20,201	295
	Plasson Industries Ltd.	10,938	291
	Avgol Industries 1953 Ltd.	361,349	290
*	B Communications Ltd.	27,881	268
*	Hadera Paper Ltd.	5,919	243
	Property & Building Corp.	6,092	241
	Alrov Properties and Lodgings Ltd.	13,858	239
*	Elron Electronic Industries Ltd.	40,952	194
	Alon Holdings Blue Square Israel Ltd.	51,605	186
	Golf & Co. Ltd.	50,659	175
	Israel Land Development Co. Ltd.	21,797	155
	FMS Enterprises Migun Ltd.	8,902	154
*	Elco Holdings Ltd.	21,943	151
	Granite Hacarmel Investments Ltd.	101,768	140
*	Internet Gold-Golden Lines Ltd.	16,161	100
*	Kardan Yazamut	159,996	32
			325,565
Italy (1.5%)
	ENI SPA	9,578,290	212,830
	Enel SPA	26,205,236	85,938
*	UniCredit SPA	16,160,331	64,458
	Assicurazioni Generali SPA	4,652,465	63,475
	Intesa Sanpaolo SPA (Registered)	40,164,565	60,884
	Saipem SPA	1,058,228	52,305
*	Telecom Italia SPA (Registered)	37,380,240	42,408
	Fiat Industrial SPA	3,054,144	34,671
	Tenaris SA	1,600,373	31,152

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Snam SPA	6,397,198	30,391
*	Telecom Italia SPA (Bearer)	24,050,134	22,526
	Atlantia SPA	1,258,443	19,081
	Terna Rete Elettrica Nazionale SPA	4,803,459	17,844
	Luxottica Group SPA	463,459	16,572
^,*	Fiat SPA	3,055,941	14,761
	Prysmian SPA	808,584	13,171
^	Unione di Banche Italiane SCPA	3,269,069	12,151
	Pirelli & C SPA	944,777	11,512
	Enel Green Power SPA	6,980,290	11,271
^	Banco Popolare SC	6,991,237	10,397
	Mediobanca SPA	2,070,909	10,125
	Davide Campari-Milano SPA	1,170,104	8,273
^	Banca Popolare di Sondrio SCARL	1,220,695	8,225
^	Finmeccanica SPA	1,645,341	7,078
^	Banca Monte dei Paschi di Siena SPA	19,829,491	7,054
*	Banca Popolare dell'Emilia Romagna Scrl	1,120,966	6,887
	Mediaset SPA	2,844,033	6,769
^	Exor SPA	254,540	5,926
	Tenaris SA ADR	139,938	5,484
^	Banca Popolare di Milano Scarl	10,176,311	5,010
	Intesa Sanpaolo SPA (Bearer)	3,742,132	5,001
	Autogrill SPA	451,028	4,491
	Azimut Holding SPA	457,071	4,490
^	Impregilo SPA	1,111,844	4,394
*	Salvatore Ferragamo Italia SPA	173,494	4,240
^	Tod's SPA	36,513	4,207
*	Lottomatica SPA	212,313	3,928
	Mediolanum SPA	906,250	3,716
^,*	Buzzi Unicem SPA	311,475	3,171
	Societa Cattolica di Assicurazioni SCRL	167,955	3,154
	Ansaldo STS SPA	350,871	3,101
^	Banca Carige SPA	2,670,073	2,791
^	A2A SPA	4,214,828	2,675
^	DiaSorin SPA	99,001	2,611
	Banca Generali SPA	205,890	2,519
	Recordati SPA	360,755	2,512
	Hera SPA	1,520,567	2,286
	Interpump Group SPA	251,123	2,242
	De'Longhi SPA	158,851	2,239
^,*	Yoox SPA	154,887	2,216
	CIR-Compagnie Industriali Riunite SPA	1,616,954	2,208
	Danieli & C Officine Meccaniche SPA	145,989	2,163
*	Sorin SPA	1,047,874	1,967
	Beni Stabili SPA	3,324,632	1,847
	Amplifon SPA	334,601	1,835
	Piaggio & C SPA	600,242	1,815
^	Italcementi SPA	277,225	1,743
	ERG SPA	221,275	1,668
	Danieli & C Officine Meccaniche SPA	56,752	1,611
^,*	Banca Piccolo Credito Valtellinese Scarl	1,036,032	1,554
	ACEA SPA	256,657	1,485
	Astaldi SPA	191,611	1,485
	Societa Iniziative Autostradali e Servizi SPA	227,843	1,428
*	Gemina SPA	1,664,672	1,423
*	Saras SPA	1,123,944	1,420
	Brembo SPA	123,561	1,401
	Credito Emiliano SPA	323,048	1,323
^,*	Unipol Gruppo Finanziario SPA	43,064	1,297
	Italcementi SPA RSP	424,492	1,290
	Iren SPA	1,669,421	1,105
	Indesit Co. SPA	181,615	1,056
	MARR SPA	96,812	1,048
^	Geox SPA	319,807	1,031

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Cofide SPA	1,501,166	1,009
^,*	Milano Assicurazioni SPA	2,773,067	924
^,*	Fondiaria-Sai SPA	683,077	841
	Buzzi Unicem SPA	155,835	801
	Zignago Vetro SPA	112,231	785
*	Ei Towers	31,646	782
^,*	Buongiorno SPA	344,124	737
*	Safilo Group SPA	111,975	735
	Italmobiliare SPA	60,840	716
^,*	Unipol Gruppo Finanziario SPA Prior Pfd.	45,734	683
	Autostrada Torino-Milano SPA	124,686	675
^,*	RCS MediaGroup SPA	725,674	637
	Trevi Finanziaria Industriale SPA	111,974	631
^,*	Prelios SPA	2,955,945	623
*	DeA Capital SPA	332,916	621
	Gruppo Editoriale L'Espresso SPA	446,702	604
^	Arnoldo Mondadori Editore SPA	408,382	603
	Industria Macchine Automatiche SPA	30,014	551
^,*	Juventus Football Club SPA	1,690,066	542
	Vittoria Assicurazioni SPA	85,350	535
	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SPA	11,820	520
	Immobiliare Grande Distribuzione	474,363	508
	Sogefi SPA	185,160	503
	IMMSI SPA	672,788	503
^	Landi Renzo SPA	232,365	494
	Italmobiliare SPA	25,946	492
	Banca Popolare dell'Etruria e del Lazio	297,777	488
	Engineering Ingegneria Informatica SPA	15,727	441
	Banco di Desio e della Brianza SPA	116,159	420
	Esprinet SPA	86,418	384
^,*	Alerion Cleanpower SPA	74,112	378
	Cairo Communication SPA	82,741	348
^	Maire Tecnimont SPA	365,417	320
*	Cam Finanziaria SPA	672,470	316
	Cementir Holding SPA	159,129	314
	KME Group SPA	754,652	308
	Banca IFIS SPA	48,249	301
*	Snai SPA	166,386	291
*	Poltrona Frau SPA	210,555	290
	BasicNet SPA	102,532	286
*	Telecom Italia Media SPA	1,429,503	285
	Sabaf SPA	18,487	274
	Marcolin SPA	56,805	270
	Reply SPA	11,876	268
^,*	Fondiaria-Sai SPA RSP	382,111	267
	Banca Profilo SPA	731,088	250
	Ascopiave SPA	154,426	245
*	Fiera Milano SPA	34,872	178
^,*	Premafin Finanziaria SPA	527,784	158
*	Biesse SPA	35,274	158
*	Carraro SPA	49,088	114
*	Delclima	141,418	83
			1,024,306
Japan (14.9%)
	Toyota Motor Corp.	10,968,779	449,476
	Mitsubishi UFJ Financial Group Inc.	50,656,712	243,229
	Honda Motor Co. Ltd.	6,482,815	233,311
	Canon Inc.	4,508,173	204,346
	Sumitomo Mitsui Financial Group Inc.	5,341,816	170,932
	Mizuho Financial Group Inc.	90,731,080	143,038
	Takeda Pharmaceutical Co. Ltd.	3,140,091	137,018
	FANUC Corp.	761,950	128,503
	Mitsubishi Corp.	5,588,868	121,122
	Hitachi Ltd.	17,974,839	114,486

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

		Market
		Value
	Shares	($000)
Komatsu Ltd.	3,772,879	108,583
Mitsui & Co. Ltd.	6,909,948	107,903
Softbank Corp.	3,523,892	105,176
NTT DoCoMo Inc.	60,751	103,732
Nissan Motor Co. Ltd.	9,887,121	102,797
Japan Tobacco Inc.	17,894	99,127
Shin-Etsu Chemical Co. Ltd.	1,632,921	94,252
Seven & I Holdings Co. Ltd.	2,998,109	90,753
Mitsubishi Estate Co. Ltd.	4,979,564	88,030
East Japan Railway Co.	1,354,002	84,242
Nippon Telegraph & Telephone Corp.	1,736,351	78,562
KDDI Corp.	11,595	75,904
Tokio Marine Holdings Inc.	2,880,530	73,694
Astellas Pharma Inc.	1,768,647	71,729
ITOCHU Corp.	5,995,565	67,835
Mitsubishi Electric Corp.	7,696,010	67,606
Panasonic Corp.	8,784,056	67,344
Toshiba Corp.	16,034,797	65,547
Sony Corp.	3,994,959	64,614
Sumitomo Corp.	4,484,171	63,725
Denso Corp.	1,931,591	62,459
Bridgestone Corp.	2,586,911	61,211
Mitsui Fudosan Co. Ltd.	3,325,138	60,906
Kyocera Corp.	609,393	59,410
Nomura Holdings Inc.	14,416,198	59,094
Inpex Corp.	8,726	57,614
Kao Corp.	2,089,394	55,986
Mitsubishi Heavy Industries Ltd.	12,074,070	54,756
Nintendo Co. Ltd.	394,974	53,315
Nippon Steel Corp.	20,353,175	50,718
JX Holdings Inc.	8,946,378	50,466
Central Japan Railway Co.	5,973	49,589
Tokyo Gas Co. Ltd.	9,808,827	47,334
Fast Retailing Co. Ltd.	210,892	47,128
Murata Manufacturing Co. Ltd.	805,980	46,061
Daiichi Sankyo Co. Ltd.	2,679,219	46,011
Marubeni Corp.	6,581,507	45,700
Dai-ichi Life Insurance Co. Ltd.	35,830	44,867
Toray Industries Inc.	5,829,044	44,816
Kubota Corp.	4,612,710	44,527
Chubu Electric Power Co. Inc.	2,711,776	44,411
Kansai Electric Power Co. Inc.	2,986,622	43,308
Keyence Corp.	181,469	42,831
MS&AD Insurance Group Holdings	2,272,488	41,896
Kirin Holdings Co. Ltd.	3,267,622	41,605
Sumitomo Electric Industries Ltd.	3,005,456	40,541
Nikon Corp.	1,358,036	40,250
ORIX Corp.	416,155	39,789
Hoya Corp.	1,732,966	39,749
Secom Co. Ltd.	833,700	39,448
Eisai Co. Ltd.	1,001,864	39,156
FUJIFILM Holdings Corp.	1,843,753	39,107
Nidec Corp.	431,966	38,819
Tokyo Electron Ltd.	684,649	37,941
Sumitomo Mitsui Trust Holdings Inc.	12,383,973	36,279
SMC Corp.	215,016	35,908
Fujitsu Ltd.	7,385,939	35,898
Asahi Group Holdings Ltd.	1,543,206	34,749
JFE Holdings Inc.	1,837,717	34,368
Sumitomo Realty & Development Co. Ltd.	1,423,703	33,951
Ajinomoto Co. Inc.	2,574,953	33,233
Rakuten Inc.	28,908	32,242
Resona Holdings Inc.	7,500,743	31,860
Asahi Glass Co. Ltd.	4,015,285	31,570

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Suzuki Motor Corp.	1,336,301	31,452
	Aeon Co. Ltd.	2,387,199	31,165
	Terumo Corp.	679,363	31,128
	Asahi Kasei Corp.	5,032,874	31,107
	NKSJ Holdings Inc.	1,481,761	30,500
	Osaka Gas Co. Ltd.	7,470,211	30,210
	Otsuka Holdings Co. Ltd.	1,001,939	30,196
	Mitsubishi Chemical Holdings Corp.	5,377,173	28,338
	West Japan Railway Co.	675,997	27,772
	Sumitomo Metal Mining Co. Ltd.	2,086,726	27,372
	Isuzu Motors Ltd.	4,725,630	26,980
	Nitto Denko Corp.	656,754	26,953
	Aisin Seiki Co. Ltd.	764,045	26,904
	Daito Trust Construction Co. Ltd.	288,476	25,942
	Sumitomo Chemical Co. Ltd.	6,259,186	25,737
	TDK Corp.	490,290	25,601
	Sharp Corp.	3,967,995	25,384
	Unicharm Corp.	453,115	25,348
	Shiseido Co. Ltd.	1,433,303	25,093
	Daiwa Securities Group Inc.	6,613,805	24,994
	T&D Holdings Inc.	2,296,313	24,753
	Daikin Industries Ltd.	934,843	24,699
	Daiwa House Industry Co. Ltd.	1,909,420	24,640
	Yamato Holdings Co. Ltd.	1,589,447	24,507
	Shizuoka Bank Ltd.	2,322,462	24,304
	Sumitomo Metal Industries Ltd.	13,364,066	24,007
	Ricoh Co. Ltd.	2,668,122	23,901
	Bank of Yokohama Ltd.	4,890,741	23,686
	JGC Corp.	821,228	23,647
	Odakyu Electric Railway Co. Ltd.	2,499,813	23,169
	Nippon Building Fund Inc.	2,416	22,957
^	Kintetsu Corp.	6,464,749	22,806
	Oriental Land Co. Ltd.	199,501	22,119
	Dentsu Inc.	718,827	22,072
	Kyushu Electric Power Co. Inc.	1,607,378	21,321
	Sekisui House Ltd.	2,294,245	21,269
	Tokyu Corp.	4,523,156	21,181
	Yamada Denki Co. Ltd.	325,926	21,150
	JS Group Corp.	1,061,385	20,842
	Tobu Railway Co. Ltd.	4,082,695	20,781
	Chugoku Electric Power Co. Inc.	1,183,420	20,305
	Toyota Industries Corp.	715,575	20,212
	Dai Nippon Printing Co. Ltd.	2,229,803	19,789
	Shimano Inc.	296,448	19,493
	Kuraray Co. Ltd.	1,364,946	19,480
	Japan Real Estate Investment Corp.	2,176	19,277
	Tohoku Electric Power Co. Inc.	1,806,176	18,938
	Shikoku Electric Power Co. Inc.	727,482	18,791
	Ono Pharmaceutical Co. Ltd.	330,379	18,706
*	NEC Corp.	10,315,204	18,623
	Chiba Bank Ltd.	3,020,827	18,353
	Nippon Yusen KK	6,080,921	17,975
	Sega Sammy Holdings Inc.	851,994	17,877
	Mitsui OSK Lines Ltd.	4,553,350	17,648
	Fuji Heavy Industries Ltd.	2,334,650	17,609
*	Mitsubishi Motors Corp.	15,510,202	17,402
	Yahoo Japan Corp.	57,939	17,388
	Rohm Co. Ltd.	384,297	17,331
	NTT Data Corp.	4,997	17,295
	Makita Corp.	448,864	17,182
	Omron Corp.	803,203	17,065
	Kawasaki Heavy Industries Ltd.	5,663,640	17,001
*	Mazda Motor Corp.	10,369,360	16,851
	Toyota Tsusho Corp.	844,676	16,751

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Keio Corp.	2,301,350	16,645
	Isetan Mitsukoshi Holdings Ltd.	1,501,943	16,360
	Chugai Pharmaceutical Co. Ltd.	897,130	16,147
	Keikyu Corp.	1,854,040	15,917
	Lawson Inc.	237,907	15,751
	OJI Paper Co. Ltd.	3,402,531	15,623
	Konica Minolta Holdings Inc.	1,917,890	15,560
	Sekisui Chemical Co. Ltd.	1,722,942	15,491
	Shionogi & Co. Ltd.	1,178,871	15,377
	Toppan Printing Co. Ltd.	2,211,823	14,981
	Yamaha Motor Co. Ltd.	1,105,484	14,765
	Daihatsu Motor Co. Ltd.	768,764	14,512
*	Tokyo Electric Power Co. Inc.	5,724,345	14,291
^	Yakult Honsha Co. Ltd.	382,006	14,072
	Kobe Steel Ltd.	9,834,660	14,026
	JSR Corp.	707,270	13,959
	Nitori Holdings Co. Ltd.	147,816	13,602
	Olympus Corp.	861,812	13,531
	Benesse Holdings Inc.	268,830	13,348
	Hirose Electric Co. Ltd.	126,563	13,253
	Showa Denko KK	5,934,036	13,204
	Mitsubishi Materials Corp.	4,406,510	13,143
	Electric Power Development Co. Ltd.	468,203	12,955
	Fukuoka Financial Group Inc.	3,098,183	12,890
	Nippon Electric Glass Co. Ltd.	1,594,931	12,887
	Nippon Express Co. Ltd.	3,374,465	12,739
	IHI Corp.	5,255,605	12,714
	Teijin Ltd.	3,754,138	12,625
	Trend Micro Inc.	415,958	12,618
	Credit Saison Co. Ltd.	584,647	12,547
	Brother Industries Ltd.	929,989	12,496
	NGK Insulators Ltd.	999,613	12,468
	Santen Pharmaceutical Co. Ltd.	295,517	12,367
	Mitsubishi Tanabe Pharma Corp.	885,728	12,294
	Dena Co. Ltd.	388,142	12,179
	MEIJI Holdings Co. Ltd.	273,908	12,132
	NSK Ltd.	1,747,217	11,988
	Japan Retail Fund Investment Corp.	7,499	11,957
	Sysmex Corp.	289,468	11,633
	Taisho Pharmaceutical Holdings Co. Ltd.	143,282	11,467
	Hokuriku Electric Power Co.	669,052	11,451
	Sony Financial Holdings Inc.	694,626	11,352
	Sumitomo Heavy Industries Ltd.	2,189,629	11,293
	Joyo Bank Ltd.	2,585,612	11,287
	FamilyMart Co. Ltd.	251,600	11,199
	Namco Bandai Holdings Inc.	778,651	11,134
	Obayashi Corp.	2,609,498	11,046
	Hisamitsu Pharmaceutical Co. Inc.	247,456	11,011
	Kurita Water Industries Ltd.	446,782	10,948
	Bank of Kyoto Ltd.	1,285,691	10,892
	Kyowa Hakko Kirin Co. Ltd.	1,032,772	10,856
	Konami Corp.	373,596	10,805
	Taiheiyo Cement Corp.	4,458,400	10,640
	Hamamatsu Photonics KK	264,617	10,516
	TonenGeneral Sekiyu KK	1,122,488	10,499
	Sankyo Co. Ltd.	215,213	10,377
	Taisei Corp.	4,056,745	10,304
	Ube Industries Ltd.	4,012,344	10,261
	Hokkaido Electric Power Co. Inc.	723,578	10,169
	Shimamura Co. Ltd.	88,762	10,052
^	Gree Inc.	369,755	10,001
	J Front Retailing Co. Ltd.	1,945,500	9,996
	Mitsubishi Gas Chemical Co. Inc.	1,520,593	9,962
	Toho Gas Co. Ltd.	1,638,317	9,885

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Ibiden Co. Ltd.	482,914	9,859
	United Urban Investment Corp. Class A	8,359	9,849
^	All Nippon Airways Co. Ltd.	3,353,993	9,844
	Advantest Corp.	588,589	9,781
	JTEKT Corp.	891,754	9,774
	Mitsubishi UFJ Lease & Finance Co. Ltd.	233,303	9,693
	THK Co. Ltd.	484,124	9,681
	Amada Co. Ltd.	1,419,692	9,636
	Rinnai Corp.	131,175	9,557
	Kajima Corp.	3,348,413	9,544
	Mitsui Chemicals Inc.	3,272,535	9,455
	Kansai Paint Co. Ltd.	877,524	9,445
	Sumitomo Rubber Industries Ltd.	681,645	9,380
^	Hitachi Construction Machinery Co. Ltd.	432,640	9,356
	Nomura Research Institute Ltd.	406,849	9,334
	Toyo Suisan Kaisha Ltd.	354,665	9,105
	Nisshin Seifun Group Inc.	746,173	9,104
	Hachijuni Bank Ltd.	1,668,535	9,081
	NGK Spark Plug Co. Ltd.	628,683	8,975
	TOTO Ltd.	1,198,937	8,871
	Shimizu Corp.	2,325,794	8,841
	Nissin Foods Holdings Co. Ltd.	234,962	8,841
	Chugoku Bank Ltd.	695,209	8,785
	USS Co. Ltd.	86,517	8,776
	Stanley Electric Co. Ltd.	572,640	8,773
	Miraca Holdings Inc.	219,365	8,639
	Hokuhoku Financial Group Inc.	4,923,695	8,614
	Nippon Meat Packers Inc.	673,126	8,598
	Suzuken Co. Ltd.	282,017	8,530
	Advance Residence Investment Corp.	4,404	8,514
	Shimadzu Corp.	950,080	8,459
	NOK Corp.	411,130	8,457
	Sojitz Corp.	5,007,687	8,434
	Keisei Electric Railway Co. Ltd.	1,088,286	8,400
	Yokogawa Electric Corp.	867,644	8,328
	Hitachi Metals Ltd.	662,941	8,257
	UNY Co. Ltd.	704,100	8,182
	Iyo Bank Ltd.	981,262	8,143
	Tokyu Land Corp.	1,677,814	8,086
	Idemitsu Kosan Co. Ltd.	87,260	8,035
	Hiroshima Bank Ltd.	1,975,965	8,028
	Toho Co. Ltd.	447,713	8,025
	Nabtesco Corp.	375,856	8,024
	Takashimaya Co. Ltd.	1,046,922	7,936
	Gunma Bank Ltd.	1,562,633	7,928
	Toyo Seikan Kaisha Ltd.	595,332	7,922
^	Sanrio Co. Ltd.	179,640	7,896
	Japan Prime Realty Investment Corp.	2,743	7,877
	Kamigumi Co. Ltd.	972,414	7,815
^	Nippon Paper Group Inc.	389,256	7,793
	Hitachi Chemical Co. Ltd.	420,015	7,786
	MISUMI Group Inc.	323,000	7,556
	Japan Steel Works Ltd.	1,241,494	7,552
	Kikkoman Corp.	638,714	7,489
	Jupiter Telecommunications Co. Ltd.	7,017	7,437
	Chiyoda Corp.	615,879	7,416
	Hino Motors Ltd.	1,045,783	7,396
	McDonald's Holdings Co. Japan Ltd.	260,594	7,395
	Daicel Corp.	1,164,782	7,383
	Yamaguchi Financial Group Inc.	854,340	7,338
	Yaskawa Electric Corp.	841,412	7,328
	Air Water Inc.	579,553	7,305
	Denki Kagaku Kogyo KK	1,885,447	7,298
	MediPal Holdings Corp.	575,217	7,276

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Dainippon Screen Manufacturing Co. Ltd.	805,000	7,268
	Yamazaki Baking Co. Ltd.	490,640	7,256
	SBI Holdings Inc.	89,916	7,236
	Alfresa Holdings Corp.	156,370	7,221
	NTN Corp.	1,892,324	7,158
	Taiyo Nippon Sanso Corp.	1,035,882	7,157
^	GS Yuasa Corp.	1,388,526	7,146
	Nishi-Nippon City Bank Ltd.	2,698,372	7,137
	Suruga Bank Ltd.	712,441	7,106
	Shinsei Bank Ltd.	5,488,037	7,082
	Furukawa Electric Co. Ltd.	2,571,000	6,977
	Marui Group Co. Ltd.	875,075	6,946
	Kaneka Corp.	1,118,429	6,912
	Seiko Epson Corp.	516,511	6,891
	Daido Steel Co. Ltd.	1,107,463	6,870
	Don Quijote Co. Ltd.	184,500	6,767
	NHK Spring Co. Ltd.	630,889	6,585
	Nomura Real Estate Holdings Inc.	374,147	6,541
	Citizen Holdings Co. Ltd.	1,036,191	6,508
	Yokohama Rubber Co. Ltd.	888,000	6,491
	Asics Corp.	602,511	6,487
	Ebara Corp.	1,596,000	6,457
	Cosmo Oil Co. Ltd.	2,322,850	6,442
	Nomura Real Estate Office Fund Inc. Class A	1,097	6,369
	Dainippon Sumitomo Pharma Co. Ltd.	634,692	6,356
	Nishi-Nippon Railroad Co. Ltd.	1,352,000	6,337
	Aeon Mall Co. Ltd.	284,972	6,320
	Hitachi High-Technologies Corp.	250,863	6,304
^	Casio Computer Co. Ltd.	948,583	6,302
	Tsumura & Co.	235,813	6,301
	Alps Electric Co. Ltd.	683,800	6,219
	Nippon Kayaku Co. Ltd.	621,000	6,218
	Yamaha Corp.	632,856	6,135
^	Kawasaki Kisen Kaisha Ltd.	2,900,710	6,110
	DIC Corp.	2,922,000	6,071
	Minebea Co. Ltd.	1,337,000	6,058
	Mori Trust Sogo Reit Inc.	685	6,057
^	CyberAgent Inc.	1,947	5,996
	Rengo Co. Ltd.	816,000	5,966
	Frontier Real Estate Investment Corp.	704	5,958
	Nippon Paint Co. Ltd.	780,000	5,949
	Kewpie Corp.	396,100	5,942
	Fuji Electric Co. Ltd.	2,213,774	5,929
	Osaka Securities Exchange Co. Ltd.	1,034	5,920
	Zeon Corp.	679,000	5,917
	Oracle Corp. Japan	152,838	5,903
	Obic Co. Ltd.	27,970	5,895
	Nippon Shokubai Co. Ltd.	526,000	5,893
	Dowa Holdings Co. Ltd.	920,000	5,864
	Koito Manufacturing Co. Ltd.	378,800	5,862
	Aozora Bank Ltd.	2,279,297	5,846
*	Tokyo Tatemono Co. Ltd.	1,573,000	5,808
	Seven Bank Ltd.	2,344,519	5,793
	Sawai Pharmaceutical Co. Ltd.	54,500	5,743
	Tosoh Corp.	2,073,279	5,732
	Hakuhodo DY Holdings Inc.	91,518	5,715
	Mitsui Mining & Smelting Co. Ltd.	2,250,000	5,642
	Kagome Co. Ltd.	279,600	5,628
	Disco Corp.	93,300	5,575
^	Aeon Credit Service Co. Ltd.	316,565	5,518
	Ushio Inc.	417,643	5,448
	77 Bank Ltd.	1,366,000	5,447
	Nagase & Co. Ltd.	449,600	5,443
	Park24 Co. Ltd.	393,500	5,416

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	K's Holdings Corp.	179,600	5,403
	Glory Ltd.	249,700	5,370
	Toyoda Gosei Co. Ltd.	258,063	5,260
^,*	Pioneer Corp.	1,037,600	5,236
	Azbil Corp.	242,700	5,200
	Senshu Ikeda Holdings Inc.	3,892,400	5,181
	Japan Petroleum Exploration Co.	113,553	5,180
	Japan Logistics Fund Inc.	587	5,150
	Kobayashi Pharmaceutical Co. Ltd.	102,400	5,143
	Shiga Bank Ltd.	899,000	5,136
	Nisshinbo Holdings Inc.	584,000	5,135
	Orix JREIT Inc.	1,154	5,131
	Otsuka Corp.	63,677	5,121
	Horiba Ltd.	145,900	5,116
	Itochu Techno-Solutions Corp.	111,249	5,076
	Mitsubishi Logistics Corp.	460,435	5,051
	Wacoal Holdings Corp.	434,000	5,034
	Nifco Inc.	186,900	5,028
*	Sumco Corp.	470,978	5,000
	Nissan Chemical Industries Ltd.	551,600	4,998
	Nippon Accommodations Fund Inc. Class A	743	4,906
	Anritsu Corp.	373,000	4,867
	Ryohin Keikaku Co. Ltd.	89,500	4,859
	Sotetsu Holdings Inc.	1,567,000	4,845
	Square Enix Holdings Co. Ltd.	246,407	4,823
	Nichirei Corp.	1,063,000	4,820
	Lion Corp.	833,000	4,812
*	Oki Electric Industry Co. Ltd.	2,810,000	4,784
	Yamato Kogyo Co. Ltd.	167,855	4,776
	Awa Bank Ltd.	805,000	4,752
^	Nippon Sheet Glass Co. Ltd.	3,638,413	4,713
	Showa Shell Sekiyu KK	746,059	4,695
	Takara Holdings Inc.	690,000	4,685
	Sumitomo Osaka Cement Co. Ltd.	1,537,000	4,659
	OSG Corp.	294,600	4,650
	NET One Systems Co. Ltd.	338,000	4,611
	Sapporo Holdings Ltd.	1,317,000	4,604
	Autobacs Seven Co. Ltd.	95,300	4,574
	Toyobo Co. Ltd.	3,355,000	4,568
	Sumitomo Forestry Co. Ltd.	524,100	4,561
	Coca-Cola West Co. Ltd.	250,726	4,526
	Sapporo Hokuyo Holdings Inc.	1,291,900	4,513
	Rohto Pharmaceutical Co. Ltd.	352,000	4,509
	Aoyama Trading Co. Ltd.	218,300	4,504
	House Foods Corp.	261,200	4,399
^	Taiyo Yuden Co. Ltd.	411,000	4,396
^	Kakaku.com Inc.	140,200	4,360
	Nihon Kohden Corp.	149,300	4,355
	San-In Godo Bank Ltd.	603,000	4,336
	Keiyo Bank Ltd.	930,000	4,327
	Capcom Co. Ltd.	186,500	4,259
	OKUMA Corp.	538,000	4,230
	Sankyu Inc.	1,060,000	4,206
	Fujikura Ltd.	1,332,000	4,142
*	Haseko Corp.	5,719,500	4,121
	COMSYS Holdings Corp.	408,700	4,120
	Hitachi Zosen Corp.	3,058,000	4,117
	Maruichi Steel Tube Ltd.	186,812	4,111
	Mitsui Engineering & Shipbuilding Co. Ltd.	2,793,000	4,107
	IT Holdings Corp.	320,500	4,104
	Juroku Bank Ltd.	1,301,000	4,095
	Sundrug Co. Ltd.	133,100	4,077
^	Tokuyama Corp.	1,291,000	4,036
	Ogaki Kyoritsu Bank Ltd.	1,179,000	4,034

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Ito En Ltd.	222,700	4,028
	Sugi Holdings Co. Ltd.	123,600	4,006
	Seino Holdings Corp.	578,000	4,004
	Daishi Bank Ltd.	1,283,000	3,998
	Nisshin Steel Co. Ltd.	2,847,926	3,997
	H2O Retailing Corp.	453,000	3,987
	M3 Inc.	857	3,984
	Nanto Bank Ltd.	890,000	3,978
	Tokai Carbon Co. Ltd.	785,000	3,929
	Hyakujushi Bank Ltd.	923,000	3,924
	Kiyo Holdings Inc.	2,736,000	3,923
	Mabuchi Motor Co. Ltd.	93,016	3,891
	Sumitomo Bakelite Co. Ltd.	745,000	3,870
	Kenedix Realty Investment Corp. Class A	1,110	3,870
	Hyakugo Bank Ltd.	931,000	3,866
	Century Tokyo Leasing Corp.	193,000	3,860
	Izumi Co. Ltd.	184,600	3,846
	Mori Seiki Co. Ltd.	385,600	3,843
	ABC-Mart Inc.	105,189	3,831
	Hokkoku Bank Ltd.	1,077,000	3,820
	Shimachu Co. Ltd.	169,100	3,809
	Daiwahouse Residential Investment Corp.	556	3,809
	Tokai Rika Co. Ltd.	204,100	3,802
	Unipres Corp.	120,900	3,800
	Kaken Pharmaceutical Co. Ltd.	306,000	3,784
	Higo Bank Ltd.	665,000	3,709
	Musashino Bank Ltd.	113,400	3,695
	Onward Holdings Co. Ltd.	471,000	3,683
	Japan Excellent Inc.	701	3,681
	Toagosei Co. Ltd.	847,000	3,667
	Toho Holdings Co. Ltd.	185,200	3,600
	Kinden Corp.	517,006	3,590
^	Calbee Inc.	59,200	3,583
	Tsuruha Holdings Inc.	59,600	3,571
	Kagoshima Bank Ltd.	592,000	3,564
	Duskin Co. Ltd.	182,900	3,541
	Lintec Corp.	182,800	3,532
	Asatsu-DK Inc.	120,200	3,476
	Hoshizaki Electric Co. Ltd.	144,100	3,455
	NTT Urban Development Corp.	4,494	3,447
	TS Tech Co. Ltd.	175,400	3,446
	Heiwa Corp.	164,800	3,434
^	Penta-Ocean Construction Co. Ltd.	1,166,500	3,428
	Wacom Co. Ltd.	1,416	3,402
	Daiichikosho Co. Ltd.	168,100	3,394
^	Start Today Co. Ltd.	218,576	3,364
	KYORIN Holdings Inc.	174,000	3,340
	Hitachi Transport System Ltd.	182,200	3,334
	Tokyo Ohka Kogyo Co. Ltd.	154,700	3,327
	Calsonic Kansei Corp.	587,000	3,302
	Shochiku Co. Ltd.	342,000	3,295
	Exedy Corp.	117,100	3,291
	Tsubakimoto Chain Co.	541,000	3,287
^	Zensho Holdings Co. Ltd.	261,700	3,259
	Sanwa Holdings Corp.	859,000	3,249
	Komeri Co. Ltd.	115,500	3,236
	Megmilk Snow Brand Co. Ltd.	178,200	3,229
	Nachi-Fujikoshi Corp.	643,000	3,210
	Ezaki Glico Co. Ltd.	267,000	3,194
	Tokyu REIT Inc.	619	3,190
	Tadano Ltd.	430,000	3,189
	Hitachi Capital Corp.	190,800	3,154
	Takata Corp.	127,900	3,136
^	KYB Co. Ltd.	552,000	3,131

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Canon Marketing Japan Inc.	242,600	3,130
	Toyota Boshoku Corp.	253,778	3,125
	ADEKA Corp.	340,000	3,124
^	Fukuyama Transporting Co. Ltd.	567,000	3,097
	Nipro Corp.	451,900	3,095
	Aica Kogyo Co. Ltd.	210,200	3,080
	Top REIT Inc.	545	3,070
	Maeda Road Construction Co. Ltd.	253,000	3,057
	SCSK Corp.	196,136	3,054
	FP Corp.	47,100	3,042
	Hokuetsu Kishu Paper Co. Ltd.	475,000	3,040
	Bank of Okinawa Ltd.	72,800	3,036
	Toyo Ink SC Holdings Co. Ltd.	757,000	3,028
	Hanwa Co. Ltd.	720,000	3,021
	Tokai Tokyo Financial Holdings Inc.	846,000	3,013
	Accordia Golf Co. Ltd.	3,869	3,002
	Nippon Konpo Unyu Soko Co. Ltd.	231,000	3,001
	Ship Healthcare Holdings Inc.	126,500	2,990
	Mori Hills REIT Investment Corp.	716	2,986
	Fuji Oil Co. Ltd.	219,900	2,985
	Nippon Suisan Kaisha Ltd.	912,600	2,974
	Tokyo Steel Manufacturing Co. Ltd.	391,500	2,971
	Sangetsu Co. Ltd.	113,700	2,970
	Daikyo Inc.	1,132,000	2,952
^	Industrial & Infrastructure Fund Investment Corp.	486	2,950
	Maruha Nichiro Holdings Inc.	1,685,000	2,929
	Tokyo Seimitsu Co. Ltd.	141,900	2,917
	SKY Perfect JSAT Holdings Inc.	6,696	2,916
	Daiwa Office Investment Corp. Class A	1,051	2,913
	Kyowa Exeo Corp.	320,200	2,913
	Fukuoka REIT Co. Class A	402	2,897
	Central Glass Co. Ltd.	705,000	2,890
	Premier Investment Corp.	761	2,876
	Mitsumi Electric Co. Ltd.	345,300	2,868
	Nissan Shatai Co. Ltd.	270,000	2,850
	Jafco Co. Ltd.	120,200	2,841
	Nippon Light Metal Co. Ltd.	1,923,000	2,827
	Kose Corp.	122,300	2,826
	Nihon Parkerizing Co. Ltd.	189,000	2,823
	Morinaga Milk Industry Co. Ltd.	771,000	2,819
	Mochida Pharmaceutical Co. Ltd.	242,000	2,814
^	Nitto Boseki Co. Ltd.	733,000	2,784
	NOF Corp.	552,000	2,778
	Nomura Real Estate Residential Fund Inc.	514	2,776
	Keihin Corp.	163,100	2,774
	Hulic Co. Ltd.	242,300	2,773
	Matsumotokiyoshi Holdings Co. Ltd.	124,300	2,758
	Hikari Tsushin Inc.	83,900	2,734
	Toda Corp.	855,000	2,732
	Miura Co. Ltd.	105,100	2,722
	Pigeon Corp.	68,100	2,717
	Okasan Securities Group Inc.	685,000	2,709
	Toho Bank Ltd.	841,000	2,705
	Fukui Bank Ltd.	866,000	2,704
	Fuji Machine Manufacturing Co. Ltd.	131,500	2,703
	Makino Milling Machine Co. Ltd.	373,000	2,699
	Yamanashi Chuo Bank Ltd.	641,000	2,672
	Shikoku Bank Ltd.	733,000	2,667
	Bank of Iwate Ltd.	60,300	2,634
	HIS Co. Ltd.	81,200	2,628
	Xebio Co. Ltd.	95,000	2,615
	Nikkiso Co. Ltd.	249,000	2,615
	Takara Standard Co. Ltd.	351,000	2,603
	Pacific Metals Co. Ltd.	536,000	2,594

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Iwatani Corp.	736,000	2,587
	Yamagata Bank Ltd.	562,000	2,585
	DCM Holdings Co. Ltd.	340,300	2,584
	Matsui Securities Co. Ltd.	419,800	2,566
	Sohgo Security Services Co. Ltd.	218,700	2,516
	Meitec Corp.	121,900	2,505
	Pola Orbis Holdings Inc.	82,216	2,502
	Global One Real Estate Investment Corp.	360	2,480
	FCC Co. Ltd.	121,300	2,477
	Point Inc.	66,740	2,465
^	Shinko Electric Industries Co. Ltd.	263,000	2,458
	TOMONY Holdings Inc.	532,100	2,433
^	JVC Kenwood Corp.	567,900	2,421
^	OSAKA Titanium Technologies Co.	76,700	2,411
	Nippon Shinyaku Co. Ltd.	190,000	2,408
	Sumitomo Warehouse Co. Ltd.	504,000	2,408
^	Tsugami Corp.	242,000	2,407
	Daiseki Co. Ltd.	139,100	2,402
	Kokuyo Co. Ltd.	319,800	2,399
	Nichicon Corp.	199,500	2,392
	Arcs Co. Ltd.	110,500	2,375
	Okumura Corp.	648,000	2,370
	Nichi-iko Pharmaceutical Co. Ltd.	113,000	2,345
	Akita Bank Ltd.	714,000	2,344
	Fuyo General Lease Co. Ltd.	71,900	2,339
	Toshiba Machine Co. Ltd.	430,000	2,337
	Meidensha Corp.	651,000	2,319
	Yoshinoya Holdings Co. Ltd.	1,780	2,318
	Nippo Corp.	225,000	2,315
	Topy Industries Ltd.	751,000	2,315
	Nichii Gakkan Co.	167,200	2,290
	Valor Co. Ltd.	130,400	2,287
	Okinawa Electric Power Co. Inc.	57,100	2,275
	Asahi Diamond Industrial Co. Ltd.	205,000	2,267
	Nissin Kogyo Co. Ltd.	139,200	2,263
^	Universal Entertainment Corp.	98,100	2,257
	Ryosan Co. Ltd.	119,000	2,254
	Kureha Corp.	472,000	2,253
	Hogy Medical Co. Ltd.	48,800	2,250
*	Tokyo Dome Corp.	669,000	2,224
	Aomori Bank Ltd.	739,000	2,215
	Sanken Electric Co. Ltd.	452,000	2,172
	Kintetsu World Express Inc.	60,600	2,170
	Nishimatsu Construction Co. Ltd.	1,007,000	2,167
	Oiles Corp.	106,700	2,166
	Resorttrust Inc.	131,000	2,165
	Taikisha Ltd.	108,000	2,155
	Canon Electronics Inc.	87,300	2,154
	Alpine Electronics Inc.	163,300	2,145
	Itoham Foods Inc.	565,000	2,141
	Komori Corp.	241,700	2,114
	Press Kogyo Co. Ltd.	353,000	2,098
	Toshiba TEC Corp.	518,000	2,097
	Toho Zinc Co. Ltd.	486,000	2,083
	Chiyoda Co. Ltd.	88,900	2,072
*	JFE Shoji Trade Corp.	416,700	2,068
	Nippon Soda Co. Ltd.	477,000	2,059
	Ain Pharmaciez Inc.	38,300	2,048
	Fancl Corp.	155,700	2,041
	Toyo Engineering Corp.	450,000	2,038
	Nippon Flour Mills Co. Ltd.	450,000	2,036
	Japan Airport Terminal Co. Ltd.	148,200	2,033
	Kissei Pharmaceutical Co. Ltd.	111,000	2,021
	Musashi Seimitsu Industry Co. Ltd.	86,300	2,020

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^	Dr Ci:Labo Co. Ltd.	433	2,012
	Tokyo Broadcasting System Holdings Inc.	148,000	2,007
	Amano Corp.	224,300	2,007
	Inaba Denki Sangyo Co. Ltd.	67,200	1,984
	Shima Seiki Manufacturing Ltd.	106,600	1,977
	Maeda Corp.	471,000	1,973
	Bank of Nagoya Ltd.	609,000	1,960
	Japan Aviation Electronics Industry Ltd.	213,000	1,955
	SHO-BOND Holdings Co. Ltd.	77,000	1,947
*	Sankyo-Tateyama Holdings Inc.	947,000	1,944
	Nippon Seiki Co. Ltd.	154,000	1,943
	Nichias Corp.	373,000	1,936
	MID REIT, Inc.	694	1,923
	Arnest One Corp.	169,300	1,922
	MOS Food Services Inc.	98,700	1,910
	WATAMI Co. Ltd.	89,200	1,900
	Noritz Corp.	107,300	1,898
	Hokuto Corp.	88,100	1,898
	Saizeriya Co. Ltd.	121,800	1,890
	PanaHome Corp.	287,000	1,889
	Nippon Chemi-Con Corp.	501,000	1,889
	Yodogawa Steel Works Ltd.	474,000	1,888
	Nisshin Oillio Group Ltd.	449,000	1,886
	Mizuno Corp.	345,000	1,881
	Sanyo Special Steel Co. Ltd.	404,000	1,875
	Fujitsu General Ltd.	219,000	1,872
	Aichi Steel Corp.	392,000	1,869
	Sumitomo Light Metal Industries Ltd.	1,821,000	1,863
	Hitachi Kokusai Electric Inc.	198,000	1,861
^	Aeon Delight Co. Ltd.	79,700	1,856
	Japan Securities Finance Co. Ltd.	358,800	1,854
	Earth Chemical Co. Ltd.	50,900	1,845
	Toyo Tire & Rubber Co. Ltd.	675,000	1,840
	Sintokogio Ltd.	175,100	1,838
	Nakanishi Inc.	16,700	1,834
	Nishimatsuya Chain Co. Ltd.	219,100	1,829
	Tamron Co. Ltd.	60,500	1,823
	Gunze Ltd.	668,000	1,823
	Yamazen Corp.	202,000	1,820
	Paramount Bed Holdings Co. Ltd.	59,400	1,819
	Futaba Corp.	116,700	1,818
	Daio Paper Corp.	327,000	1,817
	Nippon Gas Co. Ltd.	114,000	1,810
	Bank of the Ryukyus Ltd.	140,400	1,809
	So-net Entertainment Corp.	431	1,807
	Mirait Holdings Corp.	251,100	1,807
	EDION Corp.	287,500	1,801
	Heiwa Real Estate Co. Ltd.	710,500	1,795
	Chofu Seisakusho Co. Ltd.	75,200	1,792
	Tokai Rubber Industries Ltd.	151,100	1,788
	Parco Co. Ltd.	180,800	1,777
^	Kadokawa Group Holdings Inc.	61,500	1,769
	Aichi Bank Ltd.	31,800	1,765
	Daifuku Co. Ltd.	329,000	1,758
	Oita Bank Ltd.	617,000	1,755
	Jaccs Co. Ltd.	487,000	1,751
	Cosmos Pharmaceutical Corp.	31,200	1,749
	Morinaga & Co. Ltd.	760,000	1,744
	Taiyo Holdings Co. Ltd.	65,600	1,740
	Takasago Thermal Engineering Co. Ltd.	221,200	1,738
	IBJ Leasing Co. Ltd.	63,900	1,735
	Message Co. Ltd.	488	1,733
	Cocokara fine Inc.	55,400	1,728
	Iseki & Co. Ltd.	724,000	1,722

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Ryobi Ltd.	475,000	1,709
*	Kanematsu Corp.	1,430,000	1,708
	Kandenko Co. Ltd.	388,000	1,707
	Tomy Co. Ltd.	225,800	1,698
^	Topcon Corp.	218,300	1,682
*	Digital Garage Inc.	619	1,680
	Eighteenth Bank Ltd.	596,000	1,679
	Hitachi Koki Co. Ltd.	188,100	1,676
	Trusco Nakayama Corp.	78,800	1,671
	Sumitomo Real Estate Sales Co. Ltd.	34,600	1,660
	Max Co. Ltd.	133,000	1,659
	Sakata Seed Corp.	118,100	1,655
	Japan Wool Textile Co. Ltd.	220,000	1,655
	Modec Inc.	79,100	1,655
	CKD Corp.	222,900	1,650
	Sekisui House SI Investment Co. Class A	409	1,639
^	eAccess Ltd.	8,145	1,636
	Nihon Unisys Ltd.	217,800	1,636
	Toppan Forms Co. Ltd.	181,700	1,634
	Colowide Co. Ltd.	221,500	1,631
	Towa Pharmaceutical Co. Ltd.	35,500	1,628
^	Toho Titanium Co. Ltd.	115,300	1,618
	TOC Co. Ltd.	287,800	1,614
	Shinmaywa Industries Ltd.	333,000	1,611
	Megachips Corp.	72,900	1,611
	Sanden Corp.	488,000	1,609
	Doutor Nichires Holdings Co. Ltd.	118,200	1,608
	Star Micronics Co. Ltd.	151,500	1,607
	Mandom Corp.	63,400	1,604
	Asahi Holdings Inc.	81,500	1,602
*	Showa Corp.	182,800	1,596
	Joshin Denki Co. Ltd.	163,000	1,595
	Moshi Moshi Hotline Inc.	161,200	1,594
	Hokuetsu Bank Ltd.	807,000	1,592
	Heiwado Co. Ltd.	111,900	1,591
	Round One Corp.	241,800	1,582
	Nitta Corp.	83,300	1,582
	Internet Initiative Japan Inc.	402	1,580
	Fuji Co. Ltd.	68,600	1,574
	Kato Sangyo Co. Ltd.	76,400	1,571
	Mitsubishi Steel Manufacturing Co. Ltd.	497,000	1,570
	Tachi-S Co. Ltd.	82,000	1,568
	United Arrows Ltd.	68,400	1,563
	Kohnan Shoji Co. Ltd.	107,600	1,560
	Fujitec Co. Ltd.	250,000	1,559
	Mitsui-Soko Co. Ltd.	358,000	1,557
	Plenus Co. Ltd.	80,200	1,557
	Toshiba Plant Systems & Services Corp.	147,000	1,557
	Miyazaki Bank Ltd.	605,000	1,547
*	Hitachi Cable Ltd.	660,000	1,543
	Okamura Corp.	209,000	1,543
	Hankyu REIT, Inc. Class A	314	1,536
	ZERIA Pharmaceutical Co. Ltd.	84,000	1,534
	Geo Holdings Corp.	1,266	1,533
*	Leopalace21 Corp.	490,200	1,523
	Fuji Seal International Inc.	79,400	1,523
	Sanyo Chemical Industries Ltd.	234,000	1,520
	Akebono Brake Industry Co. Ltd.	301,900	1,519
	TSI Holdings Co. Ltd.	296,000	1,517
	Kisoji Co. Ltd.	76,800	1,511
	Ehime Bank Ltd.	534,000	1,499
	Hosiden Corp.	225,800	1,497
	Kansai Urban Banking Corp.	1,021,000	1,494
	Iino Kaiun Kaisha Ltd.	296,600	1,487

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Daibiru Corp.	186,900	1,471
	Daiwabo Holdings Co. Ltd.	688,000	1,464
	Toyo Tanso Co. Ltd.	40,100	1,463
	Dydo Drinco Inc.	35,900	1,460
	Megane TOP Co. Ltd.	113,000	1,451
*	Kenedix Inc.	8,064	1,451
	Seiren Co. Ltd.	199,300	1,449
	Paltac Corp.	99,000	1,446
	Nitto Kogyo Corp.	99,000	1,438
	Japan Rental Housing Investments Inc. Class A	3,096	1,435
	Senko Co. Ltd.	327,000	1,433
	Seikagaku Corp.	133,100	1,428
	Avex Group Holdings Inc.	124,200	1,410
	Fuji Soft Inc.	80,000	1,409
	Ricoh Leasing Co. Ltd.	62,200	1,409
	Monex Group Inc.	7,051	1,400
	Marudai Food Co. Ltd.	361,000	1,395
^,*	Clarion Co. Ltd.	500,000	1,391
	HI-LEX Corp.	79,505	1,383
	Kitz Corp.	352,500	1,380
	Kurabo Industries Ltd.	738,000	1,375
	Mitsuba Corp.	137,000	1,371
	ASKUL Corp.	68,600	1,370
	Sakai Chemical Industry Co. Ltd.	392,000	1,366
^	PGM Holdings K K	1,748	1,354
	NEC Networks & System Integration Corp.	90,900	1,353
	Takasago International Corp.	268,000	1,346
	Riken Corp.	319,000	1,346
	Ariake Japan Co. Ltd.	66,600	1,344
	Nippon Thompson Co. Ltd.	243,000	1,344
	Toa Corp.	742,000	1,343
	Mitsubishi Pencil Co. Ltd.	76,300	1,341
	Funai Electric Co. Ltd.	72,300	1,334
	Tokyo Tomin Bank Ltd.	116,700	1,332
*	Unitika Ltd.	2,205,000	1,323
	AOKI Holdings Inc.	67,200	1,318
	Transcosmos Inc.	92,400	1,317
	Shizuoka Gas Co. Ltd.	182,000	1,316
^,*	Daiei Inc.	397,850	1,313
	Topre Corp.	138,800	1,306
	Izumiya Co. Ltd.	256,000	1,306
	Nippon Denko Co. Ltd.	311,000	1,305
	Kinugawa Rubber Industrial Co. Ltd.	177,000	1,305
	Heiwa Real Estate REIT Inc. Class A	2,156	1,302
	Coca-Cola Central Japan Co. Ltd.	99,000	1,297
	Nippon Coke & Engineering Co. Ltd.	903,000	1,290
	Toei Co. Ltd.	247,000	1,287
	TPR Co. Ltd.	78,400	1,279
^,*	Aiful Corp.	586,800	1,274
	Tochigi Bank Ltd.	372,000	1,273
	Fuji Kyuko Co. Ltd.	203,000	1,271
	TKC Corp.	58,500	1,267
^,*	Ulvac Inc.	157,800	1,266
^,*	Orient Corp.	981,000	1,266
	Alpen Co. Ltd.	62,000	1,263
	Takuma Co. Ltd.	268,000	1,262
	NS Solutions Corp.	64,600	1,255
	FIDEA Holdings Co. Ltd.	506,000	1,252
	Minato Bank Ltd.	681,000	1,252
	Koa Corp.	122,600	1,250
	Chugoku Marine Paints Ltd.	209,000	1,247
	Royal Holdings Co. Ltd.	105,500	1,244
	Bank of Saga Ltd.	487,000	1,243
	San-A Co. Ltd.	30,400	1,236

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Yellow Hat Ltd.	71,000	1,232
	Shinko Plantech Co. Ltd.	145,800	1,231
	Nippon Signal Co. Ltd.	191,600	1,222
	Kyoei Steel Ltd.	64,900	1,217
	Cosel Co. Ltd.	85,700	1,217
	Maruwa Co. Ltd.	30,043	1,215
^	Nissha Printing Co. Ltd.	107,432	1,214
	Yachiyo Bank Ltd.	53,500	1,214
	Cawachi Ltd.	50,400	1,213
	Mitsuboshi Belting Co. Ltd.	223,000	1,204
	TV Asahi Corp.	806	1,204
*	Ishihara Sangyo Kaisha Ltd.	1,252,000	1,201
	Nippon Synthetic Chemical Industry Co. Ltd.	203,000	1,201
	GMO internet Inc.	224,500	1,201
	Vital KSK Holdings Inc.	130,900	1,196
	Daido Metal Co. Ltd.	100,000	1,195
	Taihei Dengyo Kaisha Ltd.	143,000	1,193
	Ohsho Food Service Corp.	47,700	1,180
	Milbon Co. Ltd.	39,260	1,177
	Mitsubishi Shokuhin Co. Ltd.	45,400	1,172
^,*	Matsuya Co. Ltd.	130,200	1,167
	Daihen Corp.	348,000	1,167
	Aisan Industry Co. Ltd.	109,600	1,161
	Enplas Corp.	42,500	1,154
	Nagaileben Co. Ltd.	73,900	1,142
	Relo Holdings Inc.	38,500	1,136
	Higashi-Nippon Bank Ltd.	529,000	1,134
	Shindengen Electric Manufacturing Co. Ltd.	274,000	1,133
	Sanki Engineering Co. Ltd.	215,000	1,126
	Nippon Densetsu Kogyo Co. Ltd.	123,000	1,124
	Shimizu Bank Ltd.	30,800	1,123
	Seiko Holdings Corp.	442,000	1,118
	Yokohama Reito Co. Ltd.	142,300	1,111
	T Hasegawa Co. Ltd.	78,300	1,109
^	Bic Camera Inc.	2,246	1,108
	Takamatsu Construction Group Co. Ltd.	64,600	1,106
	Nihon M&A Center Inc.	38,400	1,099
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	237,000	1,096
	Kuroda Electric Co. Ltd.	107,000	1,094
	EPS Corp.	441	1,094
	Token Corp.	30,050	1,091
	Bando Chemical Industries Ltd.	296,000	1,091
	Honeys Co. Ltd.	57,940	1,088
	Kasumi Co. Ltd.	150,000	1,085
	Chudenko Corp.	106,800	1,085
	Foster Electric Co. Ltd.	72,900	1,084
	Doshisha Co. Ltd.	37,000	1,082
	Nitto Kohki Co. Ltd.	48,500	1,082
	Yuasa Trading Co. Ltd.	624,000	1,081
	T-Gaia Corp.	617	1,079
^,*	OncoTherapy Science Inc.	605	1,079
	St. Marc Holdings Co. Ltd.	27,800	1,076
	Toyo Construction Co. Ltd.	1,104,000	1,076
	Zenrin Co. Ltd.	101,700	1,072
^	GROWELL HOLDINGS Co. Ltd.	33,330	1,070
^	Temp Holdings Co. Ltd.	104,300	1,070
	NSD Co. Ltd.	129,300	1,069
	Okuwa Co. Ltd.	78,000	1,068
	Pack Corp.	59,800	1,068
	Noritake Co. Ltd.	364,000	1,059
^	Able & Partners Inc.	146,200	1,057
	Aida Engineering Ltd.	187,200	1,053
	HAJIME CONSTRUCTION Co. Ltd.	36,500	1,052
	Showa Sangyo Co. Ltd.	337,000	1,050

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Totetsu Kogyo Co. Ltd.	98,000	1,048
	Toyo Corp.	93,600	1,045
	Mitsui Sugar Co. Ltd.	318,000	1,039
	Ferrotec Corp.	105,400	1,038
	Pilot Corp.	538	1,037
	Towa Bank Ltd.	954,000	1,035
	Furukawa-Sky Aluminum Corp.	348,000	1,035
	Nippon Sharyo Ltd.	274,000	1,030
	Fields Corp.	586	1,030
*	Asahi Intecc Co. Ltd.	38,100	1,028
*	Mitsubishi Paper Mills Ltd.	1,094,000	1,025
	Eizo Nanao Corp.	53,200	1,025
	Sekisui Jushi Corp.	104,000	1,022
	Goldcrest Co. Ltd.	59,530	1,021
	Osaka Steel Co. Ltd.	54,500	1,019
	Inabata & Co. Ltd.	155,000	1,019
	Nissin Electric Co. Ltd.	178,000	1,019
	KEY Coffee Inc.	54,800	1,018
	As One Corp.	46,000	1,014
	Yusen Logistics Co. Ltd.	66,400	1,012
	DTS Corp.	74,400	1,010
	Nagatanien Co. Ltd.	90,000	1,008
	Nippon Ceramic Co. Ltd.	58,900	1,008
	Kappa Create Co. Ltd.	47,100	1,007
	Nippon Yakin Kogyo Co. Ltd.	636,000	1,003
	TOKAI Holdings Corp.	215,500	1,002
	Torii Pharmaceutical Co. Ltd.	53,400	1,001
^	Juki Corp.	509,000	999
*	Fujiya Co. Ltd.	390,000	998
	Aiphone Co. Ltd.	49,600	996
	Sato Holdings Corp.	69,900	993
	Godo Steel Ltd.	433,000	992
	Denki Kogyo Co. Ltd.	218,000	987
	Tocalo Co. Ltd.	54,400	980
	Nippon Carbon Co. Ltd.	359,000	976
	Itochu Enex Co. Ltd.	169,900	975
^,*	Toko Inc.	296,000	974
*	Furukawa Co. Ltd.	1,027,000	973
	Osaki Electric Co. Ltd.	93,000	972
	Prima Meat Packers Ltd.	496,000	972
	Tsukuba Bank Ltd.	302,500	971
	Pal Co. Ltd.	20,450	971
	SWCC Showa Holdings Co. Ltd.	1,060,000	964
^	Tokyo Rope Manufacturing Co. Ltd.	466,000	959
	Descente Ltd.	167,000	955
	Sumikin Bussan Corp.	373,000	955
	Kyudenko Corp.	168,000	954
	Tecmo Koei Holdings Co. Ltd.	112,900	953
	Japan Pulp & Paper Co. Ltd.	269,000	953
	NEC Mobiling Ltd.	26,100	953
	Melco Holdings Inc.	40,600	951
	Marusan Securities Co. Ltd.	247,900	949
	Futaba Industrial Co. Ltd.	177,600	948
	Nichiha Corp.	77,500	947
	Organo Corp.	145,000	944
	Okamoto Industries Inc.	231,000	940
	Idec Corp.	94,900	932
	Asahi Co. Ltd.	47,200	931
	Toyo Kanetsu KK	412,000	931
^,*	SxL Corp.	410,000	928
^,*	Fudo Tetra Corp.	509,200	922
	Mitsui Matsushima Co. Ltd.	471,571	922
	Ines Corp.	117,300	920
	Skymark Airlines Inc.	117,800	919

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Riso Kagaku Corp.	62,500	914
	Nippon Road Co. Ltd.	233,000	913
	Taihei Kogyo Co. Ltd.	174,000	913
	C Uyemura & Co. Ltd.	22,800	912
	Sanyo Shokai Ltd.	321,000	910
	J-Oil Mills Inc.	320,000	900
	Ryoyo Electro Corp.	81,100	898
	Yushin Precision Equipment Co. Ltd.	39,300	892
	Yaoko Co. Ltd.	25,100	883
	Macnica Inc.	37,800	882
	San-Ai Oil Co. Ltd.	181,000	880
	Nidec Sankyo Corp.	145,000	880
	kabu.com Securities Co. Ltd.	271,200	876
*	CMK Corp.	168,700	867
	Nishio Rent All Co. Ltd.	62,000	866
	Fujita Kanko Inc.	229,000	864
^	Harmonic Drive Systems Inc.	36,600	862
	Nihon Dempa Kogyo Co. Ltd.	62,300	859
	Siix Corp.	55,600	855
	Mikuni Coca-Cola Bottling Co. Ltd.	96,400	855
	Sodick Co. Ltd.	169,200	854
	Chugai Ro Co. Ltd.	259,000	850
	Mars Engineering Corp.	37,400	850
	Tokyu Livable Inc.	76,900	850
	Ministop Co. Ltd.	48,100	849
	Nippon Valqua Industries Ltd.	304,000	848
	Hibiya Engineering Ltd.	76,500	846
	Tsutsumi Jewelry Co. Ltd.	28,900	845
	Nippon Koei Co. Ltd.	240,000	843
	Nippon Beet Sugar Manufacturing Co. Ltd.	396,000	843
	OBIC Business Consultants Ltd.	17,650	838
	France Bed Holdings Co. Ltd.	431,000	837
	Neturen Co. Ltd.	93,900	832
	Mani Inc.	23,200	831
	Nittetsu Mining Co. Ltd.	195,000	830
	Ringer Hut Co. Ltd.	61,700	827
	Stella Chemifa Corp.	36,100	822
	Toridoll.corp	64,500	821
	Torishima Pump Manufacturing Co. Ltd.	64,500	818
	Oyo Corp.	73,000	812
^	CREATE SD HOLDINGS Co. Ltd.	29,200	810
^	Tatsuta Electric Wire and Cable Co. Ltd.	134,000	809
	Itochu-Shokuhin Co. Ltd.	21,000	809
	Hitachi Medical Corp.	56,000	808
	Kyosan Electric Manufacturing Co. Ltd.	185,000	806
	Union Tool Co.	44,200	800
	BML Inc.	31,700	798
	Japan Digital Laboratory Co. Ltd.	73,300	798
^	Ichibanya Co. Ltd.	25,000	797
*	Aderans Co. Ltd.	71,300	795
	Fujimi Inc.	62,700	795
	Tokyotokeiba Co. Ltd.	538,000	793
	Yokogawa Bridge Holdings Corp.	115,000	791
	Kyoritsu Maintenance Co. Ltd.	35,600	785
	Ichiyoshi Securities Co. Ltd.	135,200	781
	Icom Inc.	31,200	781
	Daiso Co. Ltd.	263,000	781
	Nihon Yamamura Glass Co. Ltd.	312,000	781
	Sanyo Denki Co. Ltd.	124,000	780
	Mie Bank Ltd.	334,000	775
	JSP Corp.	56,700	774
	Hisaka Works Ltd.	71,000	774
	Daiken Corp.	233,000	770
	SMK Corp.	235,000	767

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	AOC Holdings Inc.	137,400	766
	T RAD Co. Ltd.	196,000	766
	Eagle Industry Co. Ltd.	80,000	766
	Fujicco Co. Ltd.	61,000	763
	Kaga Electronics Co. Ltd.	71,600	759
	Senshukai Co. Ltd.	103,700	756
	Kyodo Printing Co. Ltd.	275,000	755
	Nafco Co. Ltd.	41,800	755
	en-japan Inc.	543	750
^	Keiyo Co. Ltd.	119,400	749
	Yorozu Corp.	37,200	749
	NEC Fielding Ltd.	59,400	746
	Yurtec Corp.	156,000	741
^	Mixi Inc.	286	737
	Takara Bio Inc.	132,700	736
^	Takaoka Electric Manufacturing Co. Ltd.	297,000	734
^	Atom Corp.	176,200	731
	Sinfonia Technology Co. Ltd.	331,000	730
	Gulliver International Co. Ltd.	20,400	729
	Proto Corp.	21,100	726
	Atsugi Co. Ltd.	610,000	725
	Sumitomo Seika Chemicals Co. Ltd.	166,000	723
	Macromill Inc.	72,400	722
	Tamura Corp.	262,000	719
	Nissen Holdings Co. Ltd.	137,600	717
	Matsuda Sangyo Co. Ltd.	45,400	712
	Belluna Co. Ltd.	89,350	707
	Daiichi Jitsugyo Co. Ltd.	137,000	701
	Arc Land Sakamoto Co. Ltd.	44,700	700
	Achilles Corp.	517,000	698
	Nice Holdings Inc.	237,000	695
	Shin-Etsu Polymer Co. Ltd.	146,400	694
	Uniden Corp.	188,000	692
	Daidoh Ltd.	84,600	688
*	Chiba Kogyo Bank Ltd.	131,600	683
	Toenec Corp.	117,000	681
	Bunka Shutter Co. Ltd.	178,000	674
	Katakura Industries Co. Ltd.	74,000	668
	Sinanen Co. Ltd.	150,000	668
	Dunlop Sports Co. Ltd.	51,371	668
	Roland Corp.	68,000	666
	Sasebo Heavy Industries Co. Ltd.	443,000	665
^,*	Daiichi Chuo KK	480,000	656
	Sanshin Electronics Co. Ltd.	86,500	656
^	Starbucks Coffee Japan Ltd.	1,074	654
^	Dai-ichi Seiko Co. Ltd.	26,900	654
	Toda Kogyo Corp.	101,000	653
	Shikoku Chemicals Corp.	116,000	653
	Maruetsu Inc.	175,000	651
	Nihon Nohyaku Co. Ltd.	144,000	650
	Koatsu Gas Kogyo Co. Ltd.	105,000	650
^	COOKPAD Inc.	22,700	650
	Axell Corp.	29,800	649
	Kumiai Chemical Industry Co. Ltd.	162,000	645
	Takiron Co. Ltd.	183,000	644
	Jeol Ltd.	215,000	643
*	Mitsui High-Tec Inc.	105,100	639
	Toyo Kohan Co. Ltd.	177,000	636
	Denyo Co. Ltd.	49,200	635
	Matsuya Foods Co. Ltd.	32,300	632
	Corona Corp.	44,900	629
	Nohmi Bosai Ltd.	91,000	629
	Sanoh Industrial Co. Ltd.	80,400	626
	Uchida Yoko Co. Ltd.	194,000	624

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^	Bit-isle Inc.	54,000	623
	Daiwa Industries Ltd.	121,000	614
	Tokyu Construction Co. Ltd.	256,970	612
	Tenma Corp.	54,500	609
	Pasona Group Inc.	694	604
	Tokyu Community Corp.	18,800	602
	Asahi Organic Chemicals Industry Co. Ltd.	233,000	601
	Yonekyu Corp.	61,900	595
	Cleanup Corp.	78,700	594
	Gurunavi Inc.	52,800	591
^	Kura Corp.	39,700	590
	Daikokutenbussan Co. Ltd.	21,300	590
	CMIC Holdings Co. Ltd.	34,700	586
	Pronexus Inc.	96,000	585
	Obara Group Inc.	43,400	580
	Tsukishima Kikai Co. Ltd.	68,000	577
^	Kanto Denka Kogyo Co. Ltd.	178,000	577
	Hioki EE Corp.	31,300	576
	Fuso Pharmaceutical Industries Ltd.	206,000	570
*	Weathernews Inc.	18,461	570
	Sumitomo Precision Products Co. Ltd.	104,000	567
	Kinki Sharyo Co. Ltd.	156,000	556
	Nichiden Corp.	21,100	555
	Dai Nippon Toryo Co. Ltd.	504,000	553
	Tohokushinsha Film Corp.	63,000	551
	Hosokawa Micron Corp.	94,000	551
	Paris Miki Holdings Inc.	86,200	549
	Nidec Copal Corp.	45,000	547
^	Dwango Co. Ltd.	367	546
	Shimojima Co. Ltd.	40,900	545
	Aichi Corp.	123,300	544
	Maruzen Showa Unyu Co. Ltd.	165,000	544
	Toho Real Estate Co. Ltd.	89,800	542
	Chuetsu Pulp & Paper Co. Ltd.	260,000	542
	Iida Home Max	65,000	537
	Chiyoda Integre Co. Ltd.	42,700	535
	Nissin Corp.	220,000	530
	Mimasu Semiconductor Industry Co. Ltd.	57,400	526
	Seika Corp.	181,000	524
	Systena Corp.	681	519
	Mitsuuroko Holdings Co. Ltd.	77,000	517
	Yahagi Construction Co. Ltd.	100,000	515
	Shinko Shoji Co. Ltd.	61,000	512
	Arisawa Manufacturing Co. Ltd.	138,800	508
	Takihyo Co. Ltd.	87,000	507
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	136,000	506
*	GMO Payment Gateway Inc.	133	500
	ASKA Pharmaceutical Co. Ltd.	86,000	498
	Touei Housing Corp.	49,200	492
^	MTI Ltd.	366	492
	NS United Kaiun Kaisha Ltd.	305,000	490
	Mitsui Home Co. Ltd.	93,000	489
	Mitsubishi Kakoki Kaisha Ltd.	250,000	485
	Hakuto Co. Ltd.	50,100	485
^	Japan Drilling Co. Ltd.	15,900	485
	Simplex Holdings Inc.	1,375	485
	ST Corp.	39,000	483
	Roland DG Corp.	40,800	479
	Sekisui Plastics Co. Ltd.	138,000	477
	Airport Facilities Co. Ltd.	103,800	465
	Nippon Steel Trading Co. Ltd.	159,000	459
	JCR Pharmaceuticals Co. Ltd.	42,000	458
*	Best Denki Co. Ltd.	187,000	454
	Furuya Metal Co. Ltd.	11,400	448

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Krosaki Harima Corp.	151,000	448
	Shibusawa Warehouse Co. Ltd.	151,000	447
	Meiko Electronics Co. Ltd.	35,100	440
	Mitsubishi Research Institute Inc.	21,000	438
	NEC Capital Solutions Ltd.	30,100	421
^	GCA Savvian Group Corp.	404	421
	Kanto Natural Gas Development Ltd.	79,000	415
	Gun-Ei Chemical Industry Co. Ltd.	158,000	412
	Tokyo Energy & Systems Inc.	67,000	409
	Yomiuri Land Co. Ltd.	125,000	404
	Japan Cash Machine Co. Ltd.	44,700	404
	Nidec-Tosok Corp.	38,300	400
	Namura Shipbuilding Co. Ltd.	100,100	397
*	Usen Corp.	394,890	389
	Kojima Co. Ltd.	80,300	382
	Japan Vilene Co. Ltd.	84,000	382
	Access Co. Ltd.	883	378
^	V Technology Co. Ltd.	122	378
	Gakken Holdings Co. Ltd.	152,000	365
	Shinsho Corp.	158,000	357
^	Shoei Co. Ltd.	94,100	351
^,*	Japan Wind Development Co. Ltd.	389	344
	Japan Radio Co. Ltd.	138,000	338
^,*	Nippon Metal Industry Co. Ltd.	422,000	330
	Otsuka Kagu Ltd.	28,700	330
	Furuno Electric Co. Ltd.	63,800	316
	Information Services International-Dentsu Ltd.	38,700	315
	Nippon Kanzai Co. Ltd.	16,500	308
	Nidec Copal Electronics Corp.	50,800	292
	S Foods Inc.	32,500	285
	Meito Sangyo Co. Ltd.	21,700	283
	Alpha Systems Inc.	19,200	276
	Onoken Co. Ltd.	33,500	273
	Nippon Koshuha Steel Co. Ltd.	211,000	262
	Tv Tokyo Holdings Corp.	19,400	253
^,*	FDK Corp.	210,000	245
	Noritsu Koki Co. Ltd.	46,700	245
	VERISIGN JAPAN KK	666	243
	Ohara Inc.	21,000	241
	Future Architect Inc.	547	236
	Shibaura Mechatronics Corp.	86,000	224
	Daisyo Corp.	16,900	219
^,*	Sparx Group Co. Ltd.	2,674	213
^	NPC Inc.	42,000	210
	Taiko Pharmaceutical Co. Ltd.	21,200	209
	SEC Carbon Ltd.	48,000	209
			10,225,430
Malaysia (0.8%)
	CIMB Group Holdings Bhd.	19,300,100	47,164
	Malayan Banking Bhd.	13,443,190	38,284
	Sime Darby Bhd.	10,749,900	34,546
	Genting Bhd.	8,148,000	27,773
	Tenaga Nasional Bhd.	10,831,300	22,996
	IOI Corp. Bhd.	12,853,186	22,134
	Petronas Chemicals Group Bhd.	9,526,727	20,512
	Public Bank Bhd. (Foreign)	4,234,794	19,120
	Maxis Bhd.	8,923,750	18,031
	Axiata Group Bhd.	10,064,600	17,660
	DiGi.Com Bhd.	12,435,300	16,549
	Petronas Gas Bhd.	2,774,700	15,373
	Kuala Lumpur Kepong Bhd.	1,931,986	15,068
	Genting Malaysia Bhd.	11,888,200	15,050
	AMMB Holdings Bhd.	6,601,400	13,617
	PPB Group Bhd.	1,887,900	10,433

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	YTL Corp. Bhd.	18,875,500	10,094
	Hong Leong Bank Bhd.	2,247,760	9,073
	IJM Corp. Bhd.	4,693,160	8,473
	British American Tobacco Malaysia Bhd.	451,200	8,274
	Gamuda Bhd.	6,567,600	7,703
	Telekom Malaysia Bhd.	4,218,500	7,489
	MISC Bhd.	4,520,580	7,152
	Petronas Dagangan Bhd.	1,011,500	6,475
	UMW Holdings Bhd.	2,137,500	5,538
	AirAsia Bhd.	4,911,900	5,389
	RHB Capital Bhd.	2,214,700	5,383
	YTL Power International Bhd.	8,963,258	5,084
*	Kencana Petroleum Bhd.	4,484,700	4,877
	Alliance Financial Group Bhd.	3,694,700	4,806
*	Bumi Armada Bhd.	3,528,200	4,641
	Dialog Group Bhd.	5,885,560	4,385
	Berjaya Sports Toto Bhd.	3,042,628	4,339
	Malaysia Airports Holdings Bhd.	2,235,800	4,273
	Lafarge Malayan Cement Bhd.	1,693,400	4,015
	Parkson Holdings Bhd.	2,127,939	3,660
	SapuraCrest Petroleum Bhd.	2,070,900	3,466
*	UEM Land Holdings Bhd.	5,068,503	3,357
	Hong Leong Financial Group Bhd.	848,500	3,342
	IGB Corp. Bhd.	3,453,748	3,124
	Malaysia Marine and Heavy Engineering Holdings Bhd.	1,850,371	3,074
	Malaysian Resources Corp. Bhd.	5,578,200	3,065
	Media Prima Bhd.	3,440,800	2,898
	Bursa Malaysia Bhd.	1,289,000	2,872
	Sunway REIT	6,886,900	2,863
	Genting Plantations Bhd.	896,200	2,778
	Berjaya Corp. Bhd.	10,139,300	2,676
	MMC Corp. Bhd.	2,904,000	2,522
	Multi-Purpose Holdings Bhd.	2,747,500	2,427
	SP Setia Bhd.	1,863,800	2,223
	Top Glove Corp. Bhd.	1,425,000	2,201
	DRB-Hicom Bhd.	2,592,300	2,176
	CapitaMalls Malaysia Trust	4,413,900	2,100
	Kulim Malaysia Bhd.	1,468,100	2,048
	Carlsberg Brewery Malaysia Bhd.	535,000	2,043
	KPJ Healthcare Bhd.	1,110,100	2,034
	WCT Bhd.	2,209,800	1,710
	KLCC Property Holdings Bhd.	1,482,100	1,661
	TAN Chong Motor Holdings Bhd.	1,093,700	1,635
	MSM Malaysia Holdings Bhd.	851,500	1,439
	HAP Seng Consolidated Bhd.	2,624,100	1,427
	JCY International Bhd.	2,648,400	1,363
*	Sunway Bhd.	1,706,227	1,351
*	Time dotCom Bhd.	5,778,700	1,351
*	Malaysian Airline System Bhd.	3,284,200	1,323
	QL Resources Bhd.	1,167,480	1,215
*	Tradewinds Malaysia Bhd.	370,200	1,195
	IJM Land Bhd.	1,628,700	1,185
*	POS Malaysia Bhd.	1,316,800	1,184
	Affin Holdings Bhd.	1,128,700	1,143
	Malaysia Building Society	1,511,885	1,131
	Ta Ann Holdings Bhd.	498,600	1,071
	OSK Holdings Bhd.	1,856,890	1,046
	IJM Plantations Bhd.	942,400	1,022
*	UOA Development Bhd.	1,941,800	987
	Eastern & Oriental Bhd.	2,077,800	954
	Supermax Corp. Bhd.	1,518,200	947
*	TSH Resources Bhd.	1,139,200	921
	QSR Brands Bhd.	430,700	906
	KFC Holdings Malaysia Bhd.	728,200	892

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Wah Seong Corp. Bhd.	1,305,200	873
*	KNM Group Bhd.	3,100,900	853
	Keck Seng Malaysia Bhd.	607,700	797
	Mah Sing Group Bhd.	1,225,300	793
	Unisem M Bhd.	1,640,500	773
	Hartalega Holdings Bhd.	289,600	744
	Samling Global Ltd.	7,538,000	714
	Lion Industries Corp. Bhd.	1,523,300	702
	Media Chinese International Ltd.	1,833,200	700
	Hap Seng Plantations Holdings Bhd.	708,200	698
	TA Enterprise Bhd.	3,639,800	678
*	Sarawak Oil Palms Bhd.	300,600	672
	Malaysian Bulk Carriers Bhd.	1,254,100	662
*	Mulpha International Bhd.	4,462,300	647
	JT International Bhd.	270,700	623
	TH Plantations Bhd.	692,200	621
*	BIMB Holdings Bhd.	739,500	619
	Press Metal Bhd.	833,300	580
	United Malacca Bhd.	222,700	562
	Kossan Rubber Industries	523,600	561
	APM Automotive Holdings Bhd.	333,100	518
*	Aeon Credit Service M Bhd.	145,500	514
	Kian JOO CAN Factory Bhd.	755,900	491
	Muhibbah Engineering M Bhd.	1,202,700	487
*	MBM Resources Bhd.	294,600	479
	Benalec Holdings Bhd.	1,272,500	470
*	Eversendai Corp. Bhd.	804,800	448
	WTK Holdings Bhd.	893,500	424
	Lingui Development Bhd.	837,000	423
	Evergreen Fibreboard Bhd.	1,412,200	418
	Hai-O Enterprise Bhd.	558,500	399
	Starhill REIT	1,267,000	398
	Mudajaya Group Bhd.	461,066	392
	Faber Group Bhd.	715,200	387
	Hock Seng LEE Bhd.	713,898	364
*	Scomi Group Bhd.	3,802,200	326
	Ann Joo Resources Bhd.	509,000	325
	Esso Malaysia Bhd.	251,100	297
	Dayang Enterprise Holdings Bhd.	418,900	279
	CSC Steel Holdings Bhd.	602,100	276
	TA Global Bhd.	2,933,300	276
	Latexx Partners Bhd.	592,400	275
*	Perdana Petroleum Bhd.	1,353,500	274
	Malaysian Pacific Industries Bhd.	261,100	258
	Masterskill Education Group Bhd.	720,600	247
	Coastal Contracts Bhd.	368,133	238
	YTL E-Solutions Bhd.	877,000	230
*	Malaysia Building Society Warrants Exp. 05/31/2016	489,785	222
	Paramount Corp. Bhd.	411,600	213
*	ECM Libra Financial Group Bhd.	759,500	196
*	Landmarks Bhd.	597,800	188
	Kim Loong Resources Bhd.	217,700	187
	Naim Holdings Bhd.	266,600	174
	Uchi Technologies Bhd.	434,900	174
*	Alam Maritim Resources Bhd.	756,100	170
	Kinsteel Bhd.	1,091,000	162
*	YTL Land & Development Bhd.	443,800	151
	Tradewinds Corp. Bhd.	586,300	140
*	Puncak Niaga Holding Bhd.	297,200	127
*	Dialog Group Bhd. Warrants Exp. 02/12/2017	441,280	83
*	Sunway Bhd. Warrants Exp. 08/17/2016	341,245	58
*	Kulim Malaysia Bhd. Warrants Exp.02/27/2016	165,750	49
*	WCT Bhd. Warrants Expire 02/24/2016	288,480	42
	Public Bank Bhd. (Local)	8,900	40

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Pharmaniaga Bhd.	22,645	33
*	Coastal Contracts Bhd. Warrants Exp. 07/18/2016	46,016	6
*	QL Resources Bhd. Warrants	34,224	4
			583,985
Mexico (1.1%)
	America Movil SAB de CV	158,335,640	211,139
	Wal-Mart de Mexico SAB de CV	24,818,600	70,973
	Fomento Economico Mexicano SAB de CV	7,752,300	63,014
	Grupo Mexico SAB de CV Class B	15,289,523	47,174
	Grupo Televisa SAB	10,239,900	44,864
	Grupo Financiero Banorte SAB de CV	6,491,500	31,451
*	Cemex SAB de CV	42,113,900	30,391
	Industrias Penoles SAB de CV	552,275	25,821
	Grupo Modelo SAB de CV	2,537,100	17,917
	Grupo Elektra SA de CV	288,375	17,841
	Grupo Financiero Inbursa SA	7,992,728	17,543
	Alfa SAB de CV Class A	1,172,500	16,738
	Grupo Bimbo SAB de CV Class A	6,597,400	15,721
	Kimberly-Clark de Mexico SAB de CV Class A	6,253,700	12,751
*	Coca-Cola Femsa SAB de CV	1,078,900	11,464
*	Minera Frisco SAB de CV	2,535,605	10,967
	Mexichem SAB de CV	2,897,763	10,776
	Grupo Carso SAB de CV	2,318,200	7,742
	Grupo Aeroportuario del Sureste SAB de CV Class B	835,991	6,813
	Arca Continental SAB de CV	1,281,406	6,526
	El Puerto de Liverpool SAB de CV	769,959	6,102
	Grupo Aeroportuario del Pacifico SAB de CV Class B	1,390,300	5,395
	Compartamos SAB de CV	4,199,400	5,119
*	Empresas ICA SAB de CV	2,365,136	4,280
*	Promotora y Operadora de Infraestructura SAB de CV	812,700	3,934
*	Controladora Comercial Mexicana SAB de CV	1,592,756	3,381
*	Genomma Lab Internacional SAB de CV Class B	1,839,800	3,246
*	Industrias CH SAB de CV Class B	679,544	3,082
*	Corp GEO SAB de CV	1,915,257	2,554
*	Desarrolladora Homex SAB de CV	831,000	2,327
*	Urbi Desarrollos Urbanos SAB de CV	2,185,600	2,302
	TV Azteca SAB de CV	3,169,268	2,058
	Grupo Aeroportuario del Pacifico SAB de CV ADR	48,526	1,878
*	Gruma SAB de CV Class B	673,300	1,866
	Alsea SAB de CV	1,333,306	1,826
	Bolsa Mexicana de Valores SAB de CV	880,852	1,761
	Grupo Aeroportuario del Centro Norte Sab de CV	636,761	1,304
*	Grupo Herdez SAB de CV	543,616	1,204
*	Grupo Simec SAB de CV Class B	361,010	1,117
	Consorcio ARA SAB de CV	3,474,666	1,102
*	Grupo Aeromexico SAB de CV	630,178	1,065
*	Axtel SAB de CV	3,016,258	824
*	Grupo Famsa SAB de CV Class A	791,771	588
	Cia Minera Autlan SAB de CV Class B	187,000	189
			736,130
Morocco (0.0%)
	Maroc Telecom SA	49,896	764
	Douja Promotion Groupe Addoha SA	84,813	628
	Attijariwafa Bank	15,081	595
			1,987
Netherlands (1.6%)
	Unilever NV	6,492,531	222,400
*	ING Groep NV	15,266,070	107,701
	ASML Holding NV	1,712,755	87,151
	Koninklijke Philips Electronics NV	4,024,516	80,091
	Koninklijke Ahold NV	4,635,659	58,838
	Heineken NV	1,035,333	56,668
	Koninklijke KPN NV	5,902,804	52,995

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Akzo Nobel NV	935,682	50,182
	Koninklijke DSM NV	614,992	35,292
	Reed Elsevier NV	2,739,369	32,328
*	Aegon NV	6,877,149	31,990
	Heineken Holding NV	458,270	21,224
	Wolters Kluwer NV	1,204,462	20,822
	Fugro NV	274,784	20,088
	Koninklijke Vopak NV	279,347	18,017
	TNT Express NV	1,399,683	17,001
	Randstad Holding NV	476,699	16,515
	SBM Offshore NV	679,261	12,365
	Corio NV	238,905	10,702
	Koninklijke Boskalis Westminster NV	285,231	10,419
	Nutreco NV	140,768	10,231
	Imtech NV	293,112	8,289
	Aalberts Industries NV	392,323	7,529
	Delta Lloyd NV	401,338	6,769
	PostNL NV	1,396,159	6,076
	ASM International NV	170,954	6,052
	Wereldhave NV	80,770	5,684
	Eurocommercial Properties NV	160,498	5,631
	Arcadis NV	234,868	5,443
	Tetragon Financial Group Ltd.	496,805	3,894
	CSM	265,943	3,754
	TKH Group NV	138,328	3,652
	Vastned Retail NV	71,941	3,536
	Koninklijke BAM Groep NV	910,411	3,241
	Koninklijke Ten Cate NV	105,512	3,222
	Sligro Food Group NV	103,918	3,157
	Unit 4 NV	103,123	3,014
	Mediq NV	212,047	2,813
*	Wavin NV	174,573	2,427
	Nieuwe Steen Investments NV	210,150	2,312
	USG People NV	243,759	2,306
^,*	TomTom NV	410,491	2,047
	BinckBank NV	189,581	1,796
	Brunel International NV	38,310	1,796
	Exact Holding NV	57,952	1,393
	Beter Bed Holding NV	66,254	1,351
*	SNS REAAL NV	533,354	1,054
*	AMG Advanced Metallurgical Group NV	99,563	1,014
	Amsterdam Commodities NV	53,185	899
	Koninklijke Wessanen NV	300,380	898
	BE Semiconductor Industries NV	102,422	817
	Accell Group	39,102	787
	Kendrion NV	27,885	670
	Heijmans NV	62,473	614
	KAS Bank NV	44,419	485
	Grontmij NV	60,107	414
	ASML Holding NV	7,466	381
	Kardan NV	159,996	244
*	Aegon NV	922	4
			1,078,485
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	7,688,176	16,529
	Fletcher Building Ltd.	2,466,381	12,583
	Auckland International Airport Ltd.	3,668,880	7,579
	SKYCITY Entertainment Group Ltd.	2,321,562	7,285
	Contact Energy Ltd.	1,446,648	5,730
*	Chorus Ltd.	1,580,797	4,414
	Fisher & Paykel Healthcare Corp. Ltd.	2,046,810	3,714
	Sky Network Television Ltd.	703,794	3,137
	Goodman Property Trust	3,436,156	2,922

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Ryman Healthcare Ltd.	1,097,414	2,841
	Infratil Ltd.	1,696,333	2,626
	Kiwi Income Property Trust	2,975,066	2,604
	AMP NZ Office Ltd.	3,152,898	2,501
	Mainfreight Ltd.	308,373	2,480
	Vector Ltd.	944,102	2,036
	Freightways Ltd.	579,613	1,964
	Nuplex Industries Ltd.	738,292	1,615
	Fletcher Building Ltd.	240,759	1,225
	Tower Ltd.	708,634	955
	New Zealand Oil & Gas Ltd.	1,411,467	887
*	Fisher & Paykel Appliances Holdings Ltd.	2,003,064	881
	Air New Zealand Ltd.	1,163,556	846
	Warehouse Group Ltd.	381,820	831
*	PGG Wrightson Ltd.	1,026,206	327
			88,512
Norway (0.7%)
	Statoil ASA	4,448,051	119,352
^	Telenor ASA	2,889,485	53,113
	Seadrill Ltd.	1,311,616	50,854
^	DNB ASA	3,886,138	41,886
	Yara International ASA	745,386	36,539
*	Subsea 7 SA	1,123,980	29,110
^	Orkla ASA	3,082,327	22,638
^	Norsk Hydro ASA	3,701,149	18,048
*	Petroleum Geo-Services ASA	828,829	12,538
	Schibsted ASA	301,253	11,501
	TGS Nopec Geophysical Co. ASA	393,197	11,416
^	Aker Solutions ASA	654,377	11,144
^	Gjensidige Forsikring ASA	803,000	9,047
	ProSafe SE	910,499	7,113
	Storebrand ASA	1,322,843	5,947
	Fred Olsen Energy ASA	132,698	5,512
	Marine Harvest ASA	10,144,716	5,207
^	Statoil Fuel & Retail ASA	549,355	4,923
^	Tomra Systems ASA	588,809	4,596
*	DNO International ASA	2,616,724	4,155
*	Det Norske Oljeselskap ASA	243,094	3,498
	Aker ASA	98,683	3,227
^	Atea ASA	282,087	3,005
	Cermaq ASA	195,478	2,671
^	SpareBank 1 SMN	426,603	2,639
	Norwegian Property ASA	1,578,917	2,345
^,*	Algeta ASA	93,777	2,218
	Opera Software ASA	304,632	1,969
	Stolt-Nielsen Ltd.	109,764	1,963
	Kvaerner ASA	639,946	1,893
	BW Offshore Ltd.	1,357,957	1,886
*	Songa Offshore SE	529,482	1,825
^	Nordic Semiconductor ASA	502,776	1,740
*	Electromagnetic GeoServices AS	512,558	1,620
*	Norwegian Air Shuttle AS	90,407	1,527
^	Frontline Ltd.	204,165	1,355
^,*	Sevan Drilling AS	1,027,462	1,298
	Austevoll Seafood ASA	335,835	1,231
*	Polarcus Ltd.	1,177,886	1,217
^,*	Dockwise Ltd.	60,783	1,208
^,*	Renewable Energy Corp. ASA	1,996,356	1,141
	Leroey Seafood Group ASA	71,467	1,122
	Golden Ocean Group Ltd.	1,113,780	1,009
^,*	Norwegian Energy Co. AS	797,698	1,003
^	Northern Offshore Ltd.	490,615	999
^,*	Northland Resources SA	901,824	942
^,*	Archer Ltd.	415,723	870

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Evry ASA	325,777	736
*	Deep Sea Supply plc	323,418	708
*	Pronova BioPharma AS	549,151	688
*	Panoro Energy ASA	911,600	634
^	BWG Homes ASA	300,729	612
*	Hurtigruten ASA	736,557	532
	Bakkafrost P/F	75,747	511
*	Eltek ASA	696,552	465
^,*	Morpol ASA	274,286	457
	Copeinca ASA	67,081	411
			517,814
Peru (0.1%)
	Cia de Minas Buenaventura SA ADR	463,407	19,125
	Credicorp Ltd.	141,272	18,387
	Credicorp Ltd.	127,831	16,734
	Southern Copper Corp.	457,839	15,054
	Cia de Minas Buenaventura SA	289,871	12,251
	Volcan Cia Minera SAA Class B	6,955,795	8,377
	Southern Copper Corp.	215,533	7,048
*	Rio Alto Mining Ltd.	612,335	2,621
	Ferreyros SA	2,042,039	2,258
	Casa Grande SAA	153,606	913
	Refineria La Pampilla SA Relapasa	1,669,892	651
	Corp Aceros Arequipa SA	561,400	553
*	Cia Minera Atacocha SA Class B	1,616,341	374
			104,346
Philippines (0.2%)
	SM Investments Corp.	737,700	12,164
	Ayala Land Inc.	20,897,300	10,571
	Philippine Long Distance Telephone Co.	170,165	10,412
	Aboitiz Equity Ventures Inc.	7,726,000	9,307
	SM Prime Holdings Inc.	21,775,200	8,603
	Manila Electric Co.	1,138,183	7,088
	Ayala Corp.	683,146	6,943
	Aboitiz Power Corp.	7,333,723	5,893
*	BDO Unibank Inc.	3,602,670	5,633
	Universal Robina Corp.	3,342,400	5,135
	International Container Terminal Services Inc.	3,154,600	5,062
	Bank of the Philippine Islands	2,884,301	5,018
	San Miguel Corp.	1,883,697	5,006
	Alliance Global Group Inc.	16,073,541	4,684
	Jollibee Foods Corp.	1,649,020	4,371
	Energy Development Corp.	29,125,900	4,060
	Metropolitan Bank & Trust	1,726,462	3,722
	Globe Telecom Inc.	132,290	3,512
	Robinsons Land Corp.	6,415,934	2,623
	Security Bank Corp.	771,060	2,602
	Megaworld Corp.	40,852,000	2,089
*	Belle Corp.	16,992,108	1,942
	Manila Water Co. Inc.	2,646,500	1,548
*	First Gen Corp.	4,531,600	1,514
	Rizal Commercial Banking Corp.	1,383,240	1,435
*	Atlas Consolidated Mining & Development	3,009,800	1,382
*	Philippine National Bank	758,670	1,348
	First Philippine Holdings Corp.	840,700	1,272
*	Cebu Air Inc.	767,760	1,269
	Vista Land & Lifescapes Inc.	12,324,250	1,268
	Filinvest Land Inc.	38,599,000	1,233
	Nickel Asia Corp.	1,360,400	1,123
	SM Development Corp.	6,410,776	1,062
	Lopez Holdings Corp.	7,486,770	1,016
*	Lepanto Consolidated Mining	21,030,000	762
	Philweb Corp.	1,877,280	756

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Global-Estate Resorts Inc.	6,361,000	290
			143,718
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	2,497,790	26,790
^	KGHM Polska Miedz SA	555,135	24,546
	Powszechny Zaklad Ubezpieczen SA	224,366	22,702
	Bank Pekao SA	470,526	22,203
	PGE SA	2,974,165	17,802
	Telekomunikacja Polska SA	2,951,146	15,432
^,*	Polski Koncern Naftowy Orlen SA	1,280,643	14,941
	Polskie Gornictwo Naftowe i Gazownictwo SA	7,008,091	9,077
	Tauron Polska Energia SA	4,201,553	6,232
^,*	BRE Bank SA	59,015	5,411
	Lubelski Wegiel Bogdanka SA	133,494	5,382
^,*	Jastrzebska Spolka Weglowa SA	169,353	4,990
	Synthos SA	2,374,535	4,589
*	Kernel Holding SA	186,442	4,114
^	Asseco Poland SA	261,182	3,888
^,*	Cyfrowy Polsat SA	831,050	3,669
	Eurocash SA	267,584	3,267
	Bank Handlowy w Warszawie SA	128,069	3,081
*	Get Bank SA	3,974,226	2,395
	Enea SA	452,565	2,390
*	Grupa Lotos SA	260,634	2,342
	Bank Millennium SA	1,624,053	2,136
^,*	Netia SA	1,013,933	1,943
	TVN SA	619,604	1,885
^,*	Globe Trade Centre SA	717,551	1,642
^	Warsaw Stock Exchange	110,442	1,352
	Budimex SA	41,950	1,055
*	Zaklady Azotowe w Tarnowie-Moscicach SA	97,024	1,039
	Zaklady Azotowe Pulawy SA	30,656	933
^,*	Boryszew SA	4,096,085	911
*	Getin Holding SA	1,221,919	888
*	Bank Gospodarki Zywnosciowej SA	36,981	836
*	Ciech SA	140,150	765
*	Rovese SA	537,062	716
	Agora SA	179,985	679
	Polimex-Mostostal SA	2,081,360	674
*	Kopex SA	103,778	634
	Rafako SA	198,033	608
*	KRUK SA	35,148	537
	NFI Empik Media & Fashion SA	145,846	482
^,*	Bioton SA	16,654,238	422
^	PBG SA	42,294	341
*	LC Corp. SA	705,597	327
*	PZ Cormay SA	70,029	292
*	Zaklady Chemiczne Police SA	89,120	263
*	Alchemia SA	157,692	240
^	Impexmetal SA	177,113	222
*	JW Construction Holding SA	91,524	163
*	Trakcja-Tiltra SA	411,803	137
			227,365
Portugal (0.1%)
^	EDP - Energias de Portugal SA	7,654,494	21,890
	Jeronimo Martins SGPS SA	882,402	16,514
	Galp Energia SGPS SA Class B	926,637	14,588
	Portugal Telecom SGPS SA	2,659,014	14,309
^,*	Banco Espirito Santo SA	7,929,999	6,718
	Cimpor Cimentos de Portugal SGPS SA	806,500	5,900
*	EDP Renovaveis SA	888,930	3,789
	Brisa Auto-Estradas de Portugal SA	744,302	2,608
^,*	Banco Comercial Portugues SA	16,206,501	2,275
	Portucel Empresa Produtora de Pasta e Papel SA	820,664	2,081

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	528,898	1,785
*	Semapa-Sociedade de Investimento e Gestao	229,644	1,651
^	Sonae	3,026,520	1,643
	REN - Redes Energeticas Nacionais SA	438,465	1,159
	Altri SGPS SA	469,134	676
^,*	Banco BPI SA	1,263,439	673
^	Sonaecom - SGPS SA	313,117	503
	Mota-Engil SGPS SA	197,588	325
*	Sonae Industria SGPS SA	185,571	143
*	BANIF SGPS SA	598,113	135
			99,365
Russia (1.4%)
	Gazprom OAO ADR	13,156,983	152,385
	Sberbank of Russia	33,987,869	109,121
	Gazprom OAO	16,047,868	92,446
	Lukoil OAO ADR	1,349,818	83,042
	NovaTek OAO GDR	364,123	46,492
	Uralkali OJSC	5,537,451	41,829
	Lukoil OAO	679,534	41,495
	Mobile Telesystems OJSC ADR	2,057,837	40,251
	MMC Norilsk Nickel OJSC	189,306	33,553
	Magnit OJSC GDR	1,047,802	30,705
	Rosneft Oil Co. GDR	3,794,349	27,170
	Tatneft ADR	670,596	24,892
	Rostelecom OJSC	5,256,685	24,448
	VTB Bank OJSC GDR	5,158,341	21,633
	Surgutneftegas OJSC ADR	2,101,391	21,048
	Surgutneftegas OJSC Prior Pfd.	27,579,004	18,368
	Rosneft Oil Co.	2,545,595	18,217
	Federal Hydrogenerating Co. JSC	461,357,655	16,332
	AK Transneft OAO Prior Pfd.	6,168	11,576
	Federal Grid Co. Unified Energy System JSC	1,251,713,832	11,428
	Tatneft	1,593,431	9,803
	Sberbank of Russia Prior Pfd.	4,007,881	9,362
	Sistema JSFC GDR	479,254	9,113
	Severstal OAO GDR	570,116	7,755
	Surgutneftegas OJSC	7,298,116	7,167
*	IDGC Holding JSC	69,547,100	6,376
	Novolipetsk Steel OJSC GDR	258,906	5,621
	Mechel ADR	580,475	5,044
	Inter Rao Ues OAO	5,066,728,556	4,712
	LSR Group GDR	720,569	3,857
	VSMPO-AVISMA Corp.	20,207	3,386
	Severstal OAO	236,309	3,219
	TMK OAO GDR	225,605	3,032
	OGK-2 OAO	96,947,306	2,016
*	OGK-1 OAO	77,095,400	1,658
*	PIK Group	598,256	1,446
	Sberbank of Russia ADR	87,054	1,128
*	Sollers OJSC	66,771	1,105
*	AvtoVAZ OAO	1,422,095	1,081
	Interregional Distribution Network Co. Center and Privolzhya OJSC	97,007,800	661
*	RAO Energy System of East OAO	61,682,100	549
*	Protek	497,782	527
*	FEEC	12,963,139	438
*	Mosenergosbyt JSC	21,540,740	407
*	Pharmacy Chain 36.6 OAO	240,134	320
	VTB Bank OJSC	147,466,163	317
*	Razgulay Group	349,380	273
*	RBC OJSC	352,429	255
*	Belon OJSC	662,845	232
*	TGK-6 JSC	1,078,169,787	226
	MMC Norilsk Nickel OJSC ADR	9,538	170

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	TGK-5	828,028,359	157
			957,844
Singapore (1.3%)
	Singapore Telecommunications Ltd.	31,737,187	79,834
	DBS Group Holdings Ltd.	7,035,742	79,042
	United Overseas Bank Ltd.	5,015,752	77,821
	Oversea-Chinese Banking Corp. Ltd.	10,305,286	74,419
	Keppel Corp. Ltd.	5,677,576	50,500
*	Genting Singapore plc	24,354,473	33,935
	Wilmar International Ltd.	7,634,576	29,892
	CapitaLand Ltd.	10,248,400	24,224
	Fraser and Neave Ltd.	3,650,531	20,717
	Singapore Press Holdings Ltd.	6,118,006	19,601
	Singapore Exchange Ltd.	3,435,691	18,523
	Singapore Airlines Ltd.	2,142,205	18,478
	City Developments Ltd.	1,983,984	16,207
	Jardine Cycle & Carriage Ltd.	425,197	16,151
	SembCorp Industries Ltd.	3,921,566	15,929
	Golden Agri-Resources Ltd.	26,680,964	15,794
	Hutchison Port Holdings Trust	20,758,669	15,636
	Singapore Technologies Engineering Ltd.	6,141,877	14,915
	Noble Group Ltd.	15,248,383	14,472
	SembCorp Marine Ltd.	3,314,026	13,560
	CapitaMall Trust	8,602,913	12,490
*	Global Logistic Properties Ltd.	7,343,097	12,186
	Ascendas REIT	7,021,762	11,780
	Olam International Ltd.	5,864,903	10,702
	ComfortDelGro Corp. Ltd.	7,441,537	9,186
	Suntec REIT	7,993,000	8,435
	CapitaCommercial Trust	7,831,000	8,144
	Keppel Land Ltd.	2,947,435	7,504
	Yangzijiang Shipbuilding Holdings Ltd.	7,708,636	7,313
	Venture Corp. Ltd.	1,042,000	7,218
	CapitaMalls Asia Ltd.	5,501,853	6,819
	UOL Group Ltd.	1,834,790	6,687
	StarHub Ltd.	2,424,110	6,244
	SATS Ltd.	2,660,000	5,600
	Mapletree Logistics Trust	5,434,000	4,294
	Mapletree Industrial Trust	4,627,880	4,224
	Singapore Post Ltd.	5,064,000	4,151
	CDL Hospitality Trusts	2,715,000	4,141
	SMRT Corp. Ltd.	3,007,000	4,077
	Sakari Resources Ltd.	2,562,000	4,053
*	Biosensors International Group Ltd.	3,403,000	3,661
^	Neptune Orient Lines Ltd.	3,633,630	3,609
^	Cosco Corp. Singapore Ltd.	3,925,513	3,264
	M1 Ltd.	1,468,000	2,890
	Mapletree Commercial Trust	3,905,000	2,869
	Starhill Global REIT	5,300,000	2,802
^	Yanlord Land Group Ltd.	2,615,000	2,438
	Frasers Centrepoint Trust	1,889,000	2,428
	Overseas Union Enterprise Ltd.	1,248,000	2,365
*	Indofood Agri Resources Ltd.	2,048,000	2,347
^	Hyflux Ltd.	1,996,000	2,308
	First Resources Ltd.	1,523,000	2,307
	Parkway Life REIT	1,505,000	2,247
	Ascott Residence Trust	2,359,000	2,132
*	Ezra Holdings Ltd.	2,614,000	2,124
	Cambridge Industrial Trust	4,745,000	2,070
	Cache Logistics Trust	2,475,000	2,069
	STX OSV Holdings Ltd.	1,600,000	2,057
	K-REIT Asia	2,523,100	2,034
	Lippo Malls Indonesia Retail Trust	5,942,000	1,967
2	ARA Asset Management Ltd.	1,594,800	1,955

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Wing Tai Holdings Ltd.	1,972,000	1,882
	CapitaRetail China Trust	1,692,000	1,769
	Sabana Shari'ah Compliant Industrial REIT	2,228,118	1,726
^	Wheelock Properties Singapore Ltd.	1,182,000	1,647
	Raffles Medical Group Ltd.	882,000	1,645
	UOB-Kay Hian Holdings Ltd.	1,121,000	1,551
	Ezion Holdings Ltd.	2,205,000	1,544
	United Engineers Ltd.	726,000	1,469
^,*	LionGold Corp. Ltd.	1,721,000	1,432
	Ascendas India Trust	2,167,000	1,423
	Frasers Commercial Trust	1,891,600	1,405
*	Jaya Holdings Ltd.	3,035,000	1,389
	Perennial China Retail Trust	3,337,000	1,387
	First REIT	1,804,000	1,304
	AIMS AMP Capital Industrial REIT	1,234,400	1,204
	GMG Global Ltd.	10,544,000	1,179
^	Midas Holdings Ltd.	3,979,000	1,166
	Sound Global Ltd.	2,565,000	1,092
	Ho Bee Investment Ltd.	962,000	1,070
	OSIM International Ltd.	1,072,000	1,044
	CSE Global Ltd.	1,676,000	1,004
	Super Group Ltd.	615,000	943
^,*	Tiger Airways Holdings Ltd.	1,544,500	871
	GuocoLeisure Ltd.	1,763,000	845
	CWT Ltd.	855,000	842
^,*	Ying Li International Real Estate Ltd.	3,427,000	840
^,*	Swiber Holdings Ltd.	1,779,000	837
	Stamford Land Corp. Ltd.	1,863,000	825
	K-Green Trust	1,035,000	823
	China Aviation Oil Singapore Corp. Ltd.	858,000	785
	Hong Leong Asia Ltd.	516,000	762
^,*,2	China Minzhong Food Corp. Ltd.	1,090,000	735
^	Raffles Education Corp. Ltd.	2,166,999	732
	Tat Hong Holdings Ltd.	798,000	679
	Boustead Singapore Ltd.	890,000	625
	SC Global Developments Ltd.	622,000	529
^	Rotary Engineering Ltd.	995,000	517
*	Sheng Siong Group Ltd.	1,394,000	516
	Mewah International Inc.	1,294,662	478
	Hi-P International Ltd.	634,000	456
*	Gallant Venture Ltd.	1,965,000	450
^	Tuan Sing Holdings Ltd.	1,644,230	383
	Keppel Telecommunications & Transportation Ltd.	364,000	337
	Transpac Industrial Holdings Ltd.	213,025	331
	Amtek Engineering Ltd.	579,340	317
	China XLX Fertiliser Ltd.	1,139,000	293
*	Oceanus Group Ltd.	4,346,000	276
^	Otto Marine Ltd.	2,839,500	240
*	KS Energy Ltd.	276,000	203
*	SunVic Chemical Holdings Ltd.	673,779	184
	K1 Ventures Ltd.	2,094,000	162
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	724,972	108
			893,097
South Africa (1.9%)
	MTN Group Ltd.	6,760,886	118,233
	Sasol Ltd.	2,181,108	103,700
	Naspers Ltd.	1,542,602	93,076
	Standard Bank Group Ltd.	4,743,688	70,075
	AngloGold Ashanti Ltd.	1,523,492	52,239
	Impala Platinum Holdings Ltd.	2,009,602	39,230
	Gold Fields Ltd.	2,879,747	36,889
	FirstRand Ltd.	11,218,906	36,487
	Sanlam Ltd.	7,097,284	30,622
	Shoprite Holdings Ltd.	1,699,075	29,388

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Remgro Ltd.	1,728,779	29,295
	Bidvest Group Ltd.	1,236,155	29,257
	Tiger Brands Ltd.	643,789	23,612
	ABSA Group Ltd.	1,139,626	23,486
	Kumba Iron Ore Ltd.	320,116	22,670
	Vodacom Group Ltd.	1,482,871	20,619
	Woolworths Holdings Ltd.	3,012,324	18,857
	Truworths International Ltd.	1,736,793	18,557
	Aspen Pharmacare Holdings Ltd.	1,129,421	18,256
	Nedbank Group Ltd.	807,329	17,618
	Growthpoint Properties Ltd.	6,410,551	17,319
	Anglo American Platinum Ltd.	261,156	16,984
	Steinhoff International Holdings Ltd.	4,410,753	16,095
	Imperial Holdings Ltd.	715,572	15,559
	Harmony Gold Mining Co. Ltd.	1,554,340	15,115
	African Bank Investments Ltd.	2,872,124	14,359
	Foschini Group Ltd.	811,517	13,453
	Exxaro Resources Ltd.	496,307	13,232
	Mr Price Group Ltd.	946,023	12,812
	RMB Holdings Ltd.	2,808,310	12,140
	Spar Group Ltd.	686,343	10,738
	Redefine Properties Ltd.	10,048,040	10,659
	Barloworld Ltd.	825,752	10,414
	Life Healthcare Group Holdings Ltd.	2,903,510	10,046
	African Rainbow Minerals Ltd.	423,949	9,881
	MMI Holdings Ltd.	4,209,899	9,482
	Massmart Holdings Ltd.	431,087	9,276
	Pretoria Portland Cement Co. Ltd.	2,110,794	8,421
*	Sappi Ltd.	2,162,351	7,832
	Discovery Holdings Ltd.	1,165,673	7,715
	Aveng Ltd.	1,432,691	7,322
	Nampak Ltd.	2,484,927	7,175
	RMI Holdings	2,930,897	6,563
	Reunert Ltd.	708,154	6,558
*	Murray & Roberts Holdings Ltd.	1,736,342	6,399
	AVI Ltd.	1,008,262	6,256
	Netcare Ltd.	3,437,549	6,217
	Clicks Group Ltd.	1,012,893	6,091
	Capital Property Fund	5,011,019	5,982
*	Brait SE	1,827,424	5,728
	Tongaat Hulett Ltd.	411,616	5,557
	Investec Ltd.	939,533	5,403
	Aeci Ltd.	463,656	5,311
	ArcelorMittal South Africa Ltd.	698,423	5,301
	Adcock Ingram Holdings Ltd.	664,568	5,209
	Liberty Holdings Ltd.	452,240	5,132
	Pick n Pay Stores Ltd.	853,790	4,949
	Sun International Ltd.	451,900	4,777
	Resilient Property Income Fund Ltd.	900,874	4,567
	Fountainhead Property Trust	4,492,936	4,307
	Northam Platinum Ltd.	974,949	4,218
	DataTec Ltd.	714,042	4,193
	Hyprop Investments Ltd.	562,848	4,163
	JD Group Ltd.	648,726	4,058
	Mondi Ltd.	434,706	4,009
	Coronation Fund Managers Ltd.	959,970	3,605
	Wilson Bayly Holmes-Ovcon Ltd.	201,114	3,519
	Lewis Group Ltd.	361,253	3,509
	JSE Ltd.	327,327	3,466
	Telkom SA Ltd.	1,065,465	3,261
	Grindrod Ltd.	1,620,192	3,243
	Acucap Properties Ltd.	612,481	3,178
	Santam Ltd.	141,394	3,132
	SA Corporate Real Estate Fund Nominees Pty Ltd.	7,234,903	3,112

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Illovo Sugar Ltd.	877,360	2,839
	Allied Electronics Corp. Ltd. Prior Pfd.	843,208	2,713
	Pick'n Pay Holdings Ltd.	1,002,694	2,522
	Omnia Holdings Ltd.	193,213	2,434
*	Super Group Ltd.	1,248,997	2,362
	Emira Property Fund	1,443,399	2,322
	Astral Foods Ltd.	143,394	2,270
	Mpact Ltd.	889,923	1,951
	Group Five Ltd.	484,605	1,848
	Vukile Property Fund Ltd.	800,324	1,603
	Hudaco Industries Ltd.	113,617	1,570
	Sycom Property Fund	491,587	1,555
*	Royal Bafokeng Platinum Ltd.	187,691	1,463
	City Lodge Hotels Ltd.	125,334	1,374
	EOH Holdings Ltd.	322,597	1,362
	African Oxygen Ltd.	546,125	1,344
	Famous Brands Ltd.	192,524	1,326
	Cashbuild Ltd.	77,659	1,309
	Cipla Medpro South Africa Ltd.	1,281,694	1,207
	Blue Label Telecoms Ltd.	1,351,790	1,183
	Clover Industries Ltd.	589,170	1,153
	Advtech Ltd.	1,336,309	1,084
	Allied Technologies Ltd.	152,141	1,073
	Adcorp Holdings Ltd.	304,423	1,059
	Palabora Mining Co. Ltd.	51,671	1,032
	DRDGOLD Ltd.	1,424,401	972
	Afgri Ltd.	1,178,220	910
	Raubex Group Ltd.	407,179	753
*	Hulamin Ltd.	809,318	736
	Basil Read Holdings Ltd.	370,481	724
	Zeder Investments Ltd.	1,958,373	702
*	Sentula Mining Ltd.	2,123,578	621
	Stefanutti Stocks Holdings Ltd.	439,550	619
*	Merafe Resources Ltd.	5,279,266	597
	Allied Electronics Corp. Ltd.	148,477	474
	Arrowhead Properties Ltd. Class A	280,429	227
	Arrowhead Properties Ltd. Class B	280,429	188
*	Evraz Highveld Steel and Vanadium Ltd.	40,392	163
			1,288,812
South Korea (3.6%)
	Samsung Electronics Co. Ltd.	370,773	453,812
	Hyundai Motor Co.	614,556	145,078
2	Samsung Electronics Co. Ltd. GDR	139,072	84,867
	Hyundai Mobis	272,072	73,559
	Kia Motors Corp.	956,220	70,166
	POSCO	178,168	59,023
	Samsung Electronics Co. Ltd. Prior Pfd.	82,073	58,490
	SK Hynix Inc.	2,074,230	51,124
	LG Chem Ltd.	185,329	46,325
	Shinhan Financial Group Co. Ltd.	1,304,180	45,263
	Hyundai Heavy Industries Co. Ltd.	166,307	41,327
	KB Financial Group Inc.	1,174,141	39,725
	NHN Corp.	163,131	36,878
	Samsung C&T Corp.	500,155	33,835
	SK Innovation Co. Ltd.	239,754	33,141
	KT&G Corp.	436,493	29,956
	Hana Financial Group Inc.	871,430	29,708
	POSCO ADR	330,397	27,506
	Samsung Fire & Marine Insurance Co. Ltd.	141,467	26,997
	LG Electronics Inc.	408,418	25,199
	Samsung Heavy Industries Co. Ltd.	646,470	23,635
	Samsung Electro-Mechanics Co. Ltd.	237,919	22,887
	Samsung Engineering Co. Ltd.	119,160	22,560
	LG Display Co. Ltd.	930,260	20,536

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	E-Mart Co. Ltd.	83,697	19,861
	Samsung SDI Co. Ltd.	136,268	19,526
	LG Household & Health Care Ltd.	37,139	19,450
	Hyundai Steel Co.	221,704	19,181
	LG Corp.	378,959	19,180
2	Samsung Life Insurance Co. Ltd.	198,022	17,481
	Hyundai Engineering & Construction Co. Ltd.	264,654	16,613
	Cheil Industries Inc.	188,802	16,100
	NCSoft Corp.	60,826	15,688
	S-Oil Corp.	178,289	15,285
	Hankook Tire Co. Ltd.	361,930	15,268
	Woori Finance Holdings Co. Ltd.	1,455,017	15,223
	Shinhan Financial Group Co. Ltd. ADR	199,993	13,908
	Honam Petrochemical Corp.	56,947	13,608
	Lotte Shopping Co. Ltd.	40,407	12,524
	Amorepacific Corp.	12,709	12,200
	OCI Co. Ltd.	62,422	11,735
*	Korea Electric Power Corp.	602,900	11,566
	Orion Corp.	14,356	11,370
	Korea Zinc Co. Ltd.	33,964	10,942
	SK Holdings Co. Ltd.	102,560	10,919
	GS Engineering & Construction Corp.	143,489	10,638
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	380,390	10,581
	Hyundai Motor Co. 2nd Pfd.	150,637	10,558
	GS Holdings	202,079	10,547
	Hyundai Glovis Co. Ltd.	53,009	10,353
	CJ CheilJedang Corp.	30,986	10,237
	Daelim Industrial Co. Ltd.	109,816	10,109
	Samsung Securities Co. Ltd.	226,991	9,981
	KB Financial Group Inc. ADR	288,846	9,801
	Samsung Techwin Co. Ltd.	147,013	8,942
	Hyundai Department Store Co. Ltd.	59,938	8,429
	Kangwon Land Inc.	381,090	8,158
	Mando Corp.	50,342	8,017
	Doosan Heavy Industries & Construction Co. Ltd.	170,833	8,009
	Korea Electric Power Corp. ADR	831,752	7,902
	Celltrion Inc.	275,652	7,734
	Korea Exchange Bank	1,016,400	7,687
*	Doosan Infracore Co. Ltd.	409,690	7,600
	BS Financial Group Inc.	739,540	7,573
	Industrial Bank of Korea	664,240	7,294
	Daewoo Securities Co. Ltd.	720,343	7,246
	Woongjin Coway Co. Ltd.	215,820	6,896
	Hyundai Wia Corp.	46,376	6,883
	Dongbu Insurance Co. Ltd.	169,300	6,742
	Cheil Worldwide Inc.	374,280	6,495
	Hanwha Chem Corp.	331,550	6,489
	Shinsegae Co. Ltd.	29,574	6,479
	Hyundai Marine & Fire Insurance Co. Ltd.	250,450	6,402
	DGB Financial Group Inc.	533,660	6,212
	Hotel Shilla Co. Ltd.	130,990	6,110
	SK Telecom Co. Ltd. ADR	446,429	6,036
	Hyundai Motor Co. Prior Pfd.	90,002	5,918
	Korean Air Lines Co. Ltd.	146,880	5,755
	Korea Investment Holdings Co. Ltd.	154,420	5,298
	Samsung Card Co. Ltd.	168,678	5,163
	Woori Investment & Securities Co. Ltd.	521,135	5,106
	SK Telecom Co. Ltd.	42,498	5,089
	SK C&C Co. Ltd.	60,109	4,955
	LG International Corp.	118,240	4,821
	Doosan Corp.	39,341	4,780
	Kumho Petro chemical Co. Ltd.	50,747	4,736
	Hyosung Corp.	92,544	4,710
	Hyundai Mipo Dockyard	43,663	4,707

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Hyundai Development Co.	222,140	4,650
	LS Corp.	69,572	4,635
	Hanwha Corp.	178,550	4,550
	LG Uplus Corp.	918,480	4,535
	Hyundai Hysco Co. Ltd.	127,680	4,486
	Lotte Confectionery Co. Ltd.	2,916	4,407
	Daum Communications Corp.	46,534	4,352
	KCC Corp.	16,994	4,346
	Hyundai Merchant Marine Co. Ltd.	170,170	4,312
	Korea Life Insurance Co. Ltd.	714,270	4,305
	Hanjin Shipping Co. Ltd.	314,643	4,294
	Korea Aerospace Industries Ltd.	173,340	4,286
	Daewoo International Corp.	144,467	4,170
	CJ Corp.	57,548	3,967
	Hyundai Securities Co. Ltd.	481,970	3,945
	Kolon Industries Inc.	68,975	3,804
	Korean Reinsurance Co.	311,863	3,766
	KT Corp.	145,112	3,763
	SK Networks Co. Ltd.	453,860	3,732
	Korea Gas Corp.	91,083	3,546
	Samsung Fine Chemicals Co. Ltd.	72,726	3,473
*	Daewoo Engineering & Construction Co. Ltd.	417,540	3,469
	S1 Corp.	68,526	3,422
	Hyundai Home Shopping Network Corp.	26,976	3,275
	Yuhan Corp.	33,705	3,157
	LS Industrial Systems Co. Ltd.	61,736	3,141
	Halla Climate Control Corp.	152,420	3,083
	LIG Insurance Co. Ltd.	146,240	3,028
*	GemVax & Kael Co. Ltd.	86,558	2,999
	SK Chemicals Co. Ltd.	56,063	2,782
	AMOREPACIFIC Group	10,982	2,760
*	3S Korea Co. Ltd.	150,728	2,716
	Mirae Asset Securities Co. Ltd.	89,247	2,711
	LG Innotek Co. Ltd.	37,884	2,708
	Lotte Chilsung Beverage Co. Ltd.	2,377	2,680
	SKC Co. Ltd.	76,330	2,623
	KIWOOM Securities Co. Ltd.	42,750	2,536
	Hyundai Greenfood Co. Ltd.	179,620	2,521
	LG Fashion Corp.	74,030	2,457
	LG Chem Ltd. Prior Pfd.	31,954	2,447
	NongShim Co. Ltd.	12,064	2,413
	KP Chemical Corp.	187,406	2,369
	Dongkuk Steel Mill Co. Ltd.	151,810	2,347
	STX Offshore & Shipbuilding Co. Ltd.	208,510	2,338
*	CJ E&M Corp.	92,942	2,311
	Green Cross Corp.	19,532	2,308
	Seoul Semiconductor Co. Ltd.	122,440	2,293
*	Medipost Co. Ltd.	23,795	2,272
	Fila Korea Ltd.	31,581	2,247
	Nexen Tire Corp.	132,540	2,214
*	Asiana Airlines Inc.	376,270	2,123
	Ahnlab Inc.	19,178	2,038
	STX Pan Ocean Co. Ltd.	390,630	2,027
	Poongsan Corp.	76,900	2,023
*	CJ Korea Express Co. Ltd.	28,413	1,958
	SFA Engineering Corp.	41,078	1,949
	Handsome Co. Ltd.	57,710	1,942
	CJ O Shopping Co. Ltd.	12,366	1,938
	Huchems Fine Chemical Corp.	96,850	1,930
	Meritz Fire & Marine Insurance Co. Ltd.	185,999	1,917
	Dong-A Pharmaceutical Co. Ltd.	27,737	1,815
	Lock & Lock Co. Ltd.	65,497	1,775
*	Kumho Tire Co. Inc.	142,650	1,766
*	Hanjin Heavy Industries & Construction Co. Ltd.	117,882	1,731

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Youngone Corp.	78,000	1,688
*	SM Entertainment Co.	47,032	1,682
*	KT Skylife Co. Ltd.	83,950	1,618
	Seah Besteel Corp.	40,510	1,610
*	TK Corp.	57,876	1,559
*	SK Broadband Co. Ltd.	541,175	1,542
	Able C&C Co. Ltd.	30,225	1,494
	Capro Corp.	86,180	1,488
	Interflex Co. Ltd.	27,233	1,474
	MegaStudy Co. Ltd.	15,710	1,461
	Grand Korea Leisure Co. Ltd.	69,540	1,454
	Paradise Co. Ltd.	163,956	1,445
	Hana Tour Service Inc.	34,873	1,429
	WeMade Entertainment Co. Ltd.	14,501	1,391
	LG Hausys Ltd.	23,225	1,326
	STX Corp. Co. Ltd.	121,401	1,323
*	Duksan Hi-Metal Co. Ltd.	64,112	1,307
*	Kumho Industrial Co. Ltd.	230,540	1,305
	Hyundai Elevator Co. Ltd.	14,618	1,295
	NEPES Corp.	77,241	1,293
	Sung Kwang Bend Co. Ltd.	63,375	1,293
*	Taihan Electric Wire Co. Ltd.	472,940	1,292
	Daeduck Electronics Co.	125,730	1,283
	KEPCO Plant Service & Engineering Co. Ltd.	33,730	1,240
	Binggrae Co. Ltd.	21,411	1,231
	TONGYANG Securities Inc.	316,610	1,221
*	LG Life Sciences Ltd.	44,961	1,215
	Daishin Securities Co. Ltd.	140,640	1,213
	Daesang Corp.	75,500	1,212
	Youngone Holdings Co. Ltd.	23,820	1,189
	Namyang Dairy Products Co. Ltd.	2,033	1,169
	Dongsuh Co. Inc.	40,117	1,169
	Golfzon Co. Ltd.	18,898	1,161
*	Wonik IPS Co. Ltd.	183,810	1,160
	Taekwang Industrial Co. Ltd.	1,278	1,160
*	Chabio & Diostech Co. Ltd.	148,059	1,150
	Global & Yuasa Battery Co. Ltd.	27,970	1,122
	Sungwoo Hitech Co. Ltd.	99,197	1,112
	CJ CGV Co. Ltd.	47,360	1,110
	Tong Yang Life Insurance	124,510	1,099
*	RNL BIO Co. Ltd.	294,680	1,096
*	Meritz Finance Group Inc.	454,700	1,084
	Hanmi Pharm Co. Ltd.	20,420	1,084
	Dongyang Mechatronics Corp.	89,660	1,078
	Lotte Samkang Co. Ltd.	2,517	1,074
	Eugene Technology Co. Ltd.	34,247	1,063
	Posco ICT Co. Ltd.	149,328	1,057
*	Komipharm International Co. Ltd.	125,132	1,044
	Partron Co. Ltd.	89,632	1,043
	GS Home Shopping Inc.	10,588	1,036
	S&T Dynamics Co. Ltd.	86,100	1,035
*	Tera Resource Co. Ltd.	836,893	1,035
*	Foosung Co. Ltd.	189,623	1,030
*	Neowiz Games Corp.	45,586	1,020
	POSCO Chemtech Co. Ltd.	9,090	1,015
	STX Engine Co. Ltd.	80,200	1,012
	Green Cross Holdings Corp.	88,910	1,011
*	Seegene Inc.	19,873	979
*	ICD Co. Ltd.	47,843	967
	Ilyang Pharmaceutical Co. Ltd.	44,266	950
	Jeonbuk Bank	225,363	942
	iMarketKorea Inc.	52,650	916
	Daou Technology Inc.	91,630	911
	EG Corp.	17,035	898

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	SK Securities Co. Ltd.	852,550	889
	Hanwha Securities Co.	218,450	864
	Suprema Inc.	72,172	861
	Hansol Paper Co.	127,080	860
*	Doosan Engine Co. Ltd.	78,220	859
	Samchully Co. Ltd.	10,406	838
	Daeduck GDS Co. Ltd.	74,740	830
	Silicon Works Co. Ltd.	33,392	829
	Hyundai Corp.	40,480	826
*	Ssangyong Motor Co.	150,220	806
*	Lumens Co. Ltd.	160,251	796
	Eo Technics Co. Ltd.	28,536	792
	OCI Materials Co. Ltd.	19,293	786
	SL Corp.	45,590	782
	Modetour Network Inc.	27,123	781
*	Hanall Biopharma Co. Ltd.	101,170	776
	Simm Tech Co. Ltd.	73,301	773
	Dongwon Industries Co. Ltd.	4,700	762
	Kolao Holdings	66,700	740
	Ottogi Corp.	5,031	738
	Lotte Midopa Co. Ltd.	58,310	736
	Hanssem Co. Ltd.	37,290	729
*	Jusung Engineering Co. Ltd.	91,695	728
	Hwa Shin Co. Ltd.	76,730	725
	KT Corp. ADR	56,300	723
	Uju Electronics Co. Ltd.	28,765	722
	Sindoh Co. Ltd.	14,615	711
*	Asia Pacific Systems Inc.	71,336	706
	Soulbrain Co. Ltd.	25,635	702
*	HMC Investment Securities Co. Ltd.	59,660	701
	Namhae Chemical Corp.	84,890	695
*	Gamevil Inc.	11,953	691
	SeAH Steel Corp.	8,807	685
	ISU Chemical Co. Ltd.	31,110	683
	Korea Petrochemical Ind Co. Ltd.	9,077	679
	Halla Engineering & Construction corp	65,740	673
	STS Semiconductor & Telecommunications	114,449	672
	Hanil Cement Co. Ltd.	16,480	654
*	Dongbu HiTek Co. Ltd.	91,260	645
	Korea Kolmar Co. Ltd.	79,940	643
	Shinsegae International Co. Ltd.	8,662	643
*	Sung Jin Geotec Co. Ltd.	59,110	634
	Posco M-Tech Co. Ltd.	95,210	633
	Chong Kun Dang Pharm Corp.	45,060	631
	Hansae Co. Ltd.	81,489	630
*	Woongjin Chemical Co. Ltd.	910,920	627
	Hanil E-Wha Co. Ltd.	74,620	623
	KISWIRE Ltd.	19,292	621
	Agabang&Company	54,556	620
	Hansol Technics Co. Ltd.	34,036	613
	Muhak Co. Ltd.	58,482	605
	Hy-Lok Corp.	31,920	604
	Melfas Inc.	34,040	600
	JCEntertainment Corp.	23,179	592
	Woongjin Thinkbig Co. Ltd.	60,020	591
	Hansol Chemical Co. Ltd.	37,620	587
	China Ocean Resources Co. Ltd.	155,991	585
	AtlasBX Co. Ltd.	27,392	569
	Bukwang Pharmaceutical Co. Ltd.	55,177	566
	Korea District Heating Corp.	12,038	559
	Daekyo Co. Ltd.	105,570	558
	Dae Won Kang Up Co. Ltd.	100,588	555
	NH Investment & Securities Co. Ltd.	118,311	554
	Hankook Shell Oil Co. Ltd.	2,882	549

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Iljin Display Co. Ltd.	51,860	549
	S&T Motiv Co. Ltd.	23,160	549
*	Taewoong Co. Ltd.	26,084	539
	Cosmax Inc.	32,980	538
*	CrucialTec Co. Ltd.	67,444	535
	Taeyoung Engineering & Construction Co. Ltd.	120,060	527
	Daishin Securities Co. Ltd. Prior Pfd.	87,280	527
	Koh Young Technology Inc.	23,631	526
*	Eugene Investment & Securities Co. Ltd.	182,205	518
	Samyang Holdings Corp.	9,686	514
	Moorim P&P Co. Ltd.	119,460	506
*	Osstem Implant Co. Ltd.	46,659	499
*	Digitech Systems Co. Ltd.	44,492	498
*	Woongjin Energy Co. Ltd.	82,720	497
	Dae Han Flour Mills Co. Ltd.	4,263	493
	Iljin Materials Co. Ltd.	40,760	491
	Hanjin Transportation Co. Ltd.	29,090	490
*	Celltrion Pharm Inc.	31,953	489
*	GameHi Co. Ltd.	67,259	487
	SK Gas Co. Ltd.	8,820	484
*	Seobu T&D	23,832	480
	Meritz Securities Co. Ltd.	688,910	480
	Hana Micron Inc.	54,877	479
	Nexen Corp.	10,055	477
	SNU Precision Co. Ltd.	66,572	476
	Jeil Pharmaceutical Co.	32,500	474
	Kukdo Chemical Co. Ltd.	11,096	472
	Pyeong Hwa Automotive Co. Ltd.	30,575	468
	Y G-1 Co. Ltd.	41,204	466
*	Yungjin Pharmaceutical Co. Ltd.	308,830	463
	AUK Corp.	197,140	462
*	JVM Co. Ltd.	12,361	459
*	Interpark Corp.	117,024	457
*	Osung LST Co. Ltd.	64,990	453
	Basic House Co. Ltd.	32,110	452
	Unid Co. Ltd.	12,297	445
	Wooree ETI Co. Ltd.	114,652	440
	SBS Media Holdings Co. Ltd.	164,990	431
	Kwang Dong Pharmaceutical Co. Ltd.	120,870	428
*	DuzonBIzon Co. Ltd.	70,430	428
*	Hyunjin Materials Co. Ltd.	51,293	428
	Dragonfly GF Co. Ltd.	21,146	424
*	Com2uSCorp	20,978	424
*	Infraware Inc.	52,503	422
	E1 Corp.	9,570	416
	Dongbu Steel Co. Ltd.	82,690	408
	Harim Co. Ltd.	95,280	408
	INFINITT Co. Ltd.	41,777	403
	Dongbu Securities Co. Ltd.	101,120	403
	Shinsegae Food Co. Ltd.	5,813	400
	GS Global Corp.	37,055	399
	SamkwangGlass Co. Ltd.	8,805	394
	Shinyoung Securities Co. Ltd.	15,020	389
	Busan City Gas Co. Ltd.	23,840	386
*	Webzen Inc.	37,702	382
	Gwangju Shinsegae Co. Ltd.	2,016	382
	DONGKUK STRUCTURES & CONSTRUCTION Co. Ltd.	101,855	380
*	Curexo Inc.	60,137	380
	Woori Financial Co. Ltd.	25,960	376
	Haesung Industrial Co. Ltd.	11,865	374
	JW Shinyak Corp.	73,793	373
	Asia Cement Co. Ltd.	8,700	372
	Jinsung T.E.C.	40,020	370
*	SK Communications Co. Ltd.	52,180	364

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Humax Co. Ltd.	46,378	364
*	Hanwha General Insurance Co. Ltd.	62,670	357
*	Genic Co. Ltd.	10,121	357
	Sewon Cellontech Co. Ltd.	113,520	354
	Sebang Co. Ltd.	26,400	353
*	Aminologics Co. Ltd.	141,964	351
	CJ Freshway Corp.	16,809	350
	ELK Corp.	38,089	347
	Maeil Dairy Industry Co. Ltd.	25,904	347
	Daewoong Pharmaceutical Co. Ltd.	15,592	343
	Fursys Inc.	12,585	340
*	TK Chemical Corp.	171,578	335
	Dongjin Semichem Co. Ltd.	105,805	334
*	Pharmicell Co. Ltd.	66,130	326
	BHI Co. Ltd.	14,469	326
*	Hyundai BNG Steel Co. Ltd.	29,250	318
	Dong Ah Tire & Rubber Co. Ltd.	31,290	309
*	Samyang Corp.	7,172	302
	INTOPS Co. Ltd.	20,021	301
	Songwon Industrial Co. Ltd.	40,940	298
*	Cosmochemical Co. Ltd.	29,240	298
	Korea Electric Terminal Co. Ltd.	15,110	297
	Dong Yang Gang Chul Co. Ltd.	142,030	295
*	Tongyang Inc.	337,280	294
	Handok Pharmaceuticals Co. Ltd.	26,020	285
*	Signetics Corp.	91,431	278
*	Lotte Non-Life Insurance Co. Ltd.	54,260	275
	SBS Contents Hub Co. Ltd.	33,208	274
	Bioland Ltd.	28,596	273
	Shinsung Solar Energy Co. Ltd.	101,550	272
	NICE Holdings Co. Ltd.	6,113	272
*	KTB Investment & Securities Co. Ltd.	141,600	271
	JW Pharmaceutical Corp.	22,808	270
*	Eugene Corp.	67,253	256
*	Toptec Co. Ltd.	19,204	256
	Young Poong Precision Corp.	26,019	255
	SeAH Holdings Corp.	2,412	254
	Sejong Industrial Co. Ltd.	22,100	251
	Nong Shim Holdings Co. Ltd.	5,491	249
	Dongkuk Industries Co. Ltd.	70,893	246
*	CNK International Co. Ltd.	165,407	245
	KPX Chemical Co. Ltd.	5,319	243
*	Hyundai Hy Communications & Networks Co. Ltd.	90,360	235
	Iljin Electric Co. Ltd.	54,490	231
	Youlchon Chemical Co. Ltd.	32,420	230
	KISCO Corp.	10,530	228
	Kyobo Securities Co.	51,430	226
*	Ssangyong Cement Industrial Co. Ltd.	53,410	226
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	32,600	223
	Poongsan Holdings Corp.	10,420	221
	KC Tech Co. Ltd.	50,711	210
	Keangnam Enterprises Ltd.	29,080	206
	Silla Co. Ltd.	17,230	206
	Aekyung Petrochemical Co. Ltd.	9,509	206
*	Jcontentree Corp.	68,113	201
	Credu Corp.	6,081	199
	Hanjin Shipping Holdings Co. Ltd.	31,310	199
	Kolon Corp.	9,600	198
	Daehan Steel Co. Ltd.	30,910	196
*	Woongjin Holdings Co. Ltd.	36,730	195
	Sajo Industries Co. Ltd.	4,590	193
	HNK Machine Tool Co. Ltd.	10,456	193
	Daishin Securities Co. Ltd. Prior Pfd.	33,010	191
	Sam Young Electronics Co. Ltd.	23,120	190

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Samyang Genex Co. Ltd.	4,129	189
	Korea Electronic Power Industrial Development Co. Ltd.	34,760	188
	YESCO Co. Ltd.	7,910	184
	KH Vatec Co. Ltd.	28,742	184
*	Neowiz Internet Corp.	16,287	183
	Il Dong Pharmaceutical Co. Ltd.	31,100	180
	Dongwon F&B Co. Ltd.	2,948	179
	STX Metal Co. Ltd.	35,790	179
*	Neowiz Corp.	14,283	178
	Hitejinro Holdings Co. Ltd.	19,170	178
	S&T Holdings Co. Ltd.	17,530	175
	Motonic Corp.	25,710	174
	Kumho Electric Co. Ltd.	9,550	171
	China King-highway Holdings Ltd.	84,411	165
*	Ssangyong Engineering & Construction Co. Ltd.	29,600	162
	NK Co. Ltd.	40,200	158
	Ilsung Pharmaceuticals Co. Ltd.	2,009	156
	Kook Soon Dang Brewery Co. Ltd.	21,655	155
	TS Corp.	8,466	150
	SeAH Special Steel Co. Ltd.	7,420	150
	Dongil Industries Co. Ltd.	3,004	142
*	KT Hitel Co. Ltd.	30,415	139
	Kyungbang Ltd.	1,473	128
	e Tec E&C Ltd.	2,986	126
	Dohwa Engineering Co. Ltd.	11,840	124
	Hanmi Semiconductor Co. Ltd.	24,060	123
	Chosun Refractories Co. Ltd.	2,253	122
	KCC Engineering & Construction Co. Ltd.	5,059	120
	SDN Co. Ltd.	29,710	120
	China Great Star International Ltd.	91,214	109
	GIIR Inc.	13,820	101
*	Daekyung Machinery & Engineering Co. Ltd.	50,260	97
	Kolon Industries Inc. Prior Pfd.	6,070	93
	Union Steel	7,060	92
*	Lotte Tour Development Co. Ltd.	6,990	86
*	3S Korea Co. Ltd. Rights Exp 05/20/2012	4,630	25
*	Pharmicell Co., Ltd. Rights Exp. 06/19/2012	14,582	17
			2,497,420
Spain (1.6%)
	Telefonica SA	16,371,297	239,069
	Banco Santander SA	34,213,346	214,815
	Banco Bilbao Vizcaya Argentaria SA	18,565,178	125,633
	Inditex SA	870,546	78,467
	Iberdrola SA	15,218,966	70,917
	Repsol YPF SA	3,159,288	60,738
	Amadeus IT Holding SA	1,243,817	25,464
	Abertis Infraestructuras SA	1,545,633	23,941
^	Banco de Sabadell SA	8,273,560	19,589
	Gas Natural SDG SA	1,393,220	19,421
	Red Electrica Corp. SA	429,178	18,685
	Ferrovial SA	1,468,746	16,378
^,*	Grifols SA	549,226	13,829
^	Banco Popular Espanol SA	4,145,885	13,258
	Enagas SA	719,525	12,641
^,*	Bankia SA	3,466,168	11,905
*	Distribuidora Internacional de Alimentacion SA	2,316,068	11,120
*	International Consolidated Airlines Group SA	3,720,963	10,705
^	CaixaBank	3,040,178	10,480
^	ACS Actividades de Construccion y Servicios SA	563,900	10,372
^	Mapfre SA	3,088,646	8,941
	Viscofan SA	178,119	8,063
^	Zardoya Otis SA	579,846	7,110
	Acciona SA	103,123	6,351

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^	Bolsas y Mercados Espanoles SA	251,330	5,924
	Ebro Foods SA	331,579	5,867
*	Jazztel plc	829,450	5,568
	Prosegur Cia de Seguridad SA	88,311	5,051
^	Acerinox SA	396,360	4,839
	Tecnicas Reunidas SA	108,671	4,243
^	Indra Sistemas SA	401,609	4,170
	Obrascon Huarte Lain SA	160,662	4,068
^	Bankinter SA	832,374	3,713
	Construcciones y Auxiliar de Ferrocarriles SA	6,857	3,666
^	Fomento de Construcciones y Contratas SA	203,713	3,485
^	Mediaset Espana Comunicacion SA	635,945	2,895
	Corp Financiera Alba	69,783	2,700
^	Abengoa SA	168,103	2,573
	Grupo Catalana Occidente SA	172,438	2,425
^	Gamesa Corp. Tecnologica SA	826,209	2,251
	Almirall SA	208,408	1,791
^	Banca Civica SA	843,797	1,755
	Antena 3 de Television SA	277,155	1,470
	Faes Farma SA	803,725	1,380
	Melia Hotels International SA	203,917	1,219
^,*	Zeltia SA	615,706	1,206
	Duro Felguera SA	192,240	1,187
^	Grupo Empresarial Ence SA	490,734	1,153
^,*	NH Hoteles SA	310,710	1,023
*	Tubacex SA	364,560	920
^	Sacyr Vallehermoso SA	507,524	917
	Pescanova SA	28,823	868
	Tubos Reunidos SA	361,586	840
	Miquel y Costas & Miquel SA	29,104	812
^	Cie Automotive SA	98,787	734
*	Deoleo SA	1,546,235	707
*	Codere SA	82,212	655
^,*	Promotora de Informaciones SA	1,023,743	495
*	Baron de Ley	8,627	479
	Campofrio Food Group SA	57,061	477
	Papeles y Cartones de Europa SA	132,240	424
*	Cementos Portland Valderrivas SA	49,383	349
	Laboratorios Farmaceuticos Rovi SA	50,167	332
^,*	Vueling Airlines SA	42,865	272
^,*	Realia Business SA	240,362	269
*	La Seda de Barcelona SA Class B	9,640,944	230
*	Banco de Valencia SA	715,065	190
*	Fersa Energias Renovables SA	183,326	112
	Solaria Energia y Medio Ambiente SA	119,828	111
			1,123,707
Sweden (2.2%)
	Hennes & Mauritz AB Class B	4,075,173	139,732
*	Telefonaktiebolaget LM Ericsson Class B	12,003,059	118,992
	Nordea Bank AB	10,490,398	92,844
^	Volvo AB Class B	5,538,813	76,869
^	Atlas Copco AB Class A	2,676,401	63,689
^	Svenska Handelsbanken AB Class A	1,955,817	63,307
^	Sandvik AB	4,000,246	63,244
^	TeliaSonera AB	8,621,000	57,416
	Swedbank AB Class A	3,274,149	54,048
^	Skandinaviska Enskilda Banken AB Class A	5,608,437	37,787
^	SKF AB	1,563,776	37,049
	Svenska Cellulosa AB Class B	2,298,545	36,438
^	Assa Abloy AB Class B	1,251,157	36,417
^	Investor AB Class B	1,814,619	36,182
^	Swedish Match AB	848,405	34,561
^	Atlas Copco AB Class B	1,558,582	32,731
	Millicom International Cellular SA	303,833	32,158

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
^	Alfa Laval AB	1,338,472	26,699
	Scania AB Class B	1,278,343	26,123
^	Skanska AB Class B	1,587,209	25,849
	Tele2 AB	1,268,618	24,133
	Getinge AB	800,892	21,461
	Electrolux AB Class B	962,241	21,456
	Hexagon AB Class B	1,003,929	20,341
^	Elekta AB Class B	361,843	18,299
*	Lundin Petroleum AB	882,541	17,567
	Boliden AB	1,090,131	17,530
	Investment AB Kinnevik	819,642	16,672
	Securitas AB Class B	1,243,440	11,387
^	Trelleborg AB Class B	916,617	10,510
	Husqvarna AB	1,801,506	10,373
	Modern Times Group AB Class B	194,418	9,466
^	Ratos AB	752,702	8,810
	Meda AB Class A	890,101	8,803
	Castellum AB	624,138	7,903
	Industrivarden AB	472,537	7,224
^	SSAB AB Class A	626,095	6,383
^	Oriflame Cosmetics SA	175,654	6,305
	JM AB	333,165	6,172
^	NCC AB Class B	310,066	6,094
	Holmen AB	209,870	5,575
^	Lundbergforetagen AB Class B	165,483	5,368
	Fabege AB	584,240	4,933
	Nibe Industrier AB Class B	309,421	4,886
	Hufvudstaden AB Class A	450,301	4,839
^	Axis Communications AB	167,940	4,224
^	Hoganas AB Class B	108,267	4,200
^	Intrum Justitia AB	265,918	4,030
^	Saab AB Class B	238,098	3,960
	Betsson AB	117,985	3,872
	Loomis AB Class B	269,753	3,646
^,*	Alliance Oil Co. Ltd.	384,815	3,612
	AarhusKarlshamn AB	106,179	3,577
	Hexpol AB	95,899	3,556
	Peab AB	657,941	3,433
	Axfood AB	91,361	3,324
^	Wihlborgs Fastigheter AB	238,772	3,317
	Billerud AB	337,697	3,269
^	Kungsleden AB	527,587	3,247
^	Wallenstam AB	324,597	3,237
^	Hakon Invest AB	207,731	3,033
	Unibet Group plc	98,048	2,799
*	Mekonomen AB	81,888	2,619
*	Nobia AB	616,820	2,475
	AF AB	114,681	2,318
	Lindab International AB	256,378	2,091
	Clas Ohlson AB	141,149	2,082
^	Indutrade AB	63,679	2,056
	Investment AB Oresund	137,628	2,014
*	Swedish Orphan Biovitrum AB	549,530	1,790
	BioGaia AB	52,101	1,724
^	Avanza Bank Holding AB	71,445	1,710
^	Concentric AB	178,855	1,611
*	CDON Group AB	206,566	1,519
^	Klovern AB	399,362	1,396
*	Fastighets AB Balder	285,521	1,391
	Industrial & Financial Systems Class B	72,053	1,235
^	Duni AB	130,095	1,194
*	Creades AB Class A	61,755	1,181
^	Haldex AB	185,215	1,156
^,*	Active Biotech AB	169,785	1,133

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Bilia AB	58,258	1,120
^	SkiStar AB	93,329	1,112
*	Vostok Nafta Investment Ltd.	279,243	1,107
	Net Entertainment NE AB	109,717	1,084
	HIQ International AB	195,867	1,067
*	Rezidor Hotel Group AB	264,216	1,045
^	Nordnet AB	318,900	1,032
^	East Capital Explorer AB	120,408	936
*	Medivir AB Class B	93,581	907
^	Byggmax Group AB	138,899	878
^,*	SAS AB	675,746	833
	B&B Tools AB	90,341	805
	New Wave Group AB Class B	178,086	779
^	Proffice AB	213,549	769
^,*	KappAhl AB	761,919	743
^	Nolato AB Class B	72,734	736
^	BE Group AB	198,247	698
^,*	BioInvent International AB	263,048	640
^,*	PA Resources AB	2,676,164	627
^	Gunnebo AB	140,883	613
^	Bure Equity AB	217,941	606
^,*	Nordic Mines AB	107,013	604
*	Micronic Mydata AB	259,540	577
^,*	Eniro AB	351,736	577
*	TradeDoubler AB	147,020	559
*	Black Earth Farming Ltd.	325,749	495
	Bjoern Borg AB	71,068	429
^	NCC AB Class A	21,611	408
^,*	Net Insight AB Class B	1,045,242	324
*	Net Entertainment NE AB	109,717	32
			1,489,798
Switzerland (5.4%)
	Nestle SA	13,152,527	806,109
	Novartis AG	9,301,545	513,596
	Roche Holding AG	2,800,144	511,756
*	UBS AG	14,505,191	181,144
	ABB Ltd.	8,736,932	159,212
	Zurich Insurance Group AG	587,340	143,900
	Syngenta AG	377,039	132,219
	Cie Financiere Richemont SA	2,080,491	128,780
	Credit Suisse Group AG	4,547,500	108,771
	Swiss Re AG	1,374,700	86,322
	Transocean Ltd.	1,377,098	69,022
	Holcim Ltd.	978,899	61,056
	Swatch Group AG (Bearer)	122,698	56,687
2	Synthes Inc.	260,712	44,964
	SGS SA	21,850	42,242
	Swisscom AG	92,865	34,584
	Geberit AG	155,642	32,908
	Givaudan SA	33,069	32,103
	Julius Baer Group Ltd.	826,127	31,667
	Kuehne & Nagel International AG	215,971	26,263
	Adecco SA	527,683	25,742
	Schindler Holding AG	193,275	25,013
	Sonova Holding AG	196,609	21,729
	Actelion Ltd.	443,137	18,766
	Lindt & Spruengli AG Regular	445	17,429
	Sika AG	8,181	17,353
	Swiss Prime Site AG	185,358	15,459
	Baloise Holding AG	190,837	14,779
	Swatch Group AG (Registered)	174,502	13,949
	Aryzta AG	273,003	13,752
	Sulzer AG	95,259	13,719
	Galenica AG	19,501	13,309

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Clariant AG	998,327	12,710
	Swiss Life Holding AG	122,642	12,545
	PSP Swiss Property AG	138,048	12,406
	Lindt & Spruengli AG	3,554	11,585
*	Dufry AG	81,376	11,052
	Schindler Holding AG (Registered)	85,776	10,955
	Partners Group Holding AG	53,484	10,179
	GAM Holding AG	782,731	10,063
	Lonza Group AG	203,129	9,165
	Helvetia Holding AG	20,979	7,525
^	Allreal Holding AG	47,059	7,381
	Valiant Holding	59,815	7,271
^,*	Logitech International SA	699,250	7,133
	Pargesa Holding SA	106,262	7,123
	Georg Fischer AG	15,555	6,902
	Barry Callebaut AG	7,104	6,839
	Banque Cantonale Vaudoise	11,850	6,707
	EMS-Chemie Holding AG	32,713	6,439
	OC Oerlikon Corp. AG	640,390	6,330
	Nobel Biocare Holding AG	498,170	6,141
	Mobimo Holding AG	24,277	5,913
	Bucher Industries AG	27,484	5,442
*	Panalpina Welttransport Holding AG	55,598	5,427
	Kuoni Reisen Holding AG	14,984	5,409
	Flughafen Zuerich AG	14,519	5,407
^,*	Temenos Group AG	284,096	5,326
	Straumann Holding AG	31,252	5,193
	Kaba Holding AG Class B	11,104	4,350
	St. Galler Kantonalbank AG	9,993	4,045
*	Bank Sarasin & Cie AG Class B	128,972	3,981
	Aryzta AG	76,275	3,789
	Gategroup Holding AG	101,892	3,455
	Austriamicrosystems AG	41,880	3,376
	Tecan Group AG	43,677	3,325
	Forbo Holding AG	4,486	3,246
	Burckhardt Compression Holding AG	11,100	3,072
	Zehnder Group AG	38,584	2,841
^,*	Meyer Burger Technology AG	168,822	2,791
	Vontobel Holding AG	101,114	2,566
	Huber & Suhner AG	54,639	2,381
	Valora Holding AG	10,944	2,295
	Schweizerische National-Versicherungs-Gesellschaft AG	50,645	1,971
*	BKW SA	50,595	1,951
	Schweiter Technologies AG	3,299	1,949
	EFG International AG	199,990	1,944
	Liechtensteinische Landesbank AG	46,218	1,869
	Rieter Holding AG	10,702	1,864
*	Basilea Pharmaceutica	34,713	1,771
	Vetropack Holding AG	825	1,555
	Acino Holding AG	11,599	1,521
	Phoenix Mecano AG	2,497	1,511
	Bossard Holding AG	9,320	1,418
	Inficon Holding AG	5,968	1,351
	Siegfried Holding AG	11,616	1,331
	Implenia AG	38,958	1,298
	Mobilezone Holding AG	118,525	1,287
	Komax Holding AG	12,562	1,276
	LEM Holding SA	2,378	1,271
	Intershop Holdings	3,472	1,248
	Swissquote Group Holding SA	33,253	1,223
	Verwaltungs- und Privat-Bank AG	14,058	1,199
	Micronas Semiconductor Holding AG	108,226	1,169
	U-Blox AG	23,260	1,142
	AFG Arbonia-Forster Hldg	53,510	1,120

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	PubliGroupe AG	6,960	1,035
^,*	Myriad Group AG	228,586	1,011
*	Kudelski SA	136,044	1,009
	Orascom Development Holding AG	58,894	1,000
	Swisslog Holding AG	967,554	994
*	Bobst Group AG	32,123	920
	Schmolz & Bickenbach AG	123,878	846
	Gurit Holding AG	1,453	842
	Ascom Holding AG	88,910	837
*	Autoneum Holding AG	13,007	717
*	Zueblin Immobilien Holding AG	193,561	705
^,*	Von Roll Holding AG	220,548	547
	Bachem Holding AG	13,642	546
	Charles Voegele Holding AG	26,435	528
	Coltene Holding AG	14,205	470
	Walter Meier AG	1,910	463
*	Petroplus Holdings AG	332,226	29
			3,721,123
Taiwan (2.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	78,412,063	231,758
	Hon Hai Precision Industry Co. Ltd.	36,212,210	113,858
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,941,688	61,412
	Formosa Plastics Corp.	15,829,780	44,773
	China Steel Corp.	44,937,535	44,613
	HTC Corp.	2,922,792	43,872
	Nan Ya Plastics Corp.	18,744,780	38,461
	MediaTek Inc.	4,118,573	35,483
	Chunghwa Telecom Co. Ltd.	10,727,456	33,543
	Formosa Chemicals & Fibre Corp.	11,349,500	32,759
	Cathay Financial Holding Co. Ltd.	26,740,082	28,112
	Asustek Computer Inc.	2,689,168	27,014
	Quanta Computer Inc.	9,909,950	25,930
	Chinatrust Financial Holding Co. Ltd.	40,144,623	25,447
	Mega Financial Holding Co. Ltd.	31,437,600	24,717
	Uni-President Enterprises Corp.	15,403,565	23,870
	Taiwan Mobile Co. Ltd.	6,691,400	21,564
	Delta Electronics Inc.	7,193,240	21,247
	Fubon Financial Holding Co. Ltd.	19,784,362	20,468
	Compal Electronics Inc.	16,690,689	19,108
	United Microelectronics Corp.	35,979,175	18,820
	Cheng Shin Rubber Industry Co. Ltd.	6,427,034	15,933
	Taiwan Cement Corp.	13,317,700	15,785
*	Yuanta Financial Holding Co. Ltd.	31,871,440	15,182
	Catcher Technology Co. Ltd.	2,234,800	14,189
	Advanced Semiconductor Engineering Inc.	14,105,392	14,184
	Formosa Petrochemical Corp.	4,521,950	14,003
	Far EasTone Telecommunications Co. Ltd.	6,415,000	13,881
	Chunghwa Telecom Co. Ltd. ADR	440,921	13,660
	First Financial Holding Co. Ltd.	22,851,307	13,617
	Far Eastern New Century Corp.	11,677,425	13,110
	Synnex Technology International Corp.	5,315,463	12,413
	President Chain Store Corp.	2,278,536	12,178
	Wistron Corp.	7,909,022	11,799
	Acer Inc.	10,293,297	11,731
	Hua Nan Financial Holdings Co. Ltd.	19,544,153	10,789
	Lite-On Technology Corp.	8,360,524	10,160
	Pegatron Corp.	6,824,639	9,817
	Foxconn Technology Co. Ltd.	2,785,308	9,749
*	Taiwan Cooperative Financial Holding	15,844,814	9,737
	China Development Financial Holding Corp.	36,193,225	9,106
	Asia Cement Corp.	7,575,413	9,073
	Chang Hwa Commercial Bank	16,372,510	9,027
	MStar Semiconductor Inc.	1,494,263	8,819
	AU Optronics Corp.	19,271,640	8,672

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Chimei Innolux Corp.	20,510,101	8,444
	E.Sun Financial Holding Co. Ltd.	15,414,818	8,137
	Siliconware Precision Industries Co.	6,871,000	8,099
	SinoPac Financial Holdings Co. Ltd.	23,010,475	7,797
	Taishin Financial Holding Co. Ltd.	20,042,039	7,697
	WPG Holdings Ltd.	5,442,553	7,389
	Epistar Corp.	3,061,408	7,387
	Pou Chen Corp.	8,623,517	7,366
	United Microelectronics Corp. ADR	2,709,148	7,261
	Taiwan Fertilizer Co. Ltd.	2,978,000	7,086
	China Petrochemical Development Corp.	6,991,700	7,020
	Simplo Technology Co. Ltd.	910,221	6,931
*	Shin Kong Financial Holding Co. Ltd.	23,252,297	6,848
	Radiant Opto-Electronics Corp.	1,640,800	6,845
	Largan Precision Co. Ltd.	407,376	6,416
*	Hotai Motor Co. Ltd.	1,000,000	6,329
	Novatek Microelectronics Corp.	2,023,275	6,090
	Hiwin Technologies Corp.	642,390	6,038
	Unimicron Technology Corp.	5,330,750	6,023
	Giant Manufacturing Co. Ltd.	1,178,319	5,892
	China Life Insurance Co. Ltd.	6,525,697	5,786
	Siliconware Precision Industries Co. ADR	971,975	5,667
	Yulon Motor Co. Ltd.	3,534,015	5,631
	KGI Securities Co. Ltd.	11,585,526	5,319
	Tripod Technology Corp.	1,667,023	4,875
	Teco Electric and Machinery Co. Ltd.	6,608,000	4,822
	Advanced Semiconductor Engineering Inc. ADR	944,531	4,789
	Powertech Technology Inc.	2,816,955	4,777
	TSRC Corp.	1,969,300	4,740
	AU Optronics Corp. ADR	1,046,416	4,698
*	TPK Holding Co. Ltd.	368,200	4,493
	Macronix International	13,461,927	4,421
	Far Eastern Department Stores Co. Ltd.	3,779,365	4,049
	Eva Airways Corp.	6,711,290	4,011
	China Airlines Ltd.	10,172,646	3,937
	CTCI Corp.	2,020,000	3,889
	Walsin Lihwa Corp.	13,378,000	3,867
	Advantech Co. Ltd.	1,131,924	3,830
	Wintek Corp.	5,863,974	3,794
	Realtek Semiconductor Corp.	1,711,139	3,693
	Taiwan Glass Industry Corp.	3,718,878	3,689
	Chicony Electronics Co. Ltd.	1,831,794	3,555
	Phison Electronics Corp.	497,510	3,523
	Inventec Corp.	9,146,145	3,502
	E Ink Holdings Inc.	3,232,000	3,501
	Richtek Technology Corp.	573,105	3,461
	Kinsus Interconnect Technology Corp.	1,097,000	3,426
	Ruentex Development Co. Ltd.	2,389,838	3,414
	Evergreen Marine Corp. Taiwan Ltd.	5,669,979	3,324
*	Taiwan Business Bank	10,983,119	3,320
	Cheng Uei Precision Industry Co. Ltd.	1,546,797	3,160
	Ruentex Industries Ltd.	1,807,015	3,124
	U-Ming Marine Transport Corp.	1,770,000	2,997
*	Chailease Holding Co. Ltd.	2,043,000	2,976
	Feng Hsin Iron & Steel Co.	1,764,000	2,959
	Everlight Electronics Co. Ltd.	1,444,497	2,949
	Chroma ATE Inc.	1,287,800	2,916
	Formosa Taffeta Co. Ltd.	3,076,000	2,897
	Nan Kang Rubber Tire Co. Ltd.	1,917,295	2,801
	Standard Foods Corp.	870,000	2,694
	Tung Ho Steel Enterprise Corp.	2,828,842	2,680
	Clevo Co.	1,723,176	2,675
	Highwealth Construction Corp.	1,599,000	2,666
	LCY Chemical Corp.	1,707,644	2,623

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Oriental Union Chemical Corp.	2,147,000	2,613
	Chipbond Technology Corp.	1,928,000	2,591
	Waterland Financial Holdings Co. Ltd.	7,580,800	2,577
	Wowprime Corp.	181,000	2,565
	Merida Industry Co. Ltd.	682,000	2,557
	China Steel Chemical Corp.	548,000	2,547
	Sino-American Silicon Products Inc.	1,451,428	2,497
	Capital Securities Corp.	6,833,175	2,430
	Dynapack International Technology Corp.	477,000	2,423
	USI Corp.	2,495,700	2,319
	AmTRAN Technology Co. Ltd.	3,032,716	2,283
	Yang Ming Marine Transport Corp.	5,372,553	2,268
	Farglory Land Development Co. Ltd.	1,216,000	2,237
	Coretronic Corp.	2,654,000	2,221
	Taiwan Secom Co. Ltd.	1,055,000	2,163
	Yageo Corp.	7,549,000	2,158
	Huaku Development Co. Ltd.	895,988	2,142
	Yungtay Engineering Co. Ltd.	1,295,000	2,138
	Eternal Chemical Co. Ltd.	2,746,254	2,134
	Wan Hai Lines Ltd.	4,231,325	2,133
	Transcend Information Inc.	785,363	2,091
	Taiwan Hon Chuan Enterprise Co. Ltd.	924,629	2,065
	King Yuan Electronics Co. Ltd.	4,873,000	2,007
	Kenda Rubber Industrial Co. Ltd.	1,751,516	1,965
	Prince Housing & Development Corp.	2,740,100	1,958
*	Ta Chong Bank Ltd.	5,096,000	1,956
*	HannStar Display Corp.	20,022,000	1,954
	Yuen Foong Yu Paper Manufacturing Co. Ltd.	4,337,515	1,952
	Hey Song Corp.	1,559,000	1,949
	Goldsun Development & Construction Co. Ltd.	4,994,830	1,912
*	Inotera Memories Inc.	7,347,002	1,906
	Faraday Technology Corp.	1,362,110	1,893
	Win Semiconductors Corp.	1,333,000	1,891
	Formosa International Hotels Corp.	139,441	1,883
	Elan Microelectronics Corp.	1,372,000	1,882
*	Tatung Co. Ltd.	6,897,058	1,880
*	CMC Magnetics Corp.	10,809,000	1,866
	Motech Industries Inc.	1,285,100	1,862
	China Motor Corp.	2,254,000	1,854
	St. Shine Optical Co. Ltd.	160,000	1,845
*	Gloria Material Technology Corp.	1,656,465	1,825
	FLEXium Interconnect Inc.	558,586	1,778
	Tong Hsing Electronic Industries Ltd.	483,259	1,762
*	Taichung Commercial Bank	5,634,430	1,758
	Far Eastern International Bank	4,452,550	1,757
	Compal Communications Inc.	1,254,000	1,756
*	Winbond Electronics Corp.	10,588,000	1,754
*	Via Technologies Inc.	3,079,000	1,732
	Gigabyte Technology Co. Ltd.	1,999,000	1,724
	Wei Chuan Food Corp.	1,582,000	1,722
	Shinkong Synthetic Fibers Corp.	5,717,451	1,721
	Solar Applied Materials Technology Co.	1,197,000	1,690
	TXC Corp.	1,138,979	1,681
	TTY Biopharm Co. Ltd.	479,264	1,650
	China Synthetic Rubber Corp.	1,677,000	1,634
	Taiwan Surface Mounting Technology Co. Ltd.	783,300	1,625
	D-Link Corp.	2,293,000	1,625
	G Tech Optoelectronics Corp.	550,334	1,614
	China Bills Finance Corp.	3,771,000	1,613
	Kerry TJ Logistics Co. Ltd.	1,423,000	1,602
	Tainan Spinning Co. Ltd.	3,730,260	1,581
*	Ritek Corp.	10,705,000	1,579
*	King's Town Bank	2,713,000	1,572
	Career Technology MFG. Co. Ltd.	1,094,000	1,564

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Nan Ya Printed Circuit Board Corp.	837,059	1,559
	Senao International Co. Ltd.	383,000	1,556
	Mitac International Corp.	4,580,995	1,548
	LITE-ON IT Corp.	1,517,488	1,526
	Cathay Real Estate Development Co. Ltd.	3,254,000	1,511
	Makalot Industrial Co. Ltd.	516,000	1,500
	Sanyang Industry Co. Ltd.	2,594,540	1,488
	Tong Yang Industry Co. Ltd.	1,497,680	1,480
	Shihlin Electric & Engineering Corp.	1,238,000	1,471
	Wistron NeWeb Corp.	787,434	1,465
	President Securities Corp.	2,790,220	1,445
	Grand Pacific Petrochemical	3,291,000	1,440
	Ton Yi Industrial Corp.	2,796,850	1,435
	Vanguard International Semiconductor Corp.	3,003,000	1,428
	Ambassador Hotel	1,181,000	1,419
	Radium Life Tech Co. Ltd.	1,930,831	1,409
	Qisda Corp.	5,783,880	1,407
*	Compeq Manufacturing Co.	3,577,000	1,401
	MIN AIK Technology Co. Ltd.	591,000	1,396
	Great Wall Enterprise Co. Ltd.	1,423,736	1,387
	WT Microelectronics Co. Ltd.	966,539	1,359
	Chong Hong Construction Co.	648,250	1,323
	Ho Tung Chemical Corp.	2,277,640	1,319
	BES Engineering Corp.	5,036,000	1,314
	ALI Corp.	981,000	1,307
	Masterlink Securities Corp.	4,082,000	1,307
	Cheng Loong Corp.	3,367,600	1,304
	Ability Enterprise Co. Ltd.	1,429,000	1,304
	UPC Technology Corp.	2,326,000	1,302
	Micro-Star International Co. Ltd.	2,972,000	1,297
*	China Manmade Fibers Corp.	3,853,000	1,292
	Microbio Co. Ltd.	1,033,356	1,278
	CSBC Corp. Taiwan	1,570,000	1,268
	Chin-Poon Industrial Co.	1,398,000	1,255
	Sincere Navigation Corp.	1,243,000	1,233
	ITEQ Corp.	1,085,582	1,230
	Yieh Phui Enterprise Co. Ltd.	3,570,700	1,222
	Visual Photonics Epitaxy Co. Ltd.	740,500	1,222
	Pan-International Industrial	1,522,810	1,212
	Asia Polymer Corp.	1,037,750	1,211
	Zinwell Corp.	1,078,000	1,180
	Lien Hwa Industrial Corp.	1,869,767	1,178
	Pixart Imaging Inc.	454,348	1,171
	Silitech Technology Corp.	497,040	1,159
	Shinkong Textile Co. Ltd.	852,000	1,155
	Neo Solar Power Corp.	1,741,724	1,155
	Sonix Technology Co. Ltd.	673,000	1,154
	Gemtek Technology Corp.	1,241,564	1,152
	Unity Opto Technology Co. Ltd.	1,082,409	1,145
	Taiwan TEA Corp.	2,245,000	1,128
*	Taiwan Prosperity Chemical Corp.	471,000	1,118
	Jih Sun Financial Holdings Co. Ltd.	3,739,980	1,118
	Gintech Energy Corp.	1,135,149	1,109
	Genius Electronic Optical Co. Ltd.	165,709	1,107
	Eclat Textile Co. Ltd.	470,640	1,102
	Hung Sheng Construction Co. Ltd.	2,211,000	1,096
	Shin Zu Shing Co. Ltd.	412,000	1,084
	Chung Hung Steel Corp.	3,509,240	1,069
	Tsann Kuen Enterprise Co. Ltd.	449,000	1,068
	PChome Online Inc.	187,260	1,057
	Global Unichip Corp.	325,000	1,042
	Taiwan PCB Techvest Co. Ltd.	801,820	1,040
	Sinyi Realty Co.	688,400	1,038
	Formosan Rubber Group Inc.	1,623,000	1,035

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Sigurd Microelectronics Corp.	1,336,000	1,031
	Elite Material Co. Ltd.	1,139,965	1,029
	Formosa Epitaxy Inc.	1,266,000	1,026
	Altek Corp.	1,403,648	1,025
	Merry Electronics Co. Ltd.	561,000	1,025
	National Petroleum Co. Ltd.	882,000	1,025
	Holy Stone Enterprise Co. Ltd.	1,107,000	1,024
	Mercuries & Associates Ltd.	1,217,630	1,011
	Kinpo Electronics	4,499,000	1,006
	Lextar Electronics Corp.	857,545	1,006
*	Union Bank Of Taiwan	2,974,000	999
*	HannsTouch Solution Inc.	2,865,000	995
	Alpha Networks Inc.	1,165,000	995
	China Electric Manufacturing Corp.	1,340,000	990
	Global Mixed Mode Technology Inc.	282,000	989
*	Genesis Photonics Inc.	807,960	984
	Taiwan Sogo Shin Kong SEC	999,000	983
	Huang Hsiang Construction Co.	493,000	978
*	TA Chen Stainless Pipe	1,793,000	972
	Apex Biotechnology Corp.	347,000	969
	Phihong Technology Co. Ltd.	819,000	969
	Youngtek Electronics Corp.	354,466	969
	Evergreen International Storage & Transport Corp.	1,961,000	965
	Rechi Precision Co. Ltd.	1,051,570	955
	Taiwan Cogeneration Corp.	1,212,550	952
	First Steamship Co. Ltd.	639,000	946
	Soft-World International Corp.	438,620	944
	Accton Technology Corp.	1,613,800	940
	Feng TAY Enterprise Co. Ltd.	975,000	926
	Ardentec Corp.	1,329,123	924
	Forhouse Corp.	1,634,000	917
	King Slide Works Co. Ltd.	185,000	912
	Wah Lee Industrial Corp.	670,000	911
	Getac Technology Corp.	1,315,000	909
*	A-DATA Technology Co. Ltd.	769,000	906
	International Games System Co. Ltd.	192,000	901
	Yem Chio Co. Ltd.	931,118	899
	Springsoft Inc.	627,000	890
	Topco Scientific Co. Ltd.	501,060	886
	Gigastorage Corp.	1,152,096	878
	ENG Electric Co. Ltd.	356,612	875
	Young Fast Optoelectronics Co. Ltd.	411,143	875
*	Taiwan Land Development Corp.	2,130,383	866
	Sercomm Corp.	596,000	861
	Holtek Semiconductor Inc.	711,000	844
	YungShin Global Holding Corp.	604,000	841
	Depo Auto Parts Ind Co. Ltd.	383,000	823
	Great Taipei Gas Co. Ltd.	1,272,000	810
	Great China Metal Industry	589,000	801
	Infortrend Technology Inc.	1,010,000	795
	Opto Technology Corp.	1,699,000	787
	Cyberlink Corp.	266,489	783
*	Chunghwa Picture Tubes	14,349,351	779
	Entire Technology Co. Ltd.	474,617	773
	AcBel Polytech Inc.	1,416,000	772
	Everlight Chemical Industrial Corp.	1,199,400	772
	CyberTAN Technology Inc.	979,000	770
	Elite Semiconductor Memory Technology Inc.	898,000	756
	Wafer Works Corp.	1,048,060	750
	Test-Rite International Co. Ltd.	1,107,000	750
	Silicon Integrated Systems Corp.	2,056,000	748
	ICP Electronics Inc.	540,000	746
	ASROCK Inc.	195,000	742
	Weikeng Industrial Co. Ltd.	862,700	740

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Chung Hsin Electric & Machinery Manufacturing Corp.	1,296,000	738
*	Firich Enterprises Co. Ltd.	589,000	738
	Unitech Printed Circuit Board Corp.	1,864,248	738
	Johnson Health Tech Co. Ltd.	273,175	734
	Hung Poo Real Estate Development Corp.	802,946	728
	Nien Hsing Textile Co. Ltd.	1,105,250	728
	Green Energy Technology Inc.	774,405	724
	Lealea Enterprise Co. Ltd.	2,023,150	721
	United Integrated Services Co. Ltd.	739,000	711
	KEE TAI Properties Co. Ltd.	1,296,740	711
	Lingsen Precision Industries Ltd.	1,215,000	704
	Continental Holdings Corp.	1,875,000	703
	Pacific Hospital Supply Co. Ltd.	233,024	702
	Chia Hsin Cement Corp.	1,523,410	696
	Aten International Co. Ltd.	364,000	694
*	Elitegroup Computer Systems Co. Ltd.	2,514,000	692
	Taiflex Scientific Co. Ltd.	493,852	691
	Young Optics Inc.	217,000	690
	Darfon Electronics Corp.	1,052,000	687
*	Shihlin Paper Corp.	486,000	677
	Unizyx Holding Corp.	1,202,000	676
	Systex Corp.	658,000	673
	Taiwan Life Insurance Co. Ltd.	1,179,100	670
	GeoVision Inc.	156,567	665
	Formosan Union Chemical	916,990	663
	FSP Technology Inc.	716,478	662
	Kwong Fong Industries	1,457,000	658
	Giga Solar Materials Corp.	64,559	656
	Taiwan Paiho Ltd.	912,000	653
	E-LIFE MALL Corp.	301,000	651
	Federal Corp.	1,286,465	651
*	Cando Corp.	1,936,297	649
	Nantex Industry Co. Ltd.	764,220	648
	Test Research Inc.	505,040	647
	Aurora Corp.	389,000	646
	Kindom Construction Co.	1,041,000	644
	China Chemical & Pharmaceutical Co. Ltd.	1,052,000	641
	Avermedia Technologies	804,000	640
	Chinese Maritime Transport Ltd.	447,000	636
	Wisdom Marine Lines Co. Ltd.	439,197	633
	Yeun Chyang Industrial Co. Ltd.	1,088,000	631
	Sampo Corp.	2,215,000	631
	Shih Wei Navigation Co. Ltd.	674,000	630
	Lumax International Corp. Ltd.	279,300	627
	Sinon Corp.	1,432,000	627
	Kinko Optical Co. Ltd.	449,000	623
	Rich Development Co. Ltd.	1,549,548	621
	Flytech Technology Co. Ltd.	256,280	618
	Chung Hwa Pulp Corp.	1,813,820	614
	Sinbon Electronics Co. Ltd.	741,000	611
	Taisun Enterprise Co. Ltd.	1,174,570	611
	Solartech Energy Corp.	576,450	606
*	Pihsiang Machinery Manufacturing Co. Ltd.	504,000	605
	Formosa Advanced Technologies Co. Ltd.	592,000	601
*	Shining Building Business Co. Ltd.	685,350	600
	AV Tech Corp.	180,000	599
	eMemory Technology Inc.	252,225	596
	L&K Engineering Co. Ltd.	527,000	596
	Taiwan Acceptance Corp.	292,000	595
	Grape King Industrial Co.	362,000	594
*	Integrated Memory Logic Ltd.	158,470	594
	Namchow Chemical Industrial Ltd.	593,000	593
	Edison Opto Corp.	290,700	592
	I-Chiun Precision Industry Co. Ltd.	769,000	590

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Shinkong Insurance Co. Ltd.	886,000	583
	Ways Technical Corp. Ltd.	208,000	582
	Ta Ya Electric Wire & Cable	2,185,950	582
	Capella Microsystems Taiwan Inc.	96,761	581
	Taiwan Sakura Corp.	1,071,440	580
	Syncmold Enterprise Corp.	407,000	579
	Zeng Hsing Industrial Co. Ltd.	167,912	579
	Champion Building Materials Co. Ltd.	1,334,000	578
*	Leofoo Development Co.	955,441	575
*	Phytohealth Corp.	402,000	572
*	Powerchip Technology Corp.	17,777,460	572
	ACES Electronic Co. Ltd.	373,000	570
*	Taiwan Styrene Monomer	2,341,000	570
	Pan Jit International Inc.	1,307,000	570
	Sunplus Technology Co. Ltd.	1,721,000	570
	LES Enphants Co. Ltd.	550,444	569
	Walsin Technology Corp.	2,160,954	569
	Universal Cement Corp.	1,215,000	567
*	Asia Optical Co. Inc.	682,000	563
	CHC Resources Corp.	356,000	563
	Alcor Micro Corp.	301,000	563
	China Metal Products	851,040	561
	Chun Yuan Steel	1,323,190	557
	I-Sheng Electric Wire & Cable Co. Ltd.	354,000	552
	Coxon Precise Industrial Co. Ltd.	401,810	546
	Tong-Tai Machine & Tool Co. Ltd.	614,520	545
	Tainan Enterprises Co. Ltd.	450,000	543
	Sitronix Technology Corp.	427,000	541
	Kinik Co.	351,000	540
	King's Town Construction Co. Ltd.	627,480	535
	Chien Kuo Construction Co. Ltd.	1,119,100	534
	Sirtec International Co. Ltd.	375,000	533
	Macroblock Inc.	119,000	532
	Adlink Technology Inc.	388,450	531
	Jentech Precision Industrial Co. Ltd.	195,530	531
	Chimei Materials Technology Corp.	443,351	526
	Lite-On Semiconductor Corp.	1,023,000	523
	Sanyo Electric Taiwan Co. Ltd.	535,000	520
	Fulltech Fiber Glass Corp.	769,228	519
	Hu Lane Associate Inc.	283,620	517
	San Fang Chemical Industry Co. Ltd.	618,700	517
*	Ichia Technologies Inc.	1,095,000	515
	Advanced International Multitech Co. Ltd.	387,000	513
	Asia Vital Components Co. Ltd.	857,269	512
	Raydium Semiconductor Corp.	176,311	510
	Longwell Co.	405,000	508
	Tyntek Corp.	1,261,000	504
	Excelsior Medical Co. Ltd.	260,000	503
	MPI Corp.	230,000	502
	Gamania Digital Entertainment Co. Ltd.	455,000	502
	Quanta Storage Inc.	751,000	501
	Thye Ming Industrial Co. Ltd.	532,000	500
	Hsin Kuang Steel Co. Ltd.	727,000	498
*	Hannstar Board Corp.	946,988	498
	Taiwan Navigation Co. Ltd.	497,000	494
	Acter Co. Ltd.	123,229	492
	Globe Union Industrial Corp.	725,000	490
*	Episil Technologies Inc.	1,315,000	489
	Taiwan Semiconductor Co. Ltd.	964,000	489
	San Shing Fastech Corp.	316,000	487
	Li Peng Enterprise Co. Ltd.	1,643,400	479
	Sporton International Inc.	197,799	478
	Wei Mon Industry Co. Ltd.	900,116	475
	Actron Technology Corp.	164,650	474

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Insyde Software Corp.	103,000	472
*	Ocean Plastics Co. Ltd.	630,000	465
	ITE Technology Inc.	549,000	463
	Taiwan Fire & Marine Insurance Co.	650,000	461
	Weltrend Semiconductor	1,006,000	456
*	Cosmos Bank Taiwan	1,542,000	452
	Tung Thih Electronic Co. Ltd.	191,540	451
	Acme Electronics Corp.	260,576	450
	Taiyen Biotech Co. Ltd.	637,000	448
*	WUS Printed Circuit Co. Ltd.	935,000	444
	Advanced Ceramic X Corp.	177,000	442
*	Kuoyang Construction Co. Ltd.	1,187,000	434
	Chinese Gamer International Corp.	140,000	431
*	Jess-Link Products Co. Ltd.	486,458	430
*	Concord Securities Corp.	2,052,219	428
	Etron Technology Inc.	1,369,059	426
	Sesoda Corp.	366,000	423
	Taiwan Pulp & Paper Corp.	1,212,800	422
	HUA ENG Wire & Cable	1,470,000	420
	Sunrex Technology Corp.	756,000	417
	Tah Hsin Industrial Co. Ltd.	391,000	411
	Lotes Co. Ltd.	160,000	410
	Global Brands Manufacture Ltd.	828,353	406
	Southeast Cement Co. Ltd.	993,000	406
	KYE Systems Corp.	1,074,000	398
*	Asia Plastic Recycling Holding Ltd.	143,000	395
	Supreme Electronics Co. Ltd.	732,000	389
	Elite Advanced Laser Corp.	275,000	384
	Wah Hong Industrial Corp.	239,000	378
*	Arima Communications Corp.	624,000	377
	ShenMao Technology Inc.	305,839	377
*	AGV Products Corp.	1,210,265	377
	Zig Sheng Industrial Co. Ltd.	1,107,175	376
	DA CIN Construction Co. Ltd.	590,000	375
	Arcadyan Technology Corp.	314,123	375
	Long Bon International Co. Ltd.	920,000	373
	Sunonwealth Electric Machine Industry Co. Ltd.	549,000	372
	Mirle Automation Corp.	482,900	370
	Bank of Kaohsiung	1,239,049	369
	BenQ Materials Corp.	674,478	367
*	Mosel Vitelic Inc.	2,654,000	362
	Dynamic Electronics Co. Ltd.	931,361	354
	APCB Inc.	454,000	344
	TA-I Technology Co. Ltd.	573,381	337
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	199,000	336
	Ve Wong Corp.	461,000	336
	Tekcore Co. Ltd.	552,000	335
	Harvatek Corp.	517,129	329
	Advanced Wireless Semiconductor Co.	382,160	325
*	Orient Semiconductor Electronics Ltd.	2,078,000	323
	Topoint Technology Co. Ltd.	515,474	322
*	China Steel Structure Co. Ltd.	311,000	321
	AVY Precision Technology Inc.	172,600	313
	Skymedi Corp.	163,996	302
	J Touch Corp.	278,395	301
*	Holiday Entertainment Co. Ltd.	178,000	299
*	China General Plastics Corp.	747,000	295
	Long Chen Paper Co. Ltd.	1,026,000	294
	Kenmec Mechanical Engineering Co. Ltd.	819,240	293
	Well Shin Technology Co. Ltd.	199,360	293
	Mayer Steel Pipe Corp.	696,600	285
	Walton Advanced Engineering Inc.	928,000	280
*	Global Lighting Technologies Inc.	167,000	278
	Powercom Co. Ltd.	546,770	277

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Gold Circuit Electronics Ltd.	1,163,000	260
*	E-Ton Solar Tech Co. Ltd.	499,000	255
	G Shank Enterprise Co. Ltd.	492,000	255
	First Hotel	381,240	252
	Bright Led Electronics Corp.	339,000	250
*	KD Holding Corp.	50,000	249
	Huga Optotech Inc.	482,890	245
	CyberPower Systems Inc.	128,000	237
	SDI Corp.	305,000	236
*	Changs Ascending Enterprise Co. Ltd.	79,261	235
*	Eastern Media International Corp.	2,027,000	234
	Orise Technology Co. Ltd.	220,000	233
	Chenming Mold Industry Corp.	315,000	233
	Newmax Technology Co. Ltd.	157,370	233
	Chang Wah Electromaterials Inc.	89,610	232
*	Tang Eng Iron Works Co. Ltd.	241,000	227
*	Froch Enterprise Co. Ltd.	601,000	225
*	Giantplus Technology Co. Ltd.	753,000	223
	Microlife Corp.	135,000	222
	Topco Technologies Corp.	91,627	220
*	Tatung Co. Ltd. GDR	38,879	213
	WAN HWA Enterprise Co.	447,300	206
	Kaulin Manufacturing Co. Ltd.	279,000	206
*	Adimmune Corp.	144,000	201
	Super Dragon Technology Co. Ltd.	210,000	200
	Thinking Electronic Industrial Co. Ltd.	204,000	198
	Sheng Yu Steel Co. Ltd.	288,000	195
	Star Comgistic Capital Co. Ltd.	362,000	194
	Shiny Chemical Industrial Co. Ltd.	147,000	190
	ACHEM TECHNOLOGY Corp.	366,950	190
*	Shuttle Inc.	605,000	188
*	TYC Brother Industrial Co. Ltd.	444,960	186
*	Astro Corp.	101,000	173
	Standard Chemical & Pharma	207,580	168
	LAN FA Textile	508,680	165
	Sunspring Metal Corp.	140,000	151
	Ta Chong Securities Co. Ltd.	578,000	151
	XinTec Inc.	187,015	147
	Meiloon Industrial Co.	423,000	139
	Ta Yih Industrial Co. Ltd.	73,000	136
	Fortune Electric Co. Ltd.	288,000	136
	Hung Ching Development & Construction Co. Ltd.	285,000	115
*	Jenn Feng New Energy Co. Ltd.	306,000	111
	Central Reinsurance Co. Ltd.	269,000	109
	Primax Electronics Ltd.	146,000	109
	San Chih Semiconductor Co.	88,451	95
	DelSolar Co. Ltd.	111,842	79
*	Hiroca Holdings Ltd.	1,000	4
*	ProMOS Technologies Inc.	5,975,000	—
			1,904,646
Thailand (0.6%)
	PTT PCL (Foreign)	2,366,115	26,985
	Kasikornbank PCL (Foreign)	4,744,300	25,072
	Siam Commercial Bank PCL (Foreign)	4,402,600	22,106
	Bangkok Bank PCL (Foreign)	3,343,600	21,042
	PTT Exploration & Production PCL (Foreign)	3,341,355	19,253
	Siam Cement PCL (Foreign)	1,194,400	16,223
	CP ALL PCL (Foreign)	6,247,285	15,516
	Advanced Info Service PCL (Foreign)	2,574,600	15,309
*	Kasikornbank PCL	2,379,200	12,608
*	PTT PCL	1,048,000	11,952
*	Bangkok Bank PCL (Local)	1,919,500	11,889
*	Charoen Pokphand Foods PCL (Foreign)	8,304,300	10,979

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	PTT Global Chemical PCL	4,225,236	9,239
*	Siam Commercial Bank PCL (Local)	1,822,100	9,149
*	PTT Exploration and Production PCL (Local)	1,277,300	7,360
	Banpu PCL	396,440	7,179
*	CP ALL PCL (Local)	2,491,100	6,187
*	Advanced Info Service PCL (Local)	974,700	5,796
*	PTT Global Chemical PCL	2,445,200	5,464
	Thai Oil PCL (Foreign)	2,328,100	5,107
	Bank of Ayudhya PCL (Foreign)	5,379,779	4,936
*	Charoen Pokphand Foods PCL	3,644,600	4,818
*	Siam Makro PCL	385,100	4,785
	Indorama Ventures PCL	4,205,648	4,698
	Krung Thai Bank PCL (Foreign)	7,522,210	4,390
	IRPC PCL (Foreign)	28,064,000	3,968
	BEC World PCL (Foreign)	2,370,905	3,963
*	Banpu PCL (Local)	174,900	3,158
	Glow Energy PCL (Foreign)	1,446,845	3,158
*	Siam City Cement PCL (Local)	286,200	3,057
	Thai Union Frozen Products PCL (Foreign)	1,162,300	2,749
*	Thanachart Capital PCL	2,561,100	2,635
*	Minor International PCL	5,745,740	2,627
*	Bumrungrad Hospital PCL	1,310,500	2,595
*	True Corp. PCL	19,611,100	2,347
	Home Product Center PCL (Foreign)	4,948,532	2,249
*	Robinson Department Store PCL	1,291,200	2,229
*	Thai Airways International PCL	2,545,600	2,216
*	BEC World PCL	1,274,900	2,131
*	Thai Oil PCL	958,600	2,103
*	Tisco Financial Group PCL	1,502,000	2,046
*	Krung Thai Bank PCL	3,451,500	2,015
*	Ratchaburi Electricity Generating Holding PCL (Local)	1,389,600	1,886
*	Indorama Ventures PCL	1,654,200	1,848
*	Hemaraj Land and Development PCL	17,547,100	1,697
*	IRPC PCL	11,738,800	1,660
*	Sri Trang Agro-Industry PCL	2,477,200	1,622
*	Electricity Generating PCL	494,500	1,589
*	Bank of Ayudhya PCL (Local)	1,742,400	1,568
	Jasmine International PCL	15,089,900	1,549
*	Esso Thailand PCL	4,025,700	1,531
	Hana Microelectronics PCL (Foreign)	2,059,900	1,501
*	Delta Electronics Thailand PCL	1,838,800	1,474
	BTS Group Holdings PCL	53,049,000	1,451
	Supalai PCL	2,613,600	1,391
	Pruksa Real Estate PCL	2,710,500	1,354
*	Glow Energy PCL	604,700	1,320
	Major Cineplex Group PCL	2,057,000	1,296
*	Kiatnakin Bank PCL	1,024,500	1,229
*	Bangkok Expressway PCL	1,557,700	1,185
	LPN Development PCL	2,078,700	1,166
*	Thai Vegetable Oil PCL	1,532,000	1,157
*	Amata Corp. PCL	1,935,100	1,123
	Dynasty Ceramic PCL	521,000	1,078
	Bangchak Petroleum PCL	1,239,400	1,025
*	Khon Kaen Sugar Industry PCL	2,131,700	956
*	Sino Thai Engineering & Construction PCL	2,106,500	923
*	Thaicom PCL	1,800,000	922
*	Home Product Center PCL	1,869,971	850
*	Thoresen Thai Agencies PCL	1,340,100	836
	TPI Polene PCL	1,773,600	812
*	Central Plaza Hotel PCL	1,891,200	780
	Polyplex PCL	1,444,400	726
	Asian Property Development PCL (Foreign)	3,223,440	716
*	Quality Houses PCL	11,791,400	715
*	CalComp Electronics Thailand PCL	7,468,700	699

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Ticon Industrial Connection PCL	1,618,400	684
*	Siamgas & Petrochemicals PCL	1,279,000	681
	Thai Tap Water Supply PCL	3,214,600	678
*	Bangkokland PCL	28,904,700	676
*	Sahaviriya Steel Industries PCL	26,614,560	658
*	G Steel PCL	36,098,400	575
*	Italian-Thai Development PCL	4,838,300	574
*	Bangkok Chain Hospital PCL	2,073,360	572
	Siam Global House PCL	1,497,360	570
*	Precious Shipping PCL	1,017,700	535
	Thai Tap Water Supply PCL	2,516,500	531
*	CH Karnchang PCL	1,968,700	507
*	Vinythai PCL	820,300	505
*	STP & I PCL	517,400	500
*	Somboon Advance Technology PCL	546,400	497
	Sansiri PCL (Foreign)	7,035,464	480
*	GFPT PCL	1,452,800	476
	LH Financial Group PCL	10,182,053	464
*	G J Steel PCL (Local)	66,137,800	368
*	Sansiri PCL (Local)	4,760,200	325
*	Phatra Securities PCL	265,800	289
*	MCOT PCL	285,000	271
*	Hana Microelectronics PCL	345,500	251
	Samart Corp. PCL	810,500	251
*	Phatra Capital PCL	209,900	228
*	Samart Corp. PCL	574,400	178
*	Thai Union Frozen Products PCL (Foreign) Rights Exp. 05/18/2012	232,460	172
*	Sahaviriya Steel Industries PCL	6,923,900	171
*	Tata Steel Thailand PCL	5,109,900	139
*	Rojana Industrial Park PCL Warrants Exp. 07/18/2016	197,933	25
			387,754
Turkey (0.4%)
*	Turkiye Garanti Bankasi AS	8,330,148	30,668
	Akbank TAS	4,769,242	17,729
*	Turkcell Iletisim Hizmetleri AS	3,061,408	15,232
	Turkiye Is Bankasi	6,245,727	14,305
	BIM Birlesik Magazalar AS	329,450	13,741
	Anadolu Efes Biracilik Ve Malt Sanayii AS	802,941	11,318
	Tupras Turkiye Petrol Rafinerileri AS	499,986	10,469
	Turk Telekomunikasyon AS	2,109,183	9,241
	KOC Holding AS	2,400,763	8,917
	Turkiye Halk Bankasi AS	1,251,645	8,774
	Haci Omer Sabanci Holding AS (Bearer)	2,013,238	8,373
*	Yapi ve Kredi Bankasi AS	3,415,134	6,325
	Turkiye Vakiflar Bankasi Tao	3,028,167	5,435
	Eregli Demir ve Celik Fabrikalari TAS	3,114,103	4,315
	Enka Insaat ve Sanayi AS	1,294,752	4,057
	Koza Altin Isletmeleri AS	186,683	4,045
	Arcelik AS	812,574	3,566
	Coca-Cola Icecek AS	252,221	3,549
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,558,777	3,367
*	TAV Havalimanlari Holding AS	621,376	3,272
*	Turk Hava Yollari	1,958,636	3,000
	Turkiye Sise ve Cam Fabrikalari AS	1,484,600	2,537
	Ford Otomotiv Sanayi AS	268,258	2,470
*	Asya Katilim Bankasi AS	2,013,135	2,053
	Turkiye Sinai Kalkinma Bankasi AS	1,378,134	1,790
*	Dogan Sirketler Grubu Holding AS	3,551,534	1,678
*	Ihlas Holding AS	2,453,140	1,593
	Yazicilar Holding AS Class A	186,106	1,281
	Netas Telekomunikasyon AS	8,257	1,208
	Aselsan Elektronik Sanayi Ve Ticaret AS	196,699	1,188
*	Ipek Dogal Enerji Kaynaklari Ve Uretim AS	591,205	1,159
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,105,411	1,151

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Akmerkez Gayrimenkul Yatirim Ortakligi AS	77,739	1,105
	Ulker Biskuvi Sanayi AS	343,244	1,040
*	Bizim Toptan Satis Magazalari AS	70,522	1,036
	Yapi Kredi Sigorta AS	111,201	1,009
*	Akfen Holding AS	177,868	1,001
	Trakya Cam Sanayi AS	627,263	904
*	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	277,886	860
*	Albaraka Turk Katilim Bankasi AS	771,907	818
	Bagfas Bandirma Gubre Fabrik	7,249	816
*	Dogan Yayin Holding AS	2,023,846	807
	Torunlar Gayrimenkul Yatirim Ortakligi AS	274,352	807
*	Kartonsan Karton Sanayi ve Ticaret AS	5,744	802
	Sekerbank TAS	1,494,848	800
*	NET Holding AS	848,575	793
*	Koza Anadolu Metal Madencilik Isletmeleri AS	391,220	768
	Akcansa Cimento AS	172,261	765
	Is Gayrimenkul Yatirim Ortakligi AS	1,147,684	765
	Mardin Cimento Sanayii ve Ticaret AS	194,365	764
	Konya Cimento Sanayii AS	4,023	759
	Alarko Holding AS	305,020	754
	Aksa Akrilik Kimya Sanayii	301,778	740
*	Aksigorta AS	680,300	729
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	846,930	705
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	569,066	697
	Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS	45,643	694
*	Koza Anadolu Metal Madencilik Isletmeleri AS	353,486	690
	Dogus Otomotiv Servis ve Ticaret AS	263,527	673
	Cimsa Cimento Sanayi VE Tica	149,541	669
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	37,645	666
	Pinar SUT Mamulleri Sanayii AS	63,393	661
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class B	439,659	651
	Baticim Bati Anadolu Cimento Sanayii AS	148,080	642
	Anadolu Hayat Emeklilik AS	263,952	627
*	Gubre Fabrikalari TAS	88,019	616
*	Izmir Demir Celik Sanayi AS	207,310	614
	Otokar Otomotiv Ve Savunma Sanayi A.S.	32,800	594
	Anadolu Cam Sanayii AS	343,349	562
*	Anadolu Sigorta	1,024,508	537
	Sinpas Gayrimenkul Yatirim Ortakligi AS	749,726	534
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	13,466	529
	Adana Cimento Sanayii TAS Class A	231,838	528
*	Bursa Cimento Fabrikasi AS	171,571	506
*	Akenerji Elektrik Uretim AS	391,149	474
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	484,869	456
*	Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS	13,524	407
*	Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii AS	631,753	407
*	Goodyear Lastikleri Turk AS	10,895	370
*	Zorlu Enerji Elektrik Uretim AS	413,798	370
	Eczacibasi Yatirim Holding Ortakligi AS	87,076	348
*	Hurriyet Gazetecilik AS	605,721	345
*	Deva Holding AS	248,817	332
	Turcas Petrol AS	186,641	295
*	Vestel Elektronik Sanayi ve Ticaret AS	231,823	287
*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	2,250	267
*	Is Finansal Kiralama AS	421,787	257
*	Soda Sanayii AS	132,115	253
*	TAT Konserve Sanayii AS	178,747	244
*	Polyester Sanayi AS	329,554	242
	Vestel Beyaz Esya Sanayi ve Ticaret AS	183,899	238
	Is Yatirim Menkul Degerler AS	215,433	227
*	Boyner Buyuk Magazacilik	101,810	205
	Bolu Cimento Sanayii AS	197,964	175
	Celebi Hava Servisi AS	16,800	155
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	19,045	121

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

		Market
		Value
	Shares	($000)
Afyon Cimento Sanayi TAS	1,990	101
* Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	33,167	97
		245,516
United Kingdom (15.5%)
HSBC Holdings plc	71,214,291	642,865
Vodafone Group plc	200,378,256	554,640
BP plc	75,580,442	546,002
GlaxoSmithKline plc	20,119,478	464,791
British American Tobacco plc	7,849,778	402,612
Royal Dutch Shell plc Class A	11,248,978	401,206
Royal Dutch Shell plc Class B	10,610,701	388,294
BG Group plc	13,526,309	319,156
Rio Tinto plc	5,467,251	306,466
BHP Billiton plc	8,417,904	270,988
Diageo plc	9,957,670	251,165
Standard Chartered plc	9,491,172	232,018
AstraZeneca plc	5,193,023	227,566
Anglo American plc	5,274,560	203,834
Unilever plc	5,115,374	174,752
TESCO plc	31,955,176	164,655
Barclays plc	46,179,735	163,493
Imperial Tobacco Group plc	4,017,284	160,653
SABMiller plc	3,801,869	159,787
Xstrata plc	8,271,284	158,854
National Grid plc	14,187,683	153,206
Reckitt Benckiser Group plc	2,468,231	143,684
Prudential plc	10,154,777	124,456
Royal Dutch Shell plc Class A (Amsterdam Shares)	3,263,734	116,405
BT Group plc	30,986,036	105,986
Centrica plc	20,619,937	102,595
Rolls-Royce Holdings plc	7,463,493	99,790
Tullow Oil plc	3,607,122	89,992
* Lloyds Banking Group plc	164,125,423	82,382
SSE plc	3,734,995	80,091
Compass Group plc	7,578,769	79,231
Shire plc	2,238,437	72,957
WPP plc	4,958,300	67,140
Experian plc	4,011,610	63,360
BAE Systems plc	12,942,739	62,025
Pearson plc	3,247,137	61,163
Aviva plc	11,566,204	57,889
British Sky Broadcasting Group plc	4,527,324	49,824
* Old Mutual plc	19,401,614	46,581
ARM Holdings plc	5,392,732	45,629
Legal & General Group plc	23,372,391	44,627
Kingfisher plc	9,435,763	44,499
Wolseley plc	1,133,552	43,156
Burberry Group plc	1,747,163	42,114
International Power plc	6,101,343	41,272
Reed Elsevier plc	4,847,578	40,114
WM Morrison Supermarkets plc	8,649,298	39,396
Aggreko plc	1,063,614	38,875
Glencore International plc	5,524,946	38,288
Marks & Spencer Group plc	6,336,214	36,723
Land Securities Group plc	3,092,546	36,521
Smith & Nephew plc	3,551,434	34,957
Standard Life plc	9,377,480	34,031
Next plc	688,682	32,752
Randgold Resources Ltd.	364,703	32,372
Johnson Matthey plc	858,390	32,234
Antofagasta plc	1,573,469	30,300
Petrofac Ltd.	1,037,787	29,306
Associated British Foods plc	1,425,341	28,207
Capita plc	2,598,094	27,982

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Royal Bank of Scotland Group plc	70,746,784	27,910
	InterContinental Hotels Group plc	1,152,939	27,491
	Smiths Group plc	1,568,912	27,252
	United Utilities Group plc	2,708,702	27,179
	British Land Co. plc	3,358,002	26,676
	Severn Trent plc	951,351	26,090
	Intertek Group plc	638,619	26,074
	G4S plc	5,623,701	25,515
	AMEC plc	1,323,129	24,434
	Sage Group plc	5,237,369	24,333
	Rexam plc	3,479,985	24,292
	J Sainsbury plc	4,850,324	24,247
	RSA Insurance Group plc	14,108,280	24,056
	Carnival plc	721,072	23,422
	Weir Group plc	844,138	23,367
	Whitbread plc	709,261	22,188
	Bunzl plc	1,319,820	21,929
	Tate & Lyle plc	1,852,875	20,769
	Meggitt plc	3,120,060	20,690
	IMI plc	1,286,407	20,665
	GKN plc	6,212,174	20,547
	ITV plc	14,813,068	20,128
	Resolution Ltd.	5,485,056	19,926
	Croda International plc	536,991	19,449
	Babcock International Group plc	1,428,974	19,287
	Hammerson plc	2,822,538	19,135
	Fresnillo plc	715,213	18,223
	Serco Group plc	1,968,592	17,347
	Pennon Group plc	1,432,023	17,098
	John Wood Group plc	1,329,875	16,887
	Informa plc	2,385,660	16,056
	Cobham plc	4,332,037	15,929
	Admiral Group plc	806,616	15,857
	Travis Perkins plc	916,458	15,636
	Spectris plc	460,508	14,100
	Aberdeen Asset Management plc	2,948,020	13,568
	ICAP plc	2,196,058	13,536
	Mondi plc	1,401,481	13,032
*	Premier Oil plc	2,123,357	12,922
	Cookson Group plc	1,095,106	12,900
	William Hill plc	2,801,795	12,798
	Drax Group plc	1,448,693	12,765
	Inmarsat plc	1,785,181	12,739
	Cairn Energy plc	2,222,370	12,452
^,*	Gulf Keystone Petroleum Ltd.	3,219,062	12,440
	Rotork plc	345,855	12,392
	Man Group plc	7,337,662	12,327
	Investec plc	2,134,019	12,307
	Persimmon plc	1,196,608	12,205
	3i Group plc	3,884,285	12,045
	Kazakhmys plc	843,183	11,836
	Capital Shopping Centres Group plc	2,239,579	11,816
	Invensys plc	3,262,851	11,770
	Spirax-Sarco Engineering plc	311,327	11,656
	Balfour Beatty plc	2,734,508	11,588
	Melrose plc	1,571,875	11,154
	Lonmin plc	650,624	11,043
	Ladbrokes plc	3,654,080	10,642
	Amlin plc	1,985,119	10,632
	Segro plc	2,946,866	10,575
	London Stock Exchange Group plc	598,817	10,573
	Taylor Wimpey plc	12,853,841	10,484
	IG Group Holdings plc	1,387,529	10,426
	Inchcape plc	1,747,435	10,382

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Berkeley Group Holdings plc	498,837	10,373
	Derwent London plc	366,566	10,365
	Schroders plc (Voting Shares)	449,371	10,343
	Rentokil Initial plc	7,300,471	10,268
	Provident Financial plc	546,893	10,260
	DS Smith plc	3,732,887	10,168
	Halma plc	1,506,275	9,906
	Rightmove plc	385,515	9,646
	Hiscox Ltd.	1,485,556	9,608
*	Aegis Group plc	3,304,045	9,533
*	Telecity Group plc	721,835	9,461
*	Afren plc	4,316,208	9,450
	Vedanta Resources plc	472,327	9,361
	Catlin Group Ltd.	1,356,415	9,293
	UBM plc	967,872	9,263
	Eurasian Natural Resources Corp. plc	1,015,296	9,255
*	Imagination Technologies Group plc	819,864	9,147
*	Ophir Energy plc	945,284	8,838
	Shaftesbury plc	1,012,498	8,406
*	Barratt Developments plc	3,829,955	8,313
	Henderson Group plc	4,215,511	8,294
	Logica plc	6,466,512	8,183
	Ashtead Group plc	2,022,405	8,167
*	BTG plc	1,318,998	8,137
	Carillion plc	1,706,387	8,082
	Hays plc	5,457,303	7,919
	Michael Page International plc	1,165,342	7,874
	Ashmore Group plc	1,266,908	7,869
*	African Minerals Ltd.	930,091	7,830
	Daily Mail & General Trust plc	1,145,588	7,742
	Lancashire Holdings Ltd.	587,512	7,679
	Victrex plc	323,513	7,624
	Booker Group plc	5,899,171	7,564
	Ultra Electronics Holdings plc	274,101	7,494
	Aveva Group plc	275,598	7,462
*	Cove Energy plc	1,985,050	7,296
	Spirent Communications plc	2,638,269	7,282
	Greene King plc	877,732	7,274
	Hargreaves Lansdown plc	845,026	7,220
	Great Portland Estates plc	1,231,571	7,199
	Hunting plc	463,506	7,157
	Capital & Counties Properties plc	2,183,695	7,054
	Close Brothers Group plc	583,592	6,986
	Stagecoach Group plc	1,726,531	6,951
	Debenhams plc	5,169,750	6,932
	Mitie Group plc	1,428,773	6,765
	Bwin.Party Digital Entertainment plc	2,642,345	6,607
^,*	ASOS plc	274,979	6,598
	QinetiQ Group plc	2,653,322	6,590
	Intermediate Capital Group plc	1,580,061	6,587
	Electrocomponents plc	1,716,379	6,352
	Filtrona plc	836,041	6,304
	AZ Electronic Materials SA	1,196,536	6,185
	De La Rue plc	389,822	6,176
	TUI Travel plc	1,989,657	6,170
	Cable & Wireless Worldwide plc	10,676,118	6,148
	Firstgroup plc	1,933,312	6,113
	Elementis plc	1,799,117	6,075
	Bellway plc	474,765	6,067
	National Express Group plc	1,721,736	6,056
	Hikma Pharmaceuticals plc	587,758	5,991
	BBA Aviation plc	1,864,246	5,979
	Britvic plc	958,584	5,947
	Jardine Lloyd Thompson Group plc	520,075	5,935

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
*	Rockhopper Exploration plc	1,066,759	5,900
	Morgan Crucible Co. plc	1,104,205	5,826
	Berendsen plc	680,991	5,695
*	Misys plc	1,005,161	5,693
	Fenner plc	774,564	5,668
	Hochschild Mining plc	680,426	5,559
	Senior plc	1,600,484	5,534
	Home Retail Group plc	3,183,453	5,507
	Genus plc	238,719	5,473
	Cable & Wireless Communications plc	10,197,492	5,458
	Bodycote plc	761,497	5,259
	Petropavlovsk plc	677,262	5,255
	Premier Farnell plc	1,499,839	5,234
	easyJet plc	623,948	5,024
	Millennium & Copthorne Hotels plc	628,271	4,955
*	Howden Joinery Group plc	2,476,353	4,911
*	Micro Focus International plc	646,829	4,884
	WH Smith plc	562,363	4,810
	Tullett Prebon plc	859,001	4,789
	WS Atkins plc	402,622	4,755
	Beazley plc	2,055,932	4,733
*	EnQuest plc	2,247,107	4,623
*	Centamin plc	4,103,932	4,582
	Ferrexpo plc	959,700	4,565
	Regus plc	2,630,572	4,560
	Homeserve plc	1,111,572	4,556
	International Personal Finance plc	996,361	4,328
^,*	Dixons Retail plc	14,751,646	4,266
	St. James's Place plc	790,736	4,244
	TalkTalk Telecom Group plc	2,040,702	4,237
*	Soco International plc	858,605	4,185
	PZ Cussons plc	774,640	4,179
*	Mitchells & Butlers plc	971,459	4,161
	SIG plc	2,406,621	4,115
	Chemring Group plc	769,630	4,080
^	Betfair Group plc	317,365	4,070
	Bovis Homes Group plc	538,747	4,043
	Yule Catto & Co. plc	1,039,881	3,928
	Abcam plc	642,686	3,861
^,*	Petra Diamonds Ltd.	1,514,255	3,809
	Jupiter Fund Management plc	1,027,216	3,808
	Laird plc	1,065,149	3,739
	Halfords Group plc	827,760	3,696
	Restaurant Group plc	809,712	3,692
	SDL plc	318,924	3,689
	Rathbone Brothers plc	169,228	3,634
	London & Stamford Property plc	2,008,042	3,617
	Fidessa Group plc	142,679	3,588
	Playtech Ltd.	584,847	3,532
	Marston's plc	2,199,207	3,483
	Diploma plc	464,639	3,459
	RPS Group plc	885,939	3,409
	Galliford Try plc	320,828	3,401
	Paragon Group of Cos. plc	1,163,189	3,399
	ITE Group plc	912,944	3,348
*	Sports Direct International plc	671,221	3,293
	Renishaw plc	139,952	3,292
	Domino's Pizza UK & IRL plc	454,142	3,240
	Devro plc	640,029	3,203
^,*	Essar Energy plc	1,314,268	3,133
	Dignity plc	225,944	3,081
	Greggs plc	373,331	3,039
	Savills plc	521,828	3,029
	Phoenix Group Holdings	351,111	3,008

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Synergy Health plc	222,809	3,006
	Cape plc	489,097	2,996
	African Barrick Gold plc	505,802	2,953
	Kier Group plc	151,498	2,868
	CSR plc	764,589	2,861
	JD Wetherspoon plc	434,603	2,861
	Go-Ahead Group plc	149,686	2,770
	Dairy Crest Group plc	554,667	2,710
	Grainger plc	1,673,543	2,695
	New World Resources plc	406,770	2,687
^,*	Ocado Group plc	1,271,573	2,680
	Brewin Dolphin Holdings plc	954,870	2,534
*	Spirit Pub Co. plc	2,753,894	2,480
	Stobart Group Ltd.	1,191,302	2,472
	Kcom Group plc	2,121,767	2,445
	Interserve plc	525,404	2,439
	Computacenter plc	360,907	2,433
	N Brown Group plc	619,132	2,303
*	Salamander Energy plc	569,153	2,300
	Shanks Group plc	1,525,052	2,292
	Dunelm Group plc	270,612	2,247
	Big Yellow Group plc	463,200	2,229
*	Songbird Estates plc	1,164,300	2,212
	Telecom Plus plc	194,735	2,160
	Raven Russia Ltd.	2,133,836	2,156
	Euromoney Institutional Investor plc	168,573	2,148
*	Enterprise Inns plc	2,109,785	2,107
*	Premier Foods plc	7,942,934	2,096
	Moneysupermarket.com Group plc	965,043	2,089
	F&C Asset Management plc	1,899,406	2,076
*	Redrow plc	1,036,548	2,071
*	Colt Group SA	1,198,615	2,070
*	Borders & Southern Petroleum plc	1,493,779	2,069
	Sthree plc	360,197	2,025
	Avocet Mining plc	713,070	2,007
	Anglo Pacific Group plc	379,055	1,969
^,*	London Mining plc	399,879	1,941
	Unite Group plc	608,923	1,930
*	Avanti Communications Group plc	428,527	1,899
	Majestic Wine plc	251,181	1,871
*	Gem Diamonds Ltd.	443,307	1,866
*	Faroe Petroleum plc	633,996	1,827
	Cineworld Group plc	554,349	1,827
	Hargreaves Services plc	91,677	1,826
*	Nautical Petroleum plc	330,350	1,816
	Kesa Electricals plc	2,048,249	1,812
	Keller Group plc	243,316	1,778
	TT electronics plc	571,123	1,761
	Hill & Smith Holdings plc	326,049	1,747
*	Northgate plc	536,007	1,732
	Kentz Corp. Ltd.	249,503	1,716
	ST Modwen Properties plc	628,367	1,712
*	Heritage Oil plc	700,262	1,692
^,*	Chariot Oil & Gas Ltd.	584,347	1,679
	Morgan Sindall Group plc	154,526	1,672
	John Menzies plc	157,105	1,661
*	BowLeven plc	1,091,108	1,577
	Workspace Group plc	428,668	1,571
	Primary Health Properties plc	276,615	1,500
	Mcbride plc	716,026	1,476
*	Monitise plc	2,529,250	1,467
*	Allied Gold Mining plc	754,215	1,456
*	Vectura Group plc	1,245,177	1,456
^,*	Carpetright plc	148,438	1,445

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

			Market
			Value
		Shares	($000)
	Mears Group plc	332,008	1,411
	Pace plc	1,192,909	1,409
*	Xchanging plc	845,839	1,388
*	Valiant Petroleum plc	138,358	1,316
^	Thomas Cook Group plc	3,580,836	1,308
*	Quintain Estates & Development plc	2,052,742	1,275
*	Amerisur Resources plc	3,101,037	1,256
	Helical Bar plc	404,922	1,247
*	Wolfson Microelectronics plc	432,013	1,245
	Development Securities plc	460,599	1,233
^,*	Lonrho plc	6,849,134	1,224
	Sportingbet plc	2,235,707	1,216
	Chesnara plc	420,262	1,202
	Lavendon Group plc	600,102	1,175
*	Pendragon plc	4,852,765	1,162
^,*	Xcite Energy Ltd.	685,694	1,159
^,*	Falkland Oil & Gas Ltd.	735,495	1,111
*	Pan African Resources plc	4,188,789	1,090
	Mecom Group plc	444,629	1,083
*	Patagonia Gold plc	1,701,790	1,017
	Highland Gold Mining Ltd.	503,634	1,014
	Metric Property Investments plc	680,156	988
	WSP Group plc	238,473	973
*	Blinkx plc	1,108,458	967
	Severfield-Rowen plc	320,258	962
	Speedy Hire plc	2,003,411	896
	JKX Oil & Gas plc	401,296	894
	Chime Communications plc	244,127	864
	Clarkson plc	38,770	850
*	IQE plc	2,056,092	834
	Lookers plc	809,829	828
*	Andor Technology Ltd.	90,414	804
	Volex plc	175,047	747
	Mothercare plc	268,745	745
*	888 Holdings plc	546,687	734
*	Eros International plc	153,155	724
*	Aurelian Oil & Gas plc	2,002,671	714
*	Circle Oil plc	1,926,242	679
*	Gulfsands Petroleum plc	329,479	673
	Rank Group plc	338,487	643
	Costain Group plc	164,626	595
*	Bahamas Petroleum Co. plc	4,639,775	586
^,*	SuperGroup plc	99,422	562
	Melrose Resources plc	258,141	508
^,*	Yell Group plc	7,860,627	498
*	Hardy Oil & Gas plc	205,342	496
*	Trinity Mirror plc	933,710	493
*	Zanaga Iron Ore Co. Ltd.	291,415	477
*	San Leon Energy plc	2,466,860	431
*	Cupid plc	125,139	407
*	Wincanton plc	471,653	391
*	Nanoco Group plc	323,569	365
^,*	Pursuit Dynamics plc	198,578	329
	Immunodiagnostic Systems Holdings plc	59,505	325
	Promethean World plc	394,269	301
*	Sterling Energy plc	438,752	283
*	UK Coal plc	810,150	261

			10,679,994
Total Common Stocks (Cost $68,118,427)			68,362,211

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2012

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (5.3%) [1]
Money Market Fund (5.3%)
4,5	Vanguard Market Liquidity Fund	0.137%		3,634,944,506	3,634,945

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	Fannie Mae Discount Notes	0.150%	8/22/12	1,000	999
6,7	Freddie Mac Discount Notes	0.120%	7/23/12	5,000	4,998
6	Freddie Mac Discount Notes	0.135%	8/6/12	1,000	1,000
7	United States Treasury Note/Bond	1.875%	6/15/12	2,000	2,004
	United States Treasury Note/Bond	0.625%	6/30/12	2,100	2,102
7	United States Treasury Note/Bond	0.375%	8/31/12	15,000	15,012
					26,115
Total Temporary Cash Investments (Cost $3,661,060)					3,661,060
Total Investments (104.6%) (Cost $71,779,487)					72,023,271
Other Assets and Liabilities—Net (-4.6%)[5]					(3,192,333)
Net Assets (100%)					68,830,938

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,101,080,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 4.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $293,339,000, representing 0.4% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $3,313,394,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
7 Securities with a value of $19,515,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 1132 062012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2012

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 15, 2012

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see file Number 2-11444, Incorporated by Reference.